UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21991

Fidelity Rutland Square Trust II
 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210
 (Address of principal executive offices)       (Zip code)

John Hitt, Secretary

245 Summer St.

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	May 31

Date of reporting period:	November 30, 2015

Item 1. Reports to Stockholders

Contents Shareholder Expense Example Investment Changes (Unaudited) Investments November 30, 2015 (Unaudited) Financial Statements Notes to Financial Statements Board Approval of Investment Advisory Contracts and Management Fees Contents Shareholder Expense Example Investment Changes (Unaudited) Investments November 30, 2015 (Unaudited) Financial Statements Notes to Financial Statements Board Approval of Investment Advisory Contracts and Management Fees Contents Shareholder Expense Example Investment Changes (Unaudited) Investments November 30, 2015 (Unaudited) Financial Statements Notes to Financial Statements Board Approval of Investment Advisory Contracts and Management Fees Contents Shareholder Expense Example Investment Changes (Unaudited) Investments November 30, 2015 (Unaudited) Financial Statements Notes to Financial Statements Board Approval of Investment Advisory Contracts and Management Fees Contents Shareholder Expense Example Investment Changes (Unaudited) Investments November 30, 2015 (Unaudited) Financial Statements Notes to Financial Statements Board Approval of Investment Advisory Contracts and Management Fees

Strategic Advisers®
Core Fund

Offered exclusively to certain clients of Strategic Advisers, Inc. - not available for sale to the general public

Semiannual Report

November 30, 2015

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Board Approval of Investment Advisory Contracts and Management Fees	(Click Here)

To view a fund's proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-3455 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2016 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (June 1, 2015 to November 30, 2015).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition to the direct expenses incurred by the Fund presented in the table, as a shareholder of the underlying mutual funds (the Underlying Funds), the Fund also indirectly bears its proportionate share of the expenses of the Underlying Funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition to the direct expenses incurred by the Fund presented in the table, as a shareholder of the Underlying Funds, the Fund also indirectly bears its proportionate share of the expenses of the Underlying Funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio B	Beginning Account Value June 1, 2015	Ending Account Value November 30, 2015	Expenses Paid During Period C June 1, 2015 to November 30, 2015
Actual	.18%	$ 1,000.00	$ 983.20	$ .89
HypotheticalA		$ 1,000.00	$ 1,024.10	$ .91

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

C Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period). The fees and expenses of the Underlying Funds in which the Fund invests are not included in the Fund's annualized expense ratio.

Semiannual Report

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Top Ten Holdings as of November 30, 2015
(excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
JPMorgan U.S. Large Cap Core Plus Fund Select Class*	11.4	11.9
FMI Large Cap Fund	4.1	4.5
Putnam Equity Spectrum Fund Class A	2.8	3.2
BBH Core Select Fund Class N	2.4	2.3
Fidelity Advisor Technology Fund Class I	2.2	2.3
Apple, Inc.	1.9	2.2
Fidelity Financial Services Portfolio	1.8	1.9
Spartan 500 Index Fund Investor Class	1.7	2.3
Fidelity Health Care Portfolio	1.6	1.9
Microsoft Corp.	1.4	1.2
	31.3
* The JPMorgan U.S. Large Cap Core Plus Fund seeks to provide a high total return from a portfolio of selected equity securities which includes both long and short positions.
Top Five Market Sectors as of November 30, 2015
(stocks only)	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	12.2	12.3
Financials	10.8	9.8
Health Care	9.7	9.2
Consumer Discretionary	7.8	7.8
Industrials	7.4	6.8
Asset Allocation (% of fund's net assets)
As of November 30, 2015	As of May 31, 2015
Stocks 62.5%	Stocks 60.8%
Convertible Bonds 0.0%	Convertible Bonds 0.0%
Large Blend Funds 21.0%	Large Blend Funds 22.2%
Large Growth Funds 0.3%	Large Growth Funds 0.4%
Large Value Funds 1.0%	Large Value Funds 0.0%
Mid-Cap Blend Funds 2.8%	Mid-Cap Blend Funds 3.2%
Sector Funds 10.8%	Sector Funds 11.9%
Short-Term Investments and Net Other Assets (Liabilities) 1.6%	Short-Term Investments and Net Other Assets (Liabilities) 1.5%

Asset allocations of equity funds in the pie charts reflect the categorizations of assets as defined by Morningstar as of the reporting dates indicated above.
Percentages shown as 0.0% may reflect amounts less than 0.05%.

Semiannual Report

Investments November 30, 2015 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 62.5%
	Shares	Value
CONSUMER DISCRETIONARY - 7.8%
Auto Components - 0.2%
Autoliv, Inc.	34,100	$ 4,290,803
BorgWarner, Inc.	138,500	5,912,565
Cooper Tire & Rubber Co.	39,800	1,671,202
Delphi Automotive PLC	86,960	7,642,045
Gentex Corp.	37,600	629,236
Johnson Controls, Inc.	423,000	19,458,000
Lear Corp.	95,900	12,073,810
The Goodyear Tire & Rubber Co.	192,200	6,703,936
		58,381,597
Automobiles - 0.3%
Ford Motor Co.	1,383,803	19,829,897
General Motors Co.	695,239	25,167,652
Harley-Davidson, Inc.	305,720	14,955,822
Tesla Motors, Inc. (a)	22,760	5,240,718
		65,194,089
Hotels, Restaurants & Leisure - 1.3%
Brinker International, Inc.	61,900	2,823,878
Carnival Corp. unit	212,600	10,742,678
Chipotle Mexican Grill, Inc. (a)	34,728	20,126,612
Darden Restaurants, Inc.	36,600	2,055,822
Dunkin' Brands Group, Inc.	58,562	2,484,200
Hilton Worldwide Holdings, Inc.	346,600	8,048,052
Hyatt Hotels Corp. Class A (a)	4,200	207,018
Las Vegas Sands Corp.	110,800	4,881,848
Marriott International, Inc. Class A	19,800	1,404,018
McDonald's Corp.	530,805	60,596,699
MGM Mirage, Inc. (a)	226,200	5,143,788
Norwegian Cruise Line Holdings Ltd. (a)	123,900	7,116,816
Royal Caribbean Cruises Ltd.	169,395	15,687,671
Starbucks Corp.	624,701	38,350,394
Wyndham Worldwide Corp.	1,659,328	125,976,182
Yum! Brands, Inc.	168,871	12,244,836
		317,890,512
Household Durables - 0.3%
D.R. Horton, Inc.	406,430	13,131,753
Harman International Industries, Inc.	125,592	12,956,071
Lennar Corp. Class A	682,236	34,937,306
Mohawk Industries, Inc. (a)	8,600	1,640,192
PulteGroup, Inc.	343,945	6,700,049
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Household Durables - continued
Toll Brothers, Inc. (a)	155,676	$ 5,788,034
Whirlpool Corp.	38,200	6,208,264
		81,361,669
Internet & Catalog Retail - 0.8%
Amazon.com, Inc. (a)	191,893	127,570,466
Netflix, Inc. (a)	77,300	9,533,409
Priceline Group, Inc. (a)	45,259	56,521,702
TripAdvisor, Inc. (a)	146,713	12,084,750
		205,710,327
Leisure Products - 0.0%
Mattel, Inc.	498,900	12,402,654
Media - 2.8%
AMC Networks, Inc. Class A (a)	6,500	528,515
CBS Corp. Class B	56,000	2,826,880
Charter Communications, Inc. Class A (a)	585,204	109,643,821
Comcast Corp.:
Class A	2,539,477	154,552,570
Class A (special) (non-vtg.)	629,850	38,446,044
Discovery Communications, Inc. Class A (a)	19,300	601,002
DISH Network Corp. Class A (a)	233,706	14,655,703
Gannett Co., Inc.	32,450	554,246
Liberty Media Corp. Class A (a)	648,480	26,269,925
MSG Network, Inc. Class A (a)	1,040,419	20,579,488
News Corp. Class A	518,400	7,439,040
Omnicom Group, Inc.	31,300	2,313,696
Starz Series A (a)	51,982	1,833,925
Tegna, Inc.	94,000	2,655,500
The Madison Square Garden Co. (a)	292,224	47,474,711
The Walt Disney Co.	811,736	92,107,684
Time Warner Cable, Inc.	82,375	15,220,429
Time Warner, Inc.	1,379,022	96,503,960
Twenty-First Century Fox, Inc. Class A	1,673,152	49,374,716
Viacom, Inc. Class B (non-vtg.)	443,800	22,096,802
		705,678,657
Multiline Retail - 0.3%
Big Lots, Inc.	13,500	607,365
Dillard's, Inc. Class A	19,700	1,477,500
Dollar General Corp.	108,500	7,096,985
Kohl's Corp.	92,500	4,359,525
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Multiline Retail - continued
Macy's, Inc.	107,700	$ 4,208,916
Target Corp.	660,100	47,857,250
		65,607,541
Specialty Retail - 1.5%
Abercrombie & Fitch Co. Class A	36,100	923,077
AutoNation, Inc. (a)	626,840	40,067,613
AutoZone, Inc. (a)	24,295	19,041,692
Best Buy Co., Inc.	394,615	12,540,865
CarMax, Inc. (a)	268,200	15,367,860
Foot Locker, Inc.	57,600	3,744,000
GameStop Corp. Class A	13,200	462,396
Gap, Inc.	108,400	2,897,532
Home Depot, Inc.	663,400	88,815,992
L Brands, Inc.	128,300	12,241,103
Lowe's Companies, Inc.	1,403,862	107,535,829
Penske Automotive Group, Inc.	11,500	536,590
Ross Stores, Inc.	270,460	14,066,625
Staples, Inc.	27,100	327,097
Tiffany & Co., Inc.	146,245	11,652,802
TJX Companies, Inc.	410,315	28,968,239
Tractor Supply Co.	59,000	5,271,650
		364,460,962
Textiles, Apparel & Luxury Goods - 0.3%
Coach, Inc.	26,600	845,082
Hanesbrands, Inc.	602,000	18,463,340
NIKE, Inc. Class B	270,200	35,742,056
PVH Corp.	10,700	976,803
Ralph Lauren Corp.	88,869	11,038,418
VF Corp.	201,176	13,016,087
		80,081,786
TOTAL CONSUMER DISCRETIONARY		1,956,769,794
CONSUMER STAPLES - 6.4%
Beverages - 2.2%
Anheuser-Busch InBev SA NV ADR	5,300	680,838
Coca-Cola Enterprises, Inc.	2,009,920	101,098,976
Diageo PLC	399,484	11,457,705
Dr. Pepper Snapple Group, Inc.	122,800	11,021,300
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Beverages - continued
Molson Coors Brewing Co. Class B	1,464,703	$ 134,796,617
PepsiCo, Inc.	2,029,789	203,303,666
SABMiller PLC	26,211	1,591,491
The Coca-Cola Co.	2,081,627	88,718,943
		552,669,536
Food & Staples Retailing - 1.5%
Costco Wholesale Corp.	273,448	44,139,976
CVS Health Corp.	1,763,303	165,909,179
Kroger Co.	2,686,368	101,168,619
Rite Aid Corp. (a)	305,200	2,404,976
Sysco Corp.	179,645	7,383,410
Wal-Mart Stores, Inc.	397,100	23,365,364
Walgreens Boots Alliance, Inc.	344,004	28,906,656
Whole Foods Market, Inc.	183,000	5,334,450
		378,612,630
Food Products - 1.3%
Archer Daniels Midland Co.	300,700	10,972,543
Bunge Ltd.	140,800	9,378,688
Cal-Maine Foods, Inc.	38,400	2,093,184
ConAgra Foods, Inc.	234,300	9,589,899
Fresh Del Monte Produce, Inc.	48,300	2,111,193
General Mills, Inc.	403,498	23,306,044
Ingredion, Inc.	49,500	4,879,215
Kellogg Co.	424,363	29,183,444
Keurig Green Mountain, Inc.	159,200	8,342,080
Mead Johnson Nutrition Co. Class A	285,008	22,968,795
Mondelez International, Inc.	3,190,701	139,306,006
Sanderson Farms, Inc.	30,300	2,266,743
The Hershey Co.	63,578	5,487,417
The Kraft Heinz Co.	124,112	9,145,813
Tyson Foods, Inc. Class A	744,230	37,211,500
		316,242,564
Household Products - 0.5%
Colgate-Palmolive Co.	126,100	8,282,248
Henkel AG & Co. KGaA	43,811	4,205,311
Procter & Gamble Co.	1,454,833	108,879,702
		121,367,261
Personal Products - 0.0%
Edgewell Personal Care Co. (a)	6,300	507,150
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Personal Products - continued
Estee Lauder Companies, Inc. Class A	21,900	$ 1,842,228
Herbalife Ltd. (a)	9,700	559,981
		2,909,359
Tobacco - 0.9%
Altria Group, Inc.	307,000	17,683,200
British American Tobacco PLC sponsored ADR	129,310	14,966,339
Philip Morris International, Inc.	1,301,443	113,733,104
Reynolds American, Inc.	1,551,269	71,746,191
		218,128,834
TOTAL CONSUMER STAPLES		1,589,930,184
ENERGY - 4.0%
Energy Equipment & Services - 0.4%
Atwood Oceanics, Inc.	30,500	484,340
Baker Hughes, Inc.	384,348	20,781,696
Cameron International Corp. (a)	77,400	5,285,646
Ensco PLC Class A	103,700	1,775,344
FMC Technologies, Inc. (a)	29,400	1,000,188
Halliburton Co.	456,700	18,199,495
Helmerich & Payne, Inc.	38,300	2,230,975
National Oilwell Varco, Inc.	115,500	4,312,770
Noble Corp.	154,600	2,051,542
Oceaneering International, Inc.	83,200	3,639,168
Rowan Companies PLC	156,000	3,171,480
Schlumberger Ltd.	519,816	40,103,804
		103,036,448
Oil, Gas & Consumable Fuels - 3.6%
Anadarko Petroleum Corp.	325,912	19,522,129
Apache Corp.	552,000	27,147,360
Cabot Oil & Gas Corp.	404,785	7,622,102
Canadian Natural Resources Ltd.	98,700	2,390,174
Chevron Corp.	1,528,104	139,546,457
Cimarex Energy Co.	88,700	10,557,074
Columbia Pipeline Group, Inc.	456,298	8,747,233
Concho Resources, Inc. (a)	132,254	14,473,878
ConocoPhillips Co.	566,245	30,605,542
Continental Resources, Inc. (a)	147,700	5,361,510
EOG Resources, Inc.	376,955	31,449,356
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
EQT Corp.	333,008	$ 19,054,718
Exxon Mobil Corp.	2,848,322	232,593,975
HollyFrontier Corp.	235,543	11,324,907
Imperial Oil Ltd.	442,300	14,367,422
Kinder Morgan, Inc.	516,700	12,178,619
Magellan Midstream Partners LP	42,166	2,636,640
Marathon Oil Corp.	106,500	1,864,815
Marathon Petroleum Corp.	792,287	46,277,484
Noble Energy, Inc.	176,297	6,464,811
Occidental Petroleum Corp.	1,127,904	85,258,263
Phillips 66 Co.	237,700	21,756,681
Pioneer Natural Resources Co.	52,300	7,570,425
Range Resources Corp.	135,200	3,864,016
Spectra Energy Corp.	234,300	6,138,660
Suncor Energy, Inc.	1,530,287	42,283,568
Tesoro Corp.	32,800	3,777,576
The Williams Companies, Inc.	307,154	11,229,550
Total SA sponsored ADR	215,000	10,631,750
Valero Energy Corp.	712,975	51,234,384
Western Refining, Inc.	10,500	475,230
		888,406,309
TOTAL ENERGY		991,442,757
FINANCIALS - 10.8%
Banks - 5.2%
Bank of America Corp.	9,637,319	167,978,470
BB&T Corp.	322,256	12,445,527
BOK Financial Corp.	8,700	598,995
CIT Group, Inc.	78,100	3,355,176
Citigroup, Inc.	4,800,563	259,662,453
Citizens Financial Group, Inc.	45,040	1,199,415
Comerica, Inc.	23,600	1,093,860
Commerce Bancshares, Inc.	13,314	611,379
Cullen/Frost Bankers, Inc.	8,000	558,320
East West Bancorp, Inc.	164,655	7,142,734
Fifth Third Bancorp	470,000	9,714,900
Huntington Bancshares, Inc.	449,200	5,251,148
Investors Bancorp, Inc.	43,700	560,234
JPMorgan Chase & Co.	3,712,688	247,562,036
KeyCorp	438,900	5,753,979
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Banks - continued
M&T Bank Corp.	148,250	$ 18,580,173
Peoples United Financial, Inc.	34,000	569,500
PNC Financial Services Group, Inc.	333,974	31,897,857
Regions Financial Corp.	1,278,800	12,967,032
Standard Chartered PLC:
rights 12/10/15 (a)	127,439	174,662
(United Kingdom)	446,039	3,743,154
SunTrust Banks, Inc.	327,300	14,211,366
SVB Financial Group (a)	67,653	8,962,669
Synovus Financial Corp.	16,900	564,122
U.S. Bancorp	4,583,309	201,161,432
Wells Fargo & Co.	5,172,741	285,018,029
		1,301,338,622
Capital Markets - 1.6%
Ameriprise Financial, Inc.	262,668	29,668,351
Bank of New York Mellon Corp.	818,657	35,889,923
BlackRock, Inc. Class A	103,699	37,717,400
Charles Schwab Corp.	994,450	33,522,910
E*TRADE Financial Corp. (a)	360,100	10,957,843
Eaton Vance Corp. (non-vtg.)	14,500	520,840
Franklin Resources, Inc.	39,500	1,655,840
Goldman Sachs Group, Inc.	287,071	54,549,231
Invesco Ltd.	288,714	9,726,775
LPL Financial	87,500	4,023,250
Morgan Stanley	2,626,034	90,072,966
Northern Trust Corp.	191,100	14,321,034
Och-Ziff Capital Management Group LLC Class A	291,600	1,802,088
State Street Corp.	810,400	58,818,832
T. Rowe Price Group, Inc.	32,400	2,467,260
TD Ameritrade Holding Corp.	126,200	4,622,706
		390,337,249
Consumer Finance - 0.4%
Ally Financial, Inc. (a)	39,662	791,654
American Express Co.	339,491	24,321,135
Capital One Financial Corp.	153,900	12,082,689
Discover Financial Services	564,573	32,045,163
Navient Corp.	71,000	845,610
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Consumer Finance - continued
Nelnet, Inc. Class A	32,500	$ 1,072,500
Synchrony Financial (a)	868,499	27,644,323
		98,803,074
Diversified Financial Services - 0.8%
Berkshire Hathaway, Inc. Class B (a)	580,343	77,818,193
CME Group, Inc.	264,407	25,819,344
IntercontinentalExchange, Inc.	113,613	29,521,202
Leucadia National Corp.	45,700	807,976
McGraw Hill Financial, Inc.	571,424	55,125,273
The NASDAQ OMX Group, Inc.	21,200	1,242,744
Voya Financial, Inc.	28,200	1,147,740
		191,482,472
Insurance - 1.8%
ACE Ltd.	452,957	52,022,111
AFLAC, Inc.	163,200	10,647,168
Alleghany Corp. (a)	2,100	1,069,656
Allstate Corp.	171,400	10,757,064
American Financial Group, Inc.	67,600	5,002,400
American International Group, Inc.	915,940	58,235,465
Arch Capital Group Ltd. (a)	15,800	1,145,026
Arthur J. Gallagher & Co.	98,162	4,294,588
Assurant, Inc.	69,900	5,977,848
Axis Capital Holdings Ltd.	51,700	2,895,200
Cincinnati Financial Corp.	18,000	1,099,980
CNA Financial Corp.	200,800	7,377,392
Endurance Specialty Holdings Ltd.	52,390	3,455,644
Everest Re Group Ltd.	58,400	10,771,296
FNF Group	170,973	6,129,382
Genworth Financial, Inc. Class A (a)	500,629	2,528,176
Hanover Insurance Group, Inc.	41,900	3,544,740
Hartford Financial Services Group, Inc.	361,200	16,485,168
Lincoln National Corp.	201,900	11,102,481
Loews Corp.	521,900	19,774,791
Markel Corp. (a)	1,500	1,357,755
Marsh & McLennan Companies, Inc.	548,755	30,346,152
MetLife, Inc.	1,448,389	73,998,194
Principal Financial Group, Inc.	37,800	1,945,188
Progressive Corp.	75,400	2,323,828
Prudential Financial, Inc.	169,100	14,635,605
Reinsurance Group of America, Inc.	34,300	3,151,484
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Insurance - continued
The Chubb Corp.	142,100	$ 18,548,313
The Travelers Companies, Inc.	200,700	22,994,199
Torchmark Corp.	45,500	2,758,210
Unum Group	200,875	7,368,095
W.R. Berkley Corp.	15,900	884,994
Willis Group Holdings PLC	217,300	9,987,108
XL Group PLC Class A	582,764	22,249,930
		446,864,631
Real Estate Investment Trusts - 1.0%
American Tower Corp.	330,474	32,842,506
Annaly Capital Management, Inc.	574,200	5,500,836
AvalonBay Communities, Inc.	144,506	26,269,746
Crown Castle International Corp.	1,093,451	93,938,375
Federal Realty Investment Trust (SBI)	39,700	5,816,844
General Growth Properties, Inc.	194,500	4,953,915
Hospitality Properties Trust (SBI)	185,900	5,162,443
Iron Mountain, Inc.	164,417	4,567,504
Piedmont Office Realty Trust, Inc. Class A	104,000	2,026,960
Prologis, Inc.	395,233	16,896,211
Public Storage	30,900	7,417,854
Simon Property Group, Inc.	151,686	28,250,001
SL Green Realty Corp.	40,800	4,817,664
VEREIT, Inc.	310,400	2,585,632
Vornado Realty Trust	115,300	11,156,428
Weyerhaeuser Co.	174,821	5,623,992
		257,826,911
Real Estate Management & Development - 0.0%
Jones Lang LaSalle, Inc.	5,600	930,272
Thrifts & Mortgage Finance - 0.0%
New York Community Bancorp, Inc.	56,100	920,040
Radian Group, Inc.	113,300	1,614,525
		2,534,565
TOTAL FINANCIALS		2,690,117,796
HEALTH CARE - 9.7%
Biotechnology - 2.2%
AbbVie, Inc.	900,422	52,359,539
Alexion Pharmaceuticals, Inc. (a)	219,016	39,081,215
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Biotechnology - continued
Amgen, Inc.	718,740	$ 115,789,014
Baxalta, Inc.	2,075,702	71,362,635
Biogen, Inc. (a)	149,027	42,749,885
BioMarin Pharmaceutical, Inc. (a)	78,307	7,468,139
Celgene Corp. (a)	366,532	40,116,927
Gilead Sciences, Inc.	1,077,993	114,224,138
Incyte Corp. (a)	52,700	6,020,448
Intercept Pharmaceuticals, Inc. (a)	13,700	2,418,187
Regeneron Pharmaceuticals, Inc. (a)	28,300	15,409,350
United Therapeutics Corp. (a)	24,600	3,754,698
Vertex Pharmaceuticals, Inc. (a)	239,466	30,977,322
		541,731,497
Health Care Equipment & Supplies - 1.9%
Abbott Laboratories	3,440,702	154,556,334
Baxter International, Inc.	489,781	18,440,255
Becton, Dickinson & Co.	598,061	89,858,665
Boston Scientific Corp. (a)	1,201,165	21,957,296
Edwards Lifesciences Corp. (a)	23,700	3,863,100
Intuitive Surgical, Inc. (a)	28,700	14,924,574
Medtronic PLC	1,977,213	148,963,227
St. Jude Medical, Inc.	74,800	4,719,880
Stryker Corp.	150,000	14,469,000
		471,752,331
Health Care Providers & Services - 1.7%
Aetna, Inc.	439,262	45,134,171
Anthem, Inc.	193,500	25,228,530
Cardinal Health, Inc.	28,300	2,457,855
Cigna Corp.	95,500	12,890,590
DaVita HealthCare Partners, Inc. (a)	125,100	9,137,304
Express Scripts Holding Co. (a)	444,091	37,960,899
HCA Holdings, Inc. (a)	228,900	15,578,934
Humana, Inc.	146,015	24,626,890
Laboratory Corp. of America Holdings (a)	24,500	2,977,730
McKesson Corp.	469,286	88,859,304
Quest Diagnostics, Inc.	85,200	5,820,864
UnitedHealth Group, Inc.	1,291,838	145,603,061
Universal Health Services, Inc. Class B	11,800	1,433,936
		417,710,068
Life Sciences Tools & Services - 0.1%
Agilent Technologies, Inc.	204,600	8,556,372
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Life Sciences Tools & Services - continued
Illumina, Inc. (a)	47,662	$ 8,765,042
Thermo Fisher Scientific, Inc.	155,759	21,557,046
		38,878,460
Pharmaceuticals - 3.8%
Allergan PLC (a)	297,816	93,481,464
Bristol-Myers Squibb Co.	1,139,818	76,379,204
Eli Lilly & Co.	687,000	56,361,480
GlaxoSmithKline PLC sponsored ADR	723,600	29,313,036
Johnson & Johnson	2,495,930	252,687,953
Mallinckrodt PLC (a)	223,200	15,157,512
Merck & Co., Inc.	811,672	43,026,733
Mylan N.V.	111,046	5,696,660
Novartis AG sponsored ADR	32,371	2,759,304
Pfizer, Inc.	7,014,423	229,862,642
Shire PLC sponsored ADR	161,519	33,654,099
Teva Pharmaceutical Industries Ltd. sponsored ADR	1,611,978	101,441,776
Valeant Pharmaceuticals International, Inc. (Canada) (a)	58,703	5,290,281
		945,112,144
TOTAL HEALTH CARE		2,415,184,500
INDUSTRIALS - 7.4%
Aerospace & Defense - 3.3%
General Dynamics Corp.	66,400	9,724,944
Honeywell International, Inc.	2,051,470	213,250,307
Huntington Ingalls Industries, Inc.	6,100	798,612
L-3 Communications Holdings, Inc.	127,191	15,569,450
Lockheed Martin Corp.	556,200	121,896,792
Moog, Inc. Class A (a)	40,300	2,662,621
Northrop Grumman Corp.	854,392	159,224,493
Raytheon Co.	575,458	71,374,056
Rockwell Collins, Inc.	61,500	5,699,820
Spirit AeroSystems Holdings, Inc. Class A (a)	18,100	949,345
Textron, Inc.	577,700	24,650,459
The Boeing Co.	681,888	99,180,610
Triumph Group, Inc.	61,300	2,455,065
United Technologies Corp.	912,356	87,631,794
Vectrus, Inc. (a)	3,372	81,468
		815,149,836
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Air Freight & Logistics - 0.3%
FedEx Corp.	211,700	$ 33,562,918
United Parcel Service, Inc. Class B	284,108	29,265,965
		62,828,883
Airlines - 0.5%
Alaska Air Group, Inc.	77,100	6,147,183
American Airlines Group, Inc.	539,510	22,260,183
Delta Air Lines, Inc.	1,249,706	58,061,341
JetBlue Airways Corp. (a)	73,700	1,823,338
Southwest Airlines Co.	83,900	3,849,332
United Continental Holdings, Inc. (a)	583,169	32,500,008
		124,641,385
Building Products - 0.1%
Allegion PLC	224,623	15,096,912
Fortune Brands Home & Security, Inc.	118,999	6,541,375
Masco Corp.	305,418	9,135,052
Owens Corning	88,300	4,135,972
		34,909,311
Commercial Services & Supplies - 0.2%
ADT Corp.	21,300	755,511
Deluxe Corp.	41,200	2,416,380
Herman Miller, Inc.	82,600	2,619,246
Pitney Bowes, Inc.	11,300	244,080
R.R. Donnelley & Sons Co.	113,700	1,829,433
Republic Services, Inc.	39,491	1,734,840
The Brink's Co.	5,400	173,772
Tyco International Ltd.	674,010	23,799,293
Waste Connections, Inc.	49,420	2,693,390
		36,265,945
Construction & Engineering - 0.1%
Chicago Bridge & Iron Co. NV	13,500	577,125
Fluor Corp.	294,145	14,295,447
Jacobs Engineering Group, Inc. (a)	15,800	697,412
Tutor Perini Corp. (a)	51,700	974,028
		16,544,012
Electrical Equipment - 0.2%
Eaton Corp. PLC	489,815	28,487,640
Emerson Electric Co.	292,925	14,646,250
Hubbell, Inc. Class B	6,500	645,385
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Electrical Equipment - continued
Rockwell Automation, Inc.	17,000	$ 1,809,480
Sensata Technologies Holding BV (a)	241,800	11,076,858
		56,665,613
Industrial Conglomerates - 1.5%
Danaher Corp.	1,490,345	143,654,355
General Electric Co.	7,425,412	222,316,835
Roper Industries, Inc.	45,500	8,803,795
		374,774,985
Machinery - 0.5%
AGCO Corp.	43,500	2,186,310
Caterpillar, Inc.	115,900	8,420,135
Cummins, Inc.	20,200	2,027,474
Deere & Co.	297,910	23,704,699
Dover Corp.	20,000	1,318,000
Flowserve Corp.	318,300	14,718,192
Illinois Tool Works, Inc.	91,200	8,570,976
Ingersoll-Rand PLC	33,700	1,977,179
Lincoln Electric Holdings, Inc.	7,400	417,730
Meritor, Inc. (a)	178,700	1,919,238
PACCAR, Inc.	399,868	20,777,141
Parker Hannifin Corp.	51,775	5,418,772
Pentair PLC	212,000	12,020,400
SPX Corp.	2,651	29,267
Stanley Black & Decker, Inc.	161,600	17,640,256
Timken Co.	56,000	1,805,440
Trinity Industries, Inc.	129,100	3,505,065
		126,456,274
Professional Services - 0.0%
Dun & Bradstreet Corp.	5,000	538,950
Equifax, Inc.	22,700	2,531,050
Manpower, Inc.	9,600	866,688
Nielsen Holdings PLC	129,906	6,064,012
		10,000,700
Road & Rail - 0.7%
AMERCO	1,700	689,180
Canadian National Railway Co.	101,000	6,028,462
Canadian Pacific Railway Ltd.	328,977	48,502,214
CSX Corp.	1,187,138	33,750,333
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Road & Rail - continued
Norfolk Southern Corp.	242,162	$ 23,019,920
Union Pacific Corp.	688,423	57,793,111
		169,783,220
Trading Companies & Distributors - 0.0%
AerCap Holdings NV (a)	68,761	3,124,500
Aircastle Ltd.	98,900	2,072,944
TAL International Group, Inc.	73,600	1,485,248
W.W. Grainger, Inc.	8,100	1,624,374
		8,307,066
TOTAL INDUSTRIALS		1,836,327,230
INFORMATION TECHNOLOGY - 12.2%
Communications Equipment - 0.9%
Brocade Communications Systems, Inc.	555,000	5,208,675
Cisco Systems, Inc.	5,389,430	146,861,968
Harris Corp.	63,012	5,238,188
Juniper Networks, Inc.	242,300	7,300,499
QUALCOMM, Inc.	1,355,100	66,115,329
		230,724,659
Electronic Equipment & Components - 0.3%
Arrow Electronics, Inc. (a)	55,400	3,133,424
Avnet, Inc.	27,600	1,250,832
Corning, Inc.	561,700	10,520,641
Flextronics International Ltd. (a)	364,100	4,096,125
Ingram Micro, Inc. Class A	19,400	600,042
Jabil Circuit, Inc.	159,300	4,076,487
Keysight Technologies, Inc. (a)	102,300	3,151,863
TE Connectivity Ltd.	373,173	25,036,177
Tech Data Corp. (a)	57,600	3,896,640
Vishay Intertechnology, Inc.	143,700	1,712,904
		57,475,135
Internet Software & Services - 2.7%
Akamai Technologies, Inc. (a)	138,820	7,997,420
Alphabet, Inc.:
Class A (a)	126,657	96,620,292
Class C	455,471	338,232,765
eBay, Inc. (a)	1,107,004	32,756,248
Facebook, Inc. Class A (a)	1,506,060	156,991,694
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Internet Software & Services - continued
LinkedIn Corp. Class A (a)	18,200	$ 4,424,602
Twitter, Inc. (a)	246,500	6,261,100
Velti PLC (a)(g)	147,198	397
VeriSign, Inc. (a)	147,800	13,219,232
Yahoo!, Inc. (a)	636,661	21,525,508
		678,029,258
IT Services - 2.4%
Accenture PLC Class A	437,584	46,917,756
Alliance Data Systems Corp. (a)	266,286	76,384,139
Amdocs Ltd.	221,589	12,535,290
ASAC II LP (a)(g)	241,305	6,242,091
Automatic Data Processing, Inc.	155,600	13,422,056
Cognizant Technology Solutions Corp. Class A (a)	478,659	30,911,798
Computer Sciences Corp.	18,900	592,137
CSRA, Inc. (a)	18,900	595,539
Fidelity National Information Services, Inc.	344,202	21,915,341
First Data Corp.	211,838	3,202,991
First Data Corp. Class A (a)	194,400	3,265,920
Fiserv, Inc. (a)	40,500	3,897,720
FleetCor Technologies, Inc. (a)	9,700	1,490,987
IBM Corp.	478,700	66,740,354
MasterCard, Inc. Class A	812,110	79,521,811
PayPal Holdings, Inc. (a)	657,149	23,171,074
Sabre Corp.	965,015	28,236,339
The Western Union Co.	238,800	4,503,768
Vantiv, Inc. (a)	1,133,212	59,731,605
Visa, Inc. Class A	1,381,630	109,162,586
Xerox Corp.	881,002	9,294,571
		601,735,873
Semiconductors & Semiconductor Equipment - 1.3%
Analog Devices, Inc.	856,967	52,814,876
Applied Materials, Inc.	1,348,360	25,308,717
Avago Technologies Ltd.	339,237	44,253,467
Broadcom Corp. Class A	309,886	16,929,072
Intel Corp.	1,637,800	56,946,306
KLA-Tencor Corp.	55,218	3,670,340
Lam Research Corp.	639,680	50,022,976
Microchip Technology, Inc.	296,700	14,324,676
Micron Technology, Inc. (a)	643,400	10,249,362
NXP Semiconductors NV (a)	374,747	35,023,855
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Skyworks Solutions, Inc.	31,800	$ 2,640,036
Texas Instruments, Inc.	223,000	12,960,760
Xilinx, Inc.	128,414	6,380,892
		331,525,335
Software - 2.3%
Adobe Systems, Inc. (a)	352,301	32,221,449
CA Technologies, Inc.	56,600	1,591,026
Electronic Arts, Inc. (a)	450,451	30,536,073
Microsoft Corp.	6,460,825	351,145,839
Oracle Corp.	2,373,569	92,497,984
Red Hat, Inc. (a)	250,155	20,365,119
Salesforce.com, Inc. (a)	333,600	26,584,584
Symantec Corp.	265,000	5,188,700
Synopsys, Inc. (a)	52,100	2,609,168
		562,739,942
Technology Hardware, Storage & Peripherals - 2.3%
Apple, Inc.	4,089,226	483,755,436
EMC Corp.	1,737,802	44,035,903
Hewlett Packard Enterprise Co.	298,400	4,434,224
HP, Inc.	485,600	6,089,424
NetApp, Inc.	58,400	1,790,544
SanDisk Corp.	44,100	3,257,667
Seagate Technology LLC	499,900	17,966,406
Western Digital Corp.	318,187	19,858,051
		581,187,655
TOTAL INFORMATION TECHNOLOGY		3,043,417,857
MATERIALS - 2.1%
Chemicals - 1.6%
Air Products & Chemicals, Inc.	48,800	6,680,232
Airgas, Inc.	126,300	17,454,660
Ashland, Inc.	149,400	16,829,910
Axiall Corp.	125,993	2,625,694
Cabot Corp.	50,500	2,198,770
Celanese Corp. Class A	268,700	19,010,525
CF Industries Holdings, Inc.	601,899	27,771,620
E.I. du Pont de Nemours & Co.	861,576	58,018,528
Eastman Chemical Co.	90,400	6,567,560
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Chemicals - continued
Ecolab, Inc.	118,200	$ 14,084,712
Huntsman Corp.	182,800	2,288,656
LyondellBasell Industries NV Class A	664,798	63,700,944
Monsanto Co.	390,275	37,138,569
PPG Industries, Inc.	71,554	7,566,120
Praxair, Inc.	6,800	767,040
RPM International, Inc.	179,600	8,437,608
Stepan Co.	46,100	2,399,966
Syngenta AG:
sponsored ADR	25,100	1,857,651
(Switzerland)	30,302	11,160,226
The Dow Chemical Co.	1,269,426	66,175,177
The Mosaic Co.	460,269	14,562,911
Valspar Corp.	9,900	836,451
Westlake Chemical Corp.	16,900	1,014,845
		389,148,375
Construction Materials - 0.1%
Martin Marietta Materials, Inc.	106,813	16,812,366
Vulcan Materials Co.	199,589	20,491,803
		37,304,169
Containers & Packaging - 0.3%
Avery Dennison Corp.	100,300	6,615,788
Ball Corp.	88,800	6,164,496
Bemis Co., Inc.	13,200	621,984
Crown Holdings, Inc. (a)	261,827	13,591,440
Packaging Corp. of America	12,200	829,478
Sealed Air Corp.	891,799	40,452,003
Sonoco Products Co.	13,000	569,660
		68,844,849
Metals & Mining - 0.1%
Alcoa, Inc.	467,300	4,373,928
Franco-Nevada Corp.	47,600	2,287,951
Freeport-McMoRan, Inc.	378,600	3,096,948
Nucor Corp.	153,800	6,375,010
Reliance Steel & Aluminum Co.	9,000	529,290
Steel Dynamics, Inc.	132,100	2,297,219
Teck Resources Ltd. Class B (sub. vtg.)	80,341	341,710
United States Steel Corp.	234,207	1,890,050
		21,192,106
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Paper & Forest Products - 0.0%
Domtar Corp.	58,900	$ 2,420,201
International Paper Co.	199,800	8,357,634
Schweitzer-Mauduit International, Inc.	54,500	2,279,190
		13,057,025
TOTAL MATERIALS		529,546,524
TELECOMMUNICATION SERVICES - 1.0%
Diversified Telecommunication Services - 0.9%
AT&T, Inc.	2,048,040	68,957,507
Verizon Communications, Inc.	3,565,509	162,052,384
		231,009,891
Wireless Telecommunication Services - 0.1%
T-Mobile U.S., Inc. (a)	319,400	11,338,700
TOTAL TELECOMMUNICATION SERVICES		242,348,591
UTILITIES - 1.1%
Electric Utilities - 0.7%
American Electric Power Co., Inc.	390,500	21,871,905
Duke Energy Corp.	88,800	6,017,088
Edison International	608,565	36,124,418
Entergy Corp.	92,600	6,169,938
Eversource Energy	40,900	2,083,855
Exelon Corp.	499,200	13,633,152
FirstEnergy Corp.	928,513	29,146,023
Great Plains Energy, Inc.	19,200	518,208
ITC Holdings Corp.	66,115	2,438,321
NextEra Energy, Inc.	122,921	12,274,891
OGE Energy Corp.	12,600	328,986
Pinnacle West Capital Corp.	14,300	906,048
PPL Corp.	332,846	11,330,078
Xcel Energy, Inc.	757,065	26,996,938
		169,839,849
Gas Utilities - 0.0%
Amerigas Partners LP	54,797	2,148,590
Atmos Energy Corp.	108,000	6,729,480
UGI Corp.	22,300	773,141
		9,651,211
Common Stocks - continued
	Shares	Value
UTILITIES - continued
Independent Power and Renewable Electricity Producers - 0.0%
The AES Corp.	370,800	$ 3,704,292
Multi-Utilities - 0.4%
Ameren Corp.	31,300	1,369,688
CMS Energy Corp.	229,784	8,047,036
Consolidated Edison, Inc.	37,800	2,349,270
DTE Energy Co.	137,900	11,099,571
NiSource, Inc.	832,330	15,972,413
PG&E Corp.	704,253	37,135,261
Public Service Enterprise Group, Inc.	311,000	12,160,100
SCANA Corp.	103,000	6,091,420
		94,224,759
Water Utilities - 0.0%
American Water Works Co., Inc.	92,650	5,351,464
TOTAL UTILITIES		282,771,575
TOTAL COMMON STOCKS (Cost $13,038,414,249)		15,577,856,808
Convertible Preferred Stocks - 0.0%

CONSUMER DISCRETIONARY - 0.0%
Internet & Catalog Retail - 0.0%
The Honest Co., Inc. Series D (g) (Cost $1,468,003)	32,084	1,468,003
Equity Funds - 35.9%

Large Blend Funds - 21.0%
BBH Core Select Fund Class N	26,482,237	598,498,549
FMI Large Cap Fund	47,945,580	1,022,679,221
Equity Funds - continued
	Shares	Value
Large Blend Funds - continued
JPMorgan U.S. Large Cap Core Plus Fund Select Class (f)	95,285,934	$ 2,845,237,988
PIMCO StocksPLUS Absolute Return Fund Institutional Class	36,048,307	343,540,370
Spartan 500 Index Fund Investor Class (d)	5,823,639	428,503,343
TOTAL LARGE BLEND FUNDS		5,238,459,471
Large Growth Funds - 0.3%
Fidelity Growth Company Fund (d)	549,841	78,935,124
Large Value Funds - 1.0%
Fidelity SAI U.S. Quality Index Fund (d)	16,131,291	169,055,929
JPMorgan Value Advantage Fund Institutional Class	2,593,484	76,170,618
TOTAL LARGE VALUE FUNDS		245,226,547
Mid-Cap Blend Funds - 2.8%
Putnam Equity Spectrum Fund Class A	18,414,193	705,447,736
Sector Funds - 10.8%
Fidelity Advisor Materials Fund Class I (d)	1,065,130	78,457,463
Fidelity Advisor Technology Fund Class I (d)	14,441,058	550,637,541
Fidelity Consumer Discretionary Portfolio (d)	9,682,859	347,033,676
Fidelity Consumer Staples Portfolio (d)	2,777,015	258,068,017
Fidelity Energy Portfolio (d)	4,815,264	193,621,778
Fidelity Financial Services Portfolio (d)	5,078,834	444,702,682
Fidelity Health Care Portfolio (d)	1,777,140	391,059,567
Fidelity Industrials Portfolio (d)	8,764,459	278,183,920
Fidelity Telecommunications Portfolio (d)	1,051,474	64,833,914
Fidelity Utilities Portfolio (d)	1,129,983	73,844,409
TOTAL SECTOR FUNDS		2,680,442,967
TOTAL EQUITY FUNDS (Cost $7,746,150,863)		8,948,511,845
U.S. Treasury Obligations - 0.0%
	Principal Amount
U.S. Treasury Bills, yield at date of purchase 0.04% to 0.22% 1/7/16 to 7/21/16 (e) (Cost $6,103,865)	$ 6,105,000	6,103,760
Money Market Funds - 1.5%
	Shares	Value
Dreyfus Treasury & Agency Cash Management Fund Institutional Shares, 0.01% (c)	363,948,033	$ 363,948,033
Fidelity Cash Central Fund, 0.18% (b)	14,693,495	14,693,495
TOTAL MONEY MARKET FUNDS (Cost $378,641,528)		378,641,528
TOTAL INVESTMENT PORTFOLIO - 99.9% (Cost $21,170,778,508)		24,912,581,944
NET OTHER ASSETS (LIABILITIES) - 0.1%		30,912,409
NET ASSETS - 100%		$ 24,943,494,353
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
1,191 CME E-mini S&P 500 Index Contracts (United States)	Dec. 2015	$ 123,852,090	$ 8,218,566

The face value of futures purchased as a percentage of net assets is 0.5%
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) The rate quoted is the annualized seven-day yield of the fund at period end.
(d) Affiliated Fund
(e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $5,944,025.
(f) The JPMorgan U.S. Large Cap Core Plus Fund seeks to provide a high total return from a portfolio of selected equity securities which includes both long and short positions.

(g) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $7,710,491 or 0.0% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
ASAC II LP	10/10/13	$ 2,413,050
The Honest Co., Inc. Series D	8/12/15	$ 1,468,003
Velti PLC	4/19/13	$ 220,797
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 4,555
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Advisor Materials Fund Class I	$ 91,514,164	$ -	$ 6,000,000	$ -	$ 78,457,463
Fidelity Advisor New Insights Fund Class I	43,465,088	-	43,803,697	-	-
Fidelity Advisor Technology Fund Class I	569,237,231	23,669,850	15,000,000	-	550,637,541
Fidelity Consumer Discretionary Portfolio	357,666,812	-	27,500,000	-	347,033,676
Fidelity Consumer Staples Portfolio	277,691,014	-	12,500,000	-	258,068,017
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Energy Portfolio	$ 227,727,798	$ -	$ 5,000,000	$ -	$ 193,621,778
Fidelity Financial Services Portfolio	464,678,953	-	6,000,000	-	444,702,682
Fidelity Growth Company Fund	50,646,706	25,000,000	-	-	78,935,124
Fidelity Health Care Portfolio	473,136,694	-	40,000,000	-	391,059,567
Fidelity Industrials Portfolio	289,883,785	-	10,000,000	-	278,183,920
Fidelity SAI U.S. Quality Index Fund	-	168,000,000	-	-	169,055,929
Fidelity Telecommunications Portfolio	67,494,385	-	1,000,000	-	64,833,914
Fidelity Utilities Portfolio	81,121,501	-	-	-	73,844,409
Spartan 500 Index Fund Investor Class	563,130,411	843,225,280	988,684,308	7,809,253	428,503,343
Total	$ 3,557,394,542	$ 1,059,895,130	$ 1,155,488,005	$ 7,809,253	$ 3,356,937,363
Other Information

The following is a summary of the inputs used, as of November 30, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 1,958,237,797	$ 1,956,769,794	$ -	$ 1,468,003
Consumer Staples	1,589,930,184	1,578,472,479	11,457,705	-
Energy	991,442,757	991,442,757	-	-
Financials	2,690,117,796	2,690,117,796	-	-
Health Care	2,415,184,500	2,415,184,500	-	-
Industrials	1,836,327,230	1,836,327,230	-	-
Information Technology	3,043,417,857	3,033,972,378	3,203,388	6,242,091
Materials	529,546,524	518,386,298	11,160,226	-
Telecommunication Services	242,348,591	242,348,591	-	-
Utilities	282,771,575	282,771,575	-	-
Equity Funds	8,948,511,845	8,948,511,845	-	-
U.S. Treasury Obligations	6,103,760	-	6,103,760	-
Money Market Funds	378,641,528	378,641,528	-	-
Total Investments in Securities:	$ 24,912,581,944	$ 24,872,946,771	$ 31,925,079	$ 7,710,094
Derivative Instruments:
Assets
Futures Contracts	$ 8,218,566	$ 8,218,566	$ -	$ -
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of November 30, 2015. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts (a)	$ 8,218,566	$ -
Total Value of Derivatives	$ 8,218,566	$ -

(a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. Only the period end receivable or payable for daily variation margin and net unrealized appreciation (depreciation) are presented in the Statement of Assets and Liabilities.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	November 30, 2015 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $17,505,500,308)	$ 21,197,410,716
Fidelity Central Funds (cost $363,598,876)	358,233,865
Affiliated issuers (cost $3,301,679,324)	3,356,937,363
Total Investments (cost $21,170,778,508)		$ 24,912,581,944
Foreign currency held at value (cost $994,906)		968,238
Receivable for investments sold		147,949,031
Receivable for fund shares sold		9,874,561
Dividends receivable		34,376,969
Interest receivable		10,290
Distributions receivable from Fidelity Central Funds		1,584
Other receivables		155,990
Total assets		25,105,918,607

Liabilities
Payable for investments purchased	$ 147,014,381
Payable for fund shares redeemed	10,838,733
Accrued management fee	3,788,609
Payable for daily variation margin for derivative instruments	617,760
Other payables and accrued expenses	164,771
Total liabilities		162,424,254

Net Assets		$ 24,943,494,353
Net Assets consist of:
Paid in capital		$ 21,182,861,800
Undistributed net investment income		132,251,738
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(121,598,008)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		3,749,978,823
Net Assets, for 1,644,579,739 shares outstanding		$ 24,943,494,353
Net Asset Value, offering price and redemption price per share ($24,943,494,353 ÷ 1,644,579,739 shares)		$ 15.17

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Six months ended November 30, 2015 (Unaudited)

Investment Income
Dividends:
Unaffiliated issuers		$ 146,694,396
Affiliated issuers		7,809,253
Interest		26,672
Income from Fidelity Central Funds		4,555
Total income		154,534,876

Expenses
Management fee	$ 51,842,570
Independent trustees' compensation	127,995
Miscellaneous	18,339
Total expenses before reductions	51,988,904
Expense reductions	(30,492,894)	21,496,010
Net investment income (loss)		133,038,866
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(88,109,627)
Affiliated issuers	33,705,885
Foreign currency transactions	(634,199)
Futures contracts	(5,526,768)
Realized gain distribution from underlying funds:
Affiliated issuers	23,669,849
Total net realized gain (loss)		(36,894,860)
Change in net unrealized appreciation (depreciation) on: Investment securities	(462,944,442)
Assets and liabilities in foreign currencies	(43,238)
Futures contracts	5,354,771
Total change in net unrealized appreciation (depreciation)		(457,632,909)
Net gain (loss)		(494,527,769)
Net increase (decrease) in net assets resulting from operations		$ (361,488,903)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended November 30, 2015 (Unaudited)	Year ended May 31, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 133,038,866	$ 259,352,019
Net realized gain (loss)	(36,894,860)	1,250,578,771
Change in net unrealized appreciation (depreciation)	(457,632,909)	915,512,597
Net increase (decrease) in net assets resulting from operations	(361,488,903)	2,425,443,387
Distributions to shareholders from net investment income	(98,285,351)	(205,800,317)
Distributions to shareholders from net realized gain	(932,954,789)	(1,045,352,295)
Total distributions	(1,031,240,140)	(1,251,152,612)
Share transactions
Proceeds from sales of shares	2,858,812,019	11,425,710,248
Reinvestment of distributions	1,028,514,684	1,248,026,231
Cost of shares redeemed	(2,048,855,877)	(3,547,604,002)
Net increase (decrease) in net assets resulting from share transactions	1,838,470,826	9,126,132,477
Total increase (decrease) in net assets	445,741,783	10,300,423,252

Net Assets
Beginning of period	24,497,752,570	14,197,329,318
End of period (including undistributed net investment income of $132,251,738 and undistributed net investment income of $97,498,223, respectively)	$ 24,943,494,353	$ 24,497,752,570
Other Information
Shares
Sold	191,804,406	754,035,975
Issued in reinvestment of distributions	67,532,153	80,378,349
Redeemed	(134,818,334)	(226,738,395)
Net increase (decrease)	124,518,225	607,675,929

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Strategic Advisers Core Fund

	Six months ended November 30, 2015	Years ended May 31,
	(Unaudited)	2015	2014	2013	2012	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 16.12	$ 15.56	$ 14.00	$ 11.28	$ 12.06	$ 9.74
Income from Investment Operations
Net investment income (loss) D	.08	.19	.16	.17	.13	.10
Net realized and unrealized gain (loss)	(.35)	1.51	2.52	2.89	(.56)	2.32
Total from investment operations	(.27)	1.70	2.68	3.06	(.43)	2.42
Distributions from net investment income	(.07)	(.16)	(.14)	(.16)	(.12)	(.08)
Distributions from net realized gain	(.62)	(.98)	(.98)	(.18)	(.23)	(.02)
Total distributions	(.68) I	(1.14)	(1.12)	(.34)	(.35)	(.10)
Net asset value, end of period	$ 15.17	$ 16.12	$ 15.56	$ 14.00	$ 11.28	$ 12.06
Total ReturnB, C	(1.68)%	11.37%	20.15%	27.75%	(3.58)%	24.93%
Ratios to Average Net AssetsE, F
Expenses before reductions	.43%A	.42%	.46%	.44%	.41%	.41%
Expenses net of fee waivers, if any	.18%A	.17%	.20%	.19%	.16%	.15%
Expenses net of all reductions	.18%A	.17%	.20%	.19%	.16%	.15%
Net investment income (loss)	1.10%A	1.22%	1.07%	1.36%	1.20%	.90%
Supplemental Data
Net assets, end of period (000 omitted)	$ 24,943,494	$ 24,497,753	$ 14,197,329	$ 10,785,567	$ 8,064,341	$ 8,524,136
Portfolio turnover rateG	78%A	104%	109%	73%	64%H	54%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund. Fees and expenses of the Underlying Funds are not included in the Fund's annualized ratios. The Fund indirectly bears its proportionate share of the expenses of the Underlying Funds. G Amount does not include the portfolio activity of any Underlying Funds. H Portfolio turnover rate excludes securities received or delivered in-kind. I Total distributions of $.68 per share is comprised of distributions from net investment income of $.065 and distributions from net realized gain of $.617 per share.

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended November 30, 2015 (Unaudited)

1. Organization.

Strategic Advisers Core Fund (the Fund) is a fund of Fidelity Rutland Square Trust II (the Trust), and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. The Fund is offered exclusively to clients of Strategic Advisers, Inc. (Strategic Advisers), an affiliate of Fidelity Management & Research Company (FMR).

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Strategic Advisers Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

2. Significant Accounting Policies - continued

Investment Valuation - continued

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. ETFs are valued at their last sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Semiannual Report

2. Significant Accounting Policies - continued

Investment Valuation - continued

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual fund, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated open-end mutual fund's NAV is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and is categorized as Level 2 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of November 30, 2015, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Income and capital gain distributions from Underlying Funds and distributions from

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

2. Significant Accounting Policies - continued

Investment Transactions and Income - continued

ETFs, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Strategic Advisers funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Semiannual Report

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Book-tax differences are primarily due to the short-term gain distributions from the Underlying Funds, futures contracts, foreign currency transactions, passive foreign investment companies (PFIC), market discount, partnerships, deferred trustees compensation and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 4,253,213,299
Gross unrealized depreciation	(669,150,492)
Net unrealized appreciation (depreciation) on securities	$ 3,584,062,807
Tax cost	$ 21,328,519,137

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

3. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Derivative Instruments - continued

Risk Exposures and the Use of Derivative Instruments - continued

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk

Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts." The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

Semiannual Report

3. Derivative Instruments - continued

Futures Contracts - continued

During the period the Fund recognized net realized gain (loss) of $(5,526,768) and a change in net unrealized appreciation (depreciation) of $5,354,771 related to its investment in futures contracts. These amounts are included in the Statement of Operations.

4. Purchases and Sales of Investments.

Purchases and sales of securities (including the Underlying Fund shares), other than short-term securities, aggregated $10,243,462,646 and $9,322,780,260, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Strategic Advisers (the investment adviser) provides the Fund with investment management related services. For these services, the Fund pays a monthly management fee to the investment adviser. The management fee is calculated by adding the annual management fee rate of .25% of the Fund's average net assets throughout the month payable to the investment adviser to the aggregate of the fee rates, payable monthly, to the Fund's sub-advisers. The Fund's maximum aggregate management fee will not exceed 1.00% of the Fund's average net assets. For the reporting period, the total annualized management fee rate was .18% of the Fund's average net assets. The investment adviser pays all other expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense, including commitment fees. The management fee is reduced by an amount equal to the fees and expenses paid by the Fund to the independent Trustees.

During the period, the investment adviser waived its management fee as described in the Expense Reductions note.

Sub-Advisers. AllianceBernstein, L.P. (AB), Brandywine Global Investment Management, LLC, ClariVest Asset Management LLC, Cornerstone Investment Partners, LLC (through June 29, 2015), First Eagle Investment Management, LLC, J.P. Morgan Investment Management, Inc., LSV Asset Management, OppenheimerFunds, Inc., FIAM LLC (formerly Pyramis Global Advisors, LLC), an affiliate of the investment adviser, and T. Rowe Price Associates, Inc. each served as a sub-adviser for the Fund during the period. Sub-advisers provide discretionary investment advisory services for their allocated portion of the Fund's assets and are paid by the investment adviser and not the Fund for providing these services.

Aristotle Capital Management, LLC, Loomis Sayles & Company, L.P., Massachusetts Financial Services Company (MFS), Morgan Stanley Investment Management, Inc., Robeco Investment Management, Inc. (d/b/a Boston Partners) and Waddell & Reed Investment Management Co. have been retained to serve as a sub-adviser for the Fund.

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Notes to Financial Statements (Unaudited) - continued

5. Fees and Other Transactions with Affiliates - continued

Sub-Advisers - continued

As of the date of the report, however, these sub-advisers have not been allocated any portion of the Fund's assets. These sub-advisers in the future may provide discretionary investment advisory services for an allocated portion of the Fund's assets and will be paid by the investment adviser for providing these services.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $224,480 for the period.

6. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Fidelity Cash Central Fund seeks preservation of capital and current income and is managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $13,376 and is reflected in Miscellaneous expenses on the

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7. Committed Line of Credit - continued

Statement of Operations. During the period, the Fund did not borrow on this line of credit.

8. Expense Reductions.

The investment adviser has contractually agreed to waive the Fund's management fee in an amount equal to .25% of the Fund's average net assets until September 30, 2018. During the period, this waiver reduced the Fund's management fee by $30,192,910.

In addition, the investment adviser has voluntarily agreed to waive a portion of the Fund's management fee. During the period, this waiver reduced the Fund's management fee by $294,617.

In addition, through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's management fee. During the period, these credits reduced the Fund's management fee by $5,367.

9. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

The Fund does not invest in the Underlying Funds for the purpose of exercising management or control; however, investments by the Fund within its principal investment strategies may represent a significant portion of an Underlying Fund's net assets. At the end of the period, the Fund was the owner of record of 10% or more of the total outstanding shares of the following Underlying Funds:

Fidelity SAI U.S. Quality Index Fund	52%
Financial Services Portfolio	34%
Fidelity Adviser Technology Fund	32%
Consumer Discretionary Portfolio	27%
Industrials Portfolio	23%
Telecommunications Portfolio	11%
Utilities Portfolio	11%

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Board Approval of Investment Advisory Contracts and Management Fees

Strategic Advisers Core Fund

Each year the Board of Trustees, including the Independent Trustees (together, the Board), votes at an in-person meeting on the renewal of the management contract with Strategic Advisers, Inc. (Strategic Advisers) and the sub-advisory agreements with Alliance Bernstein L.P. (AB), Aristotle Capital Management (Aristotle), Brandywine Global Investment Management (Brandywine), ClariVest Asset Management (ClariVest), First Eagle Investment Management, LLC (First Eagle), LSV Asset Management (LSV), Massachusetts Financial Services Company (MFS), Morgan Stanley Investment Management (MSIM), OppenheimerFunds, Inc. (OppenheimerFunds), Pyramis Global Advisors, LLC (Pyramis), Robeco investment Management, Inc. (dba Boston Partners), T. Rowe Price Associates, Inc. (T. Rowe Price), and Waddell & Reed Investment Management Company (WRIMCO) (collectively, the Sub-Advisory Agreements and, together with the management contract, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets at least four times per year and, at each of its meetings, considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The full Board or the Independent Trustees, as appropriate, act on all major matters; however, a portion of the activities of the Board (including certain of those described herein) may be conducted through standing committees that have been established by the Board.

At its September 2015 meeting, the Board, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including, (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expenses relative to peer funds; (iii) the total costs of the services to be provided by and the profits, if any, to be realized by Strategic Advisers from its relationship with the fund; (iv) the extent to which (if any) economies of scale exist and would be realized as the fund grows; and (v) whether any economies of scale are appropriately shared with fund shareholders. In connection with a corporate reorganization involving First Eagle, in addition to renewing the existing sub-advisory agreement with First Eagle, the Board prospectively approved a new sub-advisory agreement with First Eagle (together with the Sub-Advisory Agreements and the management contract, the Advisory Contracts) to take effect upon the consummation of a transaction that would result in a change in control of First Eagle, effectively terminating the existing sub-advisory agreement. The Board noted that the reorganization would not result in any changes to the personnel that currently provide services to the fund or the nature, extent and quality of the services provided to the fund. In addition, the Board noted that the terms of the prospective sub-advisory agreement with First Eagle are identical to those of the current sub-advisory agreement.

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In considering whether to renew the Advisory Contracts for the fund and prospectively approve a new sub-advisory agreement with First Eagle, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts and the approval of a new sub-advisory agreement with First Eagle is in the best interests of the fund and its shareholders. In addition, with respect to the Sub-Advisory Agreements, the Board also concluded that the renewal of such agreements and the approval of the new sub-advisory agreement does not involve a conflict of interest from which Strategic Advisers or its affiliates derive an inappropriate advantage. Also, the Board found that the advisory fees to be charged under the Advisory Contracts bear a reasonable relationship to the services rendered and are based on services provided that are in addition to, rather than duplicative of, services provided under the advisory contract of any underlying fund in which the fund may invest. The Board's decision to renew the Advisory Contracts and approve a new sub-advisory agreement with First Eagle was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board.

Nature, Extent, and Quality of Services Provided. The Board considered the staffing within the investment adviser, Strategic Advisers, and each sub-adviser, AB, Aristotle, Brandywine, ClariVest, First Eagle, LSV, MFS, MSIM, OppenheimerFunds, Pyramis, Boston Partners, T. Rowe Price, and WRIMCO (collectively, the Investment Advisers), including the backgrounds of the fund's investment personnel and the fund's investment objective, strategies and related investment philosophy. The Independent Trustees also had discussions with senior management of Strategic Advisers' investment operations and investment groups. The Board considered the structure of each Investment Adviser's portfolio manager compensation program and whether such structures provide appropriate incentives to act in the best interests of the fund.

The Trustees also discussed with representatives of Strategic Advisers, at meetings throughout the year, Strategic Advisers' role in (i) identifying and recommending to the Trustees one or more sub-advisers for the fund; (ii) overseeing compliance with federal securities laws by each sub-adviser with respect to fund assets; (iii) monitoring and overseeing the performance and investment capabilities of each sub-adviser; and (iv) recommending the replacement of a sub-adviser as appropriate. The Trustees considered that the Board had received from Strategic Advisers substantial information and periodic reports about the sub-adviser oversight and due diligence processes, as well as periodic reports regarding the performance of each sub-adviser.

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Board Approval of Investment Advisory Contracts and
Management Fees - continued

Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to managing and compensating investment personnel. The Board noted that the Investment Advisers' analysts have extensive resources, tools, and capabilities that allow them to conduct sophisticated quantitative and/or fundamental analysis. Additionally, in its deliberations, the Board considered the Investment Advisers' trading capabilities and resources and global compliance infrastructure, which are integral parts of the investment management process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for the fund; (ii) the nature and extent of Strategic Advisers' supervision of third party service providers, including the sub-advisers, custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. The Board took into account discussions with Strategic Advisers about fund investment performance that occur at Board meetings throughout the year. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for the fund, for different time periods, measured against a securities market index ("benchmark index") and a peer group of mutual funds with similar objectives ("peer group").

In connection with the renewal of the Advisory Contracts, the Board reviewed the fund's absolute investment performance, as well as the fund's relative investment performance measured over multiple periods against a benchmark index and peer group. The following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2014, the cumulative total returns of the fund and the cumulative total returns of an appropriate benchmark index and peer group. The box within each chart shows the 25th percentile return (75% beaten, top of box) and the 75th percentile return (25% beaten, bottom of box) of the peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten number noted below each chart corresponds to the percentile box and represents the percentage of funds in the peer group whose performance was equal to or lower than that of the fund.

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Strategic Advisers Core Fund

The Board reviewed the fund's relative investment performance against its peer group and noted that the performance of the fund was in the second quartile for the one-, three-, and five-year periods ended December 31, 2014. The Board also noted that the fund had out-performed 57%, 63%, and 57% of its peers for the one-, three-, and five-year periods, respectively, ended December 31, 2014. The Board also noted that the investment performance of the fund was lower than its benchmark for the periods shown.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should benefit the fund's shareholders.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered the amount and nature of fees paid to the Investment Advisers. The Board also considered information comparing the management fees and total expenses of the fund to those of other registered investment companies with investment objectives similar to those of the fund. The Board also noted Strategic Advisers' proposal to extend the 0.25% management fee waiver through September 30, 2018 and considered that the fund's maximum aggregate annual management fee rate may not exceed 1.00%. In addition, the Board considered that the portion of the management fee paid to Strategic Advisers is all-inclusive, meaning that Strategic Advisers pays the fund's operating expenses, with certain limited exceptions, out of its portfolio of the management fee. In considering the fund's management fee and management fee waiver and comparisons to other registered investment companies with investment objectives similar to those of the fund, the Board also noted that shares of the fund are offered only to clients that participate in the Fidelity Portfolio Advisory Service managed account program.

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Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board considered the fund's management fee and total expenses compared to "mapped groups" of competitive funds created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Strategic Advisers uses "mapped groups," which are created by Fidelity by combining similar Lipper investment objective categories that it believes have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which Strategic Advisers' funds are compared.

Management Fee. The Board considered two proprietary management fee comparisons. The group of Lipper funds used by the Board for management fee comparisons is referred to as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures are also comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG % and the number of funds in the Total Mapped Group are in the chart below. The Board also compared the fund's management fee to an "Asset-Size Peer Group" (ASPG), which is a sub-set of the competitive funds in the Total Mapped Group. The ASPG comparison focuses on a fund's standing relative to non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked, is also included in the chart and considered by the Board.

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Strategic Advisers Core Fund

The Board noted that the fund's management fee was ranked below the median of its Total Mapped Group and below the median of its ASPG for the 12-month period ended February 28, 2015.

Based on its review, the Board concluded that the fund's management fee bears a reasonable relationship to the services rendered.

Total Expenses. In its review of the fund's total expenses, the Board considered the fund's management fee as well as other fund expenses, as applicable, such as expenses from holding Fidelity and non-Fidelity mutual funds and ETFs, transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. The Board further noted that the fund's total expenses were compared to classes of competitive funds having similar load types. This comparison, which is a proxy for comparing funds by distribution channel, showed the fund's position relative to competitive funds with the same load type. The Board noted that the fund's total expenses (giving effect to the fund's all-inclusive management fee) were below the median of the fund's Total Mapped Group for the 12-month period ended February 28, 2015.

Fees Charged to Other Clients. The Board also considered fee structures paid by the Investment Advisers' other clients, such as other funds advised or subadvised by the Investment Advisers, pension plan clients, and other institutional clients with similar investment mandates.

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Board Approval of Investment Advisory Contracts and
Management Fees - continued

Based on its review of the total expense ratios and fees charged to other clients of Strategic Advisers or its affiliates, the Board concluded that the total expenses of the fund were reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered information regarding the revenues earned and expenses incurred by Strategic Advisers and its affiliates in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders.

On an annual basis, Strategic Advisers presents to the Board information about the profitability of its relationship with the fund. Strategic Advisers calculates profitability information for the fund using a series of detailed revenue and cost allocation methodologies. The Board reviews any significant changes from the prior year's methodologies. Strategic Advisers noted that, to the extent possible, it employs the same corporate reporting of revenues and expenses as those used by other Fidelity funds.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of fund profitability and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Strategic Advisers' and its affiliates' non-fund businesses and fall-out benefits related to the mutual fund business, as well as cases where Strategic Advisers' affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized, if any, by Strategic Advisers and its affiliates in connection with the operation of the fund and was satisfied that the profitability was not excessive.

Possible Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Strategic Advisers funds, whether the Strategic Advisers funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board considered that the fund's sub-advisory contracts provide for breakpoints as the fund's assets grow and noted that any potential decline in sub-advisory fees would accrue directly to the fund. The Board also took into consideration that Strategic Advisers has agreed to waive 0.25% of its management fee through September 30, 2018.

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Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee structures bear a reasonable relationship to the services rendered and that the fund's Advisory Contracts should be renewed because each agreement is in the best interests of the fund and its shareholders. The Board also concluded that the advisory fees charged thereunder are based on services provided that are in addition to, rather than duplicative of, services provided under the advisory contract of any underlying fund in which the fund may invest. In addition, with respect to each Sub-Advisory Agreement, the Board concluded that the renewal of the agreement does not involve a conflict of interest from which Strategic Advisers or its affiliates derive an inappropriate advantage.

Board Approval of Investment Advisory Contract

Strategic Advisers Core Fund

On June 4, 2015, the Board of Trustees, including the Independent Trustees (together, the Board), voted at an in-person meeting to approve an amendment to the fee schedule in the existing sub-advisory agreement (the Current Sub-Advisory Agreement) with Waddell & Reed Investment Management Company (Waddell & Reed) for the fund (the Amended Sub-Advisory Agreement), which has the potential to lower the amount of fees paid by Strategic Advisers, Inc. (Strategic Advisers) to Waddell & Reed on behalf of the fund. The terms of the Amended Sub-Advisory Agreement are identical to those of the Current Sub-Advisory Agreement, except with respect to the date of execution and the fee schedule.

The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, considered a broad range of information it believed relevant to the approval of the Amended Sub-Advisory Agreement.

In considering whether to approve the Amended Sub-Advisory Agreement, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the approval of the Amended Sub-Advisory Agreement is in the best interests of the fund and its shareholders and that the approval of such agreement does not involve a conflict of interest from which Strategic Advisers or its affiliates derive an inappropriate advantage. Also, the Board found that the advisory fees to be charged under the Amended Sub-Advisory Agreement bear a reasonable relationship to the services to be rendered and will be based upon services provided that will be in addition to, rather than duplicative of services provided under the advisory contract of any underlying fund in which the fund may invest. The Board's decision to approve the Amended Sub-Advisory Agreement was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board.

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Board Approval of Investment Advisory Contracts and
Management Fees - continued

Nature, Extent, and Quality of Services Provided. The Board considered that it reviewed information regarding the staffing within Waddell & Reed, including the backgrounds and compensation of its investment personnel, and also took into consideration the fund's investment objective, strategies and related investment philosophy in connection with the annual renewal of the Current Sub-Advisory Agreement at its September 2014 Board meeting, as well as the information provided by Waddell & Reed in connection with the upcoming renewal of the Current Sub-Advisory Agreement at its September 2015 Board meeting.

The Board considered that the Amended Sub-Advisory Agreement will not result in any changes to the nature and quality of the services provided to the fund. The Board also considered that the Amended Sub-Advisory Agreement would not result in any changes to (i) the investment process or strategies employed in the management of the fund's assets or (ii) the day-to-day management of the fund or the persons primarily responsible for such management.

Investment Performance. The Board considered that it reviewed historical investment performance of Waddell & Reed in managing fund assets in connection with the Board's renewal of the Current Sub-Advisory Agreement as well as the information provided by Waddell & Reed regarding its performance in connection with the upcoming renewal of the Current Sub-Advisory Agreement at its September 2015 Board meeting. The Board did not consider performance to be a material factor in its decision to approve the Amended Sub-Advisory Agreement because the Amended Sub-Advisory Agreement would not result in any changes to the fund's investment processes or strategies or in the persons primarily responsible for the day-to-day management of the fund.

Based on its review, the Board concluded that the nature, extent, and quality of services that will be provided to the fund under the Amended Sub-Advisory Agreement will continue to benefit the fund's shareholders.

Competitiveness of Management Fee and Total Fund Expenses.

The Board considered that the new fee schedule will not result in any changes to the fund's total management fee or total fund expenses of the fund because Strategic Advisers has not allocated any assets of the fund to Waddell & Reed. The Board considered that to the extent Strategic Advisers allocates assets of the fund to Waddell & Reed in the future, the new fee schedule would result in lower fees to be paid by Strategic Advisers to Waddell & Reed, on behalf of the fund, compared to the existing fee schedule. The Board also considered that the Amended Sub-Advisory Agreement would not result in any changes to the fund's maximum aggregate annual management fee rate, Strategic Advisers' portion of the fund's management fee or Strategic Advisers' contractual management fee waiver for the fund. In addition, the Board considered that Strategic Advisers' portion of the management fee will continue to be all-inclusive and that Strategic Advisers will continue to pay the fund's operating expenses, with certain limited exceptions, out of its portion of the management fee. Based on its review, the Board concluded that the fund's management fee structure and total expenses continue to bear a reasonable relationship to the services that the fund and its shareholders will receive and the other factors considered.

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Because the Amended Sub-Advisory Agreement was negotiated at arm's length and will have no impact on the maximum management fees payable by the fund, the Board did not consider the fund's investment performance or costs of services and profitability to be significant factors in its decision to approve the Amended Sub-Advisory Agreement.

Potential Fall-Out Benefits. The Board considered that it reviewed information regarding the potential of direct and indirect benefits to Strategic Advisers and its affiliates from their relationships with the fund, including non-advisory fee compensation paid to affiliates of Strategic Advisers, if any, during its annual renewal of the fund's advisory agreement with Strategic Advisers at its September 2014 Board meeting, as well as the information provided by Strategic Advisers in connection with the upcoming renewal of the fund's advisory agreement with Strategic Advisers at its September 2015 Board meeting.

Possible Economies of Scale. The Board considered that the Amended Sub-Advisory Agreement, like the Current Sub-Advisory Agreement, provides for breakpoints as the fund's assets grow and noted that the decline in sub-advisory fees pursuant to the new fee schedule will accrue directly to shareholders. The Board also considered that it reviewed whether there have been economies of scale in connection with the management of the fund during its annual renewal of the fund's advisory agreement with Strategic Advisers at its September 2014 Board meeting, as well as the information provided by Strategic Advisers in connection with the upcoming renewal of the fund's advisory agreement with Strategic Advisers at its September 2015 Board meeting.

Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the Amended Sub-Advisory Agreement's fee structure bears a reasonable relationship to the services to be rendered and that the Amended Sub-Advisory Agreement should be approved because the agreement is in the best interests of the fund and its shareholders. The Board also concluded that the sub-advisory fees to be charged thereunder will be based on services provided that will be in addition to, rather than duplicative of services provided under the advisory contract of any underlying fund in which the fund may invest. In addition, the Board concluded that the approval of the Amended Sub-Advisory Agreement does not involve a conflict of interest from which Strategic Advisers or its affiliates derive an inappropriate advantage.

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Board Approval of Investment Advisory Contracts and
Management Fees - continued

Board Approval of Investment Advisory Contract

Strategic Advisers Core Fund

On September 16, 2015, the Board of Trustees, including the Independent Trustees (together, the Board), voted at an in-person meeting to approve an amendment to the fee schedule in the existing sub-advisory agreement (the Current Sub-Advisory Agreement) with Morgan Stanley Investment Management, Inc. (MSIM) for the fund (the Amended Sub-Advisory Agreement), which has the potential to lower the amount of fees paid by Strategic Advisers, Inc. (Strategic Advisers) to MSIM, on behalf of the fund. The terms of the Amended Sub-Advisory Agreement are identical to those of the Current Sub-Advisory Agreement, except with respect to the date of execution and the fee schedule.

The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, considered a broad range of information it believed relevant to the approval of the Amended Sub-Advisory Agreement.

In considering whether to approve the Amended Sub-Advisory Agreement, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the approval of the Amended Sub-Advisory Agreement is in the best interests of the fund and its shareholders and that the approval of such agreement does not involve a conflict of interest from which Strategic Advisers or its affiliates derive an inappropriate advantage. Also, the Board found that the advisory fees to be charged under the Amended Sub-Advisory Agreement bear a reasonable relationship to the services to be rendered and will be based upon services provided that will be in addition to, rather than duplicative of services provided under the advisory contract of any underlying fund in which the fund may invest. The Board's decision to approve the Amended Sub-Advisory Agreement was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board.

Nature, Extent, and Quality of Services Provided. The Board considered that it reviewed information regarding the staffing within MSIM, including the backgrounds of its investment personnel, and also took into consideration the fund's investment objective, strategies and related investment philosophy in connection with the annual renewal of the Current Sub-Advisory Agreement at its September 2015 Board meeting.

The Board considered that the Amended Sub-Advisory Agreement will not result in any changes to the services provided to the fund. The Board also considered that the Amended Sub-Advisory Agreement would not result in any changes to (i) the investment process or strategies employed in the management of the fund's assets or (ii) the day-to-day management of the fund or the persons primarily responsible for such management.

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Investment Performance. The Board also considered that it reviewed historical investment performance of MSIM in managing fund assets in connection with the Board's renewal of the Current Sub-Advisory Agreement at its September 2015 Board meeting. The Board did not consider performance to be a material factor in its decision to approve the Amended Sub-Advisory Agreement because the Amended Sub-Advisory Agreement would not result in any changes to the fund's investment processes or strategies or in the persons primarily responsible for the day-to-day management of the fund.

Based on its review, the Board concluded that the nature, extent, and quality of services that will be provided to the fund under the Amended Sub-Advisory Agreement will continue to benefit the fund's shareholders.

Competitiveness of Management Fee and Total Fund Expenses.

The Board considered that the new fee schedule will not result in any changes to the fund's total management fee or total fund expenses because Strategic Advisers has not allocated any assets of the fund to MSIM. The Board considered that to the extent Strategic Advisers allocates assets of the fund to MSIM in the future, the new fee schedule would result in lower fees to be paid by Strategic Advisers to MSIM, on behalf of the fund, compared to the existing fee schedule. The Board also considered that the Amended Sub-Advisory Agreement would not result in any changes to the fund's maximum aggregate annual management fee rate, Strategic Advisers' portion of the fund's management fee or Strategic Advisers' contractual management fee waiver for the fund. In addition, the Board considered that Strategic Adviser's portion of the management fee paid to Strategic Advisers will continue to be all-inclusive and that Strategic Advisers will continue to pay the fund's operating expenses, with certain limited exceptions, out of its portion of the management fee. Based on its review, the Board concluded that the fund's management fee structure and total expenses continue to bear a reasonable relationship to the services that the fund and its shareholders will receive and the other factors considered.

Because the Amended Sub-Advisory Agreement was negotiated at arm's length and will have no impact on the maximum management fees payable by the fund, the Board did not consider the fund's investment performance or costs of services and profitability to be significant factors in its decision to approve the Amended Sub-Advisory Agreement.

Potential Fall-Out Benefits. The Board considered that it reviewed information regarding the potential of direct and indirect benefits to Strategic Advisers and its affiliates from their relationships with the fund, including non-advisory fee compensation paid to affiliates of Strategic Advisers, if any, during its annual renewal of the fund's advisory agreement with Strategic Advisers at its September 2015 Board meeting.

Possible Economies of Scale. The Board considered that the Amended Sub-Advisory Agreement provides for breakpoints that have the potential to further reduce sub-advisory fees paid to MSIM as assets allocated to MSIM grow. The Board also considered that it reviewed whether there have been economies of scale in connection with the management of the fund during its annual renewal of the fund's advisory agreement with Strategic Advisers at its September 2015 Board meeting.

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Board Approval of Investment Advisory Contracts and
Management Fees - continued

Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the Amended Sub-Advisory Agreement's fee structure bears a reasonable relationship to the services to be rendered and that the Amended Sub-Advisory Agreement should be approved because the agreement is in the best interests of the fund and its shareholders. The Board also concluded that the sub-advisory fees to be charged thereunder will be based on services provided that will be in addition to, rather than duplicative of services provided under the advisory contract of any underlying fund in which the fund may invest. In addition, the Board concluded that the approval of the Amended Sub-Advisory Agreement does not involve a conflict of interest from which Strategic Advisers or its affiliates derive an inappropriate advantage.

Semiannual Report

Investment Adviser

Strategic Advisers, Inc.
Boston, MA

Investment Sub-Advisers

AllianceBernstein L.P.

Aristotle Capital Management, LLC

Brandywine Global Investment Management, LLC

ClariVest Asset Management LLC

FIAM LLC

First Eagle Investment Management, LLC

JP Morgan Investment Management Inc.

Loomis, Sayles & Company, L.P.

LSV Asset Management

Massachusetts Financial Services Company

Morgan Stanley Investment Management, Inc.

OppenheimerFunds, Inc.

Robeco Investment Management, Inc.
doing business as Boston Partners

T. Rowe Price Associates, Inc.

Waddell & Reed Investment Management Company

General Distributor

Fidelity Distributors Corporation
Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

The Bank of New York Mellon

New York, NY

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
245 Summer St., Boston, MA 02210
www.fidelity.com

SAI-COR-USAN-0116
1.922645.105

Strategic Advisers®
Value Fund

Offered exclusively to certain clients of Strategic Advisers, Inc. - not available for sale to the general public

Semiannual Report

November 30, 2015

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Board Approval of Investment Advisory Contracts and Management Fees	(Click Here)

To view a fund's proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-3455 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2016 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (June 1, 2015 to November 30, 2015).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition to the direct expenses incurred by the Fund presented in the table, as a shareholder of the underlying mutual funds (the Underlying Funds), the Fund also indirectly bears its proportionate share of the expenses of the Underlying Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition to the direct expenses incurred by the Fund presented in the table, as a shareholder of the Underlying Funds, the Fund also indirectly bears its proportionate share of the expenses of the Underlying Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense RatioB	Beginning Account Value June 1, 2015	Ending Account Value November 30, 2015	Expenses Paid During PeriodC June 1, 2015 to November 30, 2015
Actual	.32%	$ 1,000.00	$ 973.00	$ 1.58
HypotheticalA		$ 1,000.00	$ 1,023.40	$ 1.62

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

C Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period). The fees and expenses of the Underlying Funds in which the Fund invests are not included in the Fund's annualized expense ratio.

Semiannual Report

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Top Ten Holdings as of November 30, 2015
(excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
JPMorgan Value Advantage Fund Institutional Class	10.0	11.3
Invesco Diversified Dividend Fund - Class A	4.5	4.3
Fidelity Low-Priced Stock Fund	4.1	4.0
JPMorgan Chase & Co.	2.6	2.4
Johnson & Johnson	2.5	1.4
Exxon Mobil Corp.	2.2	1.5
Pfizer, Inc.	2.1	2.0
Apple, Inc.	1.9	2.1
Wells Fargo & Co.	1.8	2.1
Citigroup, Inc.	1.6	1.3
	33.3
Top Five Market Sectors as of November 30, 2015
(Stocks only)	% of fund's net assets	% of fund's net assets 6 months ago
Financials	22.3	20.7
Health Care	11.5	11.4
Information Technology	11.2	12.4
Industrials	8.6	8.3
Energy	7.7	6.5
Asset Allocation (% of fund's net assets)
As of November 30, 2015	As of May 31, 2015
Common Stocks 79.0%	Common Stocks 77.4%
Large Value Funds 14.5%	Large Value Funds 15.6%
Mid-Cap Value Funds 4.1%	Mid-Cap Value Funds 4.0%
Short-Term Investments and Net Other Assets (Liabilities) 2.4%	Short-Term Investments and Net Other Assets (Liabilities) 3.0%

Asset allocations of equity funds in the pie charts reflect the categorizations of assets as defined by Morningstar as of the reporting dates indicated above.

Semiannual Report

Investments November 30, 2015 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 79.0%
	Shares	Value
CONSUMER DISCRETIONARY - 6.7%
Auto Components - 1.0%
Autoliv, Inc.	146,300	$ 18,408,929
Cooper Tire & Rubber Co.	265,127	11,132,683
Delphi Automotive PLC	138,700	12,188,956
Gentex Corp.	144,400	2,416,534
Johnson Controls, Inc.	334,300	15,377,800
Lear Corp.	311,951	39,274,631
The Goodyear Tire & Rubber Co.	557,300	19,438,624
		118,238,157
Automobiles - 0.9%
Ford Motor Co.	2,359,400	33,810,202
General Motors Co.	1,467,800	53,134,360
Harley-Davidson, Inc.	488,572	23,900,942
		110,845,504
Hotels, Restaurants & Leisure - 0.4%
Brinker International, Inc.	309,300	14,110,266
Carnival Corp. unit	292,200	14,764,866
Hyatt Hotels Corp. Class A (a)	16,100	793,569
Royal Caribbean Cruises Ltd.	83,300	7,714,413
Six Flags Entertainment Corp.	111,460	5,784,774
Wyndham Worldwide Corp.	55,600	4,221,152
		47,389,040
Household Durables - 0.5%
Lennar Corp. Class A	476,800	24,416,928
PulteGroup, Inc.	172,900	3,368,092
Toll Brothers, Inc. (a)	87,300	3,245,814
Whirlpool Corp.	164,600	26,750,792
		57,781,626
Media - 2.3%
AMC Networks, Inc. Class A (a)	24,900	2,024,619
CBS Corp. Class B	398,301	20,106,234
Comcast Corp. Class A	175,508	10,681,417
Discovery Communications, Inc. Class A (a)	74,000	2,304,360
Gannett Co., Inc.	247,600	4,229,008
Liberty Broadband Corp. Class C (a)	92,788	4,900,134
Liberty Global PLC:
Class C (a)	473,539	19,415,099
LiLAC Class C (a)	23,355	915,983
Liberty Media Corp. Class C (a)	173,096	6,768,054
News Corp. Class A	182,600	2,620,310
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Media - continued
Omnicom Group, Inc.	154,653	$ 11,431,950
Starz Series A (a)	328,655	11,594,948
Tegna, Inc.	606,900	17,144,925
Time Warner Cable, Inc.	217,270	40,144,978
Time Warner, Inc.	1,113,372	77,913,773
Time, Inc.	126,508	2,105,093
Twenty-First Century Fox, Inc. Class A	579,800	17,109,898
Viacom, Inc. Class B (non-vtg.)	575,800	28,669,082
		280,079,865
Multiline Retail - 1.0%
Big Lots, Inc.	160,800	7,234,392
Dillard's, Inc. Class A	109,300	8,197,500
Dollar General Corp.	145,900	9,543,319
Kohl's Corp.	444,400	20,944,572
Macy's, Inc.	348,100	13,603,748
Target Corp.	849,471	61,586,648
		121,110,179
Specialty Retail - 0.5%
Abercrombie & Fitch Co. Class A	158,700	4,057,959
AutoNation, Inc. (a)	54,800	3,502,816
Best Buy Co., Inc.	742,058	23,582,603
Foot Locker, Inc.	69,000	4,485,000
GameStop Corp. Class A	50,500	1,769,015
Home Depot, Inc.	168,000	22,491,840
Penske Automotive Group, Inc.	44,100	2,057,706
Staples, Inc.	104,000	1,255,280
		63,202,219
Textiles, Apparel & Luxury Goods - 0.1%
Coach, Inc.	102,100	3,243,717
PVH Corp.	40,900	3,733,761
Ralph Lauren Corp.	29,100	3,614,511
		10,591,989
TOTAL CONSUMER DISCRETIONARY		809,238,579
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - 3.0%
Beverages - 0.1%
Coca-Cola Enterprises, Inc.	25,980	$ 1,306,794
Diageo PLC sponsored ADR	116,000	13,288,960
		14,595,754
Food & Staples Retailing - 0.5%
CVS Health Corp.	103,357	9,724,860
Kroger Co.	511,300	19,255,558
Wal-Mart Stores, Inc.	278,000	16,357,520
Walgreens Boots Alliance, Inc.	242,000	20,335,260
		65,673,198
Food Products - 1.6%
Archer Daniels Midland Co.	1,266,500	46,214,585
Bunge Ltd.	280,300	18,670,783
Cal-Maine Foods, Inc.	90,100	4,911,351
Fresh Del Monte Produce, Inc.	235,200	10,280,592
General Mills, Inc.	310,100	17,911,376
Ingredion, Inc.	294,500	29,028,865
Kellogg Co.	141,600	9,737,832
Mondelez International, Inc.	364,000	15,892,240
The Hershey Co.	121,000	10,443,510
Tyson Foods, Inc. Class A	606,278	30,313,900
		193,405,034
Personal Products - 0.3%
Coty, Inc. Class A	350,000	9,723,000
Edgewell Personal Care Co. (a)	24,000	1,932,000
Herbalife Ltd. (a)	37,200	2,147,556
Unilever NV (NY Reg.)	371,000	16,227,540
		30,030,096
Tobacco - 0.5%
Philip Morris International, Inc.	652,800	57,048,192
TOTAL CONSUMER STAPLES		360,752,274
ENERGY - 7.7%
Energy Equipment & Services - 0.7%
Atwood Oceanics, Inc.	236,000	3,747,680
Baker Hughes, Inc.	151,600	8,197,012
Ensco PLC Class A	385,800	6,604,896
FMC Technologies, Inc. (a)	112,900	3,840,858
Halliburton Co.	588,100	23,435,785
Common Stocks - continued
	Shares	Value
ENERGY - continued
Energy Equipment & Services - continued
Helmerich & Payne, Inc.	197,200	$ 11,486,900
National Oilwell Varco, Inc.	202,100	7,546,414
Noble Corp.	962,700	12,775,029
Parker Drilling Co. (a)	1,082,600	2,977,150
Rowan Companies PLC	608,500	12,370,805
		92,982,529
Oil, Gas & Consumable Fuels - 7.0%
Anadarko Petroleum Corp.	180,252	10,797,095
Canadian Natural Resources Ltd.	379,934	9,200,693
Chevron Corp.	1,008,500	92,096,220
Cimarex Energy Co.	49,351	5,873,756
ConocoPhillips Co.	345,700	18,685,085
Diamondback Energy, Inc.	76,694	5,983,666
Energen Corp.	130,148	7,716,475
EOG Resources, Inc.	328,721	27,425,193
EQT Corp.	52,913	3,027,682
Exxon Mobil Corp.	3,187,300	260,274,918
Hess Corp.	208,000	12,272,000
HollyFrontier Corp.	576,800	27,732,544
Marathon Oil Corp.	563,900	9,873,889
Marathon Petroleum Corp.	1,526,987	89,191,311
Occidental Petroleum Corp.	820,469	62,019,252
Phillips 66 Co.	1,202,354	110,051,462
Pioneer Natural Resources Co.	77,600	11,232,600
QEP Resources, Inc.	398,991	6,304,058
Rice Energy, Inc. (a)	89,180	1,202,146
Tesoro Corp.	31,100	3,581,787
Valero Energy Corp.	951,800	68,396,348
Western Refining, Inc.	40,300	1,823,978
		844,762,158
TOTAL ENERGY		937,744,687
FINANCIALS - 22.3%
Banks - 10.8%
Banco Bilbao Vizcaya Argentaria SA sponsored ADR	1,469,600	12,153,592
Bank of America Corp.	9,320,700	162,459,801
BB&T Corp.	701,425	27,089,034
BOK Financial Corp.	125,100	8,613,135
CIT Group, Inc.	373,900	16,062,744
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Banks - continued
Citigroup, Inc.	3,624,569	$ 196,052,937
Citizens Financial Group, Inc.	172,820	4,602,197
Comerica, Inc.	90,600	4,199,310
Commerce Bancshares, Inc.	51,129	2,347,844
Cullen/Frost Bankers, Inc.	110,900	7,739,711
East West Bancorp, Inc.	71,300	3,092,994
Fifth Third Bancorp	1,539,136	31,813,941
First Republic Bank	232,000	15,975,520
Huntington Bancshares, Inc.	1,808,900	21,146,041
Investors Bancorp, Inc.	167,600	2,148,632
JPMorgan Chase & Co.	4,680,186	312,074,802
KeyCorp	1,449,300	19,000,323
M&T Bank Corp.	99,000	12,407,670
Mitsubishi UFJ Financial Group, Inc. sponsored ADR	1,950,000	12,597,000
Peoples United Financial, Inc.	130,500	2,185,875
PNC Financial Services Group, Inc.	718,800	68,652,588
Regions Financial Corp.	4,681,400	47,469,396
SunTrust Banks, Inc.	1,284,100	55,755,622
Synovus Financial Corp.	64,700	2,159,686
U.S. Bancorp	866,300	38,021,907
Wells Fargo & Co.	3,946,034	217,426,473
		1,303,248,775
Capital Markets - 2.4%
Ameriprise Financial, Inc.	362,300	40,921,785
Bank of New York Mellon Corp.	561,800	24,629,312
BlackRock, Inc. Class A	82,147	29,878,507
E*TRADE Financial Corp. (a)	114,700	3,490,321
Eaton Vance Corp. (non-vtg.)	55,600	1,997,152
Goldman Sachs Group, Inc.	390,100	74,126,802
Invesco Ltd.	216,400	7,290,516
Morgan Stanley	1,543,800	52,952,340
Northern Trust Corp.	100,500	7,531,470
State Street Corp.	430,200	31,223,916
T. Rowe Price Group, Inc.	124,400	9,473,060
		283,515,181
Consumer Finance - 1.8%
Ally Financial, Inc. (a)	626,445	12,503,842
American Express Co.	526,900	37,747,116
Capital One Financial Corp.	1,048,555	82,322,053
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Consumer Finance - continued
Discover Financial Services	1,019,025	$ 57,839,859
Navient Corp.	906,185	10,792,663
Nelnet, Inc. Class A	227,900	7,520,700
Synchrony Financial (a)	360,869	11,486,460
		220,212,693
Diversified Financial Services - 0.5%
Berkshire Hathaway, Inc. Class B (a)	380,956	51,082,390
Leucadia National Corp.	175,400	3,101,072
The NASDAQ OMX Group, Inc.	81,300	4,765,806
Voya Financial, Inc.	108,300	4,407,810
		63,357,078
Insurance - 6.1%
ACE Ltd.	375,396	43,114,231
AFLAC, Inc.	636,000	41,492,640
Alleghany Corp. (a)	8,100	4,125,816
Allstate Corp.	800,235	50,222,749
American Financial Group, Inc.	288,000	21,312,000
American International Group, Inc.	879,411	55,912,951
Aon PLC	91,416	8,660,752
Arch Capital Group Ltd. (a)	60,600	4,391,682
Assurant, Inc.	341,100	29,170,872
Axis Capital Holdings Ltd.	310,200	17,371,200
Cincinnati Financial Corp.	69,100	4,222,701
Endurance Specialty Holdings Ltd.	178,800	11,793,648
Everest Re Group Ltd.	185,000	34,121,400
Genworth Financial, Inc. Class A (a)	504,800	2,549,240
Hanover Insurance Group, Inc.	168,500	14,255,100
Hartford Financial Services Group, Inc.	1,367,100	62,394,444
Lincoln National Corp.	742,493	40,829,690
Loews Corp.	175,500	6,649,695
Markel Corp. (a)	5,700	5,159,469
MetLife, Inc.	1,362,429	69,606,498
Principal Financial Group, Inc.	145,000	7,461,700
Progressive Corp.	289,500	8,922,390
Prudential Financial, Inc.	614,600	53,193,630
Reinsurance Group of America, Inc.	41,100	3,776,268
The Travelers Companies, Inc.	795,796	91,174,348
Torchmark Corp.	174,600	10,584,252
Unum Group	688,900	25,268,852
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Insurance - continued
W.R. Berkley Corp.	61,100	$ 3,400,826
XL Group PLC Class A	203,776	7,780,168
		738,919,212
Real Estate Investment Trusts - 0.6%
American Homes 4 Rent Class A	264,856	4,444,284
Annaly Capital Management, Inc.	2,759,800	26,438,884
Hospitality Properties Trust (SBI)	508,600	14,123,822
Lexington Corporate Properties Trust	910,700	7,822,913
Piedmont Office Realty Trust, Inc. Class A	478,000	9,316,220
VEREIT, Inc.	1,019,900	8,495,767
		70,641,890
Real Estate Management & Development - 0.0%
Jones Lang LaSalle, Inc.	21,500	3,571,580
Thrifts & Mortgage Finance - 0.1%
New York Community Bancorp, Inc.	215,300	3,530,920
Radian Group, Inc.	585,400	8,341,950
		11,872,870
TOTAL FINANCIALS		2,695,339,279
HEALTH CARE - 11.5%
Biotechnology - 2.5%
AbbVie, Inc.	573,500	33,349,025
Amgen, Inc.	685,900	110,498,490
Baxalta, Inc.	925,400	31,815,252
Gilead Sciences, Inc.	1,034,291	109,593,474
United Therapeutics Corp. (a)	96,580	14,741,005
		299,997,246
Health Care Equipment & Supplies - 0.6%
Baxter International, Inc.	662,600	24,946,890
Medtronic PLC	505,465	38,081,733
St. Jude Medical, Inc.	140,100	8,840,310
Zimmer Biomet Holdings, Inc.	82,010	8,283,830
		80,152,763
Health Care Providers & Services - 2.8%
Aetna, Inc.	486,200	49,957,050
Anthem, Inc.	591,663	77,141,022
Cardinal Health, Inc.	117,334	10,190,458
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Providers & Services - continued
Cigna Corp.	77,260	$ 10,428,555
Express Scripts Holding Co. (a)	711,188	60,792,350
HCA Holdings, Inc. (a)	554,850	37,763,091
Quest Diagnostics, Inc.	419,098	28,632,775
UnitedHealth Group, Inc.	497,000	56,016,870
Universal Health Services, Inc. Class B	45,200	5,492,704
		336,414,875
Pharmaceuticals - 5.6%
Johnson & Johnson	2,969,176	300,599,378
Merck & Co., Inc.	2,184,586	115,804,904
Novartis AG sponsored ADR	162,400	13,842,976
Pfizer, Inc.	7,602,234	249,125,208
Teva Pharmaceutical Industries Ltd. sponsored ADR	52,387	3,296,714
		682,669,180
TOTAL HEALTH CARE		1,399,234,064
INDUSTRIALS - 8.6%
Aerospace & Defense - 3.8%
General Dynamics Corp.	407,404	59,668,390
Honeywell International, Inc.	437,156	45,442,366
Huntington Ingalls Industries, Inc.	23,300	3,050,436
L-3 Communications Holdings, Inc.	182,448	22,333,460
Lockheed Martin Corp.	264,072	57,874,020
Moog, Inc. Class A (a)	92,752	6,128,125
Northrop Grumman Corp.	437,700	81,569,772
Raytheon Co.	292,122	36,231,892
Rockwell Collins, Inc.	66,000	6,116,880
Spirit AeroSystems Holdings, Inc. Class A (a)	69,500	3,645,275
Textron, Inc.	308,835	13,177,989
The Boeing Co.	479,300	69,714,185
Triumph Group, Inc.	270,000	10,813,500
United Technologies Corp.	483,291	46,420,101
Vectrus, Inc. (a)	37,733	911,629
		463,098,020
Air Freight & Logistics - 0.1%
FedEx Corp.	99,400	15,758,876
Airlines - 0.8%
Alaska Air Group, Inc.	67,900	5,413,667
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Airlines - continued
American Airlines Group, Inc.	312,200	$ 12,881,372
Delta Air Lines, Inc.	1,201,063	55,801,387
Southwest Airlines Co.	322,100	14,777,948
United Continental Holdings, Inc. (a)	184,160	10,263,237
		99,137,611
Building Products - 0.0%
Owens Corning	57,700	2,702,668
Commercial Services & Supplies - 0.2%
ADT Corp.	81,700	2,897,899
Deluxe Corp.	191,700	11,243,205
Pitney Bowes, Inc.	43,400	937,440
R.R. Donnelley & Sons Co.	640,600	10,307,254
The Brink's Co.	42,484	1,367,135
		26,752,933
Construction & Engineering - 0.1%
Chicago Bridge & Iron Co. NV	51,900	2,218,725
Fluor Corp.	70,100	3,406,860
Jacobs Engineering Group, Inc. (a)	60,700	2,679,298
Tutor Perini Corp. (a)	185,700	3,498,588
		11,803,471
Electrical Equipment - 0.3%
Eaton Corp. PLC	188,000	10,934,080
Emerson Electric Co.	324,200	16,210,000
Hubbell, Inc. Class B	25,100	2,492,179
Rockwell Automation, Inc.	65,400	6,961,176
		36,597,435
Industrial Conglomerates - 0.6%
General Electric Co.	2,273,372	68,064,758
Machinery - 1.9%
AGCO Corp.	255,200	12,826,352
Caterpillar, Inc.	525,200	38,155,780
Crane Co.	66,896	3,479,930
Deere & Co.	811,000	64,531,270
Dover Corp.	76,700	5,054,530
Illinois Tool Works, Inc.	335,100	31,492,698
Ingersoll-Rand PLC	247,105	14,497,650
Lincoln Electric Holdings, Inc.	28,500	1,608,825
Oshkosh Corp.	292,000	12,807,120
PACCAR, Inc.	146,600	7,617,336
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Machinery - continued
Parker Hannifin Corp.	72,800	$ 7,619,248
Pentair PLC	89,300	5,063,310
Stanley Black & Decker, Inc.	74,100	8,088,756
Timken Co.	169,200	5,455,008
Trinity Industries, Inc.	504,800	13,705,320
		232,003,133
Professional Services - 0.1%
Dun & Bradstreet Corp.	19,300	2,080,347
Manpower, Inc.	36,700	3,313,276
		5,393,623
Road & Rail - 0.5%
AMERCO	6,400	2,594,560
CSX Corp.	1,439,569	40,926,947
Norfolk Southern Corp.	147,900	14,059,374
		57,580,881
Trading Companies & Distributors - 0.2%
Aircastle Ltd.	570,900	11,966,064
TAL International Group, Inc.	236,100	4,764,498
W.W. Grainger, Inc.	31,100	6,236,794
		22,967,356
TOTAL INDUSTRIALS		1,041,860,765
INFORMATION TECHNOLOGY - 11.2%
Communications Equipment - 1.8%
Brocade Communications Systems, Inc.	2,289,562	21,487,539
Cisco Systems, Inc.	5,920,221	161,326,022
Harris Corp.	308,776	25,668,549
QUALCOMM, Inc.	254,400	12,412,176
		220,894,286
Electronic Equipment & Components - 0.9%
Arrow Electronics, Inc. (a)	48,700	2,754,472
Avnet, Inc.	105,900	4,799,388
Corning, Inc.	2,195,500	41,121,715
Flextronics International Ltd. (a)	1,788,527	20,120,929
Ingram Micro, Inc. Class A	74,600	2,307,378
Jabil Circuit, Inc.	93,700	2,397,783
TE Connectivity Ltd.	244,235	16,385,726
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Components - continued
Tech Data Corp. (a)	166,200	$ 11,243,430
Vishay Intertechnology, Inc.	590,800	7,042,336
		108,173,157
Internet Software & Services - 0.1%
eBay, Inc. (a)	306,072	9,056,670
IT Services - 1.2%
Amdocs Ltd.	102,867	5,819,186
Computer Sciences Corp.	116,115	3,637,883
CSG Systems International, Inc.	185,800	6,638,634
CSRA, Inc. (a)	72,500	2,284,475
IBM Corp.	677,700	94,484,934
PayPal Holdings, Inc. (a)	310,000	10,930,600
The Western Union Co.	250,200	4,718,772
Xerox Corp.	1,814,400	19,141,920
		147,656,404
Semiconductors & Semiconductor Equipment - 1.7%
Intel Corp.	4,105,000	142,730,850
Lam Research Corp.	320,300	25,047,460
Texas Instruments, Inc.	693,500	40,306,220
		208,084,530
Software - 2.0%
Activision Blizzard, Inc.	453,815	17,090,673
Adobe Systems, Inc. (a)	215,000	19,663,900
CA Technologies, Inc.	217,300	6,108,303
Microsoft Corp.	1,009,349	54,858,118
Oracle Corp.	3,369,919	131,325,743
Symantec Corp.	714,600	13,991,868
		243,038,605
Technology Hardware, Storage & Peripherals - 3.5%
Apple, Inc.	1,931,484	228,494,557
EMC Corp.	3,246,500	82,266,310
Hewlett Packard Enterprise Co.	2,012,739	29,909,302
HP, Inc.	1,835,112	23,012,304
NetApp, Inc.	339,000	10,393,740
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Technology Hardware, Storage & Peripherals - continued
Seagate Technology LLC	571,588	$ 20,542,873
Western Digital Corp.	405,322	25,296,146
		419,915,232
TOTAL INFORMATION TECHNOLOGY		1,356,818,884
MATERIALS - 3.2%
Chemicals - 2.3%
Ashland, Inc.	32,400	3,649,860
Cabot Corp.	272,700	11,873,358
Celanese Corp. Class A	335,900	23,764,925
CF Industries Holdings, Inc.	649,300	29,958,702
E.I. du Pont de Nemours & Co.	371,900	25,043,746
Eastman Chemical Co.	417,471	30,329,268
Huntsman Corp.	1,141,192	14,287,724
LyondellBasell Industries NV Class A	744,300	71,318,826
Methanex Corp.	141,706	5,566,586
Stepan Co.	142,400	7,413,344
The Dow Chemical Co.	864,800	45,082,024
Valspar Corp.	38,000	3,210,620
Westlake Chemical Corp.	64,700	3,885,235
		275,384,218
Construction Materials - 0.1%
Martin Marietta Materials, Inc.	116,000	18,258,400
Containers & Packaging - 0.3%
Avery Dennison Corp.	81,041	5,345,464
Ball Corp.	48,700	3,380,754
Bemis Co., Inc.	50,900	2,398,408
Crown Holdings, Inc. (a)	280,952	14,584,218
Packaging Corp. of America	46,800	3,181,932
Sonoco Products Co.	50,000	2,191,000
WestRock Co.	182,380	9,233,899
		40,315,675
Metals & Mining - 0.2%
Barrick Gold Corp.	403,181	2,967,741
Freeport-McMoRan, Inc.	391,500	3,202,470
Nucor Corp.	158,300	6,561,535
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Metals & Mining - continued
Reliance Steel & Aluminum Co.	34,600	$ 2,034,826
Steel Dynamics, Inc.	496,400	8,632,396
		23,398,968
Paper & Forest Products - 0.3%
Domtar Corp.	211,100	8,674,099
International Paper Co.	343,539	14,370,236
Schweitzer-Mauduit International, Inc.	199,000	8,322,180
		31,366,515
TOTAL MATERIALS		388,723,776
TELECOMMUNICATION SERVICES - 2.0%
Diversified Telecommunication Services - 2.0%
AT&T, Inc.	2,292,300	77,181,741
Verizon Communications, Inc.	3,619,565	164,509,229
		241,690,970
UTILITIES - 2.8%
Electric Utilities - 1.7%
American Electric Power Co., Inc.	1,039,300	58,211,193
Duke Energy Corp.	340,900	23,099,384
Edison International	161,400	9,580,704
Entergy Corp.	414,600	27,624,798
Eversource Energy	157,100	8,004,245
Exelon Corp.	1,021,300	27,891,703
FirstEnergy Corp.	532,500	16,715,175
Great Plains Energy, Inc.	73,800	1,991,862
ITC Holdings Corp.	422,000	15,563,360
OGE Energy Corp.	48,400	1,263,724
Pinnacle West Capital Corp.	54,900	3,478,464
Xcel Energy, Inc.	251,300	8,961,358
		202,385,970
Gas Utilities - 0.1%
National Fuel Gas Co.	243,000	11,109,960
UGI Corp.	85,600	2,967,752
		14,077,712
Independent Power and Renewable Electricity Producers - 0.2%
The AES Corp.	2,547,429	25,448,816
Common Stocks - continued
	Shares	Value
UTILITIES - continued
Multi-Utilities - 0.7%
Ameren Corp.	120,200	$ 5,259,952
Consolidated Edison, Inc.	145,200	9,024,180
DTE Energy Co.	58,300	4,692,567
Public Service Enterprise Group, Inc.	1,270,900	49,692,190
SCANA Corp.	338,000	19,989,320
		88,658,209
Water Utilities - 0.1%
American Water Works Co., Inc.	72,100	4,164,496
TOTAL UTILITIES		334,735,203
TOTAL COMMON STOCKS (Cost $7,553,660,573)		9,566,138,481
Equity Funds - 18.6%

Large Value Funds - 14.5%
Invesco Diversified Dividend Fund - Class A	29,265,052	549,012,375
JPMorgan Value Advantage Fund Institutional Class	41,125,592	1,207,858,624
TOTAL LARGE VALUE FUNDS		1,756,870,999
Mid-Cap Value Funds - 4.1%
Fidelity Low-Priced Stock Fund (c)	9,969,888	493,010,953
TOTAL EQUITY FUNDS (Cost $1,749,733,988)		2,249,881,952
U.S. Treasury Obligations - 0.1%
	Principal Amount
U.S. Treasury Bills, yield at date of purchase 0.01% to 0.1% 12/3/15 to 1/28/16 (d) (Cost $8,328,901)	$ 8,330,000	8,329,336
Money Market Funds - 2.2%
	Shares	Value
SSgA U.S. Treasury Money Market Fund Class N, 0% (a)(b) (Cost $262,962,882)	262,962,882	$ 262,962,882
TOTAL INVESTMENT PORTFOLIO - 99.9% (Cost $9,574,686,344)		12,087,312,651
NET OTHER ASSETS (LIABILITIES) - 0.1%		17,229,432
NET ASSETS - 100%		$ 12,104,542,083
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
1,748 ICE Russell 1000 Value Index Contracts (United States)	Dec. 2015	$ 172,649,960	$ 8,700,410
The face value of futures purchased as a percentage of net assets is 1.4%
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end.
(c) Affiliated Fund
(d) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $7,185,419.
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Low-Priced Stock Fund	$ 532,999,732	$ 18,587,848	$ 25,000,000	$ 3,039,078	$ 493,010,953
Other Information

The following is a summary of the inputs used, as of November 30, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 809,238,579	$ 809,238,579	$ -	$ -
Consumer Staples	360,752,274	360,752,274	-	-
Energy	937,744,687	937,744,687	-	-
Financials	2,695,339,279	2,695,339,279	-	-
Health Care	1,399,234,064	1,399,234,064	-	-
Industrials	1,041,860,765	1,041,860,765	-	-
Information Technology	1,356,818,884	1,356,818,884	-	-
Materials	388,723,776	388,723,776	-	-
Telecommunication Services	241,690,970	241,690,970	-	-
Utilities	334,735,203	334,735,203	-	-
Equity Funds	2,249,881,952	2,249,881,952	-	-
U.S. Treasury Obligations	8,329,336	-	8,329,336	-
Money Market Funds	262,962,882	262,962,882	-	-
Total Investments in Securities:	$ 12,087,312,651	$ 12,078,983,315	$ 8,329,336	$ -
Derivative Instruments:
Assets
Futures Contracts	$ 8,700,410	$ 8,700,410	$ -	$ -
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of November 30, 2015. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts (a)	$ 8,700,410	$ -
Total Value of Derivatives	$ 8,700,410	$ -

(a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. Only the period end receivable or payable for daily variation margin and net unrealized appreciation (depreciation) are presented in the Statement of Assets and Liabilities.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

		November 30, 2015 (Unaudited)
Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $9,173,622,355)	$ 11,594,301,698
Affiliated issuers (cost $401,063,989)	493,010,953
Total Investments (cost $9,574,686,344)		$ 12,087,312,651
Cash		309,481
Receivable for investments sold		159,379,552
Receivable for fund shares sold		4,580,438
Dividends receivable		27,982,574
Prepaid expenses		25,945
Other receivables		34,563
Total assets		12,279,625,204
Liabilities
Payable for investments purchased	$ 166,329,962
Payable for fund shares redeemed	5,097,604
Accrued management fee	1,801,748
Payable for daily variation margin for derivative instruments	279,680
Other affiliated payables	1,428,713
Other payables and accrued expenses	145,414
Total liabilities		175,083,121
Net Assets		$ 12,104,542,083
Net Assets consist of:
Paid in capital		$ 9,122,903,232
Undistributed net investment income		104,823,376
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		355,493,739
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		2,521,321,736
Net Assets, for 665,290,514 shares outstanding		$ 12,104,542,083
Net Asset Value, offering price and redemption price per share ($12,104,542,083 ÷ 665,290,514 shares)		$ 18.19

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

		Six months ended November 30, 2015 (Unaudited)
Investment Income
Dividends:
Unaffiliated issuers		$ 122,046,279
Affiliated issuers		3,039,078
Interest		1,278
Total income		125,086,635
Expenses
Management fee	$ 26,783,565
Transfer agent fees	7,954,641
Accounting fees and expenses	695,626
Custodian fees and expenses	63,515
Independent trustees' compensation	68,025
Registration fees	116,805
Audit	41,761
Legal	62,608
Miscellaneous	51,108
Total expenses before reductions	35,837,654
Expense reductions	(15,897,742)	19,939,912
Net investment income (loss)		105,146,723
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	370,448,272
Affiliated issuers	(650,177)
Foreign currency transactions	379
Futures contracts	(9,786,347)
Realized gain distributions from underlying funds:
Affiliated issuers	15,548,770
Total net realized gain (loss)		375,560,897
Change in net unrealized appreciation (depreciation) on: Investment securities	(845,642,365)
Assets and liabilities in foreign currencies	(5,455)
Futures contracts	5,059,204
Total change in net unrealized appreciation (depreciation)		(840,588,616)
Net gain (loss)		(465,027,719)
Net increase (decrease) in net assets resulting from operations		$ (359,880,996)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended November 30, 2015 (Unaudited)	Year ended May 31, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 105,146,723	$ 211,983,395
Net realized gain (loss)	375,560,897	968,717,680
Change in net unrealized appreciation (depreciation)	(840,588,616)	55,944,139
Net increase (decrease) in net assets resulting from operations	(359,880,996)	1,236,645,214
Distributions to shareholders from net investment income	(77,887,764)	(175,885,953)
Distributions to shareholders from net realized gain	(302,669,120)	(999,708,086)
Total distributions	(380,556,884)	(1,175,594,039)
Share transactions
Proceeds from sales of shares	993,593,173	2,490,549,700
Reinvestment of distributions	379,442,026	1,172,447,481
Cost of shares redeemed	(1,798,070,208)	(3,303,562,294)
Net increase (decrease) in net assets resulting from share transactions	(425,035,009)	359,434,887
Total increase (decrease) in net assets	(1,165,472,889)	420,486,062
Net Assets
Beginning of period	13,270,014,972	12,849,528,910
End of period (including undistributed net investment income of $104,823,376 and undistributed net investment income of $77,564,417, respectively)	$ 12,104,542,083	$ 13,270,014,972
Other Information
Shares
Sold	54,580,646	130,986,693
Issued in reinvestment of distributions	20,565,963	61,626,523
Redeemed	(99,013,464)	(174,656,082)
Net increase (decrease)	(23,866,855)	17,957,134

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Strategic Advisers Value Fund

	Six months ended November 30, 2015 (Unaudited)	Years ended May 31,
		2015	2014	2013	2012	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 19.26	$ 19.14	$ 16.92	$ 13.54	$ 14.56	$ 12.10
Income from Investment Operations
Net investment income (loss)D	.15	.31	.26	.29	.24	.20
Net realized and unrealized gain (loss)	(.66)	1.59	3.02	3.73	(.82)	2.47
Total from investment operations	(.51)	1.90	3.28	4.02	(.58)	2.67
Distributions from net investment income	(.11)	(.27)	(.25)	(.26)	(.21)	(.16)
Distributions from net realized gain	(.44)	(1.51)	(.81)	(.38)	(.22)	(.05)
Total distributions	(.56) H	(1.78)	(1.06)	(.64)	(.44) G	(.21)
Net asset value, end of period	$ 18.19	$ 19.26	$ 19.14	$ 16.92	$ 13.54	$ 14.56
Total ReturnB, C	(2.70)%	10.23%	20.07%	30.65%	(4.04)%	22.29%
Ratios to Average Net Assets E
Expenses before reductions	.57%A	.56%	.56%	.58%	.60%	.61%
Expenses net of fee waivers, if any	.32%A	.31%	.31%	.33%	.35%	.35%
Expenses net of all reductions	.32%A	.31%	.31%	.33%	.35%	.35%
Net investment income (loss)	1.67%A	1.63%	1.45%	1.90%	1.81%	1.48%
Supplemental Data
Net assets, end of period(000 omitted)	$ 12,104,542	$ 13,270,015	$ 12,849,529	$ 9,527,041	$ 6,964,262	$ 7,343,388
Portfolio turnover rate F	32%A	31%	42%	48%	32%	49%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund. Fees and expenses of the Underlying Funds are not included in the Fund's annualized ratios. The Fund indirectly bears its proportionate share of the expenses of the Underlying Funds. F Amount does not include the portfolio activity of any Underlying Funds. G Total distributions of $.44 per share is comprised of distributions from net investment income of $.212 and distributions from net realized gain of $.223 per share. H Total distributions of $.56 per share is comprised of distributions from net investment income of $.114 and distributions from net realized gain of $.443 per share.

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended November 30, 2015 (Unaudited)

1. Organization.

Strategic Advisers Value Fund (the Fund) is a fund of Fidelity Rutland Square Trust II (the Trust), and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. The Fund is offered exclusively to clients of Strategic Advisers, Inc. (Strategic Advisers), an affiliate of Fidelity Management & Research Company (FMR).

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Strategic Advisers Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

2. Significant Accounting Policies - continued

Investment Valuation - continued

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds ,including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated open-end mutual fund's NAV is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and is categorized as Level 2 in the hierarchy.

Semiannual Report

2. Significant Accounting Policies - continued

Investment Valuation - continued

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of November 30, 2015, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Underlying Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

2. Significant Accounting Policies - continued

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Strategic Advisers funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Underlying Funds, futures contracts, foreign currency transactions, passive foreign investment companies (PFIC), deferred trustees compensation and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 2,788,693,162
Gross unrealized depreciation	(294,038,172)
Net unrealized appreciation (depreciation) on securities	$ 2,494,654,990
Tax cost	$ 9,592,657,661

Semiannual Report

3. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk

Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Derivative Instruments - continued

Futures Contracts - continued

the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts." The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

During the period the Fund recognized net realized gain (loss) of $(9,786,347) and a change in net unrealized appreciation (depreciation) of $5,059,204 related to its investment in futures contracts. These amounts are included in the Statement of Operations.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $1,985,330,854 and $2,559,695,752, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Strategic Advisers (the investment adviser) provides the Fund with investment management related services. For these services, the Fund pays a monthly management fee to the investment adviser. The management fee is calculated by adding the annual management fee rate of .25% of the Fund's average net assets throughout the month payable to the investment adviser to the aggregate of the fee rates, payable monthly, to the Fund's sub-advisers. The Fund's maximum aggregate management fee will not exceed .70% of the Fund's average net assets. For the reporting period, the total annualized management fee rate was .43% of the Fund's average net assets.

During the period, the investment adviser waived its management fee as described in the Expense Reductions note.

Sub-Advisers. Aristotle Capital Management, LLC, Brandywine Global Investment Management, LLC, LSV Asset Management and Robeco Investment Management, Inc. (d/b/a Boston Partners) each served as a sub-adviser for the Fund during the period. Sub-advisers provide discretionary investment advisory services for their allocated portion of the Fund's assets and are paid by the investment adviser and not the Fund for providing these services.

Semiannual Report

5. Fees and Other Transactions with Affiliates - continued

Sub-Advisers - continued

FIAM LLC (FIAM) (formerly Pyramis Global Advisors, LLC), an affiliate of the investment adviser, has been retained to serve as a sub-adviser for the Fund. As of the date of the report, however, FIAM has not been allocated any portion of the Fund's assets. FIAM in the future may provide discretionary investment advisory services for an allocated portion of the Fund's assets and will be paid by the investment adviser for providing these services.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the Fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. The Fund does not directly pay transfer agent fees with respect to the portion of its assets invested in Underlying Funds. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .13% of average net assets.

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The fee is based on the level of average net assets for each month.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $8,010 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Expense Reductions.

The investment adviser has contractually agreed to waive the Fund's management fee in an amount equal to .25% of the Fund's average net assets until September 30, 2018. During the period, this waiver reduced the Fund's management fee by $15,708,631.

In addition, through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's expenses by $231.

In addition, during the period the investment adviser reimbursed and/or waived a portion of operating expenses in the amount of $188,880.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

8. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Strategic Advisers Value Fund

Each year the Board of Trustees, including the Independent Trustees (together, the Board), votes at an in-person meeting on the renewal of the management contract with Strategic Advisers, Inc. (Strategic Advisers) and the sub-advisory agreements with Aristotle Capital Management LLC (Aristotle), Brandywine Global Investment Management, LLC (Brandywine), LSV Asset Management (LSV), Pyramis Global Advisors, LLC (Pyramis), and Robeco Investment Management, Inc. (dba Boston Partners) (collectively, the Sub-Advisory Agreements and, together with the management contract, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets at least four times per year and, at each of its meetings, considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The full Board or the Independent Trustees, as appropriate, act on all major matters; however, a portion of the activities of the Board (including certain of those described herein) may be conducted through standing committees that have been established by the Board.

At its September 2015 meeting, the Board, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including, (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expenses relative to peer funds; (iii) the total costs of the services to be provided by and the profits, if any, to be realized by Strategic Advisers from its relationship with the fund; (iv) the extent to which (if any) economies of scale exist and would be realized as the fund grows; and (v) whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts is in the best interests of the fund and its shareholders. In addition, with respect to the Sub-Advisory Agreements, the Board also concluded that the renewal of such agreements does not involve a conflict of interest from which Strategic Advisers or its affiliates derive an inappropriate advantage. Also, the Board found that the advisory fees to be charged under the Advisory Contracts bear a reasonable relationship to the services rendered and are based on services provided that are in addition to, rather than duplicative of, services provided under the advisory contract of any underlying fund in which the fund may invest. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board throughout the year.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Nature, Extent, and Quality of Services Provided. The Board considered the staffing within the investment adviser, Strategic Advisers, and each sub-adviser, Aristotle, Brandywine, LSV, Pyramis, and Boston Partners (collectively, the Investment Advisers), including the backgrounds of the fund's investment personnel and the fund's investment objective, strategies and related investment philosophy. The Independent Trustees also had discussions with senior management of Strategic Advisers' investment operations and investment groups. The Board considered the structure of each Investment Adviser's portfolio manager compensation program and whether such structures provide appropriate incentives to act in the best interests of the fund.

The Trustees also discussed with representatives of Strategic Advisers, at meetings throughout the year, Strategic Advisers' role in (i) identifying and recommending to the Trustees one or more sub-advisers for the fund; (ii) overseeing compliance with federal securities laws by each sub-adviser with respect to fund assets; (iii) monitoring and overseeing the performance and investment capabilities of each sub-adviser; and (iv) recommending the replacement of a sub-adviser as appropriate. The Trustees considered that the Board had received from Strategic Advisers substantial information and periodic reports about the sub-adviser oversight and due diligence processes, as well as periodic reports regarding the performance of each sub-adviser.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to managing and compensating investment personnel. The Board noted that the Investment Advisers' analysts have extensive resources, tools, and capabilities that allow them to conduct sophisticated quantitative and/or fundamental analysis. Additionally, in its deliberations, the Board considered the Investment Advisers' trading capabilities and resources and global compliance infrastructure, which are integral parts of the investment management process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for the fund; (ii) the nature and extent of Strategic Advisers' supervision of third party service providers, including the sub-advisers, custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. The Board took into account discussions with Strategic Advisers about fund investment performance that occur at Board meetings throughout the year. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for the fund, for different time periods, measured against a securities market index ("benchmark index") and a peer group of mutual funds with similar objectives ("peer group").

Semiannual Report

In connection with the renewal of the Advisory Contracts, the Board reviewed the fund's absolute investment performance, as well as the fund's relative investment performance measured over multiple periods against a benchmark index and peer group. The following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2014, the cumulative total returns of the fund and the cumulative total returns of an appropriate benchmark index and peer group. The box within each chart shows the 25th percentile return (75% beaten, top of box) and the 75th percentile return (25% beaten, bottom of box) of the peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten number noted below each chart corresponds to the percentile box and represents the percentage of funds in the peer group whose performance was equal to or lower than that of the fund.

Strategic Advisers Value Fund

The Board reviewed the fund's relative investment performance against its peer group and noted that the performance of the fund was in the first quartile for the one- and three-year periods and in the second quartile for the five-year period ended December 31, 2014. The Board also noted that the fund had out-performed 81%, 79%, and 69% of its peers for the one-, three-, and five-year periods, respectively, ended December 31, 2014. The Board also noted that the investment performance of the fund was lower than its benchmark for the periods shown.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should benefit the fund's shareholders.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered the amount and nature of fees paid to the Investment Advisers. The Board also considered information comparing the management fees and total expenses of the fund to those of other registered investment companies with investment objectives similar to those of the fund. The Board also noted Strategic Advisers' proposal to extend the 0.25% management fee waiver through September 30, 2018 and considered that the fund's maximum aggregate annual management fee rate may not exceed 0.70%. In considering the fund's management fee and management fee waiver and comparisons to other registered investment companies with investment objectives similar to those of the fund, the Board noted that shares of the fund are offered only to clients that participate in the Fidelity Portfolio Advisory Service managed account program.

The Board considered the fund's management fee and total expenses compared to "mapped groups" of competitive funds created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Strategic Advisers uses "mapped groups," which are created by Fidelity by combining similar Lipper investment objective categories that it believes have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which Strategic Advisers' funds are compared.

Management Fee. The Board considered two proprietary management fee comparisons. The group of Lipper funds used by the Board for management fee comparisons is referred to as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures are also comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG % and the number of funds in the Total Mapped Group are in the chart below. The Board also compared the fund's management fee to an "Asset-Size Peer Group" (ASPG), which is a sub-set of the competitive funds in the Total Mapped Group. The ASPG comparison focuses on a fund's standing relative to non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked, is also included in the chart and considered by the Board.

Semiannual Report

Strategic Advisers Value Fund

The Board noted that the fund's management fee was ranked below the median of its Total Mapped Group and below the median of its ASPG for the 12-month period ended February 28, 2015.

Based on its review, the Board concluded that the fund's management fee bears a reasonable relationship to the services rendered.

Total Expenses. In its review of the fund's total expenses, the Board considered the fund's management fee as well as other fund expenses, as applicable, such as expenses from holding Fidelity and non-Fidelity mutual funds and ETFs, transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. The Board further noted that the fund's total expenses were compared to classes of competitive funds having similar load types. This comparison, which is a proxy for comparing funds by distribution channel, showed the fund's position relative to competitive funds with the same load type. The Board noted that the fund's total expenses were below the median of the fund's Total Mapped Group for the 12-month period ended February 28, 2015.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Fees Charged to Other Clients. The Board also considered fee structures paid by the Investment Advisers' other clients, such as other funds advised or subadvised by the Investment Advisers, pension plan clients, and other institutional clients with similar investment mandates.

Based on its review of the total expense ratios and fees charged to other clients of Strategic Advisers or its affiliates, the Board concluded that the total expenses of the fund were reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered information regarding the revenues earned and expenses incurred by Strategic Advisers and its affiliates in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders.

On an annual basis, Strategic Advisers presents to the Board information about the profitability of its relationship with the fund. Strategic Advisers calculates profitability information for the fund using a series of detailed revenue and cost allocation methodologies. The Board reviews any significant changes from the prior year's methodologies. Strategic Advisers noted that, to the extent possible, it employs the same corporate reporting of revenues and expenses as those used by other Fidelity funds.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of fund profitability and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Strategic Advisers' and its affiliates' non-fund businesses and fall-out benefits related to the mutual fund business, as well as cases where Strategic Advisers' affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized, if any, by Strategic Advisers and its affiliates in connection with the operation of the fund and was satisfied that the profitability was not excessive.

Semiannual Report

Possible Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Strategic Advisers funds, whether the Strategic Advisers funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board considered that the fund's sub-advisory contracts provide for breakpoints as the fund's assets grow and noted that any potential decline in sub-advisory fees would accrue directly to the fund. The Board also took into consideration that Strategic Advisers has agreed to waive 0.25% of its management fee through September 30, 2018.

Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee structures bear a reasonable relationship to the services rendered and that the fund's Advisory Contracts should be renewed because each agreement is in the best interests of the fund and its shareholders. The Board also concluded that the advisory fees charged thereunder are based on services provided that are in addition to, rather than duplicative of, services provided under the advisory contract of any underlying fund in which the fund may invest. In addition, with respect to each Sub-Advisory Agreement, the Board concluded that the renewal of the agreement does not involve a conflict of interest from which Strategic Advisers or its affiliates derive an inappropriate advantage.

Semiannual Report

Investment Adviser

Strategic Advisers, Inc.
Boston, MA

Investment Sub-Advisers

Aristotle Capital Management, LLC

Brandywine Global Investment
Management, LLC

LSV Asset Management

FIAM LLC

Robeco Investment Management, Inc.
(d/b/a Boston Partners)

General Distributor

Fidelity Distributors Corporation
Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

State Street Bank and Trust Company
Boston, MA

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
245 Summer St., Boston, MA 02210
www.fidelity.com

SUF-USAN-0116
1.922641.105

Strategic Advisers®
Value Multi-Manager Fund

Semiannual Report

November 30, 2015

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Board Approval of Investment Advisory Contracts and Management Fees	(Click Here)

To view a fund's proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-835-5095 (plan accounts) or 1-800-544-3455 (all other accounts) to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2016 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (June 1, 2015 to November 30, 2015).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition to the direct expenses incurred by the Fund presented in the table, as a shareholder of the underlying mutual funds (the Underlying Funds), the Fund also indirectly bears its proportionate share of the expenses of the Underlying Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition to the direct expenses incurred by the Fund presented in the table, as a shareholder of the Underlying Funds, the Fund also indirectly bears its proportionate share of the expenses of the Underlying Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense RatioB	Beginning Account Value June 1, 2015	Ending Account Value November 30, 2015	Expenses Paid During PeriodC June 1, 2015 to November 30, 2015
Value Multi-Manager	.97%
Actual		$ 1,000.00	$ 965.70	$ 4.77
HypotheticalA		$ 1,000.00	$ 1,020.15	$ 4.90
Class F	.87%
Actual		$ 1,000.00	$ 966.50	$ 4.28
HypotheticalA		$ 1,000.00	$ 1,020.65	$ 4.39
Class L	.97%
Actual		$ 1,000.00	$ 965.70	$ 4.77
HypotheticalA		$ 1,000.00	$ 1,020.15	$ 4.90
Class N	1.22%
Actual		$ 1,000.00	$ 964.70	$ 5.99
HypotheticalA		$ 1,000.00	$ 1,018.90	$ 6.16

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

C Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period). The fees and expenses of the Underlying Funds in which the Fund invests are not included in each Class' annualized expense ratio.

Semiannual Report

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Top Ten Holdings as of November 30, 2015
(excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
JPMorgan Chase & Co.	3.0	3.0
Johnson & Johnson	2.7	1.6
Pfizer, Inc.	2.2	2.1
Wells Fargo & Co.	2.2	2.4
Exxon Mobil Corp.	2.0	1.4
Citigroup, Inc.	2.0	1.5
Apple, Inc.	1.9	2.4
Bank of America Corp.	1.6	1.5
Cisco Systems, Inc.	1.5	1.5
Verizon Communications, Inc.	1.5	0.5
	20.6
Top Five Market Sectors as of November 30, 2015
(Stocks Only)	% of fund's net assets	% of fund's net assets 6 months ago
Financials	25.3	24.3
Health Care	13.4	14.2
Information Technology	12.6	15.3
Industrials	9.7	9.4
Energy	8.7	7.4
Asset Allocation (% of fund's net assets)
As of November 30, 2015	As of May 31, 2015
Common Stocks 90.2%	Common Stocks 91.8%
Short-Term Investments and Net Other Assets (Liabilities) 9.8%	Short-Term Investments and Net Other Assets (Liabilities) 8.2%

Asset allocations of equity funds in the pie charts reflect the categorizations of assets as defined by Morningstar as of the reporting dates indicated above.

Semiannual Report

Investments November 30, 2015 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 90.2%
	Shares	Value
CONSUMER DISCRETIONARY - 8.2%
Auto Components - 1.2%
Autoliv, Inc.	300	$ 37,749
Delphi Automotive PLC	220	19,334
Gentex Corp.	230	3,849
Johnson Controls, Inc.	520	23,920
Lear Corp.	862	108,526
The Goodyear Tire & Rubber Co.	1,180	41,158
		234,536
Automobiles - 0.9%
Ford Motor Co.	5,100	73,083
General Motors Co.	2,510	90,862
Harley-Davidson, Inc.	140	6,849
		170,794
Hotels, Restaurants & Leisure - 0.4%
Brinker International, Inc.	400	18,248
Carnival Corp. unit	460	23,244
Hyatt Hotels Corp. Class A (a)	30	1,479
Royal Caribbean Cruises Ltd.	130	12,039
Six Flags Entertainment Corp.	379	19,670
Wyndham Worldwide Corp.	90	6,833
		81,513
Household Durables - 0.7%
Lennar Corp. Class A	1,353	69,287
PulteGroup, Inc.	270	5,260
Toll Brothers, Inc. (a)	140	5,205
Whirlpool Corp.	340	55,257
		135,009
Media - 3.1%
AMC Networks, Inc. Class A (a)	40	3,252
CBS Corp. Class B	956	48,259
Comcast Corp. Class A	581	35,360
Discovery Communications, Inc. Class A (a)	120	3,737
Gannett Co., Inc.	600	10,248
Liberty Broadband Corp. Class C (a)	314	16,582
Liberty Global PLC:
Class C (a)	1,650	67,650
LiLAC Class C (a)	80	3,138
Liberty Media Corp. Class C (a)	585	22,874
News Corp. Class A	290	4,162
Omnicom Group, Inc.	307	22,693
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Media - continued
Starz Series A (a)	923	$ 32,563
Tegna, Inc.	1,380	38,985
Time Warner Cable, Inc.	400	73,908
Time Warner, Inc.	2,314	161,934
Time, Inc.	431	7,172
Twenty-First Century Fox, Inc. Class A	900	26,559
Viacom, Inc. Class B (non-vtg.)	900	44,811
		623,887
Multiline Retail - 1.1%
Dillard's, Inc. Class A	300	22,500
Dollar General Corp.	230	15,044
Kohl's Corp.	800	37,704
Macy's, Inc.	500	19,540
Target Corp.	1,832	132,820
		227,608
Specialty Retail - 0.7%
AutoNation, Inc. (a)	90	5,753
Best Buy Co., Inc.	1,748	55,551
Foot Locker, Inc.	110	7,150
GameStop Corp. Class A	80	2,802
Home Depot, Inc.	550	73,634
Penske Automotive Group, Inc.	70	3,266
Staples, Inc.	160	1,931
		150,087
Textiles, Apparel & Luxury Goods - 0.1%
Coach, Inc.	160	5,083
PVH Corp.	60	5,477
Ralph Lauren Corp.	50	6,211
		16,771
TOTAL CONSUMER DISCRETIONARY		1,640,205
CONSUMER STAPLES - 3.9%
Beverages - 0.2%
Coca-Cola Enterprises, Inc.	40	2,012
Diageo PLC sponsored ADR	364	41,700
		43,712
Food & Staples Retailing - 0.8%
CVS Health Corp.	330	31,050
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Food & Staples Retailing - continued
Kroger Co.	1,600	$ 60,256
Walgreens Boots Alliance, Inc.	790	66,384
		157,690
Food Products - 2.1%
Archer Daniels Midland Co.	2,580	94,144
Bunge Ltd.	600	39,966
General Mills, Inc.	480	27,725
Ingredion, Inc.	650	64,071
Kellogg Co.	220	15,129
Mondelez International, Inc.	1,090	47,589
The Hershey Co.	350	30,209
Tyson Foods, Inc. Class A	1,816	90,800
		409,633
Personal Products - 0.4%
Coty, Inc. Class A	970	26,947
Edgewell Personal Care Co. (a)	40	3,220
Herbalife Ltd. (a)	60	3,464
Unilever NV (NY Reg.)	1,130	49,426
		83,057
Tobacco - 0.4%
Philip Morris International, Inc.	1,020	89,138
TOTAL CONSUMER STAPLES		783,230
ENERGY - 8.7%
Energy Equipment & Services - 0.6%
Baker Hughes, Inc.	230	12,436
Ensco PLC Class A	700	11,984
FMC Technologies, Inc. (a)	180	6,124
Halliburton Co.	1,576	62,804
Helmerich & Payne, Inc.	80	4,660
Noble Corp.	700	9,289
Paragon Offshore PLC	233	48
Parker Drilling Co. (a)	2,100	5,775
		113,120
Oil, Gas & Consumable Fuels - 8.1%
Anadarko Petroleum Corp.	617	36,958
Canadian Natural Resources Ltd.	1,312	31,772
Chevron Corp.	1,500	136,980
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Cimarex Energy Co.	169	$ 20,114
ConocoPhillips Co.	700	37,835
Diamondback Energy, Inc.	263	20,519
Energen Corp.	445	26,384
EOG Resources, Inc.	1,124	93,775
EQT Corp.	179	10,242
Exxon Mobil Corp.	4,910	400,951
Hess Corp.	400	23,600
HollyFrontier Corp.	940	45,195
Marathon Oil Corp.	1,100	19,261
Marathon Petroleum Corp.	2,154	125,815
Occidental Petroleum Corp.	2,111	159,570
Phillips 66 Co.	2,588	236,880
Pioneer Natural Resources Co.	202	29,240
QEP Resources, Inc.	1,377	21,757
Rice Energy, Inc. (a)	304	4,098
Tesoro Corp.	50	5,759
Valero Energy Corp.	1,970	141,564
Western Refining, Inc.	60	2,716
		1,630,985
TOTAL ENERGY		1,744,105
FINANCIALS - 25.3%
Banks - 12.4%
Banco Bilbao Vizcaya Argentaria SA sponsored ADR	4,400	36,388
Bank of America Corp.	18,355	319,928
BB&T Corp.	1,802	69,593
BOK Financial Corp.	270	18,590
Citigroup, Inc.	7,218	390,422
Citizens Financial Group, Inc.	270	7,190
Comerica, Inc.	140	6,489
Commerce Bancshares, Inc.	78	3,582
Cullen/Frost Bankers, Inc.	300	20,937
East West Bancorp, Inc.	110	4,772
Fifth Third Bancorp	3,227	66,702
First Republic Bank	751	51,714
Huntington Bancshares, Inc.	3,330	38,928
Investors Bancorp, Inc.	260	3,333
JPMorgan Chase & Co.	9,145	609,789
KeyCorp	2,600	34,086
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Banks - continued
M&T Bank Corp.	320	$ 40,106
Mitsubishi UFJ Financial Group, Inc. sponsored ADR	5,091	32,888
Peoples United Financial, Inc.	200	3,350
PNC Financial Services Group, Inc.	1,210	115,567
Regions Financial Corp.	6,360	64,490
SunTrust Banks, Inc.	1,310	56,880
Synovus Financial Corp.	100	3,338
U.S. Bancorp	1,350	59,252
Wells Fargo & Co.	7,849	432,480
		2,490,794
Capital Markets - 2.2%
Ameriprise Financial, Inc.	540	60,993
Bank of New York Mellon Corp.	870	38,141
BlackRock, Inc. Class A	130	47,284
E*TRADE Financial Corp. (a)	180	5,477
Eaton Vance Corp. (non-vtg.)	90	3,233
Goldman Sachs Group, Inc.	500	95,010
Invesco Ltd.	340	11,455
Morgan Stanley	2,000	68,600
Northern Trust Corp.	160	11,990
State Street Corp.	1,010	73,306
T. Rowe Price Group, Inc.	190	14,469
		429,958
Consumer Finance - 2.6%
Ally Financial, Inc. (a)	1,826	36,447
American Express Co.	820	58,745
Capital One Financial Corp.	2,934	230,348
Discover Financial Services	2,527	143,433
Navient Corp.	2,691	32,050
Synchrony Financial (a)	513	16,329
		517,352
Diversified Financial Services - 1.0%
Berkshire Hathaway, Inc. Class B (a)	1,290	172,976
Leucadia National Corp.	270	4,774
The NASDAQ OMX Group, Inc.	130	7,621
Voya Financial, Inc.	170	6,919
		192,290
Insurance - 6.5%
ACE Ltd.	955	109,682
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Insurance - continued
AFLAC, Inc.	1,030	$ 67,197
Alleghany Corp. (a)	20	10,187
Allstate Corp.	1,902	119,370
American Financial Group, Inc.	660	48,840
American International Group, Inc.	1,662	105,670
Aon PLC	308	29,180
Arch Capital Group Ltd. (a)	90	6,522
Assurant, Inc.	460	39,339
Axis Capital Holdings Ltd.	670	37,520
Cincinnati Financial Corp.	110	6,722
Everest Re Group Ltd.	240	44,266
Hartford Financial Services Group, Inc.	1,720	78,501
Lincoln National Corp.	1,300	71,487
Loews Corp.	270	10,230
Markel Corp. (a)	10	9,052
MetLife, Inc.	2,265	115,719
Principal Financial Group, Inc.	230	11,836
Progressive Corp.	450	13,869
Prudential Financial, Inc.	1,050	90,878
Reinsurance Group of America, Inc.	60	5,513
The Travelers Companies, Inc.	1,616	185,145
Torchmark Corp.	280	16,974
Unum Group	1,190	43,649
W.R. Berkley Corp.	100	5,566
XL Group PLC Class A	697	26,611
		1,309,525
Real Estate Investment Trusts - 0.4%
American Homes 4 Rent Class A	909	15,253
Annaly Capital Management, Inc.	3,600	34,488
Hospitality Properties Trust (SBI)	1,100	30,547
		80,288
Real Estate Management & Development - 0.0%
Jones Lang LaSalle, Inc.	30	4,984
Thrifts & Mortgage Finance - 0.2%
New York Community Bancorp, Inc.	340	5,576
Radian Group, Inc.	2,200	31,350
		36,926
TOTAL FINANCIALS		5,062,117
Common Stocks - continued
	Shares	Value
HEALTH CARE - 13.4%
Biotechnology - 2.7%
AbbVie, Inc.	1,420	$ 82,573
Amgen, Inc.	1,080	173,988
Baxalta, Inc.	1,370	47,101
Gilead Sciences, Inc.	2,078	220,185
United Therapeutics Corp. (a)	130	19,842
		543,689
Health Care Equipment & Supplies - 1.1%
Baxter International, Inc.	1,730	65,135
Medtronic PLC	1,588	119,640
St. Jude Medical, Inc.	220	13,882
Zimmer Biomet Holdings, Inc.	279	28,182
		226,839
Health Care Providers & Services - 3.3%
Aetna, Inc.	700	71,925
Anthem, Inc.	1,136	148,112
Cardinal Health, Inc.	399	34,653
Cigna Corp.	763	102,990
Express Scripts Holding Co. (a)	1,236	105,653
HCA Holdings, Inc. (a)	310	21,099
Quest Diagnostics, Inc.	1,004	68,593
UnitedHealth Group, Inc.	770	86,787
Universal Health Services, Inc. Class B	70	8,506
		648,318
Pharmaceuticals - 6.3%
Johnson & Johnson	5,383	544,975
Merck & Co., Inc.	4,139	219,408
Novartis AG sponsored ADR	450	38,358
Pfizer, Inc.	13,681	448,326
Teva Pharmaceutical Industries Ltd. sponsored ADR	173	10,887
		1,261,954
TOTAL HEALTH CARE		2,680,800
INDUSTRIALS - 9.7%
Aerospace & Defense - 4.5%
General Dynamics Corp.	1,052	154,076
Honeywell International, Inc.	786	81,705
Huntington Ingalls Industries, Inc.	40	5,237
L-3 Communications Holdings, Inc.	260	31,827
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Aerospace & Defense - continued
Lockheed Martin Corp.	610	$ 133,688
Northrop Grumman Corp.	620	115,543
Raytheon Co.	743	92,154
Rockwell Collins, Inc.	110	10,195
Spirit AeroSystems Holdings, Inc. Class A (a)	110	5,770
Textron, Inc.	803	34,264
The Boeing Co.	720	104,724
Triumph Group, Inc.	700	28,035
United Technologies Corp.	966	92,784
		890,002
Air Freight & Logistics - 0.1%
FedEx Corp.	150	23,781
Airlines - 1.0%
Alaska Air Group, Inc.	110	8,770
American Airlines Group, Inc.	490	20,217
Delta Air Lines, Inc.	2,516	116,893
Southwest Airlines Co.	500	22,940
United Continental Holdings, Inc. (a)	628	34,998
		203,818
Building Products - 0.0%
Owens Corning	90	4,216
Commercial Services & Supplies - 0.4%
ADT Corp.	130	4,611
Deluxe Corp.	700	41,055
Pitney Bowes, Inc.	70	1,512
R.R. Donnelley & Sons Co.	1,500	24,135
		71,313
Construction & Engineering - 0.1%
Chicago Bridge & Iron Co. NV	80	3,420
Fluor Corp.	110	5,346
Jacobs Engineering Group, Inc. (a)	90	3,973
		12,739
Electrical Equipment - 0.3%
Eaton Corp. PLC	290	16,866
Emerson Electric Co.	510	25,500
Hubbell, Inc. Class B	40	3,972
Rockwell Automation, Inc.	100	10,644
		56,982
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Industrial Conglomerates - 0.6%
General Electric Co.	4,180	$ 125,149
Machinery - 2.3%
AGCO Corp.	570	28,648
Caterpillar, Inc.	850	61,753
Crane Co.	226	11,757
Deere & Co.	1,394	110,921
Dover Corp.	120	7,908
Illinois Tool Works, Inc.	735	69,075
Ingersoll-Rand PLC	604	35,437
Lincoln Electric Holdings, Inc.	40	2,258
Oshkosh Corp.	880	38,597
PACCAR, Inc.	230	11,951
Parker Hannifin Corp.	120	12,559
Pentair PLC	140	7,938
Stanley Black & Decker, Inc.	120	13,099
Timken Co.	200	6,448
Trinity Industries, Inc.	1,200	32,580
		450,929
Professional Services - 0.0%
Dun & Bradstreet Corp.	20	2,156
Manpower, Inc.	60	5,417
		7,573
Road & Rail - 0.2%
AMERCO	10	4,054
CSX Corp.	760	21,607
Norfolk Southern Corp.	230	21,864
		47,525
Trading Companies & Distributors - 0.2%
Aircastle Ltd.	1,400	29,344
W.W. Grainger, Inc.	50	10,027
		39,371
TOTAL INDUSTRIALS		1,933,398
INFORMATION TECHNOLOGY - 12.6%
Communications Equipment - 2.0%
Brocade Communications Systems, Inc.	4,615	43,312
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Communications Equipment - continued
Cisco Systems, Inc.	11,149	$ 303,810
Harris Corp.	733	60,934
		408,056
Electronic Equipment & Components - 1.0%
Arrow Electronics, Inc. (a)	80	4,525
Avnet, Inc.	160	7,251
Corning, Inc.	3,000	56,190
Flextronics International Ltd. (a)	1,657	18,641
Ingram Micro, Inc. Class A	120	3,712
Jabil Circuit, Inc.	150	3,839
TE Connectivity Ltd.	695	46,628
Tech Data Corp. (a)	600	40,590
Vishay Intertechnology, Inc.	1,300	15,496
		196,872
Internet Software & Services - 0.2%
eBay, Inc. (a)	1,047	30,981
IT Services - 1.1%
Computer Sciences Corp.	268	8,396
CSRA, Inc. (a)	120	3,781
IBM Corp.	950	132,449
PayPal Holdings, Inc. (a)	904	31,875
The Western Union Co.	390	7,355
Xerox Corp.	3,800	40,090
		223,946
Semiconductors & Semiconductor Equipment - 1.6%
Intel Corp.	6,440	223,919
Lam Research Corp.	100	7,820
Texas Instruments, Inc.	1,554	90,318
		322,057
Software - 3.0%
Activision Blizzard, Inc.	1,554	58,524
Adobe Systems, Inc. (a)	700	64,022
CA Technologies, Inc.	340	9,557
Microsoft Corp.	3,482	189,247
Oracle Corp.	6,876	267,958
Symantec Corp.	830	16,251
		605,559
Technology Hardware, Storage & Peripherals - 3.7%
Apple, Inc.	3,197	378,205
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Technology Hardware, Storage & Peripherals - continued
EMC Corp.	5,470	$ 138,610
Hewlett Packard Enterprise Co.	4,200	62,412
HP, Inc.	3,594	45,069
Seagate Technology LLC	1,130	40,612
Western Digital Corp.	1,246	77,763
		742,671
TOTAL INFORMATION TECHNOLOGY		2,530,142
MATERIALS - 3.2%
Chemicals - 2.0%
Ashland, Inc.	50	5,633
Celanese Corp. Class A	120	8,490
CF Industries Holdings, Inc.	850	39,219
E.I. du Pont de Nemours & Co.	570	38,384
Eastman Chemical Co.	510	37,052
Huntsman Corp.	3,215	40,252
LyondellBasell Industries NV Class A	1,130	108,277
Methanex Corp.	485	19,052
The Dow Chemical Co.	1,815	94,616
Valspar Corp.	60	5,069
Westlake Chemical Corp.	100	6,005
		402,049
Construction Materials - 0.2%
Martin Marietta Materials, Inc.	320	50,368
Containers & Packaging - 0.6%
Avery Dennison Corp.	210	13,852
Ball Corp.	80	5,554
Bemis Co., Inc.	80	3,770
Crown Holdings, Inc. (a)	821	42,618
Packaging Corp. of America	70	4,759
Sonoco Products Co.	80	3,506
WestRock Co.	735	37,213
		111,272
Metals & Mining - 0.1%
Barrick Gold Corp.	1,375	10,121
Freeport-McMoRan, Inc.	800	6,544
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Metals & Mining - continued
Nucor Corp.	250	$ 10,363
Reliance Steel & Aluminum Co.	50	2,941
		29,969
Paper & Forest Products - 0.3%
Domtar Corp.	500	20,545
International Paper Co.	846	35,388
		55,933
TOTAL MATERIALS		649,591
TELECOMMUNICATION SERVICES - 2.3%
Diversified Telecommunication Services - 2.3%
AT&T, Inc.	5,013	168,788
Verizon Communications, Inc.	6,391	290,471
		459,259
UTILITIES - 2.9%
Electric Utilities - 1.5%
American Electric Power Co., Inc.	1,380	77,294
Duke Energy Corp.	530	35,913
Edison International	250	14,840
Entergy Corp.	600	39,978
Eversource Energy	240	12,228
Exelon Corp.	900	24,579
FirstEnergy Corp.	1,100	34,529
Great Plains Energy, Inc.	120	3,239
ITC Holdings Corp.	1,250	46,100
OGE Energy Corp.	80	2,089
Pinnacle West Capital Corp.	90	5,702
Xcel Energy, Inc.	390	13,907
		310,398
Gas Utilities - 0.2%
National Fuel Gas Co.	670	30,632
UGI Corp.	130	4,507
		35,139
Independent Power and Renewable Electricity Producers - 0.4%
The AES Corp.	7,297	72,897
Multi-Utilities - 0.8%
Ameren Corp.	190	8,314
Common Stocks - continued
	Shares	Value
UTILITIES - continued
Multi-Utilities - continued
Consolidated Edison, Inc.	230	$ 14,295
DTE Energy Co.	90	7,244
Public Service Enterprise Group, Inc.	2,190	85,629
SCANA Corp.	600	35,484
		150,966
Water Utilities - 0.0%
American Water Works Co., Inc.	110	6,354
TOTAL UTILITIES		575,754
TOTAL COMMON STOCKS (Cost $14,169,761)		18,058,601
U.S. Treasury Obligations - 0.4%
	Principal Amount
U.S. Treasury Bills, yield at date of purchase 0.01% to 0.1% 12/3/15 to 1/28/16 (c) (Cost $69,992)	$ 70,000	69,995
Money Market Funds - 9.4%
	Shares
SSgA U.S. Treasury Money Market Fund Class N, 0% (a)(b) (Cost $1,887,108)	1,887,108	1,887,108
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $16,126,861)		20,015,704
NET OTHER ASSETS (LIABILITIES) - 0.0%		6,611
NET ASSETS - 100%		$ 20,022,315
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
17 ICE Russell 1000 Value Index Contracts (United States)	Dec. 2015	$ 1,679,090	$ 87,838

The face value of futures purchased as a percentage of net assets is 8.4%
For the period, the average monthly underlying face amount at value for futures contracts in the aggregate was $1,429,863.
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end.
(c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $69,994.
Other Information

The following is a summary of the inputs used, as of November 30, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 1,640,205	$ 1,640,205	$ -	$ -
Consumer Staples	783,230	783,230	-	-
Energy	1,744,105	1,744,105	-	-
Financials	5,062,117	5,062,117	-	-
Health Care	2,680,800	2,680,800	-	-
Industrials	1,933,398	1,933,398	-	-
Information Technology	2,530,142	2,530,142	-	-
Materials	649,591	649,591	-	-
Telecommunication Services	459,259	459,259	-	-
Utilities	575,754	575,754	-	-
U.S. Treasury Obligations	69,995	-	69,995	-
Money Market Funds	1,887,108	1,887,108	-	-
Total Investments in Securities:	$ 20,015,704	$ 19,945,709	$ 69,995	$ -
Derivative Instruments:
Assets
Futures Contracts	$ 87,838	$ 87,838	$ -	$ -
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of November 30, 2015. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts (a)	$ 87,838	$ -
Total Value of Derivatives	$ 87,838	$ -

(a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. Only the period end receivable or payable for daily variation margin and net unrealized appreciation (depreciation) are presented in the Statement of Assets and Liabilities.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	November 30, 2015 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $16,126,861)		$ 20,015,704
Cash		588
Receivable for investments sold		256,867
Receivable for fund shares sold		9,127
Dividends receivable		48,569
Prepaid expenses		39
Receivable from investment adviser for expense reductions		486
Other receivables		140
Total assets		20,331,520

Liabilities
Payable for investments purchased	$ 264,030
Payable for fund shares redeemed	7,584
Accrued management fee	8,414
Distribution and service plan fees payable	24
Payable for daily variation margin for derivative instruments	2,752
Other affiliated payables	2,309
Other payables and accrued expenses	24,092
Total liabilities		309,205

Net Assets		$ 20,022,315
Net Assets consist of:
Paid in capital		$ 15,549,636
Undistributed net investment income		109,694
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		386,316
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		3,976,669
Net Assets		$ 20,022,315

See accompanying notes which are an integral part of the financial statements.

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Statement of Assets and Liabilities - continued

November 30, 2015 (Unaudited)

Value Multi-Manager: Net Asset Value, offering price and redemption price per share ($16,854,182 ÷ 1,206,957 shares)	$ 13.96

Class F: Net Asset Value, offering price and redemption price per share ($2,934,070 ÷ 209,364 shares)	$ 14.01

Class L: Net Asset Value, offering price and redemption price per share ($117,330 ÷ 8,403 shares)	$ 13.96

Class N: Net Asset Value, offering price and redemption price per share ($116,733 ÷ 8,371 shares)	$ 13.94

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Six months ended November 30, 2015 (Unaudited)

Investment Income
Dividends:
Unaffiliated issuers		$ 203,644
Interest		12
Total income		203,656

Expenses
Management fee	$ 49,826
Transfer agent fees	10,413
Distribution and service plan fees	145
Accounting fees and expenses	3,820
Custodian fees and expenses	7,058
Independent trustees' compensation	105
Registration fees	35,319
Audit	25,434
Legal	95
Miscellaneous	84
Total expenses before reductions	132,299
Expense reductions	(38,664)	93,635
Net investment income (loss)		110,021
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	550,045
Foreign currency transactions	(5)
Futures contracts	(100,786)
Total net realized gain (loss)		449,254
Change in net unrealized appreciation (depreciation) on: Investment securities	(1,289,681)
Assets and liabilities in foreign currencies	(13)
Futures contracts	60,666
Total change in net unrealized appreciation (depreciation)		(1,229,028)
Net gain (loss)		(779,774)
Net increase (decrease) in net assets resulting from operations		$ (669,753)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended November 30, 2015 (Unaudited)	Year ended May 31, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 110,021	$ 205,820
Net realized gain (loss)	449,254	1,185,436
Change in net unrealized appreciation (depreciation)	(1,229,028)	416,847
Net increase (decrease) in net assets resulting from operations	(669,753)	1,808,103
Distributions to shareholders from net investment income	(99,209)	(185,286)
Distributions to shareholders from net realized gain	(408,359)	(1,691,874)
Total distributions	(507,568)	(1,877,160)
Share transactions - net increase (decrease)	1,004,968	942,602
Total increase (decrease) in net assets	(172,353)	873,545

Net Assets
Beginning of period	20,194,668	19,321,123
End of period (including undistributed net investment income of $109,694 and undistributed net investment income of $98,882, respectively)	$ 20,022,315	$ 20,194,668

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Value Multi-Manager

	Six months ended November 30, 2015	Years ended May 31,
	(Unaudited)	2015	2014	2013	2012 E
Selected Per-Share Data
Net asset value, beginning of period	$ 14.83	$ 14.93	$ 13.32	$ 10.65	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.08	.16	.14	.17	.08
Net realized and unrealized gain (loss)	(.58)	1.23	2.37	2.92	.59
Total from investment operations	(.50)	1.39	2.51	3.09	.67
Distributions from net investment income	(.07)	(.15)	(.14)	(.16)	(.02)
Distributions from net realized gain	(.30)	(1.35)	(.77)	(.26)	-
Total distributions	(.37)	(1.49) I	(.90) H	(.42)	(.02)
Net asset value, end of period	$ 13.96	$ 14.83	$ 14.93	$ 13.32	$ 10.65
Total Return B, C	(3.43)%	9.78%	19.66%	29.71%	6.71%
Ratios to Average Net AssetsF
Expenses before reductions	1.36%A	1.25%	1.32%	1.30%	1.62%A
Expenses net of fee waivers, if any	.97%A	.97%	.97%	.97%	.97%A
Expenses net of all reductions	.97%A	.97%	.97%	.97%	.97%A
Net investment income (loss)	1.11%A	1.08%	.97%	1.43%	1.41%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 16,854	$ 17,235	$ 17,565	$ 15,774	$ 11,031
Portfolio turnover rateG	38%A	36%	59%	30%	14%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E For the period November 16, 2011 (commencement of operations) to May 31, 2012.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount does not include the portfolio activity of any Underlying Funds.

H Total distributions of $.90 per share is comprised of distributions from net investment income of $.137 and distributions from net realized gain of $.766 per share.

I Total distributions of $1.49 per share is comprised of distributions from net investment income of $.147 and distributions from net realized gain of $1.346 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class F

	Six months ended November 30, 2015	Years ended May 31,
	(Unaudited)	2015	2014	2013 E
Selected Per-Share Data
Net asset value, beginning of period	$ 14.87	$ 14.96	$ 13.33	$ 11.91
Income from Investment Operations
Net investment income (loss) D	.08	.17	.15	.08
Net realized and unrealized gain (loss)	(.57)	1.23	2.38	1.62
Total from investment operations	(.49)	1.40	2.53	1.70
Distributions from net investment income	(.07)	(.15)	(.14)	(.10)
Distributions from net realized gain	(.30)	(1.35)	(.77)	(.18)
Total distributions	(.37)	(1.49) I	(.90) H	(.28)
Net asset value, end of period	$ 14.01	$ 14.87	$ 14.96	$ 13.33
Total ReturnB, C	(3.35)%	9.83%	19.81%	14.61%
Ratios to Average Net AssetsF
Expenses before reductions	1.25%A	1.11%	1.26%	.98%A
Expenses net of fee waivers, if any	.87%A	.87%	.87%	.87%A
Expenses net of all reductions	.87%A	.87%	.87%	.87%A
Net investment income (loss)	1.20%A	1.18%	1.07%	1.40%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,934	$ 2,717	$ 1,535	$ 287
Portfolio turnover rateG	38%A	36%	59%	30%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E For the period December 18, 2012 (commencement of sale of shares) to May 31, 2013.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount does not include the portfolio activity of any Underlying Funds.

H Total distributions of $.90 per share is comprised of distributions from net investment income of $.137 and distributions from net realized gain of $.766 per share.

I Total distributions of $1.49 per share is comprised of distributions from net investment income of $.147 and distributions from net realized gain of $1.346 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class L

	Six months ended November 30, 2015	Years ended May 31,
	(Unaudited)	2015	2014 E
Selected Per-Share Data
Net asset value, beginning of period	$ 14.83	$ 14.93	$ 14.03
Income from Investment Operations
Net investment income (loss) D	.08	.16	.08
Net realized and unrealized gain (loss)	(.58)	1.23	1.38
Total from investment operations	(.50)	1.39	1.46
Distributions from net investment income	(.07)	(.15)	(.08)
Distributions from net realized gain	(.30)	(1.35)	(.48)
Total distributions	(.37)	(1.49) H	(.56)
Net asset value, end of period	$ 13.96	$ 14.83	$ 14.93
Total ReturnB, C	(3.43)%	9.78%	10.65%
Ratios to Average Net AssetsF
Expenses before reductions	1.33%A	1.22%	1.37%A
Expenses net of fee waivers, if any	.97%A	.97%	.97%A
Expenses net of all reductions	.97%A	.97%	.97%A
Net investment income (loss)	1.11%A	1.08%	.97%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 117	$ 121	$ 111
Portfolio turnover rateG	38%A	36%	59%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E For the period November 12, 2013 (commencement of sale of shares) to May 31, 2014.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount does not include the portfolio activity of any Underlying Funds.

H Total distributions of $1.49 per share is comprised of distributions from net investment income of $.147 and distributions from net realized gain of $1.346 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class N

	Six months ended November 30, 2015	Years ended May 31,
	(Unaudited)	2015	2014 E
Selected Per-Share Data
Net asset value, beginning of period	$ 14.81	$ 14.92	$ 14.03
Income from Investment Operations
Net investment income (loss) D	.06	.12	.06
Net realized and unrealized gain (loss)	(.58)	1.23	1.38
Total from investment operations	(.52)	1.35	1.44
Distributions from net investment income	(.06)	(.11)	(.07)
Distributions from net realized gain	(.30)	(1.35)	(.48)
Total distributions	(.35)H	(1.46)	(.55)
Net asset value, end of period	$ 13.94	$ 14.81	$ 14.92
Total ReturnB, C	(3.53)%	9.44%	10.54%
Ratios to Average Net AssetsF
Expenses before reductions	1.59%A	1.47%	1.63%A
Expenses net of fee waivers, if any	1.22%A	1.22%	1.22%A
Expenses net of all reductions	1.22%A	1.22%	1.22%A
Net investment income (loss)	.86%A	.83%	.72%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 117	$ 121	$ 111
Portfolio turnover rateG	38%A	36%	59%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E For the period November 12, 2013 (commencement of sale of shares) to May 31, 2014.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount does not include the portfolio activity of any Underlying Funds.

H Total distributions of $.35 per share is comprised of distributions from net investment income of $.057 and distributions from net realized gain of $.296 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended November 30, 2015 (Unaudited)

1. Organization.

Strategic Advisers Value Multi-Manager Fund (the Fund) is a fund of Fidelity Rutland Square Trust II (the Trust), and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. The Fund is available only to certain employer-sponsored retirement plans and certain Fidelity brokerage or mutual fund accounts. The Fund commenced sale of Class L and Class N shares on November 12, 2013. The Fund offers Value Multi-Manager, Class F, Class L and Class N shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Strategic Advisers, Inc. (Strategic Advisers) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

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2. Significant Accounting Policies - continued

Investment Valuation - continued

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated open-end mutual fund's NAV is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

2. Significant Accounting Policies - continued

Investment Valuation - continued

value in accordance with the Board's fair value pricing policies and is categorized as Level 2 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of November 30, 2015 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Underlying Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Semiannual Report

2. Significant Accounting Policies - continued

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Strategic Advisers funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Book-tax differences are primarily due to futures contracts, foreign currency transactions, passive foreign investment companies (PFIC), deferred trustees compensation and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 4,397,674
Gross unrealized depreciation	(523,522)
Net unrealized appreciation (depreciation) on securities	$ 3,874,152
Tax cost	$ 16,141,552

3. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk

Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the

Semiannual Report

3. Derivative Instruments - continued

Risk Exposures and the Use of Derivative Instruments - continued

Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts." The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

During the period the Fund recognized net realized gain (loss) of $(100,786) and a change in net unrealized appreciation (depreciation) of $60,666 related to its investment in futures contracts. These amounts are included in the Statement of Operations.

4. Purchases and Sales of Investments.

Purchases and sales of securities (including the Underlying Fund shares), other than short-term securities, aggregated $3,668,950 and $3,388,265, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Strategic Advisers (the investment adviser) provides the Fund with investment management related services. For these services, the Fund pays a monthly management fee to the investment adviser. The management fee is calculated by adding

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Fees and Other Transactions with Affiliates - continued

Management Fee - continued

the annual management fee rate of .30% of the Fund's average net assets throughout the month payable to the investment adviser to the aggregate of the fee rates, payable monthly, to the Fund's sub-advisers. The Fund's maximum aggregate management fee will not exceed 1.00% of the Fund's average net assets. For the reporting period, the total annual management fee rate was .51% of the Fund's average net assets.

Sub-Advisers. Aristotle Capital Management, LLC, Brandywine Global Investment Management, LLC, LSV Asset Management and Robeco Investment Management, Inc. (d/b/a Boston Partners) each served as a sub-adviser for the Fund during the period. Sub-advisers provide discretionary investment advisory services for their allocated portion of the Fund's assets and are paid by the investment adviser and not the Fund for providing these services.

FIAM LLC (FIAM) (formerly Pyramis Global Advisors, LLC), an affiliate of the investment adviser, has been retained to serve as a sub-adviser for the Fund. As of the date of the report, however, FIAM has not been allocated any portion of the Fund's assets. FIAM in the future may provide discretionary investment advisory services for an allocated portion of the Fund's assets and will be paid by the investment adviser for providing these services.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Class N pays Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, a Service Fee based on an annual percentage of Class N's average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Service Fee rate, total service fees and amounts retained by FDC were as follows:

	Service Fee	Total Fees	Retained by FDC
Class N	.25%	$ 145	$ 145

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund, except for Class F. Each class, except for Class F, does not directly pay transfer agent fees with respect to the portion of its assets invested in Underlying Funds, ETFs. FIIOC receives no fees for providing transfer

Semiannual Report

5. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

agency services to Class F. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each applicable class were as follows:

	Amount	% of Class-Level Average Net AssetsA
Value Multi-Manager	$ 10,301.12
Class L	56.10
Class N	56.10
	$ 10,413

A Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The fee is based on the level of average net assets for each month.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $13 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Expense Reductions.

The investment adviser has contractually agreed to reimburse Value Multi-Manager, Class L and Class N to the extent that annual operating expenses exceed certain levels of average net assets as noted in the table below. This reimbursement will remain in place through July 31, 2016. In addition, the investment adviser has voluntarily agreed to reimburse Class F to the extent that annual operating expenses exceed certain levels of average net assets as noted in the table below. Some expenses, for example interest

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

7. Expense Reductions - continued

expense, including commitment fees, are excluded from these reimbursements. The following classes of the Fund were in reimbursement during the period:

	Expense Limitations	Reimbursement
Value Multi-Manager	.97%	$ 32,520
Class F	.87%	5,364
Class L	.97%	211
Class N	1.22%	212

In addition, during the period the investment adviser reimbursed and/or waived a portion of class-level operating expenses as follows:

Amount
Value Multi-Manager	$ 353
Class L	2
Class N	2
$ 357

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended November 30, 2015	Year ended May 31, 2015
From net investment income
Value Multi-Manager	$ 83,967	$ 163,845
Class F	14,186	19,477
Class L	590	1,124
Class N	466	840
Total	$ 99,209	$ 185,286
From net realized gain
Value Multi-Manager	$ 345,196	$ 1,500,491
Class F	58,321	170,949
Class L	2,424	10,221
Class N	2,418	10,213
Total	$ 408,359	$ 1,691,874

Semiannual Report

9. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between funds:

	Shares		Dollars
	Six months ended November 30, 2015	Year ended May 31, 2015	Six months ended November 30, 2015	Year ended May 31, 2015
Value Multi-Manager
Shares sold	56,825	183,481	$ 794,566	$ 2,671,024
Reinvestment of distributions	30,201	114,344	429,163	1,664,336
Shares redeemed	(42,453)	(311,753)	(601,679)	(4,582,240)
Net increase (decrease)	44,573	(13,928)	$ 622,050	$ (246,880)
Class F
Shares sold	47,378	81,488	$ 670,795	$ 1,188,352
Reinvestment of distributions	5,088	13,060	72,508	190,426
Shares redeemed	(25,833)	(14,431)	(366,282)	(211,694)
Net increase (decrease)	26,633	80,117	$ 377,021	$ 1,167,084
Class L
Reinvestment of distributions	212	780	$ 3,014	$ 11,345
Net increase (decrease)	212	780	$ 3,014	$ 11,345
Class N
Reinvestment of distributions	203	759	$ 2,883	$ 11,053
Net increase (decrease)	203	759	$ 2,883	$ 11,053

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were the owners of record of 68% of the total outstanding shares of the Fund.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Strategic Advisers Value Multi-Manager Fund

Each year the Board of Trustees, including the Independent Trustees (together, the Board), votes at an in-person meeting on the renewal of the management contract with Strategic Advisers, Inc. (Strategic Advisers) and the sub-advisory agreements with Aristotle Capital Management LLC (Aristotle), Brandywine Global Investment Management, LLC (Brandywine), LSV Asset Management (LSV), Pyramis Global Advisors, LLC (Pyramis), and Robeco Investment Management, Inc. (dba Boston Partners) (collectively, the Sub-Advisory Agreements and, together with the management contract, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets at least four times per year and, at each of its meetings, considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The full Board or the Independent Trustees, as appropriate, act on all major matters; however, a portion of the activities of the Board (including certain of those described herein) may be conducted through standing committees that have been established by the Board.

At its September 2015 meeting, the Board, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including, (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expenses relative to peer funds; (iii) the total costs of the services to be provided by and the profits, if any, to be realized by Strategic Advisers from its relationship with the fund; (iv) the extent to which (if any) economies of scale exist and would be realized as the fund grows; and (v) whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts is in the best interests of the fund and its shareholders. In addition, with respect to the Sub-Advisory Agreements, the Board also concluded that the renewal of such agreements does not involve a conflict of interest from which Strategic Advisers or its affiliates derive an inappropriate advantage. Also, the Board found that the advisory fees to be charged under the Advisory Contracts bear a reasonable relationship to the services rendered and are based on services provided that are in addition to, rather than duplicative of, services provided under the advisory contract of any underlying fund in which the fund may invest. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board throughout the year.

Semiannual Report

Nature, Extent, and Quality of Services Provided. The Board considered the staffing within the investment adviser, Strategic Advisers, and each sub-adviser, Aristotle, Brandywine, LSV, Pyramis, and Boston Partners (collectively, the Investment Advisers), including the backgrounds of the fund's investment personnel and the fund's investment objective, strategies and related investment philosophy. The Independent Trustees also had discussions with senior management of Strategic Advisers' investment operations and investment groups. The Board considered the structure of each Investment Adviser's portfolio manager compensation program and whether such structures provide appropriate incentives to act in the best interests of the fund.

The Trustees also discussed with representatives of Strategic Advisers, at meetings throughout the year, Strategic Advisers' role in (i) identifying and recommending to the Trustees one or more sub-advisers for the fund; (ii) overseeing compliance with federal securities laws by each sub-adviser with respect to fund assets; (iii) monitoring and overseeing the performance and investment capabilities of each sub-adviser; and (iv) recommending the replacement of a sub-adviser as appropriate. The Trustees considered that the Board had received from Strategic Advisers substantial information and periodic reports about the sub-adviser oversight and due diligence processes, as well as periodic reports regarding the performance of each sub-adviser.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to managing and compensating investment personnel. The Board noted that the Investment Advisers' analysts have extensive resources, tools, and capabilities that allow them to conduct sophisticated quantitative and/or fundamental analysis. Additionally, in its deliberations, the Board considered the Investment Advisers' trading capabilities and resources and global compliance infrastructure, which are integral parts of the investment management process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for the fund; (ii) the nature and extent of Strategic Advisers' supervision of third party service providers, including the sub-advisers, custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. The Board took into account discussions with Strategic Advisers about fund investment performance that occur at Board meetings throughout the year. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for the fund, for different time periods, measured against a securities market index ("benchmark index") and a peer group of mutual funds with similar objectives ("peer group").

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

In connection with the renewal of the Advisory Contracts, the Board reviewed the fund's absolute investment performance, as well as the fund's relative investment performance measured over multiple periods against a benchmark index and peer group. Because the fund had been in existence less than five years, the following charts considered by the Board show, over the one- and three-year periods ended December 31, 2014, the cumulative total returns of the fund and the cumulative total returns of an appropriate benchmark index and peer group. The box within each chart shows the 25th percentile return (75% beaten, top of box) and the 75th percentile return (25% beaten, bottom of box) of the peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten numbers noted below each chart corresponds to the percentile box and represents the percentage of funds in the peer group whose performance was equal to or lower than that of the fund.

Strategic Advisers Value Multi-Manager Fund

The Board reviewed the fund's relative investment performance against its peer group and noted that the performance of the retail class was in the second quartile for the one- and three-year periods ended December 31, 2014. The Board also noted that the retail class had out-performed 73% and 70% of its peers for the one- and three-year periods, respectively, ended December 31, 2014. The Board also noted that the investment performance of the fund was lower than its benchmark for the periods shown.

Semiannual Report

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should benefit the fund's shareholders.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered the amount and nature of fees paid to the Investment Advisers. The Board also considered information comparing the management fees and total expenses of the fund to those of other registered investment companies with investment objectives similar to those of the fund. The Board noted that the fund's maximum aggregate annual management fee rate may not exceed 1.00% of the fund's average daily net assets. The Board also considered Strategic Advisers' contractual commitment to reimburse the retail class, Class L, and Class N through July 31, 2016 to the extent that the total operating expenses of the class (excluding interest, certain taxes, certain securities lending costs, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses, if any), as a percentage of net assets, exceed 0.97%, 0.97%, and 1.22%, respectively. In addition, the Board also noted that Strategic Advisers has voluntarily agreed to reimburse Class F of the fund to the extent that total operating expenses of the class (excluding interest, certain taxes, certain securities lending costs, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses, if any) exceed 0.87% of the class' average net assets and that such arrangement may be terminated by Strategic Advisers at any time.

The Board considered the fund's management fee and total expenses compared to "mapped groups" of competitive funds created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Strategic Advisers uses "mapped groups," which are created by Fidelity by combining similar Lipper investment objective categories that it believes have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which Strategic Advisers' funds are compared.

Management Fee. The Board considered two proprietary management fee comparisons. The group of Lipper funds used by the Board for management fee comparisons is referred to as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures are also comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG % and the number of funds in the Total Mapped Group are in the chart below. The Board also compared the fund's management fee to an "Asset-Size Peer Group" (ASPG), which is a sub-set of the competitive funds in the Total Mapped Group. The ASPG comparison focuses on a fund's standing relative to non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked, is also included in the chart and considered by the Board.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Strategic Advisers Value Multi-Manager Fund

The Board noted that the fund's management fee was ranked below the median of its Total Mapped Group and below the median of its ASPG for the 12-month period ended February 28, 2015.
Based on its review, the Board concluded that the fund's management fee bears a reasonable relationship to the services rendered.

Semiannual Report

Total Expenses. In its review of the total expenses of each class of the fund, the Board considered the fund's management fee as well as other fund or class expenses, as applicable, such as expenses from holding Fidelity and non-Fidelity mutual funds and ETFs, transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. The Board further noted that the fund's total expenses were compared to classes of competitive funds having similar load types. This comparison, which is a proxy for comparing funds by distribution channel, showed the fund's position relative to competitive funds with the same load type.

The Board noted that the total expenses of each of the retail class, Class L, and Class N were above, and the total expenses of Class F were below, the median of the fund's Total Mapped Group for the 12-month period ended February 28, 2015. The Board considered that, in general, various factors can affect total expenses. The total expenses for retail class and Class L ranked below median when compared to a universe of no-load funds. The total expenses for Class N ranked above the competitive median of its institutional peer group primarily because of its 0.25% 12b-1 fee.

Fees Charged to Other Clients. The Board also considered fee structures paid by the Investment Advisers' other clients, such as other funds advised or subadvised by the Investment Advisers, pension plan clients, and other institutional clients with similar investment mandates.

Based on its review of the total expense ratios and fees charged to other clients of Strategic Advisers or its affiliates, the Board concluded that the total expenses of the fund were reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered information regarding the revenues earned and expenses incurred by Strategic Advisers and its affiliates in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders.

On an annual basis, Strategic Advisers presents to the Board information about the profitability of its relationship with the fund. Strategic Advisers calculates profitability information for the fund using a series of detailed revenue and cost allocation methodologies. The Board reviews any significant changes from the prior year's methodologies. Strategic Advisers noted that, to the extent possible, it employs the same corporate reporting of revenues and expenses as those used by other Fidelity funds.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of fund profitability and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board also reviewed Strategic Advisers' and its affiliates' non-fund businesses and fall-out benefits related to the mutual fund business, as well as cases where Strategic Advisers' affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized, if any, by Strategic Advisers and its affiliates in connection with the operation of the fund and was satisfied that the profitability was not excessive.

Possible Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Strategic Advisers funds, whether the Strategic Advisers funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board considered that the fund's sub-advisory contracts provide for breakpoints as the fund's assets grow and noted that any potential decline in sub-advisory fees would accrue directly to the fund. The Board took into consideration Strategic Advisers' contractual expense reimbursement commitment.

Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee structures bear a reasonable relationship to the services rendered and that the fund's Advisory Contracts should be renewed because each agreement is in the best interests of the fund and its shareholders. The Board also concluded that the advisory fees charged thereunder are based on services provided that are in addition to, rather than duplicative of, services provided under the advisory contract of any underlying fund in which the fund may invest. In addition, with respect to each Sub-Advisory Agreement, the Board concluded that the renewal of the agreement does not involve a conflict of interest from which Strategic Advisers or its affiliates derive an inappropriate advantage.

Semiannual Report

Investment Adviser

Strategic Advisers, Inc.
Boston, MA

Investment Sub-Advisers

Aristotle Capital Management, LLC

Brandywine Global Investment
Management, LLC

LSV Asset Management

FIAM LLC

Robeco Investment Management, Inc.

(d/b/a Boston Partners)

General Distributor

Fidelity Distributors Corporation
Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

State Street Bank and Trust Company

Boston, MA

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
245 Summer St., Boston, MA 02210
www.fidelity.com

MMV-USAN-0116
1.931577.103

Strategic Advisers®
Value Multi-Manager Fund

Class F

Semiannual Report

November 30, 2015

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Board Approval of Investment Advisory Contracts and Management Fees	(Click Here)

To view a fund's proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-835-5095 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2016 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (June 1, 2015 to November 30, 2015).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition to the direct expenses incurred by the Fund presented in the table, as a shareholder of the underlying mutual funds (the Underlying Funds), the Fund also indirectly bears its proportionate share of the expenses of the Underlying Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition to the direct expenses incurred by the Fund presented in the table, as a shareholder of the Underlying Funds, the Fund also indirectly bears its proportionate share of the expenses of the Underlying Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense RatioB	Beginning Account Value June 1, 2015	Ending Account Value November 30, 2015	Expenses Paid During PeriodC June 1, 2015 to November 30, 2015
Value Multi-Manager	.97%
Actual		$ 1,000.00	$ 965.70	$ 4.77
HypotheticalA		$ 1,000.00	$ 1,020.15	$ 4.90
Class F	.87%
Actual		$ 1,000.00	$ 966.50	$ 4.28
HypotheticalA		$ 1,000.00	$ 1,020.65	$ 4.39
Class L	.97%
Actual		$ 1,000.00	$ 965.70	$ 4.77
HypotheticalA		$ 1,000.00	$ 1,020.15	$ 4.90
Class N	1.22%
Actual		$ 1,000.00	$ 964.70	$ 5.99
HypotheticalA		$ 1,000.00	$ 1,018.90	$ 6.16

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

C Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period). The fees and expenses of the Underlying Funds in which the Fund invests are not included in each Class' annualized expense ratio.

Semiannual Report

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Top Ten Holdings as of November 30, 2015
(excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
JPMorgan Chase & Co.	3.0	3.0
Johnson & Johnson	2.7	1.6
Pfizer, Inc.	2.2	2.1
Wells Fargo & Co.	2.2	2.4
Exxon Mobil Corp.	2.0	1.4
Citigroup, Inc.	2.0	1.5
Apple, Inc.	1.9	2.4
Bank of America Corp.	1.6	1.5
Cisco Systems, Inc.	1.5	1.5
Verizon Communications, Inc.	1.5	0.5
	20.6
Top Five Market Sectors as of November 30, 2015
(Stocks Only)	% of fund's net assets	% of fund's net assets 6 months ago
Financials	25.3	24.3
Health Care	13.4	14.2
Information Technology	12.6	15.3
Industrials	9.7	9.4
Energy	8.7	7.4
Asset Allocation (% of fund's net assets)
As of November 30, 2015	As of May 31, 2015
Common Stocks 90.2%	Common Stocks 91.8%
Short-Term Investments and Net Other Assets (Liabilities) 9.8%	Short-Term Investments and Net Other Assets (Liabilities) 8.2%

Asset allocations of equity funds in the pie charts reflect the categorizations of assets as defined by Morningstar as of the reporting dates indicated above.

Semiannual Report

Investments November 30, 2015 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 90.2%
	Shares	Value
CONSUMER DISCRETIONARY - 8.2%
Auto Components - 1.2%
Autoliv, Inc.	300	$ 37,749
Delphi Automotive PLC	220	19,334
Gentex Corp.	230	3,849
Johnson Controls, Inc.	520	23,920
Lear Corp.	862	108,526
The Goodyear Tire & Rubber Co.	1,180	41,158
		234,536
Automobiles - 0.9%
Ford Motor Co.	5,100	73,083
General Motors Co.	2,510	90,862
Harley-Davidson, Inc.	140	6,849
		170,794
Hotels, Restaurants & Leisure - 0.4%
Brinker International, Inc.	400	18,248
Carnival Corp. unit	460	23,244
Hyatt Hotels Corp. Class A (a)	30	1,479
Royal Caribbean Cruises Ltd.	130	12,039
Six Flags Entertainment Corp.	379	19,670
Wyndham Worldwide Corp.	90	6,833
		81,513
Household Durables - 0.7%
Lennar Corp. Class A	1,353	69,287
PulteGroup, Inc.	270	5,260
Toll Brothers, Inc. (a)	140	5,205
Whirlpool Corp.	340	55,257
		135,009
Media - 3.1%
AMC Networks, Inc. Class A (a)	40	3,252
CBS Corp. Class B	956	48,259
Comcast Corp. Class A	581	35,360
Discovery Communications, Inc. Class A (a)	120	3,737
Gannett Co., Inc.	600	10,248
Liberty Broadband Corp. Class C (a)	314	16,582
Liberty Global PLC:
Class C (a)	1,650	67,650
LiLAC Class C (a)	80	3,138
Liberty Media Corp. Class C (a)	585	22,874
News Corp. Class A	290	4,162
Omnicom Group, Inc.	307	22,693
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Media - continued
Starz Series A (a)	923	$ 32,563
Tegna, Inc.	1,380	38,985
Time Warner Cable, Inc.	400	73,908
Time Warner, Inc.	2,314	161,934
Time, Inc.	431	7,172
Twenty-First Century Fox, Inc. Class A	900	26,559
Viacom, Inc. Class B (non-vtg.)	900	44,811
		623,887
Multiline Retail - 1.1%
Dillard's, Inc. Class A	300	22,500
Dollar General Corp.	230	15,044
Kohl's Corp.	800	37,704
Macy's, Inc.	500	19,540
Target Corp.	1,832	132,820
		227,608
Specialty Retail - 0.7%
AutoNation, Inc. (a)	90	5,753
Best Buy Co., Inc.	1,748	55,551
Foot Locker, Inc.	110	7,150
GameStop Corp. Class A	80	2,802
Home Depot, Inc.	550	73,634
Penske Automotive Group, Inc.	70	3,266
Staples, Inc.	160	1,931
		150,087
Textiles, Apparel & Luxury Goods - 0.1%
Coach, Inc.	160	5,083
PVH Corp.	60	5,477
Ralph Lauren Corp.	50	6,211
		16,771
TOTAL CONSUMER DISCRETIONARY		1,640,205
CONSUMER STAPLES - 3.9%
Beverages - 0.2%
Coca-Cola Enterprises, Inc.	40	2,012
Diageo PLC sponsored ADR	364	41,700
		43,712
Food & Staples Retailing - 0.8%
CVS Health Corp.	330	31,050
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Food & Staples Retailing - continued
Kroger Co.	1,600	$ 60,256
Walgreens Boots Alliance, Inc.	790	66,384
		157,690
Food Products - 2.1%
Archer Daniels Midland Co.	2,580	94,144
Bunge Ltd.	600	39,966
General Mills, Inc.	480	27,725
Ingredion, Inc.	650	64,071
Kellogg Co.	220	15,129
Mondelez International, Inc.	1,090	47,589
The Hershey Co.	350	30,209
Tyson Foods, Inc. Class A	1,816	90,800
		409,633
Personal Products - 0.4%
Coty, Inc. Class A	970	26,947
Edgewell Personal Care Co. (a)	40	3,220
Herbalife Ltd. (a)	60	3,464
Unilever NV (NY Reg.)	1,130	49,426
		83,057
Tobacco - 0.4%
Philip Morris International, Inc.	1,020	89,138
TOTAL CONSUMER STAPLES		783,230
ENERGY - 8.7%
Energy Equipment & Services - 0.6%
Baker Hughes, Inc.	230	12,436
Ensco PLC Class A	700	11,984
FMC Technologies, Inc. (a)	180	6,124
Halliburton Co.	1,576	62,804
Helmerich & Payne, Inc.	80	4,660
Noble Corp.	700	9,289
Paragon Offshore PLC	233	48
Parker Drilling Co. (a)	2,100	5,775
		113,120
Oil, Gas & Consumable Fuels - 8.1%
Anadarko Petroleum Corp.	617	36,958
Canadian Natural Resources Ltd.	1,312	31,772
Chevron Corp.	1,500	136,980
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Cimarex Energy Co.	169	$ 20,114
ConocoPhillips Co.	700	37,835
Diamondback Energy, Inc.	263	20,519
Energen Corp.	445	26,384
EOG Resources, Inc.	1,124	93,775
EQT Corp.	179	10,242
Exxon Mobil Corp.	4,910	400,951
Hess Corp.	400	23,600
HollyFrontier Corp.	940	45,195
Marathon Oil Corp.	1,100	19,261
Marathon Petroleum Corp.	2,154	125,815
Occidental Petroleum Corp.	2,111	159,570
Phillips 66 Co.	2,588	236,880
Pioneer Natural Resources Co.	202	29,240
QEP Resources, Inc.	1,377	21,757
Rice Energy, Inc. (a)	304	4,098
Tesoro Corp.	50	5,759
Valero Energy Corp.	1,970	141,564
Western Refining, Inc.	60	2,716
		1,630,985
TOTAL ENERGY		1,744,105
FINANCIALS - 25.3%
Banks - 12.4%
Banco Bilbao Vizcaya Argentaria SA sponsored ADR	4,400	36,388
Bank of America Corp.	18,355	319,928
BB&T Corp.	1,802	69,593
BOK Financial Corp.	270	18,590
Citigroup, Inc.	7,218	390,422
Citizens Financial Group, Inc.	270	7,190
Comerica, Inc.	140	6,489
Commerce Bancshares, Inc.	78	3,582
Cullen/Frost Bankers, Inc.	300	20,937
East West Bancorp, Inc.	110	4,772
Fifth Third Bancorp	3,227	66,702
First Republic Bank	751	51,714
Huntington Bancshares, Inc.	3,330	38,928
Investors Bancorp, Inc.	260	3,333
JPMorgan Chase & Co.	9,145	609,789
KeyCorp	2,600	34,086
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Banks - continued
M&T Bank Corp.	320	$ 40,106
Mitsubishi UFJ Financial Group, Inc. sponsored ADR	5,091	32,888
Peoples United Financial, Inc.	200	3,350
PNC Financial Services Group, Inc.	1,210	115,567
Regions Financial Corp.	6,360	64,490
SunTrust Banks, Inc.	1,310	56,880
Synovus Financial Corp.	100	3,338
U.S. Bancorp	1,350	59,252
Wells Fargo & Co.	7,849	432,480
		2,490,794
Capital Markets - 2.2%
Ameriprise Financial, Inc.	540	60,993
Bank of New York Mellon Corp.	870	38,141
BlackRock, Inc. Class A	130	47,284
E*TRADE Financial Corp. (a)	180	5,477
Eaton Vance Corp. (non-vtg.)	90	3,233
Goldman Sachs Group, Inc.	500	95,010
Invesco Ltd.	340	11,455
Morgan Stanley	2,000	68,600
Northern Trust Corp.	160	11,990
State Street Corp.	1,010	73,306
T. Rowe Price Group, Inc.	190	14,469
		429,958
Consumer Finance - 2.6%
Ally Financial, Inc. (a)	1,826	36,447
American Express Co.	820	58,745
Capital One Financial Corp.	2,934	230,348
Discover Financial Services	2,527	143,433
Navient Corp.	2,691	32,050
Synchrony Financial (a)	513	16,329
		517,352
Diversified Financial Services - 1.0%
Berkshire Hathaway, Inc. Class B (a)	1,290	172,976
Leucadia National Corp.	270	4,774
The NASDAQ OMX Group, Inc.	130	7,621
Voya Financial, Inc.	170	6,919
		192,290
Insurance - 6.5%
ACE Ltd.	955	109,682
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Insurance - continued
AFLAC, Inc.	1,030	$ 67,197
Alleghany Corp. (a)	20	10,187
Allstate Corp.	1,902	119,370
American Financial Group, Inc.	660	48,840
American International Group, Inc.	1,662	105,670
Aon PLC	308	29,180
Arch Capital Group Ltd. (a)	90	6,522
Assurant, Inc.	460	39,339
Axis Capital Holdings Ltd.	670	37,520
Cincinnati Financial Corp.	110	6,722
Everest Re Group Ltd.	240	44,266
Hartford Financial Services Group, Inc.	1,720	78,501
Lincoln National Corp.	1,300	71,487
Loews Corp.	270	10,230
Markel Corp. (a)	10	9,052
MetLife, Inc.	2,265	115,719
Principal Financial Group, Inc.	230	11,836
Progressive Corp.	450	13,869
Prudential Financial, Inc.	1,050	90,878
Reinsurance Group of America, Inc.	60	5,513
The Travelers Companies, Inc.	1,616	185,145
Torchmark Corp.	280	16,974
Unum Group	1,190	43,649
W.R. Berkley Corp.	100	5,566
XL Group PLC Class A	697	26,611
		1,309,525
Real Estate Investment Trusts - 0.4%
American Homes 4 Rent Class A	909	15,253
Annaly Capital Management, Inc.	3,600	34,488
Hospitality Properties Trust (SBI)	1,100	30,547
		80,288
Real Estate Management & Development - 0.0%
Jones Lang LaSalle, Inc.	30	4,984
Thrifts & Mortgage Finance - 0.2%
New York Community Bancorp, Inc.	340	5,576
Radian Group, Inc.	2,200	31,350
		36,926
TOTAL FINANCIALS		5,062,117
Common Stocks - continued
	Shares	Value
HEALTH CARE - 13.4%
Biotechnology - 2.7%
AbbVie, Inc.	1,420	$ 82,573
Amgen, Inc.	1,080	173,988
Baxalta, Inc.	1,370	47,101
Gilead Sciences, Inc.	2,078	220,185
United Therapeutics Corp. (a)	130	19,842
		543,689
Health Care Equipment & Supplies - 1.1%
Baxter International, Inc.	1,730	65,135
Medtronic PLC	1,588	119,640
St. Jude Medical, Inc.	220	13,882
Zimmer Biomet Holdings, Inc.	279	28,182
		226,839
Health Care Providers & Services - 3.3%
Aetna, Inc.	700	71,925
Anthem, Inc.	1,136	148,112
Cardinal Health, Inc.	399	34,653
Cigna Corp.	763	102,990
Express Scripts Holding Co. (a)	1,236	105,653
HCA Holdings, Inc. (a)	310	21,099
Quest Diagnostics, Inc.	1,004	68,593
UnitedHealth Group, Inc.	770	86,787
Universal Health Services, Inc. Class B	70	8,506
		648,318
Pharmaceuticals - 6.3%
Johnson & Johnson	5,383	544,975
Merck & Co., Inc.	4,139	219,408
Novartis AG sponsored ADR	450	38,358
Pfizer, Inc.	13,681	448,326
Teva Pharmaceutical Industries Ltd. sponsored ADR	173	10,887
		1,261,954
TOTAL HEALTH CARE		2,680,800
INDUSTRIALS - 9.7%
Aerospace & Defense - 4.5%
General Dynamics Corp.	1,052	154,076
Honeywell International, Inc.	786	81,705
Huntington Ingalls Industries, Inc.	40	5,237
L-3 Communications Holdings, Inc.	260	31,827
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Aerospace & Defense - continued
Lockheed Martin Corp.	610	$ 133,688
Northrop Grumman Corp.	620	115,543
Raytheon Co.	743	92,154
Rockwell Collins, Inc.	110	10,195
Spirit AeroSystems Holdings, Inc. Class A (a)	110	5,770
Textron, Inc.	803	34,264
The Boeing Co.	720	104,724
Triumph Group, Inc.	700	28,035
United Technologies Corp.	966	92,784
		890,002
Air Freight & Logistics - 0.1%
FedEx Corp.	150	23,781
Airlines - 1.0%
Alaska Air Group, Inc.	110	8,770
American Airlines Group, Inc.	490	20,217
Delta Air Lines, Inc.	2,516	116,893
Southwest Airlines Co.	500	22,940
United Continental Holdings, Inc. (a)	628	34,998
		203,818
Building Products - 0.0%
Owens Corning	90	4,216
Commercial Services & Supplies - 0.4%
ADT Corp.	130	4,611
Deluxe Corp.	700	41,055
Pitney Bowes, Inc.	70	1,512
R.R. Donnelley & Sons Co.	1,500	24,135
		71,313
Construction & Engineering - 0.1%
Chicago Bridge & Iron Co. NV	80	3,420
Fluor Corp.	110	5,346
Jacobs Engineering Group, Inc. (a)	90	3,973
		12,739
Electrical Equipment - 0.3%
Eaton Corp. PLC	290	16,866
Emerson Electric Co.	510	25,500
Hubbell, Inc. Class B	40	3,972
Rockwell Automation, Inc.	100	10,644
		56,982
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Industrial Conglomerates - 0.6%
General Electric Co.	4,180	$ 125,149
Machinery - 2.3%
AGCO Corp.	570	28,648
Caterpillar, Inc.	850	61,753
Crane Co.	226	11,757
Deere & Co.	1,394	110,921
Dover Corp.	120	7,908
Illinois Tool Works, Inc.	735	69,075
Ingersoll-Rand PLC	604	35,437
Lincoln Electric Holdings, Inc.	40	2,258
Oshkosh Corp.	880	38,597
PACCAR, Inc.	230	11,951
Parker Hannifin Corp.	120	12,559
Pentair PLC	140	7,938
Stanley Black & Decker, Inc.	120	13,099
Timken Co.	200	6,448
Trinity Industries, Inc.	1,200	32,580
		450,929
Professional Services - 0.0%
Dun & Bradstreet Corp.	20	2,156
Manpower, Inc.	60	5,417
		7,573
Road & Rail - 0.2%
AMERCO	10	4,054
CSX Corp.	760	21,607
Norfolk Southern Corp.	230	21,864
		47,525
Trading Companies & Distributors - 0.2%
Aircastle Ltd.	1,400	29,344
W.W. Grainger, Inc.	50	10,027
		39,371
TOTAL INDUSTRIALS		1,933,398
INFORMATION TECHNOLOGY - 12.6%
Communications Equipment - 2.0%
Brocade Communications Systems, Inc.	4,615	43,312
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Communications Equipment - continued
Cisco Systems, Inc.	11,149	$ 303,810
Harris Corp.	733	60,934
		408,056
Electronic Equipment & Components - 1.0%
Arrow Electronics, Inc. (a)	80	4,525
Avnet, Inc.	160	7,251
Corning, Inc.	3,000	56,190
Flextronics International Ltd. (a)	1,657	18,641
Ingram Micro, Inc. Class A	120	3,712
Jabil Circuit, Inc.	150	3,839
TE Connectivity Ltd.	695	46,628
Tech Data Corp. (a)	600	40,590
Vishay Intertechnology, Inc.	1,300	15,496
		196,872
Internet Software & Services - 0.2%
eBay, Inc. (a)	1,047	30,981
IT Services - 1.1%
Computer Sciences Corp.	268	8,396
CSRA, Inc. (a)	120	3,781
IBM Corp.	950	132,449
PayPal Holdings, Inc. (a)	904	31,875
The Western Union Co.	390	7,355
Xerox Corp.	3,800	40,090
		223,946
Semiconductors & Semiconductor Equipment - 1.6%
Intel Corp.	6,440	223,919
Lam Research Corp.	100	7,820
Texas Instruments, Inc.	1,554	90,318
		322,057
Software - 3.0%
Activision Blizzard, Inc.	1,554	58,524
Adobe Systems, Inc. (a)	700	64,022
CA Technologies, Inc.	340	9,557
Microsoft Corp.	3,482	189,247
Oracle Corp.	6,876	267,958
Symantec Corp.	830	16,251
		605,559
Technology Hardware, Storage & Peripherals - 3.7%
Apple, Inc.	3,197	378,205
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Technology Hardware, Storage & Peripherals - continued
EMC Corp.	5,470	$ 138,610
Hewlett Packard Enterprise Co.	4,200	62,412
HP, Inc.	3,594	45,069
Seagate Technology LLC	1,130	40,612
Western Digital Corp.	1,246	77,763
		742,671
TOTAL INFORMATION TECHNOLOGY		2,530,142
MATERIALS - 3.2%
Chemicals - 2.0%
Ashland, Inc.	50	5,633
Celanese Corp. Class A	120	8,490
CF Industries Holdings, Inc.	850	39,219
E.I. du Pont de Nemours & Co.	570	38,384
Eastman Chemical Co.	510	37,052
Huntsman Corp.	3,215	40,252
LyondellBasell Industries NV Class A	1,130	108,277
Methanex Corp.	485	19,052
The Dow Chemical Co.	1,815	94,616
Valspar Corp.	60	5,069
Westlake Chemical Corp.	100	6,005
		402,049
Construction Materials - 0.2%
Martin Marietta Materials, Inc.	320	50,368
Containers & Packaging - 0.6%
Avery Dennison Corp.	210	13,852
Ball Corp.	80	5,554
Bemis Co., Inc.	80	3,770
Crown Holdings, Inc. (a)	821	42,618
Packaging Corp. of America	70	4,759
Sonoco Products Co.	80	3,506
WestRock Co.	735	37,213
		111,272
Metals & Mining - 0.1%
Barrick Gold Corp.	1,375	10,121
Freeport-McMoRan, Inc.	800	6,544
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Metals & Mining - continued
Nucor Corp.	250	$ 10,363
Reliance Steel & Aluminum Co.	50	2,941
		29,969
Paper & Forest Products - 0.3%
Domtar Corp.	500	20,545
International Paper Co.	846	35,388
		55,933
TOTAL MATERIALS		649,591
TELECOMMUNICATION SERVICES - 2.3%
Diversified Telecommunication Services - 2.3%
AT&T, Inc.	5,013	168,788
Verizon Communications, Inc.	6,391	290,471
		459,259
UTILITIES - 2.9%
Electric Utilities - 1.5%
American Electric Power Co., Inc.	1,380	77,294
Duke Energy Corp.	530	35,913
Edison International	250	14,840
Entergy Corp.	600	39,978
Eversource Energy	240	12,228
Exelon Corp.	900	24,579
FirstEnergy Corp.	1,100	34,529
Great Plains Energy, Inc.	120	3,239
ITC Holdings Corp.	1,250	46,100
OGE Energy Corp.	80	2,089
Pinnacle West Capital Corp.	90	5,702
Xcel Energy, Inc.	390	13,907
		310,398
Gas Utilities - 0.2%
National Fuel Gas Co.	670	30,632
UGI Corp.	130	4,507
		35,139
Independent Power and Renewable Electricity Producers - 0.4%
The AES Corp.	7,297	72,897
Multi-Utilities - 0.8%
Ameren Corp.	190	8,314
Common Stocks - continued
	Shares	Value
UTILITIES - continued
Multi-Utilities - continued
Consolidated Edison, Inc.	230	$ 14,295
DTE Energy Co.	90	7,244
Public Service Enterprise Group, Inc.	2,190	85,629
SCANA Corp.	600	35,484
		150,966
Water Utilities - 0.0%
American Water Works Co., Inc.	110	6,354
TOTAL UTILITIES		575,754
TOTAL COMMON STOCKS (Cost $14,169,761)		18,058,601
U.S. Treasury Obligations - 0.4%
	Principal Amount
U.S. Treasury Bills, yield at date of purchase 0.01% to 0.1% 12/3/15 to 1/28/16 (c) (Cost $69,992)	$ 70,000	69,995
Money Market Funds - 9.4%
	Shares
SSgA U.S. Treasury Money Market Fund Class N, 0% (a)(b) (Cost $1,887,108)	1,887,108	1,887,108
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $16,126,861)		20,015,704
NET OTHER ASSETS (LIABILITIES) - 0.0%		6,611
NET ASSETS - 100%		$ 20,022,315
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
17 ICE Russell 1000 Value Index Contracts (United States)	Dec. 2015	$ 1,679,090	$ 87,838

The face value of futures purchased as a percentage of net assets is 8.4%
For the period, the average monthly underlying face amount at value for futures contracts in the aggregate was $1,429,863.
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end.
(c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $69,994.
Other Information

The following is a summary of the inputs used, as of November 30, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 1,640,205	$ 1,640,205	$ -	$ -
Consumer Staples	783,230	783,230	-	-
Energy	1,744,105	1,744,105	-	-
Financials	5,062,117	5,062,117	-	-
Health Care	2,680,800	2,680,800	-	-
Industrials	1,933,398	1,933,398	-	-
Information Technology	2,530,142	2,530,142	-	-
Materials	649,591	649,591	-	-
Telecommunication Services	459,259	459,259	-	-
Utilities	575,754	575,754	-	-
U.S. Treasury Obligations	69,995	-	69,995	-
Money Market Funds	1,887,108	1,887,108	-	-
Total Investments in Securities:	$ 20,015,704	$ 19,945,709	$ 69,995	$ -
Derivative Instruments:
Assets
Futures Contracts	$ 87,838	$ 87,838	$ -	$ -
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of November 30, 2015. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts (a)	$ 87,838	$ -
Total Value of Derivatives	$ 87,838	$ -

(a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. Only the period end receivable or payable for daily variation margin and net unrealized appreciation (depreciation) are presented in the Statement of Assets and Liabilities.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	November 30, 2015 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $16,126,861)		$ 20,015,704
Cash		588
Receivable for investments sold		256,867
Receivable for fund shares sold		9,127
Dividends receivable		48,569
Prepaid expenses		39
Receivable from investment adviser for expense reductions		486
Other receivables		140
Total assets		20,331,520

Liabilities
Payable for investments purchased	$ 264,030
Payable for fund shares redeemed	7,584
Accrued management fee	8,414
Distribution and service plan fees payable	24
Payable for daily variation margin for derivative instruments	2,752
Other affiliated payables	2,309
Other payables and accrued expenses	24,092
Total liabilities		309,205

Net Assets		$ 20,022,315
Net Assets consist of:
Paid in capital		$ 15,549,636
Undistributed net investment income		109,694
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		386,316
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		3,976,669
Net Assets		$ 20,022,315

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

November 30, 2015 (Unaudited)

Value Multi-Manager: Net Asset Value, offering price and redemption price per share ($16,854,182 ÷ 1,206,957 shares)	$ 13.96

Class F: Net Asset Value, offering price and redemption price per share ($2,934,070 ÷ 209,364 shares)	$ 14.01

Class L: Net Asset Value, offering price and redemption price per share ($117,330 ÷ 8,403 shares)	$ 13.96

Class N: Net Asset Value, offering price and redemption price per share ($116,733 ÷ 8,371 shares)	$ 13.94

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Six months ended November 30, 2015 (Unaudited)

Investment Income
Dividends:
Unaffiliated issuers		$ 203,644
Interest		12
Total income		203,656

Expenses
Management fee	$ 49,826
Transfer agent fees	10,413
Distribution and service plan fees	145
Accounting fees and expenses	3,820
Custodian fees and expenses	7,058
Independent trustees' compensation	105
Registration fees	35,319
Audit	25,434
Legal	95
Miscellaneous	84
Total expenses before reductions	132,299
Expense reductions	(38,664)	93,635
Net investment income (loss)		110,021
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	550,045
Foreign currency transactions	(5)
Futures contracts	(100,786)
Total net realized gain (loss)		449,254
Change in net unrealized appreciation (depreciation) on: Investment securities	(1,289,681)
Assets and liabilities in foreign currencies	(13)
Futures contracts	60,666
Total change in net unrealized appreciation (depreciation)		(1,229,028)
Net gain (loss)		(779,774)
Net increase (decrease) in net assets resulting from operations		$ (669,753)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended November 30, 2015 (Unaudited)	Year ended May 31, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 110,021	$ 205,820
Net realized gain (loss)	449,254	1,185,436
Change in net unrealized appreciation (depreciation)	(1,229,028)	416,847
Net increase (decrease) in net assets resulting from operations	(669,753)	1,808,103
Distributions to shareholders from net investment income	(99,209)	(185,286)
Distributions to shareholders from net realized gain	(408,359)	(1,691,874)
Total distributions	(507,568)	(1,877,160)
Share transactions - net increase (decrease)	1,004,968	942,602
Total increase (decrease) in net assets	(172,353)	873,545

Net Assets
Beginning of period	20,194,668	19,321,123
End of period (including undistributed net investment income of $109,694 and undistributed net investment income of $98,882, respectively)	$ 20,022,315	$ 20,194,668

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Value Multi-Manager

	Six months ended November 30, 2015	Years ended May 31,
	(Unaudited)	2015	2014	2013	2012 E
Selected Per-Share Data
Net asset value, beginning of period	$ 14.83	$ 14.93	$ 13.32	$ 10.65	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.08	.16	.14	.17	.08
Net realized and unrealized gain (loss)	(.58)	1.23	2.37	2.92	.59
Total from investment operations	(.50)	1.39	2.51	3.09	.67
Distributions from net investment income	(.07)	(.15)	(.14)	(.16)	(.02)
Distributions from net realized gain	(.30)	(1.35)	(.77)	(.26)	-
Total distributions	(.37)	(1.49) I	(.90) H	(.42)	(.02)
Net asset value, end of period	$ 13.96	$ 14.83	$ 14.93	$ 13.32	$ 10.65
Total Return B, C	(3.43)%	9.78%	19.66%	29.71%	6.71%
Ratios to Average Net AssetsF
Expenses before reductions	1.36%A	1.25%	1.32%	1.30%	1.62%A
Expenses net of fee waivers, if any	.97%A	.97%	.97%	.97%	.97%A
Expenses net of all reductions	.97%A	.97%	.97%	.97%	.97%A
Net investment income (loss)	1.11%A	1.08%	.97%	1.43%	1.41%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 16,854	$ 17,235	$ 17,565	$ 15,774	$ 11,031
Portfolio turnover rateG	38%A	36%	59%	30%	14%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E For the period November 16, 2011 (commencement of operations) to May 31, 2012.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount does not include the portfolio activity of any Underlying Funds.

H Total distributions of $.90 per share is comprised of distributions from net investment income of $.137 and distributions from net realized gain of $.766 per share.

I Total distributions of $1.49 per share is comprised of distributions from net investment income of $.147 and distributions from net realized gain of $1.346 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class F

	Six months ended November 30, 2015	Years ended May 31,
	(Unaudited)	2015	2014	2013 E
Selected Per-Share Data
Net asset value, beginning of period	$ 14.87	$ 14.96	$ 13.33	$ 11.91
Income from Investment Operations
Net investment income (loss) D	.08	.17	.15	.08
Net realized and unrealized gain (loss)	(.57)	1.23	2.38	1.62
Total from investment operations	(.49)	1.40	2.53	1.70
Distributions from net investment income	(.07)	(.15)	(.14)	(.10)
Distributions from net realized gain	(.30)	(1.35)	(.77)	(.18)
Total distributions	(.37)	(1.49) I	(.90) H	(.28)
Net asset value, end of period	$ 14.01	$ 14.87	$ 14.96	$ 13.33
Total ReturnB, C	(3.35)%	9.83%	19.81%	14.61%
Ratios to Average Net AssetsF
Expenses before reductions	1.25%A	1.11%	1.26%	.98%A
Expenses net of fee waivers, if any	.87%A	.87%	.87%	.87%A
Expenses net of all reductions	.87%A	.87%	.87%	.87%A
Net investment income (loss)	1.20%A	1.18%	1.07%	1.40%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,934	$ 2,717	$ 1,535	$ 287
Portfolio turnover rateG	38%A	36%	59%	30%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E For the period December 18, 2012 (commencement of sale of shares) to May 31, 2013.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount does not include the portfolio activity of any Underlying Funds.

H Total distributions of $.90 per share is comprised of distributions from net investment income of $.137 and distributions from net realized gain of $.766 per share.

I Total distributions of $1.49 per share is comprised of distributions from net investment income of $.147 and distributions from net realized gain of $1.346 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class L

	Six months ended November 30, 2015	Years ended May 31,
	(Unaudited)	2015	2014 E
Selected Per-Share Data
Net asset value, beginning of period	$ 14.83	$ 14.93	$ 14.03
Income from Investment Operations
Net investment income (loss) D	.08	.16	.08
Net realized and unrealized gain (loss)	(.58)	1.23	1.38
Total from investment operations	(.50)	1.39	1.46
Distributions from net investment income	(.07)	(.15)	(.08)
Distributions from net realized gain	(.30)	(1.35)	(.48)
Total distributions	(.37)	(1.49) H	(.56)
Net asset value, end of period	$ 13.96	$ 14.83	$ 14.93
Total ReturnB, C	(3.43)%	9.78%	10.65%
Ratios to Average Net AssetsF
Expenses before reductions	1.33%A	1.22%	1.37%A
Expenses net of fee waivers, if any	.97%A	.97%	.97%A
Expenses net of all reductions	.97%A	.97%	.97%A
Net investment income (loss)	1.11%A	1.08%	.97%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 117	$ 121	$ 111
Portfolio turnover rateG	38%A	36%	59%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E For the period November 12, 2013 (commencement of sale of shares) to May 31, 2014.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount does not include the portfolio activity of any Underlying Funds.

H Total distributions of $1.49 per share is comprised of distributions from net investment income of $.147 and distributions from net realized gain of $1.346 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class N

	Six months ended November 30, 2015	Years ended May 31,
	(Unaudited)	2015	2014 E
Selected Per-Share Data
Net asset value, beginning of period	$ 14.81	$ 14.92	$ 14.03
Income from Investment Operations
Net investment income (loss) D	.06	.12	.06
Net realized and unrealized gain (loss)	(.58)	1.23	1.38
Total from investment operations	(.52)	1.35	1.44
Distributions from net investment income	(.06)	(.11)	(.07)
Distributions from net realized gain	(.30)	(1.35)	(.48)
Total distributions	(.35)H	(1.46)	(.55)
Net asset value, end of period	$ 13.94	$ 14.81	$ 14.92
Total ReturnB, C	(3.53)%	9.44%	10.54%
Ratios to Average Net AssetsF
Expenses before reductions	1.59%A	1.47%	1.63%A
Expenses net of fee waivers, if any	1.22%A	1.22%	1.22%A
Expenses net of all reductions	1.22%A	1.22%	1.22%A
Net investment income (loss)	.86%A	.83%	.72%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 117	$ 121	$ 111
Portfolio turnover rateG	38%A	36%	59%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E For the period November 12, 2013 (commencement of sale of shares) to May 31, 2014.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount does not include the portfolio activity of any Underlying Funds.

H Total distributions of $.35 per share is comprised of distributions from net investment income of $.057 and distributions from net realized gain of $.296 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended November 30, 2015 (Unaudited)

1. Organization.

Strategic Advisers Value Multi-Manager Fund (the Fund) is a fund of Fidelity Rutland Square Trust II (the Trust), and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. The Fund is available only to certain employer-sponsored retirement plans and certain Fidelity brokerage or mutual fund accounts. The Fund commenced sale of Class L and Class N shares on November 12, 2013. The Fund offers Value Multi-Manager, Class F, Class L and Class N shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Strategic Advisers, Inc. (Strategic Advisers) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

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2. Significant Accounting Policies - continued

Investment Valuation - continued

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated open-end mutual fund's NAV is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

2. Significant Accounting Policies - continued

Investment Valuation - continued

value in accordance with the Board's fair value pricing policies and is categorized as Level 2 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of November 30, 2015 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Underlying Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Semiannual Report

2. Significant Accounting Policies - continued

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Strategic Advisers funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Book-tax differences are primarily due to futures contracts, foreign currency transactions, passive foreign investment companies (PFIC), deferred trustees compensation and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 4,397,674
Gross unrealized depreciation	(523,522)
Net unrealized appreciation (depreciation) on securities	$ 3,874,152
Tax cost	$ 16,141,552

3. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk

Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the

Semiannual Report

3. Derivative Instruments - continued

Risk Exposures and the Use of Derivative Instruments - continued

Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts." The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

During the period the Fund recognized net realized gain (loss) of $(100,786) and a change in net unrealized appreciation (depreciation) of $60,666 related to its investment in futures contracts. These amounts are included in the Statement of Operations.

4. Purchases and Sales of Investments.

Purchases and sales of securities (including the Underlying Fund shares), other than short-term securities, aggregated $3,668,950 and $3,388,265, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Strategic Advisers (the investment adviser) provides the Fund with investment management related services. For these services, the Fund pays a monthly management fee to the investment adviser. The management fee is calculated by adding

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Fees and Other Transactions with Affiliates - continued

Management Fee - continued

the annual management fee rate of .30% of the Fund's average net assets throughout the month payable to the investment adviser to the aggregate of the fee rates, payable monthly, to the Fund's sub-advisers. The Fund's maximum aggregate management fee will not exceed 1.00% of the Fund's average net assets. For the reporting period, the total annual management fee rate was .51% of the Fund's average net assets.

Sub-Advisers. Aristotle Capital Management, LLC, Brandywine Global Investment Management, LLC, LSV Asset Management and Robeco Investment Management, Inc. (d/b/a Boston Partners) each served as a sub-adviser for the Fund during the period. Sub-advisers provide discretionary investment advisory services for their allocated portion of the Fund's assets and are paid by the investment adviser and not the Fund for providing these services.

FIAM LLC (FIAM) (formerly Pyramis Global Advisors, LLC), an affiliate of the investment adviser, has been retained to serve as a sub-adviser for the Fund. As of the date of the report, however, FIAM has not been allocated any portion of the Fund's assets. FIAM in the future may provide discretionary investment advisory services for an allocated portion of the Fund's assets and will be paid by the investment adviser for providing these services.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Class N pays Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, a Service Fee based on an annual percentage of Class N's average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Service Fee rate, total service fees and amounts retained by FDC were as follows:

	Service Fee	Total Fees	Retained by FDC
Class N	.25%	$ 145	$ 145

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund, except for Class F. Each class, except for Class F, does not directly pay transfer agent fees with respect to the portion of its assets invested in Underlying Funds, ETFs. FIIOC receives no fees for providing transfer

Semiannual Report

5. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

agency services to Class F. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each applicable class were as follows:

	Amount	% of Class-Level Average Net AssetsA
Value Multi-Manager	$ 10,301.12
Class L	56.10
Class N	56.10
	$ 10,413

A Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The fee is based on the level of average net assets for each month.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $13 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Expense Reductions.

The investment adviser has contractually agreed to reimburse Value Multi-Manager, Class L and Class N to the extent that annual operating expenses exceed certain levels of average net assets as noted in the table below. This reimbursement will remain in place through July 31, 2016. In addition, the investment adviser has voluntarily agreed to reimburse Class F to the extent that annual operating expenses exceed certain levels of average net assets as noted in the table below. Some expenses, for example interest

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

7. Expense Reductions - continued

expense, including commitment fees, are excluded from these reimbursements. The following classes of the Fund were in reimbursement during the period:

	Expense Limitations	Reimbursement
Value Multi-Manager	.97%	$ 32,520
Class F	.87%	5,364
Class L	.97%	211
Class N	1.22%	212

In addition, during the period the investment adviser reimbursed and/or waived a portion of class-level operating expenses as follows:

Amount
Value Multi-Manager	$ 353
Class L	2
Class N	2
$ 357

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended November 30, 2015	Year ended May 31, 2015
From net investment income
Value Multi-Manager	$ 83,967	$ 163,845
Class F	14,186	19,477
Class L	590	1,124
Class N	466	840
Total	$ 99,209	$ 185,286
From net realized gain
Value Multi-Manager	$ 345,196	$ 1,500,491
Class F	58,321	170,949
Class L	2,424	10,221
Class N	2,418	10,213
Total	$ 408,359	$ 1,691,874

Semiannual Report

9. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between funds:

	Shares		Dollars
	Six months ended November 30, 2015	Year ended May 31, 2015	Six months ended November 30, 2015	Year ended May 31, 2015
Value Multi-Manager
Shares sold	56,825	183,481	$ 794,566	$ 2,671,024
Reinvestment of distributions	30,201	114,344	429,163	1,664,336
Shares redeemed	(42,453)	(311,753)	(601,679)	(4,582,240)
Net increase (decrease)	44,573	(13,928)	$ 622,050	$ (246,880)
Class F
Shares sold	47,378	81,488	$ 670,795	$ 1,188,352
Reinvestment of distributions	5,088	13,060	72,508	190,426
Shares redeemed	(25,833)	(14,431)	(366,282)	(211,694)
Net increase (decrease)	26,633	80,117	$ 377,021	$ 1,167,084
Class L
Reinvestment of distributions	212	780	$ 3,014	$ 11,345
Net increase (decrease)	212	780	$ 3,014	$ 11,345
Class N
Reinvestment of distributions	203	759	$ 2,883	$ 11,053
Net increase (decrease)	203	759	$ 2,883	$ 11,053

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were the owners of record of 68% of the total outstanding shares of the Fund.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Strategic Advisers Value Multi-Manager Fund

Each year the Board of Trustees, including the Independent Trustees (together, the Board), votes at an in-person meeting on the renewal of the management contract with Strategic Advisers, Inc. (Strategic Advisers) and the sub-advisory agreements with Aristotle Capital Management LLC (Aristotle), Brandywine Global Investment Management, LLC (Brandywine), LSV Asset Management (LSV), Pyramis Global Advisors, LLC (Pyramis), and Robeco Investment Management, Inc. (dba Boston Partners) (collectively, the Sub-Advisory Agreements and, together with the management contract, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets at least four times per year and, at each of its meetings, considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The full Board or the Independent Trustees, as appropriate, act on all major matters; however, a portion of the activities of the Board (including certain of those described herein) may be conducted through standing committees that have been established by the Board.

At its September 2015 meeting, the Board, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including, (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expenses relative to peer funds; (iii) the total costs of the services to be provided by and the profits, if any, to be realized by Strategic Advisers from its relationship with the fund; (iv) the extent to which (if any) economies of scale exist and would be realized as the fund grows; and (v) whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts is in the best interests of the fund and its shareholders. In addition, with respect to the Sub-Advisory Agreements, the Board also concluded that the renewal of such agreements does not involve a conflict of interest from which Strategic Advisers or its affiliates derive an inappropriate advantage. Also, the Board found that the advisory fees to be charged under the Advisory Contracts bear a reasonable relationship to the services rendered and are based on services provided that are in addition to, rather than duplicative of, services provided under the advisory contract of any underlying fund in which the fund may invest. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board throughout the year.

Semiannual Report

Nature, Extent, and Quality of Services Provided. The Board considered the staffing within the investment adviser, Strategic Advisers, and each sub-adviser, Aristotle, Brandywine, LSV, Pyramis, and Boston Partners (collectively, the Investment Advisers), including the backgrounds of the fund's investment personnel and the fund's investment objective, strategies and related investment philosophy. The Independent Trustees also had discussions with senior management of Strategic Advisers' investment operations and investment groups. The Board considered the structure of each Investment Adviser's portfolio manager compensation program and whether such structures provide appropriate incentives to act in the best interests of the fund.

The Trustees also discussed with representatives of Strategic Advisers, at meetings throughout the year, Strategic Advisers' role in (i) identifying and recommending to the Trustees one or more sub-advisers for the fund; (ii) overseeing compliance with federal securities laws by each sub-adviser with respect to fund assets; (iii) monitoring and overseeing the performance and investment capabilities of each sub-adviser; and (iv) recommending the replacement of a sub-adviser as appropriate. The Trustees considered that the Board had received from Strategic Advisers substantial information and periodic reports about the sub-adviser oversight and due diligence processes, as well as periodic reports regarding the performance of each sub-adviser.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to managing and compensating investment personnel. The Board noted that the Investment Advisers' analysts have extensive resources, tools, and capabilities that allow them to conduct sophisticated quantitative and/or fundamental analysis. Additionally, in its deliberations, the Board considered the Investment Advisers' trading capabilities and resources and global compliance infrastructure, which are integral parts of the investment management process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for the fund; (ii) the nature and extent of Strategic Advisers' supervision of third party service providers, including the sub-advisers, custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. The Board took into account discussions with Strategic Advisers about fund investment performance that occur at Board meetings throughout the year. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for the fund, for different time periods, measured against a securities market index ("benchmark index") and a peer group of mutual funds with similar objectives ("peer group").

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

In connection with the renewal of the Advisory Contracts, the Board reviewed the fund's absolute investment performance, as well as the fund's relative investment performance measured over multiple periods against a benchmark index and peer group. Because the fund had been in existence less than five years, the following charts considered by the Board show, over the one- and three-year periods ended December 31, 2014, the cumulative total returns of the fund and the cumulative total returns of an appropriate benchmark index and peer group. The box within each chart shows the 25th percentile return (75% beaten, top of box) and the 75th percentile return (25% beaten, bottom of box) of the peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten numbers noted below each chart corresponds to the percentile box and represents the percentage of funds in the peer group whose performance was equal to or lower than that of the fund.

Strategic Advisers Value Multi-Manager Fund

The Board reviewed the fund's relative investment performance against its peer group and noted that the performance of the retail class was in the second quartile for the one- and three-year periods ended December 31, 2014. The Board also noted that the retail class had out-performed 73% and 70% of its peers for the one- and three-year periods, respectively, ended December 31, 2014. The Board also noted that the investment performance of the fund was lower than its benchmark for the periods shown.

Semiannual Report

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should benefit the fund's shareholders.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered the amount and nature of fees paid to the Investment Advisers. The Board also considered information comparing the management fees and total expenses of the fund to those of other registered investment companies with investment objectives similar to those of the fund. The Board noted that the fund's maximum aggregate annual management fee rate may not exceed 1.00% of the fund's average daily net assets. The Board also considered Strategic Advisers' contractual commitment to reimburse the retail class, Class L, and Class N through July 31, 2016 to the extent that the total operating expenses of the class (excluding interest, certain taxes, certain securities lending costs, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses, if any), as a percentage of net assets, exceed 0.97%, 0.97%, and 1.22%, respectively. In addition, the Board also noted that Strategic Advisers has voluntarily agreed to reimburse Class F of the fund to the extent that total operating expenses of the class (excluding interest, certain taxes, certain securities lending costs, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses, if any) exceed 0.87% of the class' average net assets and that such arrangement may be terminated by Strategic Advisers at any time.

The Board considered the fund's management fee and total expenses compared to "mapped groups" of competitive funds created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Strategic Advisers uses "mapped groups," which are created by Fidelity by combining similar Lipper investment objective categories that it believes have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which Strategic Advisers' funds are compared.

Management Fee. The Board considered two proprietary management fee comparisons. The group of Lipper funds used by the Board for management fee comparisons is referred to as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures are also comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG % and the number of funds in the Total Mapped Group are in the chart below. The Board also compared the fund's management fee to an "Asset-Size Peer Group" (ASPG), which is a sub-set of the competitive funds in the Total Mapped Group. The ASPG comparison focuses on a fund's standing relative to non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked, is also included in the chart and considered by the Board.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Strategic Advisers Value Multi-Manager Fund

The Board noted that the fund's management fee was ranked below the median of its Total Mapped Group and below the median of its ASPG for the 12-month period ended February 28, 2015.

Based on its review, the Board concluded that the fund's management fee bears a reasonable relationship to the services rendered.

Semiannual Report

Total Expenses. In its review of the total expenses of each class of the fund, the Board considered the fund's management fee as well as other fund or class expenses, as applicable, such as expenses from holding Fidelity and non-Fidelity mutual funds and ETFs, transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. The Board further noted that the fund's total expenses were compared to classes of competitive funds having similar load types. This comparison, which is a proxy for comparing funds by distribution channel, showed the fund's position relative to competitive funds with the same load type.

The Board noted that the total expenses of each of the retail class, Class L, and Class N were above, and the total expenses of Class F were below, the median of the fund's Total Mapped Group for the 12-month period ended February 28, 2015. The Board considered that, in general, various factors can affect total expenses. The total expenses for retail class and Class L ranked below median when compared to a universe of no-load funds. The total expenses for Class N ranked above the competitive median of its institutional peer group primarily because of its 0.25% 12b-1 fee.

Fees Charged to Other Clients. The Board also considered fee structures paid by the Investment Advisers' other clients, such as other funds advised or subadvised by the Investment Advisers, pension plan clients, and other institutional clients with similar investment mandates.

Based on its review of the total expense ratios and fees charged to other clients of Strategic Advisers or its affiliates, the Board concluded that the total expenses of the fund were reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered information regarding the revenues earned and expenses incurred by Strategic Advisers and its affiliates in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders.

On an annual basis, Strategic Advisers presents to the Board information about the profitability of its relationship with the fund. Strategic Advisers calculates profitability information for the fund using a series of detailed revenue and cost allocation methodologies. The Board reviews any significant changes from the prior year's methodologies. Strategic Advisers noted that, to the extent possible, it employs the same corporate reporting of revenues and expenses as those used by other Fidelity funds.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of fund profitability and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board also reviewed Strategic Advisers' and its affiliates' non-fund businesses and fall-out benefits related to the mutual fund business, as well as cases where Strategic Advisers' affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized, if any, by Strategic Advisers and its affiliates in connection with the operation of the fund and was satisfied that the profitability was not excessive.

Possible Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Strategic Advisers funds, whether the Strategic Advisers funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board considered that the fund's sub-advisory contracts provide for breakpoints as the fund's assets grow and noted that any potential decline in sub-advisory fees would accrue directly to the fund. The Board took into consideration Strategic Advisers' contractual expense reimbursement commitment.

Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee structures bear a reasonable relationship to the services rendered and that the fund's Advisory Contracts should be renewed because each agreement is in the best interests of the fund and its shareholders. The Board also concluded that the advisory fees charged thereunder are based on services provided that are in addition to, rather than duplicative of, services provided under the advisory contract of any underlying fund in which the fund may invest. In addition, with respect to each Sub-Advisory Agreement, the Board concluded that the renewal of the agreement does not involve a conflict of interest from which Strategic Advisers or its affiliates derive an inappropriate advantage.

Semiannual Report

Investment Adviser

Strategic Advisers, Inc.
Boston, MA

Investment Sub-Advisers

Aristotle Capital Management, LLC

Brandywine Global Investment
Management, LLC

LSV Asset Management

FIAM LLC

Robeco Investment Management, Inc.

(d/b/a Boston Partners)

General Distributor

Fidelity Distributors Corporation
Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

State Street Bank and Trust Company

Boston, MA

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
245 Summer St., Boston, MA 02210
www.fidelity.com

MMV-F-SANN-0116
1.951457.102

Strategic Advisers®
Value Multi-Manager Fund
Class L and Class N

Semiannual Report

November 30, 2015

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Board Approval of Investment Advisory Contracts and Management Fees	(Click Here)

To view a fund's proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-835-5095 (plan participants) or 1-877-208-0098 (Advisors and Investment Professionals) to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2016 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (June 1, 2015 to November 30, 2015).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition to the direct expenses incurred by the Fund presented in the table, as a shareholder of the underlying mutual funds (the Underlying Funds), the Fund also indirectly bears its proportionate share of the expenses of the Underlying Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition to the direct expenses incurred by the Fund presented in the table, as a shareholder of the Underlying Funds, the Fund also indirectly bears its proportionate share of the expenses of the Underlying Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense RatioB	Beginning Account Value June 1, 2015	Ending Account Value November 30, 2015	Expenses Paid During PeriodC June 1, 2015 to November 30, 2015
Value Multi-Manager	.97%
Actual		$ 1,000.00	$ 965.70	$ 4.77
HypotheticalA		$ 1,000.00	$ 1,020.15	$ 4.90
Class F	.87%
Actual		$ 1,000.00	$ 966.50	$ 4.28
HypotheticalA		$ 1,000.00	$ 1,020.65	$ 4.39
Class L	.97%
Actual		$ 1,000.00	$ 965.70	$ 4.77
HypotheticalA		$ 1,000.00	$ 1,020.15	$ 4.90
Class N	1.22%
Actual		$ 1,000.00	$ 964.70	$ 5.99
HypotheticalA		$ 1,000.00	$ 1,018.90	$ 6.16

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

C Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period). The fees and expenses of the Underlying Funds in which the Fund invests are not included in each Class' annualized expense ratio.

Semiannual Report

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Top Ten Holdings as of November 30, 2015
(excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
JPMorgan Chase & Co.	3.0	3.0
Johnson & Johnson	2.7	1.6
Pfizer, Inc.	2.2	2.1
Wells Fargo & Co.	2.2	2.4
Exxon Mobil Corp.	2.0	1.4
Citigroup, Inc.	2.0	1.5
Apple, Inc.	1.9	2.4
Bank of America Corp.	1.6	1.5
Cisco Systems, Inc.	1.5	1.5
Verizon Communications, Inc.	1.5	0.5
	20.6
Top Five Market Sectors as of November 30, 2015
(Stocks Only)	% of fund's net assets	% of fund's net assets 6 months ago
Financials	25.3	24.3
Health Care	13.4	14.2
Information Technology	12.6	15.3
Industrials	9.7	9.4
Energy	8.7	7.4
Asset Allocation (% of fund's net assets)
As of November 30, 2015	As of May 31, 2015
Common Stocks 90.2%	Common Stocks 91.8%
Short-Term Investments and Net Other Assets (Liabilities) 9.8%	Short-Term Investments and Net Other Assets (Liabilities) 8.2%

Asset allocations of equity funds in the pie charts reflect the categorizations of assets as defined by Morningstar as of the reporting dates indicated above.

Semiannual Report

Investments November 30, 2015 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 90.2%
	Shares	Value
CONSUMER DISCRETIONARY - 8.2%
Auto Components - 1.2%
Autoliv, Inc.	300	$ 37,749
Delphi Automotive PLC	220	19,334
Gentex Corp.	230	3,849
Johnson Controls, Inc.	520	23,920
Lear Corp.	862	108,526
The Goodyear Tire & Rubber Co.	1,180	41,158
		234,536
Automobiles - 0.9%
Ford Motor Co.	5,100	73,083
General Motors Co.	2,510	90,862
Harley-Davidson, Inc.	140	6,849
		170,794
Hotels, Restaurants & Leisure - 0.4%
Brinker International, Inc.	400	18,248
Carnival Corp. unit	460	23,244
Hyatt Hotels Corp. Class A (a)	30	1,479
Royal Caribbean Cruises Ltd.	130	12,039
Six Flags Entertainment Corp.	379	19,670
Wyndham Worldwide Corp.	90	6,833
		81,513
Household Durables - 0.7%
Lennar Corp. Class A	1,353	69,287
PulteGroup, Inc.	270	5,260
Toll Brothers, Inc. (a)	140	5,205
Whirlpool Corp.	340	55,257
		135,009
Media - 3.1%
AMC Networks, Inc. Class A (a)	40	3,252
CBS Corp. Class B	956	48,259
Comcast Corp. Class A	581	35,360
Discovery Communications, Inc. Class A (a)	120	3,737
Gannett Co., Inc.	600	10,248
Liberty Broadband Corp. Class C (a)	314	16,582
Liberty Global PLC:
Class C (a)	1,650	67,650
LiLAC Class C (a)	80	3,138
Liberty Media Corp. Class C (a)	585	22,874
News Corp. Class A	290	4,162
Omnicom Group, Inc.	307	22,693
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Media - continued
Starz Series A (a)	923	$ 32,563
Tegna, Inc.	1,380	38,985
Time Warner Cable, Inc.	400	73,908
Time Warner, Inc.	2,314	161,934
Time, Inc.	431	7,172
Twenty-First Century Fox, Inc. Class A	900	26,559
Viacom, Inc. Class B (non-vtg.)	900	44,811
		623,887
Multiline Retail - 1.1%
Dillard's, Inc. Class A	300	22,500
Dollar General Corp.	230	15,044
Kohl's Corp.	800	37,704
Macy's, Inc.	500	19,540
Target Corp.	1,832	132,820
		227,608
Specialty Retail - 0.7%
AutoNation, Inc. (a)	90	5,753
Best Buy Co., Inc.	1,748	55,551
Foot Locker, Inc.	110	7,150
GameStop Corp. Class A	80	2,802
Home Depot, Inc.	550	73,634
Penske Automotive Group, Inc.	70	3,266
Staples, Inc.	160	1,931
		150,087
Textiles, Apparel & Luxury Goods - 0.1%
Coach, Inc.	160	5,083
PVH Corp.	60	5,477
Ralph Lauren Corp.	50	6,211
		16,771
TOTAL CONSUMER DISCRETIONARY		1,640,205
CONSUMER STAPLES - 3.9%
Beverages - 0.2%
Coca-Cola Enterprises, Inc.	40	2,012
Diageo PLC sponsored ADR	364	41,700
		43,712
Food & Staples Retailing - 0.8%
CVS Health Corp.	330	31,050
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Food & Staples Retailing - continued
Kroger Co.	1,600	$ 60,256
Walgreens Boots Alliance, Inc.	790	66,384
		157,690
Food Products - 2.1%
Archer Daniels Midland Co.	2,580	94,144
Bunge Ltd.	600	39,966
General Mills, Inc.	480	27,725
Ingredion, Inc.	650	64,071
Kellogg Co.	220	15,129
Mondelez International, Inc.	1,090	47,589
The Hershey Co.	350	30,209
Tyson Foods, Inc. Class A	1,816	90,800
		409,633
Personal Products - 0.4%
Coty, Inc. Class A	970	26,947
Edgewell Personal Care Co. (a)	40	3,220
Herbalife Ltd. (a)	60	3,464
Unilever NV (NY Reg.)	1,130	49,426
		83,057
Tobacco - 0.4%
Philip Morris International, Inc.	1,020	89,138
TOTAL CONSUMER STAPLES		783,230
ENERGY - 8.7%
Energy Equipment & Services - 0.6%
Baker Hughes, Inc.	230	12,436
Ensco PLC Class A	700	11,984
FMC Technologies, Inc. (a)	180	6,124
Halliburton Co.	1,576	62,804
Helmerich & Payne, Inc.	80	4,660
Noble Corp.	700	9,289
Paragon Offshore PLC	233	48
Parker Drilling Co. (a)	2,100	5,775
		113,120
Oil, Gas & Consumable Fuels - 8.1%
Anadarko Petroleum Corp.	617	36,958
Canadian Natural Resources Ltd.	1,312	31,772
Chevron Corp.	1,500	136,980
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Cimarex Energy Co.	169	$ 20,114
ConocoPhillips Co.	700	37,835
Diamondback Energy, Inc.	263	20,519
Energen Corp.	445	26,384
EOG Resources, Inc.	1,124	93,775
EQT Corp.	179	10,242
Exxon Mobil Corp.	4,910	400,951
Hess Corp.	400	23,600
HollyFrontier Corp.	940	45,195
Marathon Oil Corp.	1,100	19,261
Marathon Petroleum Corp.	2,154	125,815
Occidental Petroleum Corp.	2,111	159,570
Phillips 66 Co.	2,588	236,880
Pioneer Natural Resources Co.	202	29,240
QEP Resources, Inc.	1,377	21,757
Rice Energy, Inc. (a)	304	4,098
Tesoro Corp.	50	5,759
Valero Energy Corp.	1,970	141,564
Western Refining, Inc.	60	2,716
		1,630,985
TOTAL ENERGY		1,744,105
FINANCIALS - 25.3%
Banks - 12.4%
Banco Bilbao Vizcaya Argentaria SA sponsored ADR	4,400	36,388
Bank of America Corp.	18,355	319,928
BB&T Corp.	1,802	69,593
BOK Financial Corp.	270	18,590
Citigroup, Inc.	7,218	390,422
Citizens Financial Group, Inc.	270	7,190
Comerica, Inc.	140	6,489
Commerce Bancshares, Inc.	78	3,582
Cullen/Frost Bankers, Inc.	300	20,937
East West Bancorp, Inc.	110	4,772
Fifth Third Bancorp	3,227	66,702
First Republic Bank	751	51,714
Huntington Bancshares, Inc.	3,330	38,928
Investors Bancorp, Inc.	260	3,333
JPMorgan Chase & Co.	9,145	609,789
KeyCorp	2,600	34,086
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Banks - continued
M&T Bank Corp.	320	$ 40,106
Mitsubishi UFJ Financial Group, Inc. sponsored ADR	5,091	32,888
Peoples United Financial, Inc.	200	3,350
PNC Financial Services Group, Inc.	1,210	115,567
Regions Financial Corp.	6,360	64,490
SunTrust Banks, Inc.	1,310	56,880
Synovus Financial Corp.	100	3,338
U.S. Bancorp	1,350	59,252
Wells Fargo & Co.	7,849	432,480
		2,490,794
Capital Markets - 2.2%
Ameriprise Financial, Inc.	540	60,993
Bank of New York Mellon Corp.	870	38,141
BlackRock, Inc. Class A	130	47,284
E*TRADE Financial Corp. (a)	180	5,477
Eaton Vance Corp. (non-vtg.)	90	3,233
Goldman Sachs Group, Inc.	500	95,010
Invesco Ltd.	340	11,455
Morgan Stanley	2,000	68,600
Northern Trust Corp.	160	11,990
State Street Corp.	1,010	73,306
T. Rowe Price Group, Inc.	190	14,469
		429,958
Consumer Finance - 2.6%
Ally Financial, Inc. (a)	1,826	36,447
American Express Co.	820	58,745
Capital One Financial Corp.	2,934	230,348
Discover Financial Services	2,527	143,433
Navient Corp.	2,691	32,050
Synchrony Financial (a)	513	16,329
		517,352
Diversified Financial Services - 1.0%
Berkshire Hathaway, Inc. Class B (a)	1,290	172,976
Leucadia National Corp.	270	4,774
The NASDAQ OMX Group, Inc.	130	7,621
Voya Financial, Inc.	170	6,919
		192,290
Insurance - 6.5%
ACE Ltd.	955	109,682
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Insurance - continued
AFLAC, Inc.	1,030	$ 67,197
Alleghany Corp. (a)	20	10,187
Allstate Corp.	1,902	119,370
American Financial Group, Inc.	660	48,840
American International Group, Inc.	1,662	105,670
Aon PLC	308	29,180
Arch Capital Group Ltd. (a)	90	6,522
Assurant, Inc.	460	39,339
Axis Capital Holdings Ltd.	670	37,520
Cincinnati Financial Corp.	110	6,722
Everest Re Group Ltd.	240	44,266
Hartford Financial Services Group, Inc.	1,720	78,501
Lincoln National Corp.	1,300	71,487
Loews Corp.	270	10,230
Markel Corp. (a)	10	9,052
MetLife, Inc.	2,265	115,719
Principal Financial Group, Inc.	230	11,836
Progressive Corp.	450	13,869
Prudential Financial, Inc.	1,050	90,878
Reinsurance Group of America, Inc.	60	5,513
The Travelers Companies, Inc.	1,616	185,145
Torchmark Corp.	280	16,974
Unum Group	1,190	43,649
W.R. Berkley Corp.	100	5,566
XL Group PLC Class A	697	26,611
		1,309,525
Real Estate Investment Trusts - 0.4%
American Homes 4 Rent Class A	909	15,253
Annaly Capital Management, Inc.	3,600	34,488
Hospitality Properties Trust (SBI)	1,100	30,547
		80,288
Real Estate Management & Development - 0.0%
Jones Lang LaSalle, Inc.	30	4,984
Thrifts & Mortgage Finance - 0.2%
New York Community Bancorp, Inc.	340	5,576
Radian Group, Inc.	2,200	31,350
		36,926
TOTAL FINANCIALS		5,062,117
Common Stocks - continued
	Shares	Value
HEALTH CARE - 13.4%
Biotechnology - 2.7%
AbbVie, Inc.	1,420	$ 82,573
Amgen, Inc.	1,080	173,988
Baxalta, Inc.	1,370	47,101
Gilead Sciences, Inc.	2,078	220,185
United Therapeutics Corp. (a)	130	19,842
		543,689
Health Care Equipment & Supplies - 1.1%
Baxter International, Inc.	1,730	65,135
Medtronic PLC	1,588	119,640
St. Jude Medical, Inc.	220	13,882
Zimmer Biomet Holdings, Inc.	279	28,182
		226,839
Health Care Providers & Services - 3.3%
Aetna, Inc.	700	71,925
Anthem, Inc.	1,136	148,112
Cardinal Health, Inc.	399	34,653
Cigna Corp.	763	102,990
Express Scripts Holding Co. (a)	1,236	105,653
HCA Holdings, Inc. (a)	310	21,099
Quest Diagnostics, Inc.	1,004	68,593
UnitedHealth Group, Inc.	770	86,787
Universal Health Services, Inc. Class B	70	8,506
		648,318
Pharmaceuticals - 6.3%
Johnson & Johnson	5,383	544,975
Merck & Co., Inc.	4,139	219,408
Novartis AG sponsored ADR	450	38,358
Pfizer, Inc.	13,681	448,326
Teva Pharmaceutical Industries Ltd. sponsored ADR	173	10,887
		1,261,954
TOTAL HEALTH CARE		2,680,800
INDUSTRIALS - 9.7%
Aerospace & Defense - 4.5%
General Dynamics Corp.	1,052	154,076
Honeywell International, Inc.	786	81,705
Huntington Ingalls Industries, Inc.	40	5,237
L-3 Communications Holdings, Inc.	260	31,827
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Aerospace & Defense - continued
Lockheed Martin Corp.	610	$ 133,688
Northrop Grumman Corp.	620	115,543
Raytheon Co.	743	92,154
Rockwell Collins, Inc.	110	10,195
Spirit AeroSystems Holdings, Inc. Class A (a)	110	5,770
Textron, Inc.	803	34,264
The Boeing Co.	720	104,724
Triumph Group, Inc.	700	28,035
United Technologies Corp.	966	92,784
		890,002
Air Freight & Logistics - 0.1%
FedEx Corp.	150	23,781
Airlines - 1.0%
Alaska Air Group, Inc.	110	8,770
American Airlines Group, Inc.	490	20,217
Delta Air Lines, Inc.	2,516	116,893
Southwest Airlines Co.	500	22,940
United Continental Holdings, Inc. (a)	628	34,998
		203,818
Building Products - 0.0%
Owens Corning	90	4,216
Commercial Services & Supplies - 0.4%
ADT Corp.	130	4,611
Deluxe Corp.	700	41,055
Pitney Bowes, Inc.	70	1,512
R.R. Donnelley & Sons Co.	1,500	24,135
		71,313
Construction & Engineering - 0.1%
Chicago Bridge & Iron Co. NV	80	3,420
Fluor Corp.	110	5,346
Jacobs Engineering Group, Inc. (a)	90	3,973
		12,739
Electrical Equipment - 0.3%
Eaton Corp. PLC	290	16,866
Emerson Electric Co.	510	25,500
Hubbell, Inc. Class B	40	3,972
Rockwell Automation, Inc.	100	10,644
		56,982
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Industrial Conglomerates - 0.6%
General Electric Co.	4,180	$ 125,149
Machinery - 2.3%
AGCO Corp.	570	28,648
Caterpillar, Inc.	850	61,753
Crane Co.	226	11,757
Deere & Co.	1,394	110,921
Dover Corp.	120	7,908
Illinois Tool Works, Inc.	735	69,075
Ingersoll-Rand PLC	604	35,437
Lincoln Electric Holdings, Inc.	40	2,258
Oshkosh Corp.	880	38,597
PACCAR, Inc.	230	11,951
Parker Hannifin Corp.	120	12,559
Pentair PLC	140	7,938
Stanley Black & Decker, Inc.	120	13,099
Timken Co.	200	6,448
Trinity Industries, Inc.	1,200	32,580
		450,929
Professional Services - 0.0%
Dun & Bradstreet Corp.	20	2,156
Manpower, Inc.	60	5,417
		7,573
Road & Rail - 0.2%
AMERCO	10	4,054
CSX Corp.	760	21,607
Norfolk Southern Corp.	230	21,864
		47,525
Trading Companies & Distributors - 0.2%
Aircastle Ltd.	1,400	29,344
W.W. Grainger, Inc.	50	10,027
		39,371
TOTAL INDUSTRIALS		1,933,398
INFORMATION TECHNOLOGY - 12.6%
Communications Equipment - 2.0%
Brocade Communications Systems, Inc.	4,615	43,312
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Communications Equipment - continued
Cisco Systems, Inc.	11,149	$ 303,810
Harris Corp.	733	60,934
		408,056
Electronic Equipment & Components - 1.0%
Arrow Electronics, Inc. (a)	80	4,525
Avnet, Inc.	160	7,251
Corning, Inc.	3,000	56,190
Flextronics International Ltd. (a)	1,657	18,641
Ingram Micro, Inc. Class A	120	3,712
Jabil Circuit, Inc.	150	3,839
TE Connectivity Ltd.	695	46,628
Tech Data Corp. (a)	600	40,590
Vishay Intertechnology, Inc.	1,300	15,496
		196,872
Internet Software & Services - 0.2%
eBay, Inc. (a)	1,047	30,981
IT Services - 1.1%
Computer Sciences Corp.	268	8,396
CSRA, Inc. (a)	120	3,781
IBM Corp.	950	132,449
PayPal Holdings, Inc. (a)	904	31,875
The Western Union Co.	390	7,355
Xerox Corp.	3,800	40,090
		223,946
Semiconductors & Semiconductor Equipment - 1.6%
Intel Corp.	6,440	223,919
Lam Research Corp.	100	7,820
Texas Instruments, Inc.	1,554	90,318
		322,057
Software - 3.0%
Activision Blizzard, Inc.	1,554	58,524
Adobe Systems, Inc. (a)	700	64,022
CA Technologies, Inc.	340	9,557
Microsoft Corp.	3,482	189,247
Oracle Corp.	6,876	267,958
Symantec Corp.	830	16,251
		605,559
Technology Hardware, Storage & Peripherals - 3.7%
Apple, Inc.	3,197	378,205
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Technology Hardware, Storage & Peripherals - continued
EMC Corp.	5,470	$ 138,610
Hewlett Packard Enterprise Co.	4,200	62,412
HP, Inc.	3,594	45,069
Seagate Technology LLC	1,130	40,612
Western Digital Corp.	1,246	77,763
		742,671
TOTAL INFORMATION TECHNOLOGY		2,530,142
MATERIALS - 3.2%
Chemicals - 2.0%
Ashland, Inc.	50	5,633
Celanese Corp. Class A	120	8,490
CF Industries Holdings, Inc.	850	39,219
E.I. du Pont de Nemours & Co.	570	38,384
Eastman Chemical Co.	510	37,052
Huntsman Corp.	3,215	40,252
LyondellBasell Industries NV Class A	1,130	108,277
Methanex Corp.	485	19,052
The Dow Chemical Co.	1,815	94,616
Valspar Corp.	60	5,069
Westlake Chemical Corp.	100	6,005
		402,049
Construction Materials - 0.2%
Martin Marietta Materials, Inc.	320	50,368
Containers & Packaging - 0.6%
Avery Dennison Corp.	210	13,852
Ball Corp.	80	5,554
Bemis Co., Inc.	80	3,770
Crown Holdings, Inc. (a)	821	42,618
Packaging Corp. of America	70	4,759
Sonoco Products Co.	80	3,506
WestRock Co.	735	37,213
		111,272
Metals & Mining - 0.1%
Barrick Gold Corp.	1,375	10,121
Freeport-McMoRan, Inc.	800	6,544
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Metals & Mining - continued
Nucor Corp.	250	$ 10,363
Reliance Steel & Aluminum Co.	50	2,941
		29,969
Paper & Forest Products - 0.3%
Domtar Corp.	500	20,545
International Paper Co.	846	35,388
		55,933
TOTAL MATERIALS		649,591
TELECOMMUNICATION SERVICES - 2.3%
Diversified Telecommunication Services - 2.3%
AT&T, Inc.	5,013	168,788
Verizon Communications, Inc.	6,391	290,471
		459,259
UTILITIES - 2.9%
Electric Utilities - 1.5%
American Electric Power Co., Inc.	1,380	77,294
Duke Energy Corp.	530	35,913
Edison International	250	14,840
Entergy Corp.	600	39,978
Eversource Energy	240	12,228
Exelon Corp.	900	24,579
FirstEnergy Corp.	1,100	34,529
Great Plains Energy, Inc.	120	3,239
ITC Holdings Corp.	1,250	46,100
OGE Energy Corp.	80	2,089
Pinnacle West Capital Corp.	90	5,702
Xcel Energy, Inc.	390	13,907
		310,398
Gas Utilities - 0.2%
National Fuel Gas Co.	670	30,632
UGI Corp.	130	4,507
		35,139
Independent Power and Renewable Electricity Producers - 0.4%
The AES Corp.	7,297	72,897
Multi-Utilities - 0.8%
Ameren Corp.	190	8,314
Common Stocks - continued
	Shares	Value
UTILITIES - continued
Multi-Utilities - continued
Consolidated Edison, Inc.	230	$ 14,295
DTE Energy Co.	90	7,244
Public Service Enterprise Group, Inc.	2,190	85,629
SCANA Corp.	600	35,484
		150,966
Water Utilities - 0.0%
American Water Works Co., Inc.	110	6,354
TOTAL UTILITIES		575,754
TOTAL COMMON STOCKS (Cost $14,169,761)		18,058,601
U.S. Treasury Obligations - 0.4%
	Principal Amount
U.S. Treasury Bills, yield at date of purchase 0.01% to 0.1% 12/3/15 to 1/28/16 (c) (Cost $69,992)	$ 70,000	69,995
Money Market Funds - 9.4%
	Shares
SSgA U.S. Treasury Money Market Fund Class N, 0% (a)(b) (Cost $1,887,108)	1,887,108	1,887,108
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $16,126,861)		20,015,704
NET OTHER ASSETS (LIABILITIES) - 0.0%		6,611
NET ASSETS - 100%		$ 20,022,315
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
17 ICE Russell 1000 Value Index Contracts (United States)	Dec. 2015	$ 1,679,090	$ 87,838

The face value of futures purchased as a percentage of net assets is 8.4%
For the period, the average monthly underlying face amount at value for futures contracts in the aggregate was $1,429,863.
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end.
(c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $69,994.
Other Information

The following is a summary of the inputs used, as of November 30, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 1,640,205	$ 1,640,205	$ -	$ -
Consumer Staples	783,230	783,230	-	-
Energy	1,744,105	1,744,105	-	-
Financials	5,062,117	5,062,117	-	-
Health Care	2,680,800	2,680,800	-	-
Industrials	1,933,398	1,933,398	-	-
Information Technology	2,530,142	2,530,142	-	-
Materials	649,591	649,591	-	-
Telecommunication Services	459,259	459,259	-	-
Utilities	575,754	575,754	-	-
U.S. Treasury Obligations	69,995	-	69,995	-
Money Market Funds	1,887,108	1,887,108	-	-
Total Investments in Securities:	$ 20,015,704	$ 19,945,709	$ 69,995	$ -
Derivative Instruments:
Assets
Futures Contracts	$ 87,838	$ 87,838	$ -	$ -
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of November 30, 2015. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts (a)	$ 87,838	$ -
Total Value of Derivatives	$ 87,838	$ -

(a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. Only the period end receivable or payable for daily variation margin and net unrealized appreciation (depreciation) are presented in the Statement of Assets and Liabilities.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	November 30, 2015 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $16,126,861)		$ 20,015,704
Cash		588
Receivable for investments sold		256,867
Receivable for fund shares sold		9,127
Dividends receivable		48,569
Prepaid expenses		39
Receivable from investment adviser for expense reductions		486
Other receivables		140
Total assets		20,331,520

Liabilities
Payable for investments purchased	$ 264,030
Payable for fund shares redeemed	7,584
Accrued management fee	8,414
Distribution and service plan fees payable	24
Payable for daily variation margin for derivative instruments	2,752
Other affiliated payables	2,309
Other payables and accrued expenses	24,092
Total liabilities		309,205

Net Assets		$ 20,022,315
Net Assets consist of:
Paid in capital		$ 15,549,636
Undistributed net investment income		109,694
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		386,316
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		3,976,669
Net Assets		$ 20,022,315

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

November 30, 2015 (Unaudited)

Value Multi-Manager: Net Asset Value, offering price and redemption price per share ($16,854,182 ÷ 1,206,957 shares)	$ 13.96

Class F: Net Asset Value, offering price and redemption price per share ($2,934,070 ÷ 209,364 shares)	$ 14.01

Class L: Net Asset Value, offering price and redemption price per share ($117,330 ÷ 8,403 shares)	$ 13.96

Class N: Net Asset Value, offering price and redemption price per share ($116,733 ÷ 8,371 shares)	$ 13.94

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Six months ended November 30, 2015 (Unaudited)

Investment Income
Dividends:
Unaffiliated issuers		$ 203,644
Interest		12
Total income		203,656

Expenses
Management fee	$ 49,826
Transfer agent fees	10,413
Distribution and service plan fees	145
Accounting fees and expenses	3,820
Custodian fees and expenses	7,058
Independent trustees' compensation	105
Registration fees	35,319
Audit	25,434
Legal	95
Miscellaneous	84
Total expenses before reductions	132,299
Expense reductions	(38,664)	93,635
Net investment income (loss)		110,021
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	550,045
Foreign currency transactions	(5)
Futures contracts	(100,786)
Total net realized gain (loss)		449,254
Change in net unrealized appreciation (depreciation) on: Investment securities	(1,289,681)
Assets and liabilities in foreign currencies	(13)
Futures contracts	60,666
Total change in net unrealized appreciation (depreciation)		(1,229,028)
Net gain (loss)		(779,774)
Net increase (decrease) in net assets resulting from operations		$ (669,753)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended November 30, 2015 (Unaudited)	Year ended May 31, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 110,021	$ 205,820
Net realized gain (loss)	449,254	1,185,436
Change in net unrealized appreciation (depreciation)	(1,229,028)	416,847
Net increase (decrease) in net assets resulting from operations	(669,753)	1,808,103
Distributions to shareholders from net investment income	(99,209)	(185,286)
Distributions to shareholders from net realized gain	(408,359)	(1,691,874)
Total distributions	(507,568)	(1,877,160)
Share transactions - net increase (decrease)	1,004,968	942,602
Total increase (decrease) in net assets	(172,353)	873,545

Net Assets
Beginning of period	20,194,668	19,321,123
End of period (including undistributed net investment income of $109,694 and undistributed net investment income of $98,882, respectively)	$ 20,022,315	$ 20,194,668

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Value Multi-Manager

	Six months ended November 30, 2015	Years ended May 31,
	(Unaudited)	2015	2014	2013	2012 E
Selected Per-Share Data
Net asset value, beginning of period	$ 14.83	$ 14.93	$ 13.32	$ 10.65	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.08	.16	.14	.17	.08
Net realized and unrealized gain (loss)	(.58)	1.23	2.37	2.92	.59
Total from investment operations	(.50)	1.39	2.51	3.09	.67
Distributions from net investment income	(.07)	(.15)	(.14)	(.16)	(.02)
Distributions from net realized gain	(.30)	(1.35)	(.77)	(.26)	-
Total distributions	(.37)	(1.49) I	(.90) H	(.42)	(.02)
Net asset value, end of period	$ 13.96	$ 14.83	$ 14.93	$ 13.32	$ 10.65
Total Return B, C	(3.43)%	9.78%	19.66%	29.71%	6.71%
Ratios to Average Net AssetsF
Expenses before reductions	1.36%A	1.25%	1.32%	1.30%	1.62%A
Expenses net of fee waivers, if any	.97%A	.97%	.97%	.97%	.97%A
Expenses net of all reductions	.97%A	.97%	.97%	.97%	.97%A
Net investment income (loss)	1.11%A	1.08%	.97%	1.43%	1.41%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 16,854	$ 17,235	$ 17,565	$ 15,774	$ 11,031
Portfolio turnover rateG	38%A	36%	59%	30%	14%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E For the period November 16, 2011 (commencement of operations) to May 31, 2012.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount does not include the portfolio activity of any Underlying Funds.

H Total distributions of $.90 per share is comprised of distributions from net investment income of $.137 and distributions from net realized gain of $.766 per share.

I Total distributions of $1.49 per share is comprised of distributions from net investment income of $.147 and distributions from net realized gain of $1.346 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class F

	Six months ended November 30, 2015	Years ended May 31,
	(Unaudited)	2015	2014	2013 E
Selected Per-Share Data
Net asset value, beginning of period	$ 14.87	$ 14.96	$ 13.33	$ 11.91
Income from Investment Operations
Net investment income (loss) D	.08	.17	.15	.08
Net realized and unrealized gain (loss)	(.57)	1.23	2.38	1.62
Total from investment operations	(.49)	1.40	2.53	1.70
Distributions from net investment income	(.07)	(.15)	(.14)	(.10)
Distributions from net realized gain	(.30)	(1.35)	(.77)	(.18)
Total distributions	(.37)	(1.49) I	(.90) H	(.28)
Net asset value, end of period	$ 14.01	$ 14.87	$ 14.96	$ 13.33
Total ReturnB, C	(3.35)%	9.83%	19.81%	14.61%
Ratios to Average Net AssetsF
Expenses before reductions	1.25%A	1.11%	1.26%	.98%A
Expenses net of fee waivers, if any	.87%A	.87%	.87%	.87%A
Expenses net of all reductions	.87%A	.87%	.87%	.87%A
Net investment income (loss)	1.20%A	1.18%	1.07%	1.40%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,934	$ 2,717	$ 1,535	$ 287
Portfolio turnover rateG	38%A	36%	59%	30%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E For the period December 18, 2012 (commencement of sale of shares) to May 31, 2013.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount does not include the portfolio activity of any Underlying Funds.

H Total distributions of $.90 per share is comprised of distributions from net investment income of $.137 and distributions from net realized gain of $.766 per share.

I Total distributions of $1.49 per share is comprised of distributions from net investment income of $.147 and distributions from net realized gain of $1.346 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class L

	Six months ended November 30, 2015	Years ended May 31,
	(Unaudited)	2015	2014 E
Selected Per-Share Data
Net asset value, beginning of period	$ 14.83	$ 14.93	$ 14.03
Income from Investment Operations
Net investment income (loss) D	.08	.16	.08
Net realized and unrealized gain (loss)	(.58)	1.23	1.38
Total from investment operations	(.50)	1.39	1.46
Distributions from net investment income	(.07)	(.15)	(.08)
Distributions from net realized gain	(.30)	(1.35)	(.48)
Total distributions	(.37)	(1.49) H	(.56)
Net asset value, end of period	$ 13.96	$ 14.83	$ 14.93
Total ReturnB, C	(3.43)%	9.78%	10.65%
Ratios to Average Net AssetsF
Expenses before reductions	1.33%A	1.22%	1.37%A
Expenses net of fee waivers, if any	.97%A	.97%	.97%A
Expenses net of all reductions	.97%A	.97%	.97%A
Net investment income (loss)	1.11%A	1.08%	.97%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 117	$ 121	$ 111
Portfolio turnover rateG	38%A	36%	59%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E For the period November 12, 2013 (commencement of sale of shares) to May 31, 2014.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount does not include the portfolio activity of any Underlying Funds.

H Total distributions of $1.49 per share is comprised of distributions from net investment income of $.147 and distributions from net realized gain of $1.346 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class N

	Six months ended November 30, 2015	Years ended May 31,
	(Unaudited)	2015	2014 E
Selected Per-Share Data
Net asset value, beginning of period	$ 14.81	$ 14.92	$ 14.03
Income from Investment Operations
Net investment income (loss) D	.06	.12	.06
Net realized and unrealized gain (loss)	(.58)	1.23	1.38
Total from investment operations	(.52)	1.35	1.44
Distributions from net investment income	(.06)	(.11)	(.07)
Distributions from net realized gain	(.30)	(1.35)	(.48)
Total distributions	(.35)H	(1.46)	(.55)
Net asset value, end of period	$ 13.94	$ 14.81	$ 14.92
Total ReturnB, C	(3.53)%	9.44%	10.54%
Ratios to Average Net AssetsF
Expenses before reductions	1.59%A	1.47%	1.63%A
Expenses net of fee waivers, if any	1.22%A	1.22%	1.22%A
Expenses net of all reductions	1.22%A	1.22%	1.22%A
Net investment income (loss)	.86%A	.83%	.72%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 117	$ 121	$ 111
Portfolio turnover rateG	38%A	36%	59%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E For the period November 12, 2013 (commencement of sale of shares) to May 31, 2014.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount does not include the portfolio activity of any Underlying Funds.

H Total distributions of $.35 per share is comprised of distributions from net investment income of $.057 and distributions from net realized gain of $.296 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended November 30, 2015 (Unaudited)

1. Organization.

Strategic Advisers Value Multi-Manager Fund (the Fund) is a fund of Fidelity Rutland Square Trust II (the Trust), and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. The Fund is available only to certain employer-sponsored retirement plans and certain Fidelity brokerage or mutual fund accounts. The Fund commenced sale of Class L and Class N shares on November 12, 2013. The Fund offers Value Multi-Manager, Class F, Class L and Class N shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Strategic Advisers, Inc. (Strategic Advisers) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

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2. Significant Accounting Policies - continued

Investment Valuation - continued

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated open-end mutual fund's NAV is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

2. Significant Accounting Policies - continued

Investment Valuation - continued

value in accordance with the Board's fair value pricing policies and is categorized as Level 2 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of November 30, 2015 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Underlying Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Semiannual Report

2. Significant Accounting Policies - continued

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Strategic Advisers funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Book-tax differences are primarily due to futures contracts, foreign currency transactions, passive foreign investment companies (PFIC), deferred trustees compensation and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 4,397,674
Gross unrealized depreciation	(523,522)
Net unrealized appreciation (depreciation) on securities	$ 3,874,152
Tax cost	$ 16,141,552

3. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk

Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the

Semiannual Report

3. Derivative Instruments - continued

Risk Exposures and the Use of Derivative Instruments - continued

Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts." The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

During the period the Fund recognized net realized gain (loss) of $(100,786) and a change in net unrealized appreciation (depreciation) of $60,666 related to its investment in futures contracts. These amounts are included in the Statement of Operations.

4. Purchases and Sales of Investments.

Purchases and sales of securities (including the Underlying Fund shares), other than short-term securities, aggregated $3,668,950 and $3,388,265, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Strategic Advisers (the investment adviser) provides the Fund with investment management related services. For these services, the Fund pays a monthly management fee to the investment adviser. The management fee is calculated by adding

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Fees and Other Transactions with Affiliates - continued

Management Fee - continued

the annual management fee rate of .30% of the Fund's average net assets throughout the month payable to the investment adviser to the aggregate of the fee rates, payable monthly, to the Fund's sub-advisers. The Fund's maximum aggregate management fee will not exceed 1.00% of the Fund's average net assets. For the reporting period, the total annual management fee rate was .51% of the Fund's average net assets.

Sub-Advisers. Aristotle Capital Management, LLC, Brandywine Global Investment Management, LLC, LSV Asset Management and Robeco Investment Management, Inc. (d/b/a Boston Partners) each served as a sub-adviser for the Fund during the period. Sub-advisers provide discretionary investment advisory services for their allocated portion of the Fund's assets and are paid by the investment adviser and not the Fund for providing these services.

FIAM LLC (FIAM) (formerly Pyramis Global Advisors, LLC), an affiliate of the investment adviser, has been retained to serve as a sub-adviser for the Fund. As of the date of the report, however, FIAM has not been allocated any portion of the Fund's assets. FIAM in the future may provide discretionary investment advisory services for an allocated portion of the Fund's assets and will be paid by the investment adviser for providing these services.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Class N pays Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, a Service Fee based on an annual percentage of Class N's average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Service Fee rate, total service fees and amounts retained by FDC were as follows:

	Service Fee	Total Fees	Retained by FDC
Class N	.25%	$ 145	$ 145

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund, except for Class F. Each class, except for Class F, does not directly pay transfer agent fees with respect to the portion of its assets invested in Underlying Funds, ETFs. FIIOC receives no fees for providing transfer

Semiannual Report

5. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

agency services to Class F. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each applicable class were as follows:

	Amount	% of Class-Level Average Net AssetsA
Value Multi-Manager	$ 10,301.12
Class L	56.10
Class N	56.10
	$ 10,413

A Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The fee is based on the level of average net assets for each month.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $13 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Expense Reductions.

The investment adviser has contractually agreed to reimburse Value Multi-Manager, Class L and Class N to the extent that annual operating expenses exceed certain levels of average net assets as noted in the table below. This reimbursement will remain in place through July 31, 2016. In addition, the investment adviser has voluntarily agreed to reimburse Class F to the extent that annual operating expenses exceed certain levels of average net assets as noted in the table below. Some expenses, for example interest

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

7. Expense Reductions - continued

expense, including commitment fees, are excluded from these reimbursements. The following classes of the Fund were in reimbursement during the period:

	Expense Limitations	Reimbursement
Value Multi-Manager	.97%	$ 32,520
Class F	.87%	5,364
Class L	.97%	211
Class N	1.22%	212

In addition, during the period the investment adviser reimbursed and/or waived a portion of class-level operating expenses as follows:

Amount
Value Multi-Manager	$ 353
Class L	2
Class N	2
$ 357

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended November 30, 2015	Year ended May 31, 2015
From net investment income
Value Multi-Manager	$ 83,967	$ 163,845
Class F	14,186	19,477
Class L	590	1,124
Class N	466	840
Total	$ 99,209	$ 185,286
From net realized gain
Value Multi-Manager	$ 345,196	$ 1,500,491
Class F	58,321	170,949
Class L	2,424	10,221
Class N	2,418	10,213
Total	$ 408,359	$ 1,691,874

Semiannual Report

9. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between funds:

	Shares		Dollars
	Six months ended November 30, 2015	Year ended May 31, 2015	Six months ended November 30, 2015	Year ended May 31, 2015
Value Multi-Manager
Shares sold	56,825	183,481	$ 794,566	$ 2,671,024
Reinvestment of distributions	30,201	114,344	429,163	1,664,336
Shares redeemed	(42,453)	(311,753)	(601,679)	(4,582,240)
Net increase (decrease)	44,573	(13,928)	$ 622,050	$ (246,880)
Class F
Shares sold	47,378	81,488	$ 670,795	$ 1,188,352
Reinvestment of distributions	5,088	13,060	72,508	190,426
Shares redeemed	(25,833)	(14,431)	(366,282)	(211,694)
Net increase (decrease)	26,633	80,117	$ 377,021	$ 1,167,084
Class L
Reinvestment of distributions	212	780	$ 3,014	$ 11,345
Net increase (decrease)	212	780	$ 3,014	$ 11,345
Class N
Reinvestment of distributions	203	759	$ 2,883	$ 11,053
Net increase (decrease)	203	759	$ 2,883	$ 11,053

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were the owners of record of 68% of the total outstanding shares of the Fund.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Strategic Advisers Value Multi-Manager Fund

Each year the Board of Trustees, including the Independent Trustees (together, the Board), votes at an in-person meeting on the renewal of the management contract with Strategic Advisers, Inc. (Strategic Advisers) and the sub-advisory agreements with Aristotle Capital Management LLC (Aristotle), Brandywine Global Investment Management, LLC (Brandywine), LSV Asset Management (LSV), Pyramis Global Advisors, LLC (Pyramis), and Robeco Investment Management, Inc. (dba Boston Partners) (collectively, the Sub-Advisory Agreements and, together with the management contract, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets at least four times per year and, at each of its meetings, considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The full Board or the Independent Trustees, as appropriate, act on all major matters; however, a portion of the activities of the Board (including certain of those described herein) may be conducted through standing committees that have been established by the Board.

At its September 2015 meeting, the Board, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including, (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expenses relative to peer funds; (iii) the total costs of the services to be provided by and the profits, if any, to be realized by Strategic Advisers from its relationship with the fund; (iv) the extent to which (if any) economies of scale exist and would be realized as the fund grows; and (v) whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts is in the best interests of the fund and its shareholders. In addition, with respect to the Sub-Advisory Agreements, the Board also concluded that the renewal of such agreements does not involve a conflict of interest from which Strategic Advisers or its affiliates derive an inappropriate advantage. Also, the Board found that the advisory fees to be charged under the Advisory Contracts bear a reasonable relationship to the services rendered and are based on services provided that are in addition to, rather than duplicative of, services provided under the advisory contract of any underlying fund in which the fund may invest. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board throughout the year.

Semiannual Report

Nature, Extent, and Quality of Services Provided. The Board considered the staffing within the investment adviser, Strategic Advisers, and each sub-adviser, Aristotle, Brandywine, LSV, Pyramis, and Boston Partners (collectively, the Investment Advisers), including the backgrounds of the fund's investment personnel and the fund's investment objective, strategies and related investment philosophy. The Independent Trustees also had discussions with senior management of Strategic Advisers' investment operations and investment groups. The Board considered the structure of each Investment Adviser's portfolio manager compensation program and whether such structures provide appropriate incentives to act in the best interests of the fund.

The Trustees also discussed with representatives of Strategic Advisers, at meetings throughout the year, Strategic Advisers' role in (i) identifying and recommending to the Trustees one or more sub-advisers for the fund; (ii) overseeing compliance with federal securities laws by each sub-adviser with respect to fund assets; (iii) monitoring and overseeing the performance and investment capabilities of each sub-adviser; and (iv) recommending the replacement of a sub-adviser as appropriate. The Trustees considered that the Board had received from Strategic Advisers substantial information and periodic reports about the sub-adviser oversight and due diligence processes, as well as periodic reports regarding the performance of each sub-adviser.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to managing and compensating investment personnel. The Board noted that the Investment Advisers' analysts have extensive resources, tools, and capabilities that allow them to conduct sophisticated quantitative and/or fundamental analysis. Additionally, in its deliberations, the Board considered the Investment Advisers' trading capabilities and resources and global compliance infrastructure, which are integral parts of the investment management process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for the fund; (ii) the nature and extent of Strategic Advisers' supervision of third party service providers, including the sub-advisers, custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. The Board took into account discussions with Strategic Advisers about fund investment performance that occur at Board meetings throughout the year. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for the fund, for different time periods, measured against a securities market index ("benchmark index") and a peer group of mutual funds with similar objectives ("peer group").

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

In connection with the renewal of the Advisory Contracts, the Board reviewed the fund's absolute investment performance, as well as the fund's relative investment performance measured over multiple periods against a benchmark index and peer group. Because the fund had been in existence less than five years, the following charts considered by the Board show, over the one- and three-year periods ended December 31, 2014, the cumulative total returns of the fund and the cumulative total returns of an appropriate benchmark index and peer group. The box within each chart shows the 25th percentile return (75% beaten, top of box) and the 75th percentile return (25% beaten, bottom of box) of the peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten numbers noted below each chart corresponds to the percentile box and represents the percentage of funds in the peer group whose performance was equal to or lower than that of the fund.

Strategic Advisers Value Multi-Manager Fund

The Board reviewed the fund's relative investment performance against its peer group and noted that the performance of the retail class was in the second quartile for the one- and three-year periods ended December 31, 2014. The Board also noted that the retail class had out-performed 73% and 70% of its peers for the one- and three-year periods, respectively, ended December 31, 2014. The Board also noted that the investment performance of the fund was lower than its benchmark for the periods shown.

Semiannual Report

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should benefit the fund's shareholders.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered the amount and nature of fees paid to the Investment Advisers. The Board also considered information comparing the management fees and total expenses of the fund to those of other registered investment companies with investment objectives similar to those of the fund. The Board noted that the fund's maximum aggregate annual management fee rate may not exceed 1.00% of the fund's average daily net assets. The Board also considered Strategic Advisers' contractual commitment to reimburse the retail class, Class L, and Class N through July 31, 2016 to the extent that the total operating expenses of the class (excluding interest, certain taxes, certain securities lending costs, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses, if any), as a percentage of net assets, exceed 0.97%, 0.97%, and 1.22%, respectively. In addition, the Board also noted that Strategic Advisers has voluntarily agreed to reimburse Class F of the fund to the extent that total operating expenses of the class (excluding interest, certain taxes, certain securities lending costs, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses, if any) exceed 0.87% of the class' average net assets and that such arrangement may be terminated by Strategic Advisers at any time.

The Board considered the fund's management fee and total expenses compared to "mapped groups" of competitive funds created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Strategic Advisers uses "mapped groups," which are created by Fidelity by combining similar Lipper investment objective categories that it believes have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which Strategic Advisers' funds are compared.

Management Fee. The Board considered two proprietary management fee comparisons. The group of Lipper funds used by the Board for management fee comparisons is referred to as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures are also comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG % and the number of funds in the Total Mapped Group are in the chart below. The Board also compared the fund's management fee to an "Asset-Size Peer Group" (ASPG), which is a sub-set of the competitive funds in the Total Mapped Group. The ASPG comparison focuses on a fund's standing relative to non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked, is also included in the chart and considered by the Board.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Strategic Advisers Value Multi-Manager Fund

The Board noted that the fund's management fee was ranked below the median of its Total Mapped Group and below the median of its ASPG for the 12-month period ended February 28, 2015.

Based on its review, the Board concluded that the fund's management fee bears a reasonable relationship to the services rendered.

Semiannual Report

Total Expenses. In its review of the total expenses of each class of the fund, the Board considered the fund's management fee as well as other fund or class expenses, as applicable, such as expenses from holding Fidelity and non-Fidelity mutual funds and ETFs, transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. The Board further noted that the fund's total expenses were compared to classes of competitive funds having similar load types. This comparison, which is a proxy for comparing funds by distribution channel, showed the fund's position relative to competitive funds with the same load type.

The Board noted that the total expenses of each of the retail class, Class L, and Class N were above, and the total expenses of Class F were below, the median of the fund's Total Mapped Group for the 12-month period ended February 28, 2015. The Board considered that, in general, various factors can affect total expenses. The total expenses for retail class and Class L ranked below median when compared to a universe of no-load funds. The total expenses for Class N ranked above the competitive median of its institutional peer group primarily because of its 0.25% 12b-1 fee.

Fees Charged to Other Clients. The Board also considered fee structures paid by the Investment Advisers' other clients, such as other funds advised or subadvised by the Investment Advisers, pension plan clients, and other institutional clients with similar investment mandates.

Based on its review of the total expense ratios and fees charged to other clients of Strategic Advisers or its affiliates, the Board concluded that the total expenses of the fund were reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered information regarding the revenues earned and expenses incurred by Strategic Advisers and its affiliates in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders.

On an annual basis, Strategic Advisers presents to the Board information about the profitability of its relationship with the fund. Strategic Advisers calculates profitability information for the fund using a series of detailed revenue and cost allocation methodologies. The Board reviews any significant changes from the prior year's methodologies. Strategic Advisers noted that, to the extent possible, it employs the same corporate reporting of revenues and expenses as those used by other Fidelity funds.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of fund profitability and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board also reviewed Strategic Advisers' and its affiliates' non-fund businesses and fall-out benefits related to the mutual fund business, as well as cases where Strategic Advisers' affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized, if any, by Strategic Advisers and its affiliates in connection with the operation of the fund and was satisfied that the profitability was not excessive.

Possible Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Strategic Advisers funds, whether the Strategic Advisers funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board considered that the fund's sub-advisory contracts provide for breakpoints as the fund's assets grow and noted that any potential decline in sub-advisory fees would accrue directly to the fund. The Board took into consideration Strategic Advisers' contractual expense reimbursement commitment.

Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee structures bear a reasonable relationship to the services rendered and that the fund's Advisory Contracts should be renewed because each agreement is in the best interests of the fund and its shareholders. The Board also concluded that the advisory fees charged thereunder are based on services provided that are in addition to, rather than duplicative of, services provided under the advisory contract of any underlying fund in which the fund may invest. In addition, with respect to each Sub-Advisory Agreement, the Board concluded that the renewal of the agreement does not involve a conflict of interest from which Strategic Advisers or its affiliates derive an inappropriate advantage.

Semiannual Report

Investment Adviser

Strategic Advisers, Inc.
Boston, MA

Investment Sub-Advisers

Aristotle Capital Management, LLC

Brandywine Global Investment
Management, LLC

LSV Asset Management

FIAM LLC

Robeco Investment Management, Inc.

(d/b/a Boston Partners)

General Distributor

Fidelity Distributors Corporation
Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

State Street Bank and Trust Company

Boston, MA

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
245 Summer St., Boston, MA 02210
www.fidelity.com

MMV-L-MMV-N-SANN-0116
1.9585617.102
Contents Shareholder Expense Example Investment Changes (Unaudited) Investments November 30, 2015 (Unaudited) Financial Statements Notes to Financial Statements Board Approval of Investment Advisory Contracts and Management Fees Contents Shareholder Expense Example Investment Changes (Unaudited) Investments November 30, 2015 (Unaudited) Financial Statements Notes to Financial Statements Board Approval of Investment Advisory Contracts and Management Fees Contents Shareholder Expense Example Investment Changes (Unaudited) Investments November 30, 2015 (Unaudited) Financial Statements Notes to Financial Statements Board Approval of Investment Advisory Contracts and Management Fees Contents Shareholder Expense Example Investment Changes (Unaudited) Investments November 30, 2015 (Unaudited) Financial Statements Notes to Financial Statements Board Approval of Investment Advisory Contracts and Management Fees

Strategic Advisers®
Growth Fund

Offered exclusively to certain clients of Strategic Advisers, Inc. - not available for sale to the general public

Semiannual Report

November 30, 2015

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Board Approval of Investment Advisory Contracts and Management Fees	(Click Here)

To view a fund's proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-3455 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2016 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (June 1, 2015 to November 30, 2015).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition to the direct expenses incurred by the Fund presented in the table, as a shareholder of the underlying mutual funds (the Underlying Funds), the Fund also indirectly bears its proportionate share of the expenses of the Underlying Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition to the direct expenses incurred by the Fund presented in the table, as a shareholder of the Underlying Funds, the Fund also indirectly bears its proportionate share of the expenses of the Underlying Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense RatioB	Beginning Account Value June 1, 2015	Ending Account Value November 30, 2015	Expenses Paid During PeriodC June 1, 2015 to November 30, 2015
Actual	.31%	$ 1,000.00	$ 1,010.00	$ 1.56
HypotheticalA		$ 1,000.00	$ 1,023.45	$ 1.57

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

C Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period). The fees and expenses of the Underlying Funds in which the Fund invests are not included in the Fund's annualized expense ratio.

Semiannual Report

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Top Ten Holdings as of November 30, 2015
(excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
Fidelity Growth Company Fund	9.7	8.7
Apple, Inc.	3.9	4.8
Columbia Select Large Cap Growth Fund Class R5	3.2	3.2
Wells Fargo Advantage Premier Large Co. Growth Fund Administrator Class	2.9	3.4
Amazon.com, Inc.	2.3	1.1
Gilead Sciences, Inc.	2.1	2.2
Home Depot, Inc.	2.1	1.7
Alphabet, Inc. Class A	2.1	1.4
Facebook, Inc. Class A	1.9	1.4
Alphabet, Inc. Class C	1.9	1.3
	32.1
Top Five Market Sectors as of November 30, 2015
(stocks only)	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	26.2	25.2
Consumer Discretionary	16.8	15.2
Health Care	14.3	14.7
Consumer Staples	7.3	6.8
Industrials	6.2	6.2
Asset Allocation (% of fund's net assets)
As of November 30, 2015	As of May 31, 2015
Stocks 79.3%	Stocks 77.1%
Large Blend Funds 1.3%	Large Blend Funds 2.6%
Large Growth Funds 16.8%	Large Growth Funds 16.2%
Large Value Funds 1.3%	Large Value Funds 0.0%
Short-Term Investments and Net Other Assets (Liabilities) 1.3%	Short-Term Investments and Net Other Assets (Liabilities) 4.1%

Asset allocations of equity funds in the pie charts reflect the categorizations of assets as defined by Morningstar as of the reporting dates indicated above.

Semiannual Report

Investments November 30, 2015 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 79.1%
	Shares	Value
CONSUMER DISCRETIONARY - 16.6%
Auto Components - 0.4%
Lear Corp.	453,710	$ 57,122,089
Automobiles - 0.3%
General Motors Co.	408,050	14,771,410
Tesla Motors, Inc. (a)	93,535	21,537,369
		36,308,779
Hotels, Restaurants & Leisure - 2.7%
Brinker International, Inc.	456,410	20,821,424
Carnival Corp. unit	345,663	17,466,351
Chipotle Mexican Grill, Inc. (a)	7,896	4,576,127
Darden Restaurants, Inc.	308,300	17,317,211
Domino's Pizza, Inc.	136,702	14,691,364
Dunkin' Brands Group, Inc.	294,300	12,484,206
Hilton Worldwide Holdings, Inc.	1,022,850	23,750,577
Las Vegas Sands Corp.	218,000	9,605,080
Marriott International, Inc. Class A	327,905	23,251,744
McDonald's Corp.	550,260	62,817,682
Norwegian Cruise Line Holdings Ltd. (a)	313,088	17,983,775
Starbucks Corp.	760,350	46,677,887
Wyndham Worldwide Corp.	273,600	20,771,712
Yum! Brands, Inc.	550,777	39,936,840
		332,151,980
Household Durables - 0.4%
D.R. Horton, Inc.	964,200	31,153,302
Mohawk Industries, Inc. (a)	72,322	13,793,252
		44,946,554
Internet & Catalog Retail - 3.0%
Amazon.com, Inc. (a)	425,646	282,969,461
Expedia, Inc.	129,840	15,984,602
Priceline Group, Inc. (a)	43,995	54,943,156
TripAdvisor, Inc. (a)	33,688	2,774,881
Vipshop Holdings Ltd. ADR (a)	208,684	3,449,547
Zalando SE (a)	107,612	3,649,688
		363,771,335
Media - 2.8%
Charter Communications, Inc. Class A (a)	122,813	23,010,244
Comcast Corp. Class A	2,132,767	129,800,200
Legend Pictures LLC (a)(e)(f)	2,783	6,110,550
Omnicom Group, Inc.	312,540	23,102,957
The Walt Disney Co.	833,604	94,589,046
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Media - continued
Time Warner Cable, Inc.	90,078	$ 16,643,712
Twenty-First Century Fox, Inc. Class A	688,700	20,323,537
Viacom, Inc. Class B (non-vtg.)	568,020	28,281,716
		341,861,962
Multiline Retail - 0.0%
Target Corp.	28,433	2,061,393
Specialty Retail - 5.7%
American Eagle Outfitters, Inc.	1,333,890	20,768,667
AutoNation, Inc. (a)	275,869	17,633,546
AutoZone, Inc. (a)	127,488	99,921,270
Best Buy Co., Inc.	650,223	20,664,087
Dick's Sporting Goods, Inc.	170,971	6,672,998
Foot Locker, Inc.	333,800	21,697,000
GameStop Corp. Class A	351,982	12,329,929
Home Depot, Inc.	1,932,077	258,666,469
L Brands, Inc.	292,750	27,931,278
Lowe's Companies, Inc.	717,305	54,945,563
O'Reilly Automotive, Inc. (a)	146,600	38,683,342
Ross Stores, Inc.	226,987	11,805,594
TJX Companies, Inc.	700,120	49,428,472
Ulta Salon, Cosmetics & Fragrance, Inc. (a)	345,802	57,748,934
		698,897,149
Textiles, Apparel & Luxury Goods - 1.3%
lululemon athletica, Inc. (a)	91,634	4,381,938
Michael Kors Holdings Ltd. (a)	166,180	7,149,064
NIKE, Inc. Class B	902,375	119,366,165
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	314,328	9,492,706
Under Armour, Inc. Class A (sub. vtg.) (a)	233,541	20,135,905
		160,525,778
TOTAL CONSUMER DISCRETIONARY		2,037,647,019
CONSUMER STAPLES - 7.3%
Beverages - 2.2%
Anheuser-Busch InBev SA NV ADR	204,400	26,257,224
Molson Coors Brewing Co. Class B	310,000	28,529,300
Monster Beverage Corp.	316,675	48,961,122
PepsiCo, Inc.	1,135,775	113,759,224
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Beverages - continued
SABMiller PLC sponsored ADR	255,683	$ 15,545,526
The Coca-Cola Co.	920,069	39,213,341
		272,265,737
Food & Staples Retailing - 1.3%
CVS Health Corp.	1,189,164	111,888,441
Kroger Co.	1,161,800	43,753,388
		155,641,829
Food Products - 1.9%
Archer Daniels Midland Co.	936,303	34,165,696
Bunge Ltd.	239,517	15,954,227
Danone SA sponsored ADR	1,668,388	23,324,064
General Mills, Inc.	476,883	27,544,762
Kellogg Co.	370,210	25,459,342
Keurig Green Mountain, Inc.	115,755	6,065,562
Mead Johnson Nutrition Co. Class A	177,146	14,276,196
Mondelez International, Inc.	818,076	35,717,198
Tyson Foods, Inc. Class A	917,326	45,866,300
		228,373,347
Household Products - 0.3%
Colgate-Palmolive Co.	265,871	17,462,407
Procter & Gamble Co.	274,363	20,533,327
		37,995,734
Personal Products - 0.1%
Estee Lauder Companies, Inc. Class A	128,700	10,826,244
Tobacco - 1.5%
Altria Group, Inc.	392,274	22,594,982
Philip Morris International, Inc.	1,351,369	118,096,137
Reynolds American, Inc.	1,041,200	48,155,500
		188,846,619
TOTAL CONSUMER STAPLES		893,949,510
ENERGY - 1.4%
Energy Equipment & Services - 0.4%
Cameron International Corp. (a)	198,671	13,567,243
Halliburton Co.	406,970	16,217,755
Schlumberger Ltd.	219,621	16,943,760
		46,728,758
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - 1.0%
Apache Corp.	313,210	$ 15,403,668
EOG Resources, Inc.	236,950	19,768,739
Marathon Petroleum Corp.	618,628	36,134,061
Occidental Petroleum Corp.	202,030	15,271,448
Tesoro Corp.	208,300	23,989,911
Valero Energy Corp.	196,500	14,120,490
		124,688,317
TOTAL ENERGY		171,417,075
FINANCIALS - 4.0%
Banks - 0.6%
JPMorgan Chase & Co.	1,033,530	68,915,780
Capital Markets - 0.8%
Charles Schwab Corp.	1,221,600	41,180,136
Goldman Sachs Group, Inc.	155,900	29,624,118
Greenhill & Co., Inc.	76,755	2,034,775
SEI Investments Co.	428,602	23,311,663
		96,150,692
Consumer Finance - 0.7%
American Express Co.	97,903	7,013,771
Capital One Financial Corp.	620,920	48,748,429
Discover Financial Services	396,827	22,523,901
LendingClub Corp.	913,854	10,984,525
		89,270,626
Diversified Financial Services - 0.6%
CME Group, Inc.	376,800	36,794,520
FactSet Research Systems, Inc.	82,060	13,911,632
McGraw Hill Financial, Inc.	150,090	14,479,182
MSCI, Inc. Class A	171,350	12,015,062
		77,200,396
Insurance - 0.7%
Everest Re Group Ltd.	106,090	19,567,240
FNF Group	436,453	15,646,840
MetLife, Inc.	226,699	11,582,052
Prudential Financial, Inc.	285,342	24,696,350
XL Group PLC Class A	381,100	14,550,398
		86,042,880
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Investment Trusts - 0.5%
American Tower Corp.	472,693	$ 46,976,230
Extra Space Storage, Inc.	223,912	18,752,630
		65,728,860
Real Estate Management & Development - 0.1%
Realogy Holdings Corp. (a)	248,497	10,265,411
TOTAL FINANCIALS		493,574,645
HEALTH CARE - 14.3%
Biotechnology - 5.5%
AbbVie, Inc.	350,600	20,387,390
Alexion Pharmaceuticals, Inc. (a)	274,786	49,032,814
Alnylam Pharmaceuticals, Inc. (a)	27,760	2,888,706
Amgen, Inc.	526,725	84,855,398
Biogen, Inc. (a)	176,973	50,766,475
BioMarin Pharmaceutical, Inc. (a)	259,160	24,716,089
Celgene Corp. (a)	1,313,418	143,753,600
Gilead Sciences, Inc.	2,450,645	259,670,344
Intrexon Corp. (a)	64,390	2,338,001
Seattle Genetics, Inc. (a)	35,005	1,469,510
Vertex Pharmaceuticals, Inc. (a)	209,250	27,068,580
		666,946,907
Health Care Equipment & Supplies - 1.3%
DexCom, Inc. (a)	63,623	5,409,227
Edwards Lifesciences Corp. (a)	240,882	39,263,766
Hologic, Inc. (a)	560,895	22,632,113
Intuitive Surgical, Inc. (a)	40,264	20,938,085
Medtronic PLC	464,580	35,001,457
St. Jude Medical, Inc.	159,100	10,039,210
Varian Medical Systems, Inc. (a)	186,958	15,102,467
Zimmer Biomet Holdings, Inc.	53,998	5,454,338
		153,840,663
Health Care Providers & Services - 2.9%
Aetna, Inc.	246,900	25,368,975
Cardinal Health, Inc.	238,600	20,722,410
Centene Corp. (a)	283,122	16,350,296
Cigna Corp.	187,800	25,349,244
Community Health Systems, Inc. (a)	422,289	12,221,044
Express Scripts Holding Co. (a)	218,613	18,687,039
HCA Holdings, Inc. (a)	771,583	52,513,939
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Providers & Services - continued
Laboratory Corp. of America Holdings (a)	207,400	$ 25,207,396
McKesson Corp.	336,769	63,767,210
Molina Healthcare, Inc. (a)	230,382	13,882,819
UnitedHealth Group, Inc.	762,870	85,983,078
		360,053,450
Health Care Technology - 0.2%
athenahealth, Inc. (a)	127,829	21,443,315
Cerner Corp. (a)	53,529	3,190,328
		24,633,643
Life Sciences Tools & Services - 1.1%
Agilent Technologies, Inc.	456,820	19,104,212
Illumina, Inc. (a)	140,884	25,908,568
Thermo Fisher Scientific, Inc.	669,842	92,706,133
		137,718,913
Pharmaceuticals - 3.3%
Allergan PLC (a)	334,271	104,924,324
Bristol-Myers Squibb Co.	1,357,633	90,974,987
Eli Lilly & Co.	410,946	33,714,010
Endo Health Solutions, Inc. (a)	79,938	4,914,588
Merck & Co., Inc.	1,200,589	63,643,223
Novartis AG sponsored ADR	189,257	16,132,267
Novo Nordisk A/S Series B sponsored ADR	393,683	21,640,755
Pfizer, Inc.	504,012	16,516,473
Shire PLC sponsored ADR	184,950	38,536,182
Zoetis, Inc. Class A	351,325	16,406,878
		407,403,687
TOTAL HEALTH CARE		1,750,597,263
INDUSTRIALS - 6.2%
Aerospace & Defense - 2.5%
General Dynamics Corp.	268,987	39,395,836
Honeywell International, Inc.	325,240	33,808,698
Lockheed Martin Corp.	127,550	27,953,858
Northrop Grumman Corp.	327,059	60,950,715
Textron, Inc.	480,105	20,486,080
The Boeing Co.	368,854	53,649,814
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Aerospace & Defense - continued
TransDigm Group, Inc. (a)	24,163	$ 5,669,365
United Technologies Corp.	700,832	67,314,914
		309,229,280
Air Freight & Logistics - 1.0%
Expeditors International of Washington, Inc.	413,080	20,050,903
FedEx Corp.	248,779	39,441,423
United Parcel Service, Inc. Class B	541,534	55,783,417
XPO Logistics, Inc. (a)	89,307	2,723,864
		117,999,607
Airlines - 0.9%
Copa Holdings SA Class A	241,310	12,463,662
Delta Air Lines, Inc.	1,200,039	55,753,812
JetBlue Airways Corp. (a)	622,400	15,398,176
United Continental Holdings, Inc. (a)	393,666	21,939,006
		105,554,656
Building Products - 0.4%
Owens Corning	995,533	46,630,766
Electrical Equipment - 0.0%
SolarCity Corp. (a)	52,778	1,517,895
Industrial Conglomerates - 0.4%
Danaher Corp.	201,149	19,388,752
Roper Industries, Inc.	139,871	27,063,640
		46,452,392
Machinery - 0.1%
Caterpillar, Inc.	145,160	10,545,874
Professional Services - 0.1%
IHS, Inc. Class A (a)	43,542	5,369,164
Verisk Analytics, Inc. (a)	172,493	12,928,350
		18,297,514
Road & Rail - 0.8%
Canadian Pacific Railway Ltd.	318,500	46,957,554
Union Pacific Corp.	653,665	54,875,177
		101,832,731
TOTAL INDUSTRIALS		758,060,715
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - 26.2%
Communications Equipment - 1.3%
Cisco Systems, Inc.	1,689,663	$ 46,043,317
Harris Corp.	247,800	20,599,614
Juniper Networks, Inc.	1,045,900	31,512,967
Palo Alto Networks, Inc. (a)	28,732	5,382,653
QUALCOMM, Inc.	1,150,870	56,150,947
		159,689,498
Electronic Equipment & Components - 0.1%
Keysight Technologies, Inc. (a)	313,825	9,668,948
Internet Software & Services - 7.2%
Alibaba Group Holding Ltd. sponsored ADR (a)	316,921	26,646,718
Alphabet, Inc.:
Class A (a)	333,893	254,710,275
Class C	314,099	233,249,917
Autohome, Inc. ADR Class A (a)	160,187	4,853,666
Dropbox, Inc. (a)(f)	286,254	3,864,429
eBay, Inc. (a)	605,507	17,916,952
Facebook, Inc. Class A (a)	2,273,937	237,035,193
LinkedIn Corp. Class A (a)	252,147	61,299,457
MercadoLibre, Inc.	47,210	5,818,160
Pandora Media, Inc. (a)	244,031	3,367,628
SurveyMonkey (f)	163,411	2,686,477
Twitter, Inc. (a)	701,470	17,817,338
Yelp, Inc. (a)	87,433	2,634,356
Zillow Group, Inc. (a)	173,518	4,516,674
Zillow Group, Inc. Class C (a)	347,036	8,554,437
		884,971,677
IT Services - 6.5%
Accenture PLC Class A	266,242	28,546,467
Alliance Data Systems Corp. (a)	308,373	88,456,795
Amdocs Ltd.	308,178	17,433,629
Automatic Data Processing, Inc.	68,764	5,931,583
Cognizant Technology Solutions Corp. Class A (a)	1,431,260	92,430,771
Fidelity National Information Services, Inc.	753,067	47,947,776
Fiserv, Inc. (a)	341,500	32,865,960
FleetCor Technologies, Inc. (a)	357,685	54,979,761
Gartner, Inc. Class A (a)	52,889	4,934,544
Global Payments, Inc.	311,877	22,096,485
IBM Corp.	88,600	12,352,612
MasterCard, Inc. Class A	1,227,100	120,157,632
PayPal Holdings, Inc. (a)	557,987	19,674,622
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
IT Services - continued
Vantiv, Inc. (a)	655,412	$ 34,546,767
Visa, Inc. Class A	2,643,368	208,852,506
		791,207,910
Semiconductors & Semiconductor Equipment - 1.9%
Analog Devices, Inc.	622,555	38,368,065
Applied Materials, Inc.	582,050	10,925,079
ARM Holdings PLC sponsored ADR	284,214	14,409,650
Avago Technologies Ltd.	184,313	24,043,631
Broadcom Corp. Class A	212,959	11,633,950
Lam Research Corp.	761,000	59,510,200
NXP Semiconductors NV (a)	514,220	48,059,001
Skyworks Solutions, Inc.	267,700	22,224,454
		229,174,030
Software - 5.0%
Activision Blizzard, Inc.	802,290	30,214,241
Adobe Systems, Inc. (a)	486,050	44,454,133
Aspen Technology, Inc. (a)	546,743	24,029,355
Autodesk, Inc. (a)	294,618	18,699,404
Electronic Arts, Inc. (a)	1,001,056	67,861,586
FireEye, Inc. (a)	136,168	3,115,524
Intuit, Inc.	275,788	27,633,958
Microsoft Corp.	3,339,659	181,510,467
Mobileye NV (a)	53,864	2,348,470
NetSuite, Inc. (a)	45,789	3,910,381
Oracle Corp.	2,489,634	97,021,037
Salesforce.com, Inc. (a)	164,392	13,100,398
ServiceNow, Inc. (a)	173,801	15,122,425
SolarWinds, Inc. (a)	514,450	30,059,314
Splunk, Inc. (a)	253,095	15,059,153
Synopsys, Inc. (a)	439,300	22,000,144
Tableau Software, Inc. (a)	53,380	5,179,461
Workday, Inc. Class A (a)	178,877	14,973,794
		616,293,245
Technology Hardware, Storage & Peripherals - 4.2%
3D Systems Corp. (a)	70,077	639,102
Apple, Inc.	4,088,115	483,624,005
NCR Corp. (a)	819,670	22,221,254
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Technology Hardware, Storage & Peripherals - continued
Stratasys Ltd. (a)	24,362	$ 609,050
Western Digital Corp.	150,604	9,399,196
		516,492,607
TOTAL INFORMATION TECHNOLOGY		3,207,497,915
MATERIALS - 2.1%
Chemicals - 2.0%
Ashland, Inc.	372,430	41,954,240
FMC Corp.	193,070	8,296,218
LyondellBasell Industries NV Class A	689,662	66,083,413
Monsanto Co.	691,052	65,760,508
PPG Industries, Inc.	406,400	42,972,736
Sherwin-Williams Co.	86,150	23,783,431
		248,850,546
Metals & Mining - 0.1%
Freeport-McMoRan, Inc.	547,990	4,482,558
TOTAL MATERIALS		253,333,104
TELECOMMUNICATION SERVICES - 0.9%
Diversified Telecommunication Services - 0.8%
AT&T, Inc.	647,288	21,794,187
Verizon Communications, Inc.	1,604,314	72,916,071
		94,710,258
Wireless Telecommunication Services - 0.1%
SBA Communications Corp. Class A (a)	190,300	20,011,948
TOTAL TELECOMMUNICATION SERVICES		114,722,206
UTILITIES - 0.1%
Independent Power and Renewable Electricity Producers - 0.1%
The AES Corp.	866,684	8,658,173
TOTAL COMMON STOCKS (Cost $6,563,461,406)		9,689,457,625
Preferred Stocks - 0.2%
	Shares	Value
Convertible Preferred Stocks - 0.1%
CONSUMER DISCRETIONARY - 0.1%
Diversified Consumer Services - 0.1%
Airbnb, Inc. Series D (a)(f)	98,859	$ 9,203,219
INFORMATION TECHNOLOGY - 0.0%
Internet Software & Services - 0.0%
Dropbox, Inc. Series A (a)(f)	28,508	384,858
TOTAL CONVERTIBLE PREFERRED STOCKS		9,588,077
Nonconvertible Preferred Stocks - 0.1%
CONSUMER DISCRETIONARY - 0.1%
Internet & Catalog Retail - 0.1%
Flipkart Series D (a)(f)	52,096	5,416,421
INFORMATION TECHNOLOGY - 0.0%
IT Services - 0.0%
Palantir Technologies, Inc.:
Series G (a)(f)	296,161	2,280,440
Series H (a)(f)	93,416	719,303
Series H1 (a)(f)	93,416	719,303
		3,719,046
TOTAL NONCONVERTIBLE PREFERRED STOCKS		9,135,467
TOTAL PREFERRED STOCKS (Cost $7,040,302)		18,723,544
Equity Funds - 19.4%

Large Blend Funds - 1.3%
BBH Core Select Fund Class N	7,240,606	163,637,689
Large Growth Funds - 16.8%
Columbia Select Large Cap Growth Fund Class R5	21,035,729	394,209,561
Fidelity Growth Company Fund (c)	8,269,817	1,187,214,882
Equity Funds - continued
	Shares	Value
Large Growth Funds - continued
PRIMECAP Odyssey Growth Fund	4,193,705	$ 115,452,695
Wells Fargo Advantage Premier Large Co. Growth Fund Administrator Class	22,357,685	359,064,428
TOTAL LARGE GROWTH FUNDS		2,055,941,566
Large Value Funds - 1.3%
Fidelity SAI U.S. Quality Index Fund (c)	14,620,789	153,225,870
TOTAL EQUITY FUNDS (Cost $1,737,526,575)		2,372,805,125
U.S. Treasury Obligations - 0.0%
	Principal Amount
U.S. Treasury Bills, yield at date of purchase 0.1% 1/28/16 (d) (Cost $3,459,440)	$ 3,460,000	3,459,664
Money Market Funds - 1.2%
	Shares
Dreyfus Treasury & Agency Cash Management Fund Institutional Shares, 0.01% (b) (Cost $153,215,334)	153,215,334	153,215,334
TOTAL INVESTMENT PORTFOLIO - 99.9% (Cost $8,464,703,057)		12,237,661,292
NET OTHER ASSETS (LIABILITIES) - 0.1%		6,597,506
NET ASSETS - 100%		$ 12,244,258,798
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
627 ICE Russell 1000 Growth Index Contracts (United States)	Dec. 2015	$ 63,759,630	$ 4,239,177
TOTAL EQUITY INDEX CONTRACTS		$ 63,759,630	$ 4,239,177

The face value of futures purchased as a percentage of net assets is 0.5%
For the period, the average monthly underlying face amount at value for futures contracts in the aggregate was $249,915,427
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end.
(c) Affiliated Fund
(d) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $2,553,752.
(e) Investment is owned by an entity that is treated as a corporation for U.S. tax purposes and is wholly-owned by the Fund.

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $31,385,000 or 0.3% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
Airbnb, Inc. Series D	4/16/14	$ 4,024,850
Dropbox, Inc.	5/1/12	$ 2,591,086
Dropbox, Inc. Series A	5/25/12	$ 257,972
Flipkart Series D	10/4/13	$ 1,195,447
Legend Pictures LLC	3/8/12	$ 2,977,445
Security	Acquisition Date	Acquisition Cost
Palantir Technologies, Inc. Series G	7/19/12	$ 906,253
Palantir Technologies, Inc. Series H	10/25/13	$ 327,890
Palantir Technologies, Inc. Series H1	10/25/13	$ 327,890
SurveyMonkey	11/25/14	$ 2,688,111
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Growth Company Fund	$ 1,144,953,300	$ 25,000,000	$ -	$ -	$ 1,187,214,882
Fidelity SAI U.S. Quality Index Fund	-	150,000,000	-	-	153,225,870
Total	$ 1,144,953,300	$ 175,000,000	$ -	$ -	$ 1,340,440,752
Other Information

The following is a summary of the inputs used, as of November 30, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 2,052,266,659	$ 2,031,536,469	$ -	$ 20,730,190
Consumer Staples	893,949,510	893,949,510	-	-
Energy	171,417,075	171,417,075	-	-
Financials	493,574,645	493,574,645	-	-
Health Care	1,750,597,263	1,750,597,263	-	-
Industrials	758,060,715	758,060,715	-	-
Information Technology	3,211,601,819	3,200,947,009	-	10,654,810
Materials	253,333,104	253,333,104	-	-
Telecommunica- tion Services	114,722,206	114,722,206	-	-
Utilities	8,658,173	8,658,173	-	-
Equity Funds	2,372,805,125	2,372,805,125	-	-
U.S. Treasury Obligations	3,459,664	-	3,459,664	-
Money Market Funds	153,215,334	153,215,334	-	-
Total Investments in Securities:	$ 12,237,661,292	$ 12,202,816,628	$ 3,459,664	$ 31,385,000
Derivative Instruments:
Assets
Futures Contracts	$ 4,239,177	$ 4,239,177	$ -	$ -
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of November 30, 2015. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts (a)	$ 4,239,177	$ -
Total Value of Derivatives	$ 4,239,177	$ -

(a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. Only the period end receivable or payable for daily variation margin and net unrealized appreciation (depreciation) are presented in the Statement of Assets and Liabilities.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	November 30, 2015 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $7,527,826,593)	$ 10,897,220,540
Affiliated issuers (cost $936,876,464)	1,340,440,752
Total Investments (cost $8,464,703,057)		$ 12,237,661,292
Foreign currency held at value (cost $14,199)		13,569
Receivable for investments sold		789,189
Receivable for fund shares sold		4,627,903
Dividends receivable		10,948,112
Interest receivable		1,395
Prepaid expenses		25,305
Other receivables		88,374
Total assets		12,254,155,139

Liabilities
Payable for investments purchased	$ 1,025,296
Payable for fund shares redeemed	5,144,360
Accrued management fee	1,759,271
Transfer agent fee payable	1,319,423
Payable for daily variation margin for derivative instruments	357,390
Other affiliated payables	114,792
Other payables and accrued expenses	175,809
Total liabilities		9,896,341

Net Assets		$ 12,244,258,798
Net Assets consist of:
Paid in capital		$ 8,186,024,907
Undistributed net investment income		44,301,493
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		236,735,616
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		3,777,196,782
Net Assets, for 714,387,308 shares outstanding		$ 12,244,258,798
Net Asset Value, offering price and redemption price per share ($12,244,258,798 ÷ 714,387,308 shares)		$ 17.14

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended November 30, 2015 (Unaudited)

Investment Income
Dividends:
Unaffiliated issuers		64,084,620
Interest		22,994
Total income		64,107,614

Expenses
Management fee	$ 26,549,120
Transfer agent fees	7,902,326
Accounting fees and expenses	696,803
Custodian fees and expenses	68,495
Independent trustees' compensation	68,049
Registration fees	107,792
Audit	44,622
Legal	61,921
Miscellaneous	39,126
Total expenses before reductions	35,538,254
Expense reductions	(15,970,061)	19,568,193
Net investment income (loss)		44,539,421
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	237,344,471
Foreign currency transactions	(5,479)
Futures contracts	(10,094,462)
Realized gain distributions from underlying funds:
Unaffiliated issuers	22,456,408
Total net realized gain (loss)		249,700,938
Change in net unrealized appreciation (depreciation) on: Investment securities	(187,373,837)
Assets and liabilities in foreign currencies	(683)
Futures contracts	1,952,437
Total change in net unrealized appreciation (depreciation)		(185,422,083)
Net gain (loss)		64,278,855
Net increase (decrease) in net assets resulting from operations		$ 108,818,276

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended November 30, 2015 (Unaudited)	Year ended May 31, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 44,539,421	$ 90,894,880
Net realized gain (loss)	249,700,938	787,408,821
Change in net unrealized appreciation (depreciation)	(185,422,083)	743,887,111
Net increase (decrease) in net assets resulting from operations	108,818,276	1,622,190,812
Distributions to shareholders from net investment income	(34,858,664)	(86,471,058)
Distributions to shareholders from net realized gain	(430,912,400)	(729,992,160)
Total distributions	(465,771,064)	(816,463,218)
Share transactions
Proceeds from sales of shares	1,026,303,288	2,432,032,057
Reinvestment of distributions	464,274,535	814,160,436
Cost of shares redeemed	(2,023,537,213)	(3,058,993,674)
Net increase (decrease) in net assets resulting from share transactions	(532,959,390)	187,198,819
Total increase (decrease) in net assets	(889,912,178)	992,926,413

Net Assets
Beginning of period	13,134,170,976	12,141,244,563
End of period (including undistributed net investment income of $44,301,493 and undistributed net investment income of $34,620,736, respectively)	$ 12,244,258,798	$ 13,134,170,976
Other Information
Shares
Sold	60,874,664	144,492,553
Issued in reinvestment of distributions	27,406,998	48,927,687
Redeemed	(120,324,674)	(182,438,348)
Net increase (decrease)	(32,043,012)	10,981,892

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended November 30, 2015	Years ended May 31,
	(Unaudited)	2015	2014	2013	2012	2011 E
Selected Per-Share Data
Net asset value, beginning of period	$ 17.60	$ 16.51	$ 14.71	$ 12.13	$ 12.67	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.06	.12	.12	.12	.07	.07
Net realized and unrealized gain (loss)	.11	2.10	3.01	2.57	(.43)	2.63
Total from investment operations	.17	2.22	3.13	2.69	(.36)	2.70
Distributions from net investment income	(.05)	(.12)	(.10)	(.10)	(.07)	(.03)
Distributions from net realized gain	(.58)	(1.01)	(1.23)	- I	(.11)	-
Total distributions	(.63)	(1.13)	(1.33)	(.11) J	(.18)	(.03)
Net asset value, end of period	$ 17.14	$ 17.60	$ 16.51	$ 14.71	$ 12.13	$ 12.67
Total ReturnB, C	1.00%	13.99%	22.64%	22.29%	(2.83)%	27.03%
Ratios to Average Net AssetsF
Expenses before reductions	.56%A	.56%	.56%	.62%	.62%	.70%A
Expenses net of fee waivers, if any	.31%A	.31%	.31%	.37%	.36%	.45%A
Expenses net of all reductions	.31%A	.31%	.31%	.37%	.36%	.45%A
Net investment income (loss)	.71%A	.73%	.75%	.89%	.61%	.60%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 12,244,259	$ 13,134,171	$ 12,141,245	$ 9,084,200	$ 7,507,409	$ 6,800,471
Portfolio turnover rateG	31%A	40%	39%	73%	49%H	47%A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E For the period June 2, 2010 (commencement of operations) to May 31, 2011 F Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund. Fees and expenses of the Underlying Funds are not included in the Fund's annualized ratios. The Fund indirectly bears its proportionate share of the expenses of the Underlying Funds. G Amount does not include the portfolio activity of any Underlying Funds. H Portfolio turnover rate excludes securities received or delivered in-kind. I Amount represents less than $.005 per share. J Total distributions of $.11 per share is comprised of distributions from net investment income of $.103 and distributions from net realized gain of $.003 per share.

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended November 30, 2015 (Unaudited)

1. Organization.

Strategic Advisers Growth Fund (the Fund) is a fund of Fidelity Rutland Square Trust II (the Trust), and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. The Fund is offered exclusively to clients of Strategic Advisers, Inc. (Strategic Advisers), an affiliate of Fidelity Management & Research Company (FMR).

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Strategic Advisers Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Semiannual Report

2. Significant Accounting Policies - continued

Investment Valuation - continued

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated open-end mutual fund's NAV is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and is categorized as Level 2 in the hierarchy.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

2. Significant Accounting Policies - continued

Investment Valuation - continued

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of November 30, 2015 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Underlying Funds and distributions from ETFs, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Semiannual Report

2. Significant Accounting Policies - continued

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Strategic Advisers funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Underlying Funds, futures contracts, foreign currency transactions, deferred trustees compensation, and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 3,982,823,823
Gross unrealized depreciation	(223,074,324)
Net unrealized appreciation (depreciation) on securities	$ 3,759,749,499
Tax cost	$ 8,477,911,793

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

2. Significant Accounting Policies - continued

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

3. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk

Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and

Semiannual Report

3. Derivative Instruments - continued

Risk Exposures and the Use of Derivative Instruments - continued

Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts." The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

During the period the Fund recognized net realized gain (loss) of $(10,094,462) and a change in net unrealized appreciation (depreciation) of $1,952,437 related to its investment in futures contracts. These amounts are included in the Statement of Operations.

4. Purchases and Sales of Investments.

Purchases and sales of securities (including the Underlying Fund shares), other than short-term securities, aggregated $1,851,937,560 and $2,415,948,567, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Strategic Advisers (the investment adviser) provides the Fund with investment management related services. For these services, the Fund pays a monthly management fee to the investment adviser. The management fee is calculated by adding the annual management fee rate of .25% of the Fund's average net assets throughout the month payable to the investment adviser to the aggregate of the fee rates, payable monthly, to the Fund's sub-advisers. The Fund's maximum aggregate management fee will not exceed .95% of the Fund's average net assets. For the reporting period, the total annualized management fee rate was .42% of the Fund's average net assets.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Fees and Other Transactions with Affiliates - continued

Management Fee - continued

During the period, the investment adviser waived its management fee as described in the Expense Reductions note.

Sub-Advisers. ClariVest Asset Management LLC, Loomis Sayles & Company, L.P., Massachusetts Financial Services Company (MFS), Morgan Stanley Investment Management, Inc., FIAM LLC (formerly Pyramis Global Advisors, LLC), an affiliate of the investment adviser, and Waddell & Reed Investment Management Co. each served as a sub-adviser for the Fund during the period. Sub-advisers provide discretionary investment advisory services for their allocated portion of the Fund's assets and are paid by the investment adviser and not the Fund for providing these services.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the Fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. The Fund does not directly pay transfer agent fees with respect to the portion of its assets invested in Underlying Funds, excluding exchange-traded funds. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .13% of average net assets.

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The fee is based on the level of average net assets for each month.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $567 for the period.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $7,635 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

Semiannual Report

7. Expense Reductions.

The investment adviser has contractually agreed to waive the Fund's management fee in an amount equal to .25% of the Fund's average net assets until September 30, 2018. During the period, this waiver reduced the Fund's management fee by $15,780,280.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $2,029 for the period.

In addition, during the period the investment adviser reimbursed and/or waived a portion of operating expenses in the amount of $187,752.

8. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

The Fund does not invest in the Underlying Funds for the purpose of exercising management or control; however, investments by the Fund within its principal investment strategies may represent a significant portion of an Underlying Fund's net assets. At the end of the period, the Fund was the owner of record of approximately 48% of the total outstanding shares of Fidelity SAI U.S. Quality Index Fund.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Strategic Advisers Growth Fund

Each year the Board of Trustees, including the Independent Trustees (together, the Board), votes at an in-person meeting on the renewal of the management contract with Strategic Advisers, Inc. (Strategic Advisers) and the sub-advisory agreements with ClariVest Asset Management LLC (ClariVest), Massachusetts Financial Services Company (MFS), Morgan Stanley Investment Management Inc. (MSIM), Pyramis Global Advisors, LLC (Pyramis), and Waddell & Reed Investment Management Company (WRIMCO) (collectively, the Sub-Advisory Agreements and, together with the management contract, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets at least four times per year and, at each of its meetings, considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The full Board or the Independent Trustees, as appropriate, act on all major matters; however, a portion of the activities of the Board (including certain of those described herein) may be conducted through standing committees that have been established by the Board.

At its September 2015 meeting, the Board, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including, (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expenses relative to peer funds; (iii) the total costs of the services to be provided by and the profits, if any, to be realized by Strategic Advisers from its relationship with the fund; (iv) the extent to which (if any) economies of scale exist and would be realized as the fund grows; and (v) whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts is in the best interests of the fund and its shareholders. In addition, with respect to the Sub-Advisory Agreements, the Board also concluded that the renewal of such agreements does not involve a conflict of interest from which Strategic Advisers or its affiliates derive an inappropriate advantage. Also, the Board found that the advisory fees to be charged under the Advisory Contracts bear a reasonable relationship to the services rendered and are based on services provided that are in addition to, rather than duplicative of, services provided under the advisory contract of any underlying fund in which the fund may invest. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board throughout the year.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Nature, Extent, and Quality of Services Provided. The Board considered the staffing within the investment adviser, Strategic Advisers, and each sub-adviser, ClariVest, MFS, MSIM, Pyramis, and WRIMCO (collectively, the Investment Advisers), including the backgrounds of the fund's investment personnel and the fund's investment objective, strategies and related investment philosophy. The Independent Trustees also had discussions with senior management of Strategic Advisers' investment operations and investment groups. The Board considered the structure of each Investment Adviser's portfolio manager compensation program and whether such structures provide appropriate incentives to act in the best interests of the fund.

The Trustees also discussed with representatives of Strategic Advisers, at meetings throughout the year, Strategic Advisers' role in (i) identifying and recommending to the Trustees one or more sub-advisers for the fund; (ii) overseeing compliance with federal securities laws by each sub-adviser with respect to fund assets; (iii) monitoring and overseeing the performance and investment capabilities of each sub-adviser; and (iv) recommending the replacement of a sub-adviser as appropriate. The Trustees considered that the Board had received from Strategic Advisers substantial information and periodic reports about the sub-adviser oversight and due diligence processes, as well as periodic reports regarding the performance of each sub-adviser.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to managing and compensating investment personnel. The Board noted that the Investment Advisers' analysts have extensive resources, tools, and capabilities that allow them to conduct sophisticated quantitative and/or fundamental analysis. Additionally, in its deliberations, the Board considered the Investment Advisers' trading capabilities and resources and global compliance infrastructure, which are integral parts of the investment management process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for the fund; (ii) the nature and extent of Strategic Advisers' supervision of third party service providers, including the sub-advisers, custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. The Board took into account discussions with Strategic Advisers about fund investment performance that occur at Board meetings throughout the year. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for the fund, for different time periods, measured against a securities market index ("benchmark index") and a peer group of mutual funds with similar objectives ("peer group").

Semiannual Report

In connection with the renewal of the Advisory Contracts, the Board reviewed the fund's absolute investment performance, as well as the fund's relative investment performance measured over multiple periods against a benchmark index and peer group. Because the fund had been in existence less than five years, the following charts considered by the Board show, over the one- and three-year periods ended December 31, 2014, the cumulative total returns of the fund and the cumulative total returns of an appropriate benchmark index and peer group. The box within each chart shows the 25th percentile return (75% beaten, top of box) and the 75th percentile return (25% beaten, bottom of box) of the peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten number noted below each chart corresponds to the percentile box and represents the percentage of funds in the peer group whose performance was equal to or lower than that of the fund.

Strategic Advisers Growth Fund

The Board reviewed the fund's relative investment performance against its peer group and noted that the performance of the fund was in the second quartile for the one- and three-year periods ended December 31, 2014. The Board also noted that the fund had out-performed 63% and 54% of its peers for the one- and three-year periods, respectively, ended December 31, 2014. The Board also noted that the investment performance of the fund was lower than its benchmark for the periods shown.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should benefit the fund's shareholders.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered the amount and nature of fees paid to the Investment Advisers. The Board also considered information comparing the management fees and total expenses of the fund to those of other registered investment companies with investment objectives similar to those of the fund. The Board also noted Strategic Advisers' proposal to extend the 0.25% management fee waiver through September 30, 2018 and considered that the fund's maximum aggregate annual management fee rate may not exceed 0.95%. In considering the fund's management fee and management fee waiver and comparisons to other registered investment companies with investment objectives similar to those of the fund, the Board noted that shares of the fund are offered only to clients that participate in the Fidelity Portfolio Advisory Service managed account program.

The Board considered the fund's management fee and total expenses compared to "mapped groups" of competitive funds created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Strategic Advisers uses "mapped groups," which are created by Fidelity by combining similar Lipper investment objective categories that it believes have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which Strategic Advisers' funds are compared.

Management Fee. The Board considered two proprietary management fee comparisons. The group of Lipper funds used by the Board for management fee comparisons is referred to as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures are also comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG % and the number of funds in the Total Mapped Group are in the chart below. The Board also compared the fund's management fee to an "Asset-Size Peer Group" (ASPG), which is a sub-set of the competitive funds in the Total Mapped Group. The ASPG comparison focuses on a fund's standing relative to non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked, is also included in the chart and considered by the Board.

Semiannual Report

Strategic Advisers Growth Fund

The Board noted that the fund's management fee was ranked below the median of its Total Mapped Group and below the median of its ASPG for the 12-month period ended February 28, 2015.

Based on its review, the Board concluded that the fund's management fee bears a reasonable relationship to the services rendered.

Total Expenses. In its review of the fund's total expenses, the Board considered the fund's management fee as well as other fund expenses, as applicable, such as expenses from holding Fidelity and non-Fidelity mutual funds and ETFs, transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. The Board further noted that the fund's total expenses were compared to classes of competitive funds having similar load types. This comparison, which is a proxy for comparing funds by distribution channel, showed the fund's position relative to competitive funds with the same load type. The Board noted that the fund's total expenses were below the median of the fund's Total Mapped Group for the 12-month period ended February 28, 2015.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Fees Charged to Other Clients. The Board also considered fee structures paid by the Investment Advisers' other clients, such as other funds advised or subadvised by the Investment Advisers, pension plan clients, and other institutional clients with similar investment mandates.

Based on its review of the total expense ratios and fees charged to other clients of Strategic Advisers or its affiliates, the Board concluded that the total expenses of the fund were reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered information regarding the revenues earned and expenses incurred by Strategic Advisers and its affiliates in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders.

On an annual basis, Strategic Advisers presents to the Board information about the profitability of its relationship with the fund. Strategic Advisers calculates profitability information for the fund using a series of detailed revenue and cost allocation methodologies. The Board reviews any significant changes from the prior year's methodologies. Strategic Advisers noted that, to the extent possible, it employs the same corporate reporting of revenues and expenses as those used by other Fidelity funds.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of fund profitability and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Strategic Advisers' and its affiliates' non-fund businesses and fall-out benefits related to the mutual fund business, as well as cases where Strategic Advisers' affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized, if any, by Strategic Advisers and its affiliates in connection with the operation of the fund and was satisfied that the profitability was not excessive.

Semiannual Report

Possible Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Strategic Advisers funds, whether the Strategic Advisers funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board considered that the fund's sub-advisory contracts provide for breakpoints as the fund's assets grow and noted that any potential decline in sub-advisory fees would accrue directly to the fund. The Board also took into consideration that Strategic Advisers has agreed to waive 0.25% of its management fee through September 30, 2018.

Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee structures bear a reasonable relationship to the services rendered and that the fund's Advisory Contracts should be renewed because each agreement is in the best interests of the fund and its shareholders. The Board also concluded that the advisory fees charged thereunder are based on services provided that are in addition to, rather than duplicative of, services provided under the advisory contract of any underlying fund in which the fund may invest. In addition, with respect to each Sub-Advisory Agreement, the Board concluded that the renewal of the agreement does not involve a conflict of interest from which Strategic Advisers or its affiliates derive an inappropriate advantage.

Board Approval of Investment Advisory Contract

Strategic Advisers Growth Fund

On June 4, 2015, the Board of Trustees, including the Independent Trustees (together, the Board), voted at an in-person meeting to approve an amendment to the fee schedule in the existing sub-advisory agreement (the Current Sub-Advisory Agreement) with Waddell & Reed Investment Management Company (Waddell & Reed) for the fund (the Amended Sub-Advisory Agreement), which has the potential to lower the amount of fees paid by Strategic Advisers, Inc. (Strategic Advisers) to Waddell & Reed on behalf of the fund. The terms of the Amended Sub-Advisory Agreement are identical to those of the Current Sub-Advisory Agreement, except with respect to the date of execution and the fee schedule.

The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, considered a broad range of information it believed relevant to the approval of the Amended Sub-Advisory Agreement.

In considering whether to approve the Amended Sub-Advisory Agreement, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the approval of the Amended Sub-Advisory Agreement is in the best interests of the fund and its shareholders and that the approval of such agreement does not involve a conflict of interest from which Strategic Advisers or its affiliates derive an inappropriate advantage. Also, the Board found that the advisory fees to be charged under the Amended Sub-Advisory Agreement bear a reasonable relationship to the services to be rendered and will be based upon services provided that will be in addition to, rather than duplicative of services provided under the advisory contract of any underlying fund in which the fund may invest. The Board's decision to approve the Amended Sub-Advisory Agreement was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Nature, Extent, and Quality of Services Provided. The Board considered that it reviewed information regarding the staffing within Waddell & Reed, including the backgrounds and compensation of its investment personnel, and also took into consideration the fund's investment objective, strategies and related investment philosophy in connection with the annual renewal of the Current Sub-Advisory Agreement at its September 2014 Board meeting, as well as the information provided by Waddell & Reed in connection with the upcoming renewal of the Current Sub-Advisory Agreement at its September 2015 Board meeting.

The Board considered that the Amended Sub-Advisory Agreement will not result in any changes to the nature and quality of the services provided to the fund. The Board also considered that the Amended Sub-Advisory Agreement would not result in any changes to (i) the investment process or strategies employed in the management of the fund's assets or (ii) the day-to-day management of the fund or the persons primarily responsible for such management.

Investment Performance. The Board considered that it reviewed historical investment performance of Waddell & Reed in managing fund assets in connection with the Board's renewal of the Current Sub-Advisory Agreement as well as the information provided by Waddell & Reed regarding its performance in connection with the upcoming renewal of the Current Sub-Advisory Agreement at its September 2015 Board meeting. The Board did not consider performance to be a material factor in its decision to approve the Amended Sub-Advisory Agreement because the Amended Sub-Advisory Agreement would not result in any changes to the fund's investment processes or strategies or in the persons primarily responsible for the day-to-day management of the fund.

Based on its review, the Board concluded that the nature, extent, and quality of services that will be provided to the fund under the Amended Sub-Advisory Agreement will continue to benefit the fund's shareholders.

Competitiveness of Management Fee and Total Fund Expenses.

The Board considered that the new fee schedule will lower the amount of fees paid by Strategic Advisers to Waddell & Reed on behalf of the fund. The Board also considered that the Amended Sub-Advisory Agreement would not result in any changes to the fund's maximum aggregate annual management fee rate, Strategic Advisers' portion of the fund's management fee or Strategic Advisers' contractual management fee waiver for the fund. The Board also considered that the Amended Sub-Advisory Agreement has the potential to reduce total net fund expenses by the same amount as any resulting decrease in the fund's management fee. Based on its review, the Board concluded that the fund's management fee structure and total expenses continue to bear a reasonable relationship to the services that the fund and its shareholders will receive and the other factors considered.

Semiannual Report

Because the Amended Sub-Advisory Agreement was negotiated at arm's length and will have no impact on the maximum management fees payable by the fund, the Board did not consider the fund's investment performance or costs of services and profitability to be significant factors in its decision to approve the Amended Sub-Advisory Agreement.

Potential Fall-Out Benefits. The Board considered that it reviewed information regarding the potential of direct and indirect benefits to Strategic Advisers and its affiliates from their relationships with the fund, including non-advisory fee compensation paid to affiliates of Strategic Advisers, if any, during its annual renewal of the fund's advisory agreement with Strategic Advisers at its September 2014 Board meeting, as well as the information provided by Strategic Advisers in connection with the upcoming renewal of the fund's advisory agreement with Strategic Advisers at its September 2015 Board meeting.

Possible Economies of Scale. The Board considered that the Amended Sub-Advisory Agreement, like the Current Sub-Advisory Agreement, provides for breakpoints as the fund's assets grow and noted that the decline in sub-advisory fees pursuant to the new fee schedule will accrue directly to shareholders. The Board also considered that it reviewed whether there have been economies of scale in connection with the management of the fund during its annual renewal of the fund's advisory agreement with Strategic Advisers at its September 2014 Board meeting, as well as the information provided by Strategic Advisers in connection with the upcoming renewal of the fund's advisory agreement with Strategic Advisers at its September 2015 Board meeting.

Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the Amended Sub-Advisory Agreement's fee structure bears a reasonable relationship to the services to be rendered and that the Amended Sub-Advisory Agreement should be approved because the agreement is in the best interests of the fund and its shareholders. The Board also concluded that the sub-advisory fees to be charged thereunder will be based on services provided that will be in addition to, rather than duplicative of services provided under the advisory contract of any underlying fund in which the fund may invest. In addition, the Board concluded that the approval of the Amended Sub-Advisory Agreement does not involve a conflict of interest from which Strategic Advisers or its affiliates derive an inappropriate advantage.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Board Approval of Investment Advisory Contract

Strategic Advisers Growth Fund

On September 16, 2015, the Board of Trustees, including the Independent Trustees (together, the Board), voted at an in-person meeting to approve an amendment to the fee schedule in the existing sub-advisory agreement (the Current Sub-Advisory Agreement) with Morgan Stanley Investment Management, Inc. (MSIM) for the fund (the Amended Sub-Advisory Agreement), which has the potential to lower the amount of fees paid by Strategic Advisers, Inc. (Strategic Advisers) to MSIM, on behalf of the fund. The terms of the Amended Sub-Advisory Agreement are identical to those of the Current Sub-Advisory Agreement, except with respect to the date of execution and the fee schedule.

The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, considered a broad range of information it believed relevant to the approval of the Amended Sub-Advisory Agreement.

In considering whether to approve the Amended Sub-Advisory Agreement, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the approval of the Amended Sub-Advisory Agreement is in the best interests of the fund and its shareholders and that the approval of such agreement does not involve a conflict of interest from which Strategic Advisers or its affiliates derive an inappropriate advantage. Also, the Board found that the advisory fees to be charged under the Amended Sub-Advisory Agreement bear a reasonable relationship to the services to be rendered and will be based upon services provided that will be in addition to, rather than duplicative of services provided under the advisory contract of any underlying fund in which the fund may invest. The Board's decision to approve the Amended Sub-Advisory Agreement was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board.

Nature, Extent, and Quality of Services Provided. The Board considered that it reviewed information regarding the staffing within MSIM, including the backgrounds of its investment personnel, and also took into consideration the fund's investment objective, strategies and related investment philosophy in connection with the annual renewal of the Current Sub-Advisory Agreement at its September 2015 Board meeting.

The Board considered that the Amended Sub-Advisory Agreement will not result in any changes to the services provided to the fund. The Board also considered that the Amended Sub-Advisory Agreement would not result in any changes to (i) the investment process or strategies employed in the management of the fund's assets or (ii) the day-to-day management of the fund or the persons primarily responsible for such management.

Semiannual Report

Investment Performance. The Board also considered that it reviewed historical investment performance of MSIM in managing fund assets in connection with the Board's renewal of the Current Sub-Advisory Agreement at its September 2015 Board meeting. The Board did not consider performance to be a material factor in its decision to approve the Amended Sub-Advisory Agreement because the Amended Sub-Advisory Agreement would not result in any changes to the fund's investment processes or strategies or in the persons primarily responsible for the day-to-day management of the fund.

Based on its review, the Board concluded that the nature, extent, and quality of services that will be provided to the fund under the Amended Sub-Advisory Agreement will continue to benefit the fund's shareholders.

Competitiveness of Management Fee and Total Fund Expenses.

The Board considered that the new fee schedule will lower the amount of fees paid by Strategic Advisers to MSIM on behalf of the fund. The Board also considered that the Amended Sub-Advisory Agreement would not result in any changes to the fund's maximum aggregate annual management fee rate, Strategic Advisers' portion of the fund's management fee or Strategic Advisers' contractual management fee waiver for the fund. The Board also considered that the Amended Sub-Advisory Agreement has the potential to reduce total net fund expenses by the same amount as any resulting decrease in the fund's management fee. Based on its review, the Board concluded that the fund's management fee structure and total expenses continue to bear a reasonable relationship to the services that the fund and its shareholders will receive and the other factors considered.

Because the Amended Sub-Advisory Agreement was negotiated at arm's length and will have no impact on the maximum management fees payable by the fund, the Board did not consider the fund's investment performance or costs of services and profitability to be significant factors in its decision to approve the Amended Sub-Advisory Agreement.

Potential Fall-Out Benefits. The Board considered that it reviewed information regarding the potential of direct and indirect benefits to Strategic Advisers and its affiliates from their relationships with the fund, including non-advisory fee compensation paid to affiliates of Strategic Advisers, if any, during its annual renewal of the fund's advisory agreement with Strategic Advisers at its September 2015 Board meeting.

Possible Economies of Scale. The Board considered that the Amended Sub-Advisory Agreement provides for breakpoints that have the potential to further reduce sub-advisory fees paid to MSIM as assets allocated to MSIM grow. The Board also considered that it reviewed whether there have been economies of scale in connection with the management of the fund during its annual renewal of the fund's advisory agreement with Strategic Advisers at its September 2015 Board meeting.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the Amended Sub-Advisory Agreement's fee structure bears a reasonable relationship to the services to be rendered and that the Amended Sub-Advisory Agreement should be approved because the agreement is in the best interests of the fund and its shareholders. The Board also concluded that the sub-advisory fees to be charged thereunder will be based on services provided that will be in addition to, rather than duplicative of services provided under the advisory contract of any underlying fund in which the fund may invest. In addition, the Board concluded that the approval of the Amended Sub-Advisory Agreement does not involve a conflict of interest from which Strategic Advisers or its affiliates derive an inappropriate advantage.

Semiannual Report

Investment Adviser

Strategic Advisers, Inc.
Boston, MA

Investment Sub-Advisers

ClariVest Asset Management LLC

Loomis, Sayles & Company, L.P.

Massachusetts Financial Services
Company

Morgan Stanley Investment Management Inc.

FIAM LLC

Waddell & Reed Investment
Management Company

General Distributor

Fidelity Distributors Corporation
Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

The Bank of New York Mellon

New York, NY

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
245 Summer St., Boston, MA 02210
www.fidelity.com

SGF-USAN-0116
1.922643.105

Strategic Advisers® Short Duration Fund

Offered exclusively to certain clients of Strategic Advisers, Inc. - not available for sale to the general public

Semiannual Report

November 30, 2015

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Board Approval of Investment Advisory Contracts and Management Fees	(Click Here)

To view a fund's proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-3455 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2016 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (June 1, 2015 to November 30, 2015).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition to the direct expenses incurred by the Fund presented in the table, as a shareholder of the underlying mutual funds (the Underlying Funds), the Fund also indirectly bears its proportionate share of the expenses of the Underlying Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition to the direct expenses incurred by the Fund presented in the table, as a shareholder of the Underlying Funds, the Fund also indirectly bears its proportionate share of the expenses of the Underlying Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense RatioB	Beginning Account Value June 1, 2015	Ending Account Value November 30, 2015	Expenses Paid During PeriodC June 1, 2015 to November 30, 2015
Actual	.10%	$ 1,000.00	$ 998.90	$ .50
HypotheticalA		$ 1,000.00	$ 1,024.50	$ .51

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

C Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period). The fees and expenses of the Underlying Funds in which the Fund invests are not included in the Fund's annualized expense ratio.

Semiannual Report

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Ten Holdings as of November 30, 2015
(excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
PIMCO Short-Term Fund - Administrator Class	19.2	20.2
Fidelity Short-Term Bond Fund	10.1	10.8
Metropolitan West Low Duration Bond Fund - Class M	8.4	9.0
Fidelity Conservative Income Bond Fund Institutional Class	6.4	6.1
BlackRock Low Duration Bond Portfolio	4.6	4.1
JPMorgan Short Duration Bond Fund Class A	4.5	4.3
Fidelity Floating Rate High Income Fund	3.9	3.5
Janus Short-Term Bond Fund - Class T	3.6	3.4
Delaware Limited-Term Diversified Income Fund - Class A	2.5	2.3
Wells Fargo Advantage Ultra Short-Term Municipal Income Fund - Administrator Class	1.3	1.6
	64.5
Asset Allocation (% of fund's net assets)
As of November 30, 2015	As of May 31, 2015
Corporate Bonds 17.4%	Corporate Bonds 17.0%
U.S. Government and U.S. Government Agency Obligations 2.4%	U.S. Government and U.S. Government Agency Obligations 2.7%
Asset-Backed Securities 6.0%	Asset-Backed Securities 6.7%
CMOs and Other Mortgage Related Securities 1.7%	CMOs and Other Mortgage Related Securities 1.4%
Municipal Securities 0.3%	Municipal Securities 0.1%
Bank Loan Funds 3.9%	Bank Loan Funds 3.5%
Other Investments 0.1%	Other Investments 0.0%
Short-Term Funds 60.6%	Short-Term Funds 61.8%
Short-Term Investments and Net Other Assets (Liabilities) 7.6%	Short-Term Investments and Net Other Assets (Liabilities) 6.8%

Asset allocations of fixed-income funds in the pie charts reflect the categorizations of assets as defined by Morningstar as of the reporting dates indicated above.
Percentages shown as 0.0% may reflect amounts less than 0.05%.

Semiannual Report

Investments November 30, 2015 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 17.4%
	Principal Amount	Value
CONSUMER DISCRETIONARY - 1.5%
Auto Components - 0.0%
Delphi Automotive PLC 3.15% 11/19/20	$ 975,000	$ 978,196
Automobiles - 0.9%
American Honda Finance Corp. 0.8232% 10/7/16 (e)	5,000,000	5,014,235
Daimler Finance North America LLC:
0.629% 3/2/17 (d)(e)	5,000,000	4,968,555
0.6689% 8/1/17 (d)(e)	5,000,000	4,955,945
0.8141% 5/18/18 (d)(e)	5,000,000	4,929,880
1.0089% 8/1/16 (d)(e)	10,500,000	10,491,915
1.125% 3/10/17 (d)	1,825,000	1,811,873
1.1889% 8/1/18 (d)(e)	1,060,000	1,055,893
General Motors Financial Co., Inc.:
3.1% 1/15/19	630,000	630,478
3.15% 1/15/20	1,400,000	1,389,135
4.75% 8/15/17	1,375,000	1,426,461
Hyundai Capital Services, Inc.:
3.5% 9/13/17 (d)	605,000	618,314
4.375% 7/27/16 (d)	780,000	794,820
Volkswagen Group of America Finance LLC:
0.7476% 5/23/17 (d)(e)	15,000,000	14,423,700
1.25% 5/23/17 (d)	1,180,000	1,139,186
Volkswagen International Finance NV 0.8041% 11/18/16 (d)(e)	10,000,000	9,790,770
		63,441,160
Diversified Consumer Services - 0.0%
ERAC U.S.A. Finance Co. 6.375% 10/15/17 (d)	550,000	594,481
ERAC U.S.A. Finance LLC:
1.4% 4/15/16 (d)	645,000	645,539
2.75% 3/15/17 (d)	520,000	527,367
2.8% 11/1/18 (d)	115,000	116,572
		1,883,959
Hotels, Restaurants & Leisure - 0.0%
Brinker International, Inc. 2.6% 5/15/18	425,000	423,773
Carnival Corp. 1.2% 2/5/16	540,000	540,448
GLP Capital LP/GLP Financing II, Inc. 4.375% 11/1/18	1,225,000	1,257,156
Hyatt Hotels Corp. 3.875% 8/15/16	365,000	371,481
Wyndham Worldwide Corp. 2.95% 3/1/17	375,000	377,869
		2,970,727
Household Durables - 0.1%
Mohawk Industries, Inc. 6.125% 1/15/16 (e)	1,485,000	1,493,462
Nonconvertible Bonds - continued
	Principal Amount	Value
CONSUMER DISCRETIONARY - continued
Household Durables - continued
Newell Rubbermaid, Inc.:
2.05% 12/1/17	$ 280,000	$ 279,912
2.15% 10/15/18	540,000	537,301
Whirlpool Corp.:
1.35% 3/1/17	1,850,000	1,844,657
1.65% 11/1/17	450,000	449,704
		4,605,036
Media - 0.3%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp. 3.579% 7/23/20 (d)	860,000	864,449
Interpublic Group of Companies, Inc. 2.25% 11/15/17	1,840,000	1,839,098
NBCUniversal Enterprise, Inc.:
0.8575% 4/15/16 (d)(e)	7,000,000	7,006,986
1.0055% 4/15/18 (d)(e)	5,000,000	5,009,645
Omnicom Group, Inc. 5.9% 4/15/16	1,635,000	1,664,806
Thomson Reuters Corp.:
0.875% 5/23/16	615,000	614,994
1.3% 2/23/17	710,000	706,704
Time Warner Cable, Inc.:
5.85% 5/1/17	320,000	335,549
8.25% 4/1/19	1,390,000	1,609,327
		19,651,558
Multiline Retail - 0.0%
Dollar General Corp. 4.125% 7/15/17	1,330,000	1,372,697
Specialty Retail - 0.2%
AutoZone, Inc. 1.3% 1/13/17	850,000	849,630
Home Depot, Inc. 0.7072% 9/15/17 (e)	10,000,000	10,031,600
Lowe's Companies, Inc. 0.935% 9/14/18 (e)	330,000	332,075
		11,213,305
Textiles, Apparel & Luxury Goods - 0.0%
Invista Finance LLC 4.25% 10/15/19 (d)	1,120,000	1,094,800
TOTAL CONSUMER DISCRETIONARY		107,211,438
Nonconvertible Bonds - continued
	Principal Amount	Value
CONSUMER STAPLES - 0.8%
Beverages - 0.0%
Heineken NV 1.4% 10/1/17 (d)	$ 795,000	$ 793,451
PepsiCo, Inc. 1% 10/13/17	865,000	861,824
		1,655,275
Food & Staples Retailing - 0.3%
CVS Health Corp.:
1.2% 12/5/16	610,000	611,434
1.9% 7/20/18	1,020,000	1,025,915
Kroger Co.:
0.8452% 10/17/16 (e)	10,000,000	10,001,670
1.2% 10/17/16	450,000	450,609
Walgreens Boots Alliance, Inc. 0.8141% 5/18/16 (e)	8,995,000	8,989,558
		21,079,186
Food Products - 0.2%
Bunge Ltd. Finance Corp. 3.2% 6/15/17	2,260,000	2,283,954
General Mills, Inc.:
0.6239% 1/29/16 (e)	1,994,000	1,994,048
5.7% 2/15/17	5,000,000	5,263,940
H.J. Heinz Co. 2% 7/2/18 (d)	795,000	795,523
Mead Johnson Nutrition Co. 3% 11/15/20	295,000	295,438
Tyson Foods, Inc. 2.65% 8/15/19	635,000	639,594
William Wrigley Jr. Co. 1.4% 10/21/16 (d)	270,000	270,752
		11,543,249
Tobacco - 0.3%
BAT International Finance PLC 0.8472% 6/15/18 (d)(e)	15,000,000	14,988,150
Imperial Tobacco Finance PLC 2.05% 2/11/18 (d)	1,820,000	1,821,862
Philip Morris International, Inc. 1.25% 8/11/17	2,586,000	2,591,296
Reynolds American, Inc. 2.3% 6/12/18	780,000	789,940
		20,191,248
TOTAL CONSUMER STAPLES		54,468,958
ENERGY - 1.4%
Energy Equipment & Services - 0.1%
Cameron International Corp.:
1.15% 12/15/16	215,000	214,215
1.4% 6/15/17	670,000	664,227
Korea National Oil Corp. 4% 10/27/16 (d)	515,000	526,803
Nabors Industries, Inc. 2.35% 9/15/16	370,000	369,135
Rowan Companies, Inc. 5% 9/1/17	370,000	376,538
Nonconvertible Bonds - continued
	Principal Amount	Value
ENERGY - continued
Energy Equipment & Services - continued
SESI LLC:
6.375% 5/1/19	$ 1,210,000	$ 1,176,725
7.125% 12/15/21	1,180,000	1,118,050
Transocean, Inc.:
3% 10/15/17 (e)	940,000	888,300
5.55% 12/15/16 (e)	410,000	407,950
		5,741,943
Oil, Gas & Consumable Fuels - 1.3%
Anadarko Petroleum Corp.:
5.95% 9/15/16	285,000	294,665
6.375% 9/15/17	1,700,000	1,819,119
BG Energy Capital PLC 2.875% 10/15/16 (d)	1,485,000	1,503,519
BP Capital Markets PLC:
0.6914% 2/10/17 (e)	10,000,000	9,972,180
3.2% 3/11/16	5,000,000	5,035,635
Canadian Natural Resources Ltd.:
0.7016% 3/30/16 (e)	5,000,000	4,990,260
5.7% 5/15/17	650,000	681,719
China Shenhua Overseas Capital Co. Ltd.:
2.5% 1/20/18 (Reg. S)	1,325,000	1,323,144
3.125% 1/20/20 (Reg. S)	1,740,000	1,739,273
CNOOC Finance (2013) Ltd. 1.125% 5/9/16	513,000	512,237
CNOOC Nexen Finance 2014 ULC 1.625% 4/30/17	550,000	547,650
Columbia Pipeline Group, Inc. 2.45% 6/1/18 (d)	460,000	457,566
Continental Resources, Inc. 7.125% 4/1/21	1,145,000	1,191,242
DCP Midstream Operating LP 2.5% 12/1/17	1,410,000	1,309,636
Delek & Avner-Yam Tethys Ltd. 2.803% 12/30/16 (d)	370,000	370,059
Devon Energy Corp. 0.7872% 12/15/15 (e)	10,000,000	9,999,430
Ecopetrol SA 4.25% 9/18/18	1,205,000	1,226,088
Enbridge Energy Partners LP 5.875% 12/15/16	1,056,000	1,090,114
Enbridge, Inc.:
0.779% 6/2/17 (e)	2,341,000	2,294,669
0.9755% 10/1/16 (e)	6,820,000	6,775,056
Energy Transfer Partners LP 6.7% 7/1/18	275,000	295,624
EnLink Midstream Partners LP 2.7% 4/1/19	195,000	187,778
Enterprise Products Operating LP 2.55% 10/15/19	385,000	380,457
Exxon Mobil Corp.:
0.702% 3/6/22 (e)	2,475,000	2,453,940
1.305% 3/6/18	1,740,000	1,741,373
Kinder Morgan Energy Partners LP 3.5% 3/1/16	235,000	235,656
Nonconvertible Bonds - continued
	Principal Amount	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Murphy Oil Corp. 2.5% 12/1/17	$ 2,060,000	$ 2,008,053
ONEOK Partners LP:
3.2% 9/15/18	95,000	93,815
3.25% 2/1/16	1,670,000	1,671,874
Origin Energy Finance Ltd. 3.5% 10/9/18 (d)	1,300,000	1,274,361
Petrobras Global Finance BV 1.9896% 5/20/16 (e)	7,000,000	6,875,400
Petroleos Mexicanos:
3.125% 1/23/19	195,000	192,750
3.5% 7/18/18	625,000	629,481
3.5% 7/23/20 (d)	410,000	404,322
Pioneer Natural Resources Co. 5.875% 7/15/16	2,045,000	2,094,597
Shell International Finance BV 0.6614% 5/10/17 (e)	10,000,000	9,997,190
Southwestern Energy Co. 3.3% 1/23/18	285,000	272,213
Tennessee Gas Pipeline Co. 8% 2/1/16	1,415,000	1,429,979
TransCanada PipeLines Ltd.:
1.0066% 6/30/16 (e)	5,900,000	5,898,307
1.1096% 1/12/18 (e)	3,000,000	2,993,880
		94,264,311
TOTAL ENERGY		100,006,254
FINANCIALS - 9.7%
Banks - 6.3%
ABN AMRO Bank NV 1.1232% 10/28/16 (d)(e)	13,556,000	13,607,377
Bank of America Corp.:
1.1392% 3/22/16 (e)	16,260,000	16,279,837
1.7% 8/25/17	1,645,000	1,645,635
2% 1/11/18	715,000	717,776
3.625% 3/17/16	3,000,000	3,024,462
3.75% 7/12/16	5,000,000	5,082,940
5.65% 5/1/18	425,000	460,874
Bank of America NA:
0.782% 6/5/17 (e)	5,000,000	4,988,810
0.8316% 11/14/16 (e)	11,845,000	11,842,110
Bank of Nova Scotia 0.756% 12/13/16 (e)	4,990,000	4,997,929
Bank of Tokyo-Mitsubishi UFJ Ltd.:
0.642% 9/8/17 (d)(e)	3,000,000	2,974,917
0.8567% 2/26/16 (d)(e)	13,000,000	13,003,432
0.943% 9/9/16 (d)(e)	3,000,000	3,006,096
1.55% 9/9/16 (d)	1,690,000	1,696,997
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Banks - continued
Banque Federative du Credit Mutuel SA:
1.1672% 1/20/17 (d)(e)	$ 2,000,000	$ 2,008,728
1.7% 1/20/17 (d)	1,415,000	1,416,330
2.5% 10/29/18 (d)	1,405,000	1,417,415
Barclays Bank PLC:
5% 9/22/16	15,765,000	16,259,327
6.05% 12/4/17 (d)	1,930,000	2,068,333
BB&T Corp. 1.1972% 6/15/18 (e)	975,000	981,527
BNP Paribas SA 0.926% 12/12/16 (e)	6,623,000	6,634,206
BPCE SA:
1.5699% 4/25/16 (e)	15,000,000	15,050,760
1.625% 2/10/17	310,000	309,613
2.5% 12/10/18	1,410,000	1,423,234
Branch Banking & Trust Co. 0.7544% 12/1/16 (e)	5,000,000	4,999,880
Capital One NA:
0.7692% 3/22/16 (e)	3,000,000	2,998,182
1.0136% 2/5/18 (e)	5,000,000	4,978,315
Citigroup, Inc.:
1.0129% 4/27/18 (e)	5,000,000	4,984,860
1.0821% 11/24/17 (e)	5,000,000	4,983,350
1.1155% 4/1/16 (e)	18,984,000	19,002,680
1.2799% 7/25/16 (e)	10,000,000	10,024,650
1.3% 4/1/16	1,000,000	1,001,315
1.55% 8/14/17	1,630,000	1,627,175
1.7% 4/27/18	565,000	562,624
1.8% 2/5/18	1,205,000	1,204,296
1.85% 11/24/17	870,000	870,425
Commonwealth Bank of Australia:
0.696% 3/13/17 (d)(e)	5,000,000	4,999,770
1.1189% 11/2/18 (d)(e)	10,000,000	10,015,630
1.75% 11/2/18	2,126,000	2,116,476
Credit Agricole SA 1.174% 10/3/16 (d)(e)	5,000,000	5,017,100
Credit Suisse New York Branch:
0.633% 3/11/16 (e)	5,000,000	5,000,495
0.8967% 5/26/17 (e)	8,000,000	7,971,984
1.375% 5/26/17	1,725,000	1,720,670
Discover Bank 7% 4/15/20	1,360,000	1,556,408
DNB Bank ASA 3.2% 4/3/17 (d)	1,710,000	1,748,808
Fifth Third Bancorp 3.625% 1/25/16	760,000	763,225
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Banks - continued
Fifth Third Bank:
0.8741% 11/18/16 (e)	$ 7,500,000	$ 7,501,223
1.15% 11/18/16	8,180,000	8,184,581
1.2796% 8/20/18 (e)	5,000,000	5,000,440
HBOS PLC 6.75% 5/21/18 (d)	1,605,000	1,762,314
HSBC Bank PLC 1.0016% 5/15/18 (d)(e)	1,365,000	1,359,682
HSBC U.S.A., Inc.:
0.6991% 11/13/17 (e)	5,000,000	4,971,360
0.784% 3/3/17 (e)	5,000,000	4,991,315
1.625% 1/16/18	1,260,000	1,257,207
Huntington National Bank 2.2% 11/6/18	770,000	770,156
ING Bank NV:
0.664% 1/4/16 (d)(e)	5,000,000	4,999,140
1.282% 3/7/16 (d)(e)	1,020,000	1,021,435
Intesa Sanpaolo SpA 3.125% 1/15/16	7,595,000	7,614,869
Itau Unibanco Holding SA 2.85% 5/26/18 (d)	690,000	652,050
JPMorgan Chase & Co.:
2% 8/15/17	2,510,000	2,527,050
3.45% 3/1/16	3,000,000	3,020,145
KeyBank NA 0.8832% 11/25/16 (e)	5,800,000	5,801,079
Lloyds Bank PLC 2.3% 11/27/18	810,000	816,932
Manufacturers & Traders Trust Co. 0.6199% 7/25/17 (e)	10,000,000	9,964,840
Mizuho Bank Ltd.:
0.7755% 9/25/17 (d)(e)	7,000,000	6,976,921
1.7% 9/25/17 (d)	950,000	948,067
2.15% 10/20/18 (d)	690,000	689,788
MUFG Americas Holdings Corp. 0.9139% 2/9/18 (e)	9,000,000	9,006,993
MUFG Union Bank NA 1.0764% 9/26/16 (e)	9,045,000	9,062,339
National Bank of Canada 1.45% 11/7/17	2,090,000	2,083,034
Nordea Bank AB:
0.875% 5/13/16 (d)	2,840,000	2,839,943
1.1743% 9/17/18 (d)(e)	8,000,000	8,034,832
PNC Bank NA:
0.6289% 8/1/17 (e)	19,200,000	19,128,864
1.8% 11/5/18	1,300,000	1,299,055
Royal Bank of Canada:
0.5941% 2/3/17 (e)	10,000,000	9,991,250
0.793% 9/9/16 (e)	7,000,000	7,012,579
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Banks - continued
Royal Bank of Scotland Group PLC 1.2666% 3/31/17 (e)	$ 8,200,000	$ 8,191,357
Santander UK Group Holdings PLC 2.875% 10/16/20	820,000	819,180
Sovereign Bank 2% 1/12/18	445,000	443,543
Standard Chartered PLC 1.5% 9/8/17 (d)	1,390,000	1,379,063
Sumitomo Mitsui Banking Corp.:
0.6406% 7/11/17 (e)	5,000,000	4,972,865
0.7506% 1/10/17 (e)	7,000,000	6,989,598
0.8971% 1/16/18 (e)	5,000,000	4,981,020
Sumitomo Mitsui Trust Bank Ltd. 1.8% 3/28/18 (d)	1,815,000	1,806,079
SunTrust Banks, Inc. 2.35% 11/1/18	645,000	649,274
Swedbank AB 1.75% 3/12/18 (d)	2,835,000	2,827,941
The Toronto Dominion Bank:
0.5871% 1/6/17 (e)	5,000,000	4,994,780
0.7826% 4/30/18 (e)	1,260,000	1,258,840
0.793% 9/9/16 (e)	5,000,000	5,009,770
U.S. Bank NA 0.6199% 1/26/18 (e)	10,000,000	9,965,750
Wells Fargo Bank NA 0.5716% 5/16/16 (e)	10,641,000	10,635,754
Westpac Banking Corp.:
0.6944% 12/1/17 (e)	5,000,000	4,993,095
1.05% 11/25/16	1,045,000	1,046,491
1.1041% 11/23/18 (e)	5,000,000	5,005,350
		454,306,216
Capital Markets - 2.2%
Deutsche Bank AG London Branch:
0.8817% 5/30/17 (e)	5,000,000	4,973,485
0.9691% 2/13/17 (e)	14,490,000	14,454,079
Goldman Sachs Group, Inc.:
0.7692% 3/22/16 (e)	28,678,000	28,683,850
1.0476% 5/22/17 (e)	10,000,000	9,993,980
1.1372% 12/15/17 (e)	5,000,000	5,004,720
2.75% 9/15/20	220,000	221,430
2.9% 7/19/18	775,000	794,870
6.15% 4/1/18	530,000	581,247
6.25% 9/1/17	2,738,000	2,956,854
JPMorgan Chase & Co.:
0.8141% 11/18/16 (e)	32,000,000	31,969,664
1.0267% 2/26/16 (e)	7,000,000	7,004,872
Legg Mason, Inc. 2.7% 7/15/19	185,000	184,963
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Capital Markets - continued
Merrill Lynch & Co., Inc.:
6.4% 8/28/17	$ 1,485,000	$ 1,603,910
6.875% 4/25/18	1,465,000	1,630,546
Morgan Stanley:
1.064% 1/5/18 (e)	5,000,000	5,009,245
1.1699% 1/24/19 (e)	3,265,000	3,256,194
1.5999% 4/25/18 (e)	1,565,000	1,584,237
1.6432% 2/25/16 (e)	18,000,000	18,033,786
2.125% 4/25/18	500,000	503,821
3.8% 4/29/16	8,000,000	8,098,600
UBS AG Stamford Branch 1.0264% 3/26/18 (e)	10,000,000	9,980,910
		156,525,263
Consumer Finance - 0.5%
American Express Co. 0.9676% 5/22/18 (e)	1,975,000	1,967,922
American Express Credit Corp. 0.8339% 7/29/16 (e)	8,000,000	8,004,360
Discover Financial Services 6.45% 6/12/17	255,000	271,508
Ford Motor Credit Co. LLC:
0.9564% 3/27/17 (e)	5,000,000	4,959,510
1.2372% 6/15/18 (e)	15,000,000	14,832,915
1.684% 9/8/17	1,765,000	1,749,182
1.7% 5/9/16	420,000	421,098
3% 6/12/17	1,385,000	1,401,788
Hyundai Capital America:
1.45% 2/6/17 (d)	975,000	970,875
1.875% 8/9/16 (d)	890,000	891,858
2.4% 10/30/18 (d)	455,000	454,028
Nissan Motor Acceptance Corp. 1.95% 9/12/17 (d)	1,375,000	1,381,666
		37,306,710
Diversified Financial Services - 0.2%
Berkshire Hathaway Finance Corp. 0.6206% 1/12/18 (e)	5,000,000	4,993,850
GE Capital International Funding Co. 0.964% 4/15/16 (d)	7,906,000	7,915,582
IntercontinentalExchange, Inc.:
2.5% 10/15/18	480,000	485,006
2.75% 12/1/20	880,000	882,888
McGraw Hill Financial, Inc. 2.5% 8/15/18 (d)	230,000	231,574
		14,508,900
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Insurance - 0.4%
ACE INA Holdings, Inc.:
2.3% 11/3/20	$ 970,000	$ 963,777
5.8% 3/15/18	1,000,000	1,093,276
AFLAC, Inc. 2.65% 2/15/17	215,000	218,429
AIA Group Ltd. 2.25% 3/11/19 (d)	336,000	335,212
Aon Corp. 3.125% 5/27/16	3,000,000	3,032,403
Aon PLC 2.8% 3/15/21	1,320,000	1,324,550
CNA Financial Corp. 6.5% 8/15/16	630,000	652,851
FNF Group 6.6% 5/15/17	1,280,000	1,356,928
Marsh & McLennan Companies, Inc. 2.55% 10/15/18	575,000	582,630
Metropolitan Life Global Funding I:
0.5208% 7/14/16 (d)(e)	5,000,000	5,002,445
0.7006% 4/10/17 (d)(e)	2,000,000	2,002,316
1.3% 4/10/17 (d)	1,735,000	1,738,244
1.5% 1/10/18 (d)	875,000	872,844
New York Life Global Funding 1.55% 11/2/18 (d)	2,430,000	2,416,139
Principal Financial Group, Inc. 1.85% 11/15/17	255,000	256,267
Principal Life Global Funding II:
0.7767% 5/27/16 (d)(e)	5,000,000	5,005,755
1.5% 9/11/17 (d)	1,195,000	1,195,406
2.2% 4/8/20 (d)	1,000,000	992,126
Xlit Ltd. 2.3% 12/15/18	695,000	697,003
		29,738,601
Real Estate Investment Trusts - 0.1%
American Campus Communities Operating Partnership LP 3.35% 10/1/20	455,000	455,510
ERP Operating LP 5.375% 8/1/16	4,039,000	4,146,199
		4,601,709
Real Estate Management & Development - 0.0%
Ventas Realty LP:
1.25% 4/17/17	280,000	278,320
1.55% 9/26/16	490,000	491,561
Ventas Realty LP/Ventas Capital Corp. 2% 2/15/18	410,000	409,615
WEA Finance LLC/Westfield UK & Europe Finance PLC:
1.75% 9/15/17 (d)	760,000	755,266
3.25% 10/5/20 (d)	235,000	236,755
		2,171,517
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Thrifts & Mortgage Finance - 0.0%
Crown Castle Towers LLC/Crown Atlantic Holdings Sub LLC/Crown Communication, Inc. 6.113% 1/15/40 (d)	$ 505,000	$ 555,346
Nationwide Building Society 2.35% 1/21/20 (d)	755,000	753,912
		1,309,258
TOTAL FINANCIALS		700,468,174
HEALTH CARE - 0.9%
Biotechnology - 0.2%
AbbVie, Inc. 1.8% 5/14/18	1,680,000	1,678,073
Amgen, Inc. 0.7576% 5/22/17 (e)	8,000,000	7,980,520
Baxalta, Inc. 2% 6/22/18 (d)	175,000	173,684
Biogen, Inc. 2.9% 9/15/20	510,000	511,164
Celgene Corp.:
1.9% 8/15/17	275,000	276,343
2.125% 8/15/18	435,000	436,602
Gilead Sciences, Inc. 1.85% 9/4/18	575,000	579,967
		11,636,353
Health Care Equipment & Supplies - 0.2%
Becton, Dickinson & Co. 0.7872% 6/15/16 (e)	10,000,000	10,002,080
Zimmer Biomet Holdings, Inc. 2% 4/1/18	995,000	992,627
		10,994,707
Health Care Providers & Services - 0.2%
Aetna, Inc. 1.5% 11/15/17	590,000	588,973
Catholic Health Initiatives:
1.6% 11/1/17	140,000	139,438
2.6% 8/1/18	745,000	754,779
Express Scripts Holding Co. 1.25% 6/2/17	700,000	696,131
Express Scripts, Inc. 3.125% 5/15/16	1,070,000	1,080,039
Humana, Inc. 2.625% 10/1/19	415,000	417,195
McKesson Corp.:
0.95% 12/4/15	405,000	405,002
1.292% 3/10/17	840,000	837,761
UnitedHealth Group, Inc.:
0.7652% 1/17/17 (e)	10,000,000	10,008,330
1.875% 11/15/16	500,000	504,926
1.9% 7/16/18	1,005,000	1,013,195
		16,445,769
Nonconvertible Bonds - continued
	Principal Amount	Value
HEALTH CARE - continued
Life Sciences Tools & Services - 0.0%
Agilent Technologies, Inc. 6.5% 11/1/17	$ 209,000	$ 224,150
Life Technologies Corp. 3.5% 1/15/16	1,495,000	1,499,922
Thermo Fisher Scientific, Inc. 1.3% 2/1/17	1,425,000	1,422,046
		3,146,118
Pharmaceuticals - 0.3%
Actavis Funding SCS:
1.1994% 9/1/16 (e)	5,000,000	5,011,820
1.416% 3/12/18 (e)	5,356,000	5,372,566
1.85% 3/1/17	675,000	676,825
2.35% 3/12/18	2,115,000	2,134,204
Bayer U.S. Finance LLC 0.5732% 10/7/16 (d)(e)	10,000,000	9,992,390
Perrigo Co. PLC 1.3% 11/8/16	700,000	695,443
Watson Pharmaceuticals, Inc. 1.875% 10/1/17	1,185,000	1,186,751
		25,069,999
TOTAL HEALTH CARE		67,292,946
INDUSTRIALS - 0.3%
Airlines - 0.0%
Southwest Airlines Co.:
2.75% 11/6/19	640,000	648,559
5.125% 3/1/17	385,000	402,223
5.75% 12/15/16	485,000	507,268
		1,558,050
Commercial Services & Supplies - 0.0%
Waste Management, Inc. 2.6% 9/1/16	480,000	485,949
Electrical Equipment - 0.0%
PPL Electric Utilities Corp. 3.9% 5/1/16 (d)	715,000	722,023
Industrial Conglomerates - 0.1%
Hutchison Whampoa International Ltd. 1.625% 10/31/17 (d)	2,660,000	2,651,743
Roper Industries, Inc.:
1.85% 11/15/17	230,000	229,429
2.05% 10/1/18	1,775,000	1,764,219
		4,645,391
Machinery - 0.0%
Stanley Black & Decker, Inc. 4.25% 11/17/18	2,660,000	2,670,925
Professional Services - 0.0%
Experian Finance PLC 2.375% 6/15/17 (d)	640,000	640,563
Nonconvertible Bonds - continued
	Principal Amount	Value
INDUSTRIALS - continued
Road & Rail - 0.1%
J.B. Hunt Transport Services, Inc. 2.4% 3/15/19	$ 235,000	$ 234,989
Kansas City Southern de Mexico SA de CV 2.35% 5/15/20	1,140,000	1,104,616
Penske Truck Leasing Co. LP:
2.5% 3/15/16 (d)	1,455,000	1,460,718
2.5% 6/15/19 (d)	615,000	607,390
2.875% 7/17/18 (d)	365,000	368,303
		3,776,016
Trading Companies & Distributors - 0.1%
GATX Corp.:
1.25% 3/4/17	1,100,000	1,090,609
2.375% 7/30/18	255,000	254,013
2.6% 3/30/20	95,000	93,032
3.5% 7/15/16	1,180,000	1,195,594
International Lease Finance Corp. 2.2872% 6/15/16 (e)	990,000	988,020
		3,621,268
Transportation Infrastructure - 0.0%
HPHT Finance 15 Ltd. 2.25% 3/17/18 (d)	466,000	463,549
TOTAL INDUSTRIALS		18,583,734
INFORMATION TECHNOLOGY - 0.8%
Communications Equipment - 0.2%
Cisco Systems, Inc. 0.6472% 6/15/18 (e)	15,000,000	14,988,000
Harris Corp. 1.999% 4/27/18	610,000	602,009
Juniper Networks, Inc. 3.1% 3/15/16	305,000	306,727
		15,896,736
Electronic Equipment & Components - 0.3%
Amphenol Corp. 1.55% 9/15/17	775,000	772,977
Anstock II Ltd. 2.125% 7/24/17 (Reg. S)	785,000	776,110
Avnet, Inc. 6.625% 9/15/16	1,220,000	1,267,835
Keysight Technologies, Inc. 3.3% 10/30/19	2,200,000	2,168,705
Tyco Electronics Group SA 0.5239% 1/29/16 (e)	13,000,000	12,994,761
		17,980,388
Internet Software & Services - 0.0%
Alibaba Group Holding Ltd. 2.5% 11/28/19	1,135,000	1,112,215
Baidu.com, Inc. 2.75% 6/9/19	485,000	482,412
Nonconvertible Bonds - continued
	Principal Amount	Value
INFORMATION TECHNOLOGY - continued
Internet Software & Services - continued
Tencent Holdings Ltd.:
2% 5/2/17 (d)	$ 715,000	$ 715,651
2.875% 2/11/20 (d)	390,000	388,383
		2,698,661
IT Services - 0.0%
Fidelity National Information Services, Inc. 1.45% 6/5/17	380,000	376,855
Xerox Corp. 2.95% 3/15/17	200,000	202,174
		579,029
Software - 0.1%
Microsoft Corp. 1.3% 11/3/18	1,570,000	1,567,077
Oracle Corp. 0.5232% 7/7/17 (e)	5,000,000	4,999,130
		6,566,207
Technology Hardware, Storage & Peripherals - 0.2%
Hewlett Packard Enterprise Co.:
2.0606% 10/5/17 (d)(e)	10,000,000	10,015,230
2.45% 10/5/17 (d)	2,065,000	2,069,758
		12,084,988
TOTAL INFORMATION TECHNOLOGY		55,806,009
MATERIALS - 0.3%
Chemicals - 0.0%
Eastman Chemical Co. 2.4% 6/1/17	710,000	717,018
Solvay Finance America LLC 3.4% 12/3/20 (d)	950,000	949,867
		1,666,885
Construction Materials - 0.0%
Martin Marietta Materials, Inc. 1.4266% 6/30/17 (e)	705,000	699,907
Containers & Packaging - 0.0%
Rock-Tenn Co. 3.5% 3/1/20	1,115,000	1,132,518
Metals & Mining - 0.3%
Anglo American Capital PLC 1.2705% 4/15/16 (d)(e)	5,305,000	5,283,377
Goldcorp, Inc. 2.125% 3/15/18	1,150,000	1,131,018
Rio Tinto Finance (U.S.A.) PLC:
1.1743% 6/17/16 (e)	12,000,000	12,008,568
Nonconvertible Bonds - continued
	Principal Amount	Value
MATERIALS - continued
Metals & Mining - continued
Rio Tinto Finance (U.S.A.) PLC: - continued
1.375% 6/17/16	$ 1,520,000	$ 1,520,915
Vale Overseas Ltd. 6.25% 1/23/17	485,000	493,536
		20,437,414
TOTAL MATERIALS		23,936,724
TELECOMMUNICATION SERVICES - 1.1%
Diversified Telecommunication Services - 0.8%
AT&T, Inc.:
0.7411% 2/12/16 (e)	13,000,000	12,996,217
2.45% 6/30/20	715,000	703,252
BellSouth Corp. 4.821% 4/26/16 (d)(e)	10,000,000	10,145,810
British Telecommunications PLC 1.625% 6/28/16	5,943,000	5,962,255
SBA Tower Trust:
2.24% 4/16/18 (d)	820,000	804,500
2.933% 12/15/17 (d)	2,205,000	2,223,912
3.156% 10/15/20 (d)	265,000	261,624
3.598% 4/16/18 (d)	635,000	634,923
Verizon Communications, Inc.:
0.733% 6/9/17 (e)	15,000,000	14,965,695
1.8672% 9/15/16 (e)	13,000,000	13,110,214
		61,808,402
Wireless Telecommunication Services - 0.3%
America Movil S.A.B. de CV:
1.336% 9/12/16 (e)	5,000,000	4,999,800
2.375% 9/8/16	890,000	897,133
CC Holdings GS V LLC/Crown Castle GS III Corp. 2.381% 12/15/17	2,035,000	2,043,854
Vodafone Group PLC 0.7521% 2/19/16 (e)	12,000,000	11,993,652
		19,934,439
TOTAL TELECOMMUNICATION SERVICES		81,742,841
UTILITIES - 0.6%
Electric Utilities - 0.5%
Commonwealth Edison Co.:
1.95% 9/1/16	385,000	387,454
5.95% 8/15/16	10,000,000	10,349,950
Nonconvertible Bonds - continued
	Principal Amount	Value
UTILITIES - continued
Electric Utilities - continued
Duke Energy Corp.:
0.704% 4/3/17 (e)	$ 6,874,000	$ 6,858,424
1.625% 8/15/17	495,000	495,899
2.15% 11/15/16	1,485,000	1,500,646
Duke Energy Industries, Inc. 0.6696% 7/11/16 (e)	5,000,000	4,999,560
EDF SA 1.15% 1/20/17 (d)	1,350,000	1,348,038
Exelon Corp. 1.55% 6/9/17	745,000	742,904
Georgia Power Co. 0.6572% 3/15/16 (e)	510,000	510,036
Monongahela Power Co. 5.7% 3/15/17 (d)	145,000	151,544
NextEra Energy Capital Holdings, Inc. 1.586% 6/1/17	2,902,000	2,895,012
PPL Capital Funding, Inc. 1.9% 6/1/18	865,000	859,328
Southern Co. 1.95% 9/1/16	485,000	488,581
TECO Finance, Inc. 0.9196% 4/10/18 (e)	6,305,000	6,263,292
		37,850,668
Independent Power and Renewable Electricity Producers - 0.0%
Exelon Generation Co. LLC 2.95% 1/15/20	455,000	455,142
PSEG Power LLC 2.75% 9/15/16	425,000	430,296
Southern Power Co. 1.85% 12/1/17	285,000	285,270
		1,170,708
Multi-Utilities - 0.1%
Dominion Resources, Inc. 1.95% 8/15/16	4,640,000	4,664,954
NiSource Finance Corp. 6.8% 1/15/19	425,000	479,713
San Diego Gas & Electric Co. 1.914% 2/1/22	445,715	435,063
Zhejiang Energy Group Hong Kong Ltd. 2.3% 9/30/17 (Reg. S)	1,340,000	1,330,217
		6,909,947
TOTAL UTILITIES		45,931,323
TOTAL NONCONVERTIBLE BONDS (Cost $1,256,535,733)		1,255,448,401
U.S. Government and Government Agency Obligations - 0.9%

U.S. Government Agency Obligations - 0.3%
Fannie Mae 0.625% 8/26/16	3,930,000	3,929,430
Federal Home Loan Bank:
0.625% 12/28/16	3,200,000	3,193,933
U.S. Government and Government Agency Obligations - continued
	Principal Amount	Value
U.S. Government Agency Obligations - continued
Federal Home Loan Bank: - continued
1% 6/21/17	$ 3,390,000	$ 3,395,655
Freddie Mac 0.875% 10/14/16	10,895,000	10,906,876
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		21,425,894
U.S. Treasury Obligations - 0.6%
U.S. Treasury Notes:
0.5% 7/31/17	4,655,000	4,627,359
0.625% 8/31/17	5,405,000	5,379,661
0.625% 9/30/17	14,500,000	14,427,500
0.875% 11/15/17	11,270,000	11,254,594
0.875% 7/15/18	2,395,000	2,378,534
1.75% 9/30/19	2,240,000	2,264,588
TOTAL U.S. TREASURY OBLIGATIONS		40,332,236
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $61,846,890)		61,758,130
U.S. Government Agency - Mortgage Securities - 0.8%

Fannie Mae - 0.7%
1.826% 10/1/33 (e)	82,141	84,641
2.136% 12/1/35 (e)	16,621	17,462
2.193% 5/1/38 (e)	277,718	295,151
2.271% 7/1/35 (e)	32,673	34,274
2.336% 5/1/38 (e)	86,892	92,384
2.337% 4/1/38 (e)	37,814	40,213
2.343% 5/1/38 (e)	116,678	124,080
2.375% 8/1/37 (e)	27,943	29,600
2.602% 8/1/38 (e)	21,298	22,649
2.651% 12/1/36 (e)	32,197	34,239
3% 11/1/29 to 9/1/30	10,419,456	10,813,191
3.5% 10/1/25 to 11/1/44	5,491,003	5,777,378
4% 2/1/25 to 9/1/45	9,008,093	9,585,668
4.5% 5/1/19 to 1/1/27	4,555,912	4,849,918
5% 11/1/18 to 6/1/39	4,247,209	4,666,663
5.5% 5/1/16 to 5/1/40	6,818,285	7,594,482
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Fannie Mae - continued
6% 1/1/22 to 1/1/41	$ 2,085,372	$ 2,331,006
6.5% 7/1/32 to 12/1/32	238,162	276,543
TOTAL FANNIE MAE		46,669,542
Freddie Mac - 0.0%
2.283% 6/1/38 (e)	90,856	95,844
2.306% 7/1/38 (e)	47,225	49,799
2.341% 9/1/35 (e)	22,680	23,828
2.358% 2/1/37 (e)	23,966	25,388
2.374% 5/1/38 (e)	39,029	41,417
2.386% 5/1/37 (e)	28,548	30,280
2.388% 2/1/37 (e)	33,412	35,531
2.452% 10/1/36 (e)	189,510	200,446
2.472% 11/1/34 (e)	23,652	25,152
2.473% 7/1/35 (e)	39,888	42,144
2.701% 2/1/38 (e)	87,345	92,886
2.737% 2/1/37 (e)	51,956	55,252
4.5% 10/1/19	79,268	81,845
5% 10/1/18 to 12/1/23	715,231	764,300
5.5% 11/1/21 to 10/1/38	162,006	174,441
5.829% 12/1/36 (e)	10,633	11,308
6% 5/1/17 to 1/1/38	427,858	482,511
6.079% 11/1/36 (e)	7,060	7,508
TOTAL FREDDIE MAC		2,239,880
Ginnie Mae - 0.1%
3% 10/20/44 (e)	206,771	212,299
3% 11/20/44 (e)	1,032,421	1,058,636
3.5% 3/20/43 to 9/20/45	4,326,712	4,528,415
4% 1/20/45	267,397	280,626
4.5% 9/20/40	341,857	370,394
5% 12/20/34 to 3/20/41	1,313,463	1,458,782
6% 7/15/36	506,378	581,497
TOTAL GINNIE MAE		8,490,649
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $57,180,810)		57,400,071
Asset-Backed Securities - 6.0%
	Principal Amount	Value
Ally Auto Receivables Trust:
Series 2012-A Class D, 3.15% 10/15/18 (d)	$ 335,000	$ 337,802
Series 2014-2 Class A2, 0.68% 7/17/17	4,198,096	4,197,478
Series 2014-3 Class A2, 0.81% 9/15/17	3,169,931	3,169,243
Series 2014-SN1:
Class A2A, 0.52% 10/20/16	51,774	51,763
Class A3, 0.75% 2/21/17	860,000	859,592
Series 2015-1 Class A4, 1.75% 5/15/20	340,000	339,661
Series 2015-SN1 Class A2A, 0.93% 6/20/17	4,392,037	4,389,611
Ally Master Owner Trust:
Series 2013-1:
Class A1, 0.647% 2/15/18 (e)	8,000,000	8,000,637
Class A2, 1% 2/15/18	240,000	240,090
Series 2014-1 Class A2, 1.29% 1/15/19	10,000,000	9,992,311
Series 2015-1 Class A, 0.5958% 1/15/19 (e)	5,000,000	4,979,604
Series 2015-3 Class A, 1.63% 5/15/20	2,645,000	2,629,503
American Express Credit Account Master Trust:
Series 2012-1 Class A, 0.467% 1/15/20 (e)	10,409,000	10,392,252
Series 2013-1 Class A, 0.617% 2/16/21 (e)	570,000	569,496
Series 2014-2 Class A, 1.26% 1/15/20	800,000	800,841
Series 2015-1 Class A, 0.4858% 1/15/20 (e)	5,000,000	5,000,483
AmeriCredit Automobile Receivables Trust:
Series 2013-2 Class B, 1.19% 5/8/18	1,190,000	1,189,703
Series 2013-5:
Class A3, 0.9% 9/10/18	1,287,267	1,286,188
Class B, 1.52% 1/8/19	315,000	314,218
Series 2014-2 Class B, 1.6% 7/8/19	345,000	344,462
Series 2014-4 Class A2A, 0.72% 4/9/18	2,886,086	2,882,441
Series 2015-1 Class A3, 1.26% 11/8/19	1,635,000	1,629,101
Series 2015-2:
Class A2A, 0.83% 9/10/18	4,412,396	4,404,023
Class A3, 1.27% 1/8/20	890,000	882,898
Americredit Automobile Receivables Trust Series 2015-4 Class A3, 1.7% 7/8/20	515,000	513,848
ARI Fleet Lease Trust Series 2014-A Class A2, 0.81% 11/15/22 (d)	544,003	542,302
Ari Fleet Lease Trust Series 2015-A:
Class A2, 1.11% 11/15/18 (d)	1,090,000	1,083,582
Class A3, 1.67% 9/15/23 (d)	1,150,000	1,140,667
Ascentium Equipment Receivables LLC Series 2015-2A Class A3, 1.93% 3/11/19 (d)	1,555,000	1,546,265
Ascentium Equipment Receivables Trust Series 2015-1A Class A2, 1.15% 7/10/17 (d)	551,583	550,488
Asset-Backed Securities - continued
	Principal Amount	Value
Bank of America Credit Card Master Trust:
Series 2014-A2 Class A, 0.467% 9/16/19 (e)	$ 10,000,000	$ 9,984,935
Series 2014-A3 Class A, 0.4858% 1/15/20 (e)	10,000,000	9,989,655
Series 2015-A1 Class A, 0.5258% 6/15/20 (e)	5,000,000	4,993,777
BankBoston Home Equity Loan Trust Series 1998-2 Class A6, 6.64% 12/25/28 (MBIA Insured)	36,826	36,861
BMW Vehicle Lease Trust Series 2015-1 Class A2A, 0.86% 2/21/17	4,111,804	4,110,288
BMW Vehicle Owner Trust Series 2014-A Class A4, 1.5% 2/25/21	325,000	325,711
Capital Auto Receivables Asset Trust:
Series 2013-4 Class A3, 1.09% 3/20/18	630,000	629,656
Series 2014-1 Class A3, 1.32% 6/20/18	705,000	705,331
Series 2014-2 Class A3, 1.26% 5/21/18	1,455,000	1,454,583
Series 2014-3 Class A3, 1.48% 11/20/18	710,000	709,956
Series 2014-B Class A1, 0.5143% 2/21/17 (e)	2,795,986	2,793,877
Series 2015-1 Class A1B, 0.6143% 7/20/17 (e)	3,000,000	2,999,557
Series 2015-2:
Class A1A, 0.99% 10/20/17	5,000,000	4,986,902
Class A2, 1.39% 9/20/18	215,000	214,449
Class A3, 1.73% 9/20/19	450,000	448,790
Series 2015-4 Class A2, 1.62% 3/20/19	815,000	811,408
Capital One Multi-Asset Execution Trust:
Series 2007-A5 Class A5, 0.237% 7/15/20 (e)	7,975,000	7,922,391
Series 2015-A6 Class A6, 0.567% 6/15/20 (e)	10,000,000	9,983,156
Carmax Auto Owner Trust:
Series 2014-1:
Class B, 1.69% 8/15/19	100,000	99,735
Class C, 1.93% 11/15/19	145,000	144,136
Series 2014-2 Class A2, 0.46% 4/17/17	403,900	403,829
Series 2014-3 Class A2, 0.55% 8/15/17	2,306,858	2,305,469
Series 2014-4 Class A2A, 0.67% 2/15/18	2,702,789	2,700,963
Series 2015-1 Class A3, 1.38% 11/15/19	580,000	578,460
Series 2015-2:
Class A2A, 0.82% 6/15/18	5,000,000	4,992,019
Class A3, 1.37% 3/16/20	775,000	771,782
CCG Receivables Trust:
Series 2014-1 Class A2, 1.06% 11/15/21 (d)	360,558	359,422
Series 2015-1 Class A2, 1.46% 11/14/18 (d)	830,000	829,631
Chase Issuance Trust:
Series 2007-A12 Class A12, 0.247% 8/15/19 (e)	5,000,000	4,971,819
Series 2015-A3 Class A, 0.4458% 4/15/19 (e)	5,000,000	4,993,163
Asset-Backed Securities - continued
	Principal Amount	Value
Chrysler Capital Auto Receivables Trust:
Series 2015-AA:
Class A2, 0.81% 11/15/17 (d)	$ 2,411,371	$ 2,410,373
Class A3, 1.22% 7/15/19 (d)	3,000,000	2,989,839
Series 2015-BA Class A2, 1.48% 12/17/18 (d)	4,500,000	4,499,910
CIT Equipment Collateral Series 2014-VT1 Class A2, 0.86% 5/22/17 (d)	4,164,865	4,161,670
Citibank Credit Card Issuance Trust:
Series 2014-A2 Class A2, 1.02% 2/22/19	1,345,000	1,344,907
Series 2014-A4 Class A4, 1.23% 4/24/19	8,950,000	8,958,625
Series 2014-A6 Class A6, 2.15% 7/15/21	2,105,000	2,126,902
CNH Equipment Trust:
Series 2014-A Class A2, 0.49% 6/15/17	63,944	63,940
Series 2014-C:
Class A2, 0.63% 12/15/17	2,131,578	2,130,524
Class A3, 1.05% 11/15/19	765,000	761,498
Series 2015-B Class A3, 1.37% 7/15/20	1,320,000	1,313,706
Series 2015-C:
Class A2A, 1.1% 12/17/18	5,000,000	5,000,373
Class A3, 1.66% 11/16/20	1,030,000	1,031,239
CNH Wholesale Master Note Trust Series 2013-2A Class A, 0.797% 8/15/19 (d)(e)	645,000	644,082
DB Master Finance LLC Series 2015-1A Class A21, 3.262% 2/20/45 (d)	1,677,325	1,673,696
Dell Equipment Finance Trust:
Series 2014-1 Class A2, 0.64% 7/22/16 (d)	1,670,045	1,669,290
Series 2015-1 Class A2, 1.01% 7/24/17 (d)	5,000,000	4,994,857
Series 2015-2 Class A2A, 1.42% 12/22/17 (d)	3,000,000	2,994,707
Diamond Resorts Owner Trust:
Series 2013-2 Class A, 2.27% 5/20/26 (d)	365,936	366,330
Series 2014-1 Class A, 2.54% 5/20/27 (d)	517,294	517,022
Series 2015-1 Class A, 2.73% 7/20/27 (d)	1,029,063	1,021,909
Series 2015-2 Class A, 2.99% 5/22/28 (d)	645,000	644,750
Discover Card Master Trust:
Series 2012-A6 Class A6, 1.67% 1/18/22	2,805,000	2,782,407
Series 2014-A5 Class A, 1.39% 4/15/20	1,410,000	1,411,371
Series 2015-A1 Class A1, 0.5458% 8/17/20 (e)	7,500,000	7,486,938
Series 2015-A3 Class A, 1.45% 3/15/21	265,000	263,849
Dominos Pizza Master Issuer LLC Series 2012-1A Class A2, 5.216% 1/25/42 (d)	724,331	751,599
Elara HGV Timeshare Issuer Trust Series 2014-A Class A, 2.53% 2/25/27 (d)	326,154	322,073
Asset-Backed Securities - continued
	Principal Amount	Value
Enterprise Fleet Financing LLC:
Series 2012-2 Class A3, 0.93% 4/20/18 (d)	$ 2,435,468	$ 2,434,491
Series 2013-1 Class A2, 0.68% 9/20/18 (d)	180,093	180,058
Series 2013-2 Class A2, 1.06% 3/20/19 (d)	186,372	186,160
Series 2014-1 Class A2, 0.87% 9/20/19 (d)	3,575,606	3,565,338
Series 2014-2 Class A2, 1.05% 3/20/20 (d)	1,899,606	1,890,863
Series 2015-1 Class A2, 1.3% 9/20/20 (d)	1,040,000	1,037,878
Series 2015-2 Class A2, 1.59% 2/22/21 (d)	1,325,000	1,319,379
Exeter Automobile Receivables Trust Series 2014-2A Class A, 1.06% 8/15/18 (d)	60,648	60,508
Ford Credit Auto Lease Trust:
Series 2013-B:
Class B, 1.23% 11/15/16	695,000	695,146
Class C, 1.51% 8/15/17	475,000	475,330
Series 2014-B:
Class A2A, 0.51% 3/15/17	3,305,500	3,303,517
Class A4, 1.1% 11/15/17	580,000	579,006
Series 2015-A Class A4, 1.31% 8/15/18	895,000	891,090
Ford Credit Auto Owner Trust:
Series 2013-B Class A3, 0.57% 10/15/17	1,320,646	1,320,054
Series 2014-C Class A3, 1.06% 5/15/19	955,000	953,834
Series 2015-B Class A3, 1.16% 11/15/19	875,000	871,739
Series 2015-C Class A2A, 0.95% 8/15/18	5,000,000	5,000,017
Ford Credit Floorplan Master Owner Trust:
Series 2013-5:
Class A1, 1.5% 9/15/18	13,080,000	13,119,715
Class A2, 0.6658% 9/15/18 (e)	5,000,000	4,998,563
Series 2014-4 Class A1, 1.4% 8/15/19	2,185,000	2,179,466
Series 2015-1 Class A1, 1.42% 1/15/20	920,000	916,212
GE Dealer Floorplan Master Note Trust:
Series 2013-1 Class A, 0.6068% 4/20/18 (e)	2,035,000	2,033,841
Series 2014-1 Class A, 0.5743% 7/20/19 (e)	2,280,000	2,272,059
Series 2014-2 Class A, 0.6443% 10/20/19 (e)	1,050,000	1,043,029
GE Equipment Small Ticket LLC Series 2014-1A:
Class A2, 0.59% 8/24/16 (d)	465,718	465,680
Class A3, 0.95% 9/25/17 (d)	1,520,000	1,520,038
GE Equipment Transportation LLC Series 2015-1:
Class A2, 0.89% 11/24/17	4,821,704	4,823,984
Class A3, 1.28% 2/25/19	299,000	299,477
GM Financial Automobile Leasing Trust:
Series 2014-1A Class A2, 0.61% 7/20/16 (d)	222,758	222,723
Series 2014-2A Class A2, 0.73% 2/20/17 (d)	2,028,086	2,026,153
Series 2015-1 Class A2, 1.1% 12/20/17	4,516,166	4,513,160
Asset-Backed Securities - continued
	Principal Amount	Value
GM Financial Automobile Leasing Trust: - continued
Series 2015-3 Class A3, 1.69% 3/20/19	$ 1,985,000	$ 1,977,019
GMF Floorplan Owner Revolving Trust Series 2015-1:
Class A1, 1.65% 5/15/20 (d)	645,000	640,288
Class A2, 0.6958% 5/15/20 (d)(e)	3,000,000	2,987,286
GreatAmerica Leasing Receivables Funding LLC Series 2014-1 Class A3, 0.89% 7/15/17 (d)	832,194	830,152
Hilton Grand Vacations Trust Series 2014-AA Class A, 1.77% 11/25/26 (d)	497,869	492,817
Honda Auto Receivables Owner Trust:
Series 2013-4 Class A4, 1.04% 2/18/20	105,000	104,870
Series 2014-4 Class A3, 0.99% 9/17/18	825,000	823,419
Series 2015-1 Class A3, 1.05% 10/15/18	755,000	753,466
Series 2015-3 Class A2, 0.92% 11/20/17	4,600,000	4,601,359
Hyundai Auto Lease Securitization Trust:
Series 2014-B Class A4, 1.26% 9/17/18 (d)	310,000	309,629
Series 2015-A:
Class A2, 1% 10/16/17 (d)	4,885,645	4,882,659
Class A4, 1.65% 8/15/19 (d)	1,315,000	1,316,881
Series 2015-B:
Class A2A, 0.95% 12/15/17 (d)	5,000,000	5,001,965
Class A3, 1.4% 11/15/18 (d)	735,000	732,566
Hyundai Auto Receivables Trust:
Series 2013-A Class A4, 0.75% 9/17/18	1,010,000	1,009,130
Series 2015-A Class A3, 1.05% 4/15/19	650,000	647,016
Hyundai Floorplan Master Owner Trust Series 2013-1A Class A, 0.547% 5/15/18 (d)(e)	4,790,000	4,783,774
John Deere Owner Trust:
Series 2013-A Class A3, 0.6% 3/15/17	169,490	169,445
Series 2014-B Class A2A, 0.54% 7/17/17	3,290,514	3,288,393
Series 2015-A Class A3, 1.32% 6/17/19	360,000	360,162
Series 2015-B Class A2, 0.98% 6/15/18	5,000,000	4,993,346
Kubota Credit Owner Trust:
Series 2014-1A Class A2, 0.58% 2/15/17 (d)	80,838	80,803
Series 2015-1A Class A3, 1.54% 3/15/19 (d)	1,290,000	1,286,991
Mercedes Benz Auto Lease Trust Series 2015-B Class A2A, 1% 1/16/18	5,000,000	4,994,184
Mercedes-Benz Auto Lease Trust Series 2015-A:
Class A2A, 0.78% 2/15/17	3,430,756	3,429,741
Class A3, 1.1% 8/15/17	1,700,000	1,700,194
Mercedes-Benz Auto Receivables Trust Series 2015-1 Class A3, 1.34% 12/16/19	1,325,000	1,322,445
Asset-Backed Securities - continued
	Principal Amount	Value
Mercedes-Benz Master Owner Trust Series 2015-AA Class A, 0.5158% 4/15/19 (d)(e)	$ 3,769,000	$ 3,759,089
MMAF Equipment Finance LLC:
Series 2014-AA Class A3, 0.87% 1/8/19 (d)	1,840,000	1,829,579
Series 2015-AA Class A3, 1.39% 10/16/19 (d)	505,000	501,919
Motor PLC Series 2014-1A Class A1, 0.701% 8/25/21 (d)(e)	236,487	236,454
MVW Owner Trust:
Series 2013-1A Class A, 2.15% 4/22/30 (d)	137,354	135,468
Series 2014-1A Class A, 2.25% 9/22/31 (d)	436,789	434,135
Series 2015-1A Class A, 2.52% 12/20/32 (d)	1,261,799	1,254,042
Nissan Auto Lease Trust Series 2015-A Class A3, 1.4% 6/15/18	1,320,000	1,318,937
Nissan Auto Receivables Owner Trust:
Series 2014-B Class A3, 1.11% 5/15/19	570,000	568,995
Series 2015-B Class A3, 1.34% 3/16/20	1,325,000	1,319,740
Nissan Master Owner Trust Receivables:
Series 2013-A Class A, 0.4958% 2/15/18 (e)	7,050,000	7,048,909
Series 2015-A:
Class A1, 0.5958% 1/15/20 (e)	5,000,000	5,003,005
Class A2, 1.44% 1/15/20	890,000	886,040
Residential Asset Mortgage Products, Inc. Series 2003-RZ2 Class A1, 3.6% 4/25/33 (AMBAC Insured)	18,210	18,061
Santander Drive Auto Receivables Trust Series 2014-4 Class A2A, 0.67% 1/16/18	1,212,900	1,212,262
Sierra Timeshare Receivables Funding Co. LLC:
Series 2014-2A Class A, 2.05% 6/20/31 (d)	310,330	311,279
Series 2014-3A Class A, 2.3% 10/20/31 (d)	407,004	407,200
Series 2015-1A Class A, 2.4% 3/22/32 (d)	1,140,697	1,134,394
Series 2015-2A Class 2, 2.43% 6/20/32 (d)	854,322	843,378
Series 2015-3A Class A, 2.58% 9/20/32 (d)	632,870	625,355
SLM Student Loan Trust:
Series 2008-4 Class A4, 1.9699% 7/25/22 (e)	100,000	100,626
Series 2008-5 Class A4, 2.0199% 7/25/23 (e)	645,000	649,412
Series 2008-9 Class A, 1.8199% 4/25/23 (e)	477,643	479,623
Series 2014-1 Class A1, 0.477% 5/28/19 (e)	804,805	803,817
Smart Trust:
Series 2012-2U.S.A. Class A3A, 1.59% 10/14/16 (d)	5,007	5,009
Series 2012-4U.S. Class A3A, 0.97% 3/14/17	122,719	122,645
Series 2013-2U.S. Class A4A, 1.18% 2/14/19	435,000	432,281
SMART Trust:
Series 2014-1U.S. Class A3A, 0.95% 2/14/18	1,088,916	1,087,813
Series 2015-1U.S. Class A2A, 0.99% 8/14/17	584,291	584,392
Asset-Backed Securities - continued
	Principal Amount	Value
SMART Trust: - continued
Series 2015-3U.S. Class A3A, 1.66% 8/14/19	$ 1,210,000	$ 1,203,291
Suntrust Auto Receivables Trust Series 2015-1A Class A3, 1.42% 9/16/19 (d)	1,320,000	1,313,936
Synchrony Credit Card Master Note Trust:
Series 2013-1 Class B, 1.69% 3/15/21	1,035,000	1,034,280
Series 2014-1 Class A, 1.61% 11/15/20	2,330,000	2,329,990
Series 2015-2 Class A, 1.6% 4/15/21	1,325,000	1,320,747
TCF Auto Receivables Owner Trust:
Series 2015-1A Class A2, 1.02% 8/15/18 (d)	4,904,472	4,899,454
Series 2015-2A Class A2, 1.64% 1/15/19 (d)	5,000,000	4,999,983
Toyota Auto Receivables Owner Trust:
Series 2013-A Class A4, 0.69% 11/15/18	815,000	813,170
Series 2014-C Class A4, 1.44% 4/15/20	200,000	200,190
Volkswagen Auto Loan Enhanced Trust:
Series 2014-1 Class A3, 0.91% 10/22/18	135,000	134,085
Series 2014-2 Class A4, 1.39% 5/20/21	1,380,000	1,365,071
Volkswagen Credit Auto Master Trust Series 2014-1A:
Class A1, 0.5443% 7/22/19 (d)(e)	10,000,000	9,882,767
Class A2, 1.4% 7/22/19 (d)	1,290,000	1,274,953
Volvo Financial Equipment LLC:
Series 2014-1A Class A3, 0.82% 4/16/18 (d)	575,000	573,967
Series 2015-1A Class A2, 0.95% 11/15/17 (d)	5,000,000	4,998,904
Wendys Funding LLC Series 2015-1A Class A2I, 3.371% 6/15/45 (d)	2,415,000	2,425,577
Wheels SPV LLC:
Series 2014-1A Class A2, 0.84% 3/20/23 (d)	410,592	409,128
Series 2015-1A Class A2, 1.27% 4/22/24 (d)	355,000	353,358
World Omni Auto Receivables Trust:
Series 2014-B Class A2A, 0.6% 1/16/18	2,408,578	2,407,082
Series 2015-A Class A3, 1.34% 5/15/20	340,000	339,322
Series 2015-B Class A3, 1.49% 12/15/20	730,000	726,114
World Omni Automobile Lease Securitization Trust:
Series 2013-A Class A3, 1.1% 12/15/16	2,375,166	2,376,087
Series 2014-A Class A4, 1.37% 1/15/20	490,000	489,672
Series 2015-A Class A2A, 1.06% 5/15/18	5,000,000	4,988,421
World Omni Master Owner Trust 201 Series 2013-1 Class A, 0.5468% 2/15/18 (d)(e)	1,175,000	1,174,669
TOTAL ASSET-BACKED SECURITIES (Cost $429,442,113)		428,717,235
Collateralized Mortgage Obligations - 0.8%
	Principal Amount	Value
Private Sponsor - 0.1%
Banc of America Mortgage Securities, Inc.:
Series 2004-A Class 2A2, 2.6452% 2/25/34 (e)	$ 24,634	$ 24,111
Series 2004-H Class 2A2, 2.8054% 9/25/34 (e)	76,421	74,878
Granite Master Issuer PLC floater:
Series 2006-1A Class A5, 0.3468% 12/20/54 (d)(e)	1,652,066	1,650,910
Series 2007-1 Class 3A1, 0.4068% 12/20/54 (e)	585,736	585,578
Granite Mortgages Series 2003-2 Class 1A3, 0.8172% 7/20/43 (e)	156,267	156,158
Granite Mortgages PLC floater:
Series 2003-3 Class 1A3, 0.7172% 1/20/44 (e)	13,196	13,183
Series 2004-1 Class 2A1, 0.6651% 3/20/44 (e)	418,030	417,737
Series 2004-3 Class 2A1, 0.6251% 9/20/44 (e)	240,005	239,837
GS Mortgage-Backed Securites Trust Series 2014-EB1A Class 2A1, 2.4904% 7/25/44 (d)(e)	277,471	274,998
Lanark Master Issuer PLC floater Series 2013-1A Class 1A1, 0.8776% 12/22/54 (d)(e)	857,418	855,659
Towd Point Mortgage Trust:
Series 2015-4 Class A1B, 2.75% 4/25/55 (d)	1,052,802	1,049,870
Series 2015-5 Class A1B, 2.75% 5/25/55 (d)	948,473	950,151
WaMu Mortgage pass-thru certificates Series 2005-AR12 Class 2A1, 2.5799% 9/25/35 (e)	47,735	47,487
Wells Fargo Mortgage Backed Securities Trust Series 2004-G Class A3, 2.7266% 6/25/34 (e)	47,505	47,618
TOTAL PRIVATE SPONSOR		6,388,175
U.S. Government Agency - 0.7%
Fannie Mae:
floater Series 2003-31 Class FM, 0.721% 4/25/33 (e)	2,172,006	2,198,202
floater planned amortization class Series 2004-52 Class PF 0.671% 12/25/33 (e)	2,620,766	2,633,036
sequential payer Series 2012-114 Class DF, 0.621% 8/25/39 (e)	40,263	40,425
sequential payer floater:
Series 2005-74 Class DF, 0.571% 7/25/35 (e)	5,495,183	5,525,349
Series 2005-83 Class FP, 0.551% 10/25/35 (e)	5,352,443	5,370,336
Fannie Mae Connecticut Avenue Securities floater:
Series 2014-C04:
Class 1M1, 2.171% 11/25/24 (e)	435,426	437,301
Class 2M1, 2.321% 11/25/24 (e)	211,872	212,753
Series 2015-C01 Class 1M1, 1.721% 2/25/25 (e)	207,172	207,283
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
U.S. Government Agency - continued
Fannie Mae Connecticut Avenue Securities floater: - continued
Series 2015-C03:
Class 1M1, 1.697% 7/25/25 (e)	$ 386,041	$ 386,041
Class 2M1, 1.697% 7/25/25 (e)	859,397	858,542
1.721% 2/25/25 (e)	71,441	71,441
FHLMC Structured Agency Credit Risk Debt Notes floater:
Series 2014-HQ2 Class M1, 1.647% 9/25/24 (e)	688,089	689,774
Series 2014-HQ3 Class M1, 1.847% 10/25/24 (e)	281,999	282,505
Series 2015-DNA1 Class M1, 1.097% 10/25/27 (e)	587,193	585,086
Series 2015-DNA2 Class M1, 1.347% 12/25/27 (e)	654,083	653,735
Series 2015-DNA3 Class M1, 1.5422% 4/25/28 (e)	555,305	555,685
Series 2015-HQ1 Class M1, 1.247% 3/25/25 (e)	206,934	206,712
Series 2015-HQ2 Class M1, 1.297% 5/25/25 (e)	346,564	345,859
Series 2015-HQA1 Class M1, 1.447% 3/25/28 (e)	491,743	491,297
Freddie Mac:
floater planned amortization class:
Series 2953 Class LF, 0.497% 12/15/34 (e)	2,149,609	2,159,114
Series 4057 Class EF, 0.547% 12/15/41 (e)	15,488,496	15,516,679
floater sequential payer Series 3046 Class F, 0.567% 3/15/33 (e)	2,333,359	2,338,043
sequential payer Series 4226 Class EF, 0.547% 12/15/35 (e)	6,847,054	6,867,114
Series 4448 Class JA, 4% 11/15/36	190,000	202,721
TOTAL U.S. GOVERNMENT AGENCY		48,835,033
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $55,156,937)		55,223,208
Commercial Mortgage Securities - 1.6%

Banc of America Commercial Mortgage Trust:
sequential payer:
Series 2006-2 Class A4, 5.9975% 5/10/45 (e)	429,417	430,985
Series 2006-3 Class A4, 5.889% 7/10/44 (e)	4,476,190	4,502,664
Series 2006-4 Class A4, 5.634% 7/10/46	316,363	319,678
Series 2006-5 Class AM, 5.448% 9/10/47	60,000	61,344
Series 2007-4 Class AM, 5.8088% 2/10/51 (e)	50,000	52,883
Barclays Commercial Mortgage Securities LLC floater Series 2015-RRI Class A, 1.3458% 5/15/32 (d)(e)	1,981,000	1,963,017
Commercial Mortgage Securities - continued
	Principal Amount	Value
Bear Stearns Commercial Mortgage Securities Trust:
sequential payer:
Series 2006-PW13 Class A4, 5.54% 9/11/41	$ 3,393,354	$ 3,436,242
Series 2006-PW14 Class A4, 5.201% 12/11/38	601,868	615,041
Series 2006-T24 Class A4, 5.537% 10/12/41	1,079,991	1,100,608
BXHTL Mortgage Trust Series 2015-JWRZ Class A, 1.23% 5/15/29 (d)(e)	1,981,000	1,963,665
CDGJ Commercial Mortgage Trust Series 2014-BXCH Class A, 1.597% 12/15/27 (d)(e)	6,485,000	6,454,733
Citigroup Commercial Mortgage Trust:
Series 13-GC15 Class A1, 1.378% 9/10/46	552,272	550,947
Series 2006-C4 Class A1A, 5.7922% 3/15/49 (e)	1,194,135	1,202,220
Series 2014-GC19 Class A1, 1.199% 3/10/47	301,781	296,180
Series 2014-GC2 Class A1, 1.392% 7/10/47	319,310	317,405
Series 2014-GC21 Class A1, 1.242% 5/10/47	520,347	516,944
Series 2014-GC25 Class A1, 1.485% 10/10/47	142,754	141,931
Series 2015-GC27 Class A1, 1.353% 2/10/48	658,252	652,140
Series 2015-GC31 Class A1, 1.637% 6/10/48	1,073,495	1,066,555
Series 2015-GC33 Class A1, 1.643% 9/10/58	367,230	364,500
Series 2015-P1 Class A1, 1.648% 9/15/48	402,598	401,356
Citigroup/Deutsche Bank Commercial Mortgage Trust sequential payer Series 2006-CD2 Class A4, 5.3358% 1/15/46 (e)	35,828	35,783
Cobalt CMBS Commercial Mortgage Trust Series 2007-C2 Class A3, 5.484% 4/15/47	1,581,271	1,639,550
COMM Mortgage Trust:
floater Series 2014-KYO Class A, 1.096% 6/11/27 (d)(e)	2,750,000	2,735,647
Series 2014-CR15 Class A1, 1.218% 2/10/47	759,905	756,205
Series 2014-CR17 Class A1, 1.275% 5/10/47	349,728	347,410
Series 2014-CR18 Class A1, 1.442% 7/15/47	539,555	536,040
Series 2014-CR19 Class A1, 1.415% 8/10/47	464,167	456,112
Series 2014-CR20 Class A1, 1.324% 11/10/47	313,055	306,568
Series 2014-CR21 Class A1, 1.494% 12/10/47	178,961	177,523
Series 2014-LC15 Class A1, 1.259% 4/10/47	612,724	608,167
Series 2014-LC17 Class A1, 1.381% 10/10/47	393,662	390,820
Series 2014-UBS2 Class A1, 1.298% 3/10/47	402,994	399,243
Series 2014-UBS4 Class A1, 1.309% 8/10/47	210,451	208,730
Series 2014-UBS5 Class A1, 1.373% 9/10/47	793,102	788,701
Series 2014-UBS6 Class A1, 1.445% 12/10/47	556,398	553,354
Series 2015-CCRE26 Class A1, 1.604% 10/10/48	519,340	516,573
Series 2015-CR22 Class A1, 1.569% 3/10/48	248,715	247,810
Series 2015-LC23 Class A2, 3.221% 10/10/53	1,400,000	1,447,808
Commercial Mortgage Securities - continued
	Principal Amount	Value
COMM Mortgage Trust: - continued
Series 2015-PC1 Class A1, 1.667% 7/10/50	$ 1,504,926	$ 1,499,088
COMM Mortgage Trust pass-thru certificates Series 2014-TWC Class A, 1.057% 2/13/32 (d)(e)	400,000	397,352
CSAIL Commercial Mortgage Trust:
Series 2015-C1 Class A1, 1.684% 4/15/50	263,038	262,690
Series 2015-C2 Class A1, 1.4544% 6/15/57	1,923,524	1,913,010
Series 2015-C3 Class A1, 1.7167% 8/15/48	721,553	719,091
CSMC Series 2015-TOWN Class A, 1.4458% 3/15/17 (d)(e)	3,000,000	2,989,787
Del Coronado Trust floater Series 2013-HDC Class A, 0.9958% 3/15/26 (d)(e)	1,500,000	1,495,345
Freddie Mac pass-thru certificates:
Series 2013-K502 Class A2, 1.426% 8/25/17	1,505,000	1,509,265
Series K712 Class A1, 1.369% 5/25/19	1,136,956	1,138,527
GAHR Commercial Mortgage Trust floater Series 2015-NRF Class AFL1, 1.497% 12/15/16 (d)(e)	5,625,000	5,614,271
Greenwich Capital Commercial Funding Corp. Series 2006-GG7 Class A4, 5.8193% 7/10/38 (e)	786,828	792,211
GS Mortgage Securities Trust:
floater Series 2014-GSFL Class A, 1.1958% 7/15/31 (d)(e)	754,351	752,574
sequential payer Series 2013-GC13 Class A1, 1.206% 7/10/46	354,337	353,450
Series 14-GC20 Class A1, 1.343% 4/10/47	233,974	231,810
Series 2012-GC6 Class A1, 1.282% 1/10/45	3,495	3,495
Series 2014-GC22 Class A1, 1.29% 6/10/47	367,900	363,951
Series 2014-GC24 Class A1, 1.509% 9/10/47	676,334	673,182
Series 2015-GC28 Class A1, 1.528% 2/10/48	1,064,393	1,058,896
Series 2015-GC32 Class A1, 1.593% 7/10/48	413,649	411,207
Hilton U.S.A. Trust floater Series 2013-HLF Class AFL, 1.1922% 11/5/30 (d)(e)	1,285,046	1,281,997
Hyatt Hotel Portfolio Trust floater Series 2015-HYT Class A, 1.446% 11/15/29 (d)(e)	1,314,000	1,313,978
JPMBB Commercial Mortgage Securities Trust:
sequential payer Series 2014-C21 Class A1, 1.322% 8/15/47 (d)	359,258	356,805
Series 2013-C14 Class A1, 1.2604% 8/15/46	671,756	670,377
Series 2014-C19 Class A1, 1.2661% 4/15/47	408,769	407,125
Series 2014-C22 Class A1, 1.451% 9/15/47	199,638	198,857
Series 2014-C23 Class A1, 1.6502% 9/15/47	299,144	298,050
Series 2014-C24 Class A1, 1.5386% 11/15/47	125,864	124,990
Series 2014-C26 Class A1, 1.5962% 1/15/48	1,474,580	1,466,629
Series 2015-C27 Class A1, 1.4137% 2/15/48	886,148	877,081
Commercial Mortgage Securities - continued
	Principal Amount	Value
JPMBB Commercial Mortgage Securities Trust: - continued
Series 2015-C28 Class A1, 1.4451% 10/15/48	$ 1,400,375	$ 1,388,440
Series 2015-C30 Class A1, 1.7384% 7/15/48	1,768,953	1,763,647
JPMBB Commercial Mortgage Secutities Trust Series 2015-C29 Class A1, 1.6255% 5/15/48	421,610	419,213
JPMorgan Chase Commercial Mortgage Securities Trust:
floater:
Series 2014-BXH Class A, 1.097% 4/15/27 (d)(e)	2,500,000	2,496,793
Series 2014-FL5 Class A, 1.1758% 7/15/31 (d)(e)	2,550,000	2,532,989
sequential payer:
Series 2006-LDP8 Class A4, 5.399% 5/15/45	2,607,696	2,628,408
Series 2007-CB18 Class A4, 5.44% 6/12/47	10,391,466	10,693,638
Series 2006-LDP7 Class AM, 5.9107% 4/15/45 (e)	715,000	727,937
Series 2014-C20 Class A1, 1.2682% 7/15/47	410,083	406,740
LB-UBS Commercial Mortgage Trust:
sequential payer Series 2006-C1 Class A4, 5.156% 2/15/31	782,133	782,094
Series 2004-C1 Class A4, 4.568% 1/15/31	19,594	19,694
Lone Star Portfolio Trust floater Series 2015-LSP Class A1A2, 2% 9/15/28 (b)(d)	3,000,000	3,000,399
Merrill Lynch Mortgage Trust Series 2006-C2 Class AM, 5.782% 8/12/43 (e)	335,000	342,210
Merrill Lynch-CFC Commercial Mortgage Trust:
sequential payer Series 2007-5 Class A4, 5.378% 8/12/48	2,816,771	2,892,874
Series 2006-2 Class A4, 5.8788% 6/12/46 (e)	336,609	339,348
Morgan Stanley BAML Trust:
sequential payer Series 2014-C18 Class A1, 1.686% 10/15/47	414,800	413,170
Series 2014-C14 Class A1, 1.25% 2/15/47	144,483	143,391
Series 2014-C16 Class A1, 1.294% 6/15/47	265,051	262,899
Series 2014-C17 Class A1, 1.551% 8/15/47	504,588	502,095
Series 2014-C19 Class A1, 1.573% 12/15/47	970,803	964,209
Series 2015-C24 Class A1, 1.706% 5/15/48	662,719	661,025
Morgan Stanley Capital I Trust:
Series 2006-HQ9 Class A4, 5.731% 7/12/44 (e)	869,625	877,326
Series 2015-MS1 Class A1, 1.638% 5/15/48	754,912	752,031
Wachovia Bank Commercial Mortgage Trust:
Series 2006-C23 Class A1A, 5.422% 1/15/45	489,596	489,282
Series 2006-C25 Class A1A, 5.715% 5/15/43 (e)	2,122,244	2,147,708
Wells Fargo Commercial Mortgage Trust:
Series 2014-LC18 Class A1, 1.437% 12/15/47	1,195,731	1,189,081
Commercial Mortgage Securities - continued
	Principal Amount	Value
Wells Fargo Commercial Mortgage Trust: - continued
Series 2015-C26 Class A1, 1.454% 2/15/48	$ 768,492	$ 759,749
Series 2015-C27 Class A1, 1.73% 2/15/48	1,407,263	1,405,149
Series 2015-C28 Class A1, 1.531% 5/15/48	550,233	547,042
Series 2015-C31 Class A1, 1.679% 11/15/48	945,000	941,049
Series 2015-LC20 Class A1, 1.471% 4/15/50	967,005	959,501
Series 2015-NXS2 Class A2, 3.02% 7/15/58	1,180,000	1,212,036
Series 2015-SG1 Class A1, 1.568% 12/15/47	549,759	549,000
WF-RBS Commercial Mortgage Trust:
sequential payer Series 2013-C16 Class A1, 1.406% 9/15/46	419,282	419,109
Series 2013-C17 Class A1, 1.154% 12/15/46	289,088	288,017
Series 2013-UBS1 Class A1, 1.122% 3/15/46	235,598	233,921
Series 2014-C20 Class A1, 1.283% 5/15/47	654,358	648,504
Series 2014-C21 Class A1, 1.413% 8/15/47	799,962	795,297
Series 2014-C22 Class A1, 1.479% 9/15/57	491,700	488,801
Series 2014-C23 Class A1, 1.663% 10/15/57	244,604	244,179
Series 2014-C24 Class A1, 1.39% 11/15/47	104,793	103,925
Series 2014-LC14 Class A1, 1.193% 3/15/47	422,633	420,079
WFCG Commercial Mortgage Trust floater Series 2015-BXRP Class A, 1.3178% 11/15/29 (d)(e)	1,777,173	1,767,964
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $119,622,655)		118,358,136
Municipal Securities - 0.3%

California Poll. Cont. Fing. Auth. Solid Waste Disp. Rev. Bonds (Republic Svcs., Inc. Proj.) Series 2010 A, 0.6%, tender 2/1/16 (d)(e)(f)	7,000,000	6,999,790
Florida Hurricane Catastrophe Fund Fin. Corp. Rev. Series 2013 A, 1.298% 7/1/16	1,475,000	1,479,307
Illinois Gen. Oblig. Series 2011, 4.961% 3/1/16	12,000,000	12,114,480
Univ. of California Revs. Bonds Series 2011 Y1, 0.693%, tender 7/1/17 (e)	445,000	444,795
TOTAL MUNICIPAL SECURITIES (Cost $21,025,325)		21,038,372
Foreign Government and Government Agency Obligations - 0.0%

Republic of Iceland 4.875% 6/16/16 (d) (Cost $732,645)	722,000	736,421
Bank Notes - 0.1%
	Principal Amount	Value
Capital One Bank NA 1.15% 11/21/16	$ 440,000	$ 439,719
Marshall & Ilsley Bank 5% 1/17/17	5,021,000	5,194,245
PNC Bank NA:
1.15% 11/1/16	980,000	981,137
1.3% 10/3/16	1,175,000	1,179,531
Regions Bank 7.5% 5/15/18	289,000	322,944
Union Bank NA 2.125% 6/16/17	1,330,000	1,341,372
TOTAL BANK NOTES (Cost $9,469,381)		9,458,948
Fixed-Income Funds - 3.9%
	Shares
Bank Loan Funds - 3.9%
Fidelity Floating Rate High Income Fund (c) (Cost $296,099,134)	29,949,212	277,629,194
Short-Term Funds - 60.6%

Short-Term Funds - 60.6%
BlackRock Low Duration Bond Portfolio	34,006,496	327,482,559
Delaware Limited-Term Diversified Income Fund - Class A	21,629,394	182,768,377
Fidelity Conservative Income Bond Fund Institutional Class (c)	45,980,948	460,729,097
Fidelity Short-Term Bond Fund (c)	84,561,372	725,536,575
Janus Short-Term Bond Fund - Class T	85,194,647	257,287,834
JPMorgan Short Duration Bond Fund Class A	30,002,370	324,925,663
Metropolitan West Low Duration Bond Fund - Class M	69,020,476	603,238,963
PIMCO Short-Term Fund - Administrator Class	141,771,486	1,385,107,399
Wells Fargo Advantage Ultra Short-Term Municipal Income Fund - Administrator Class	10,073,803	96,909,989
TOTAL SHORT-TERM FUNDS (Cost $4,388,283,277)		4,363,986,456
Money Market Funds - 7.7%
	Shares	Value
Fidelity Institutional Money Market Portfolio Institutional Class 0.16% (a)(c)	471,239,919	$ 471,239,919
SSgA U.S. Treasury Money Market Fund Class N, 0% (a)(g)	81,424,164	81,424,164
TOTAL MONEY MARKET FUNDS (Cost $552,664,083)		552,664,083
TOTAL INVESTMENT PORTFOLIO - 100.1% (Cost $7,248,058,983)		7,202,418,655
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(5,039,640)
NET ASSETS - 100%		$ 7,197,379,015
Legend
(a) The rate quoted is the annualized seven-day yield of the fund at period end.
(b) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(c) Affiliated Fund

(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $445,832,033 or 6.2% of net assets.

(e) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(f) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(g) Non-income producing
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Conservative Income Bond Fund Institutional Class	$ 443,423,428	$ 29,147,608	$ 11,394,442	$ 1,310,965	$ 460,729,097
Fidelity Floating Rate High Income Fund	252,443,621	39,038,545	-	5,076,861	277,629,194
Fidelity Institutional Money Market Portfolio Institutional Class 0.16%	470,863,485	376,433	-	376,433	471,239,919
Fidelity Short-Term Bond Fund	785,968,241	3,567,530	61,327,737	3,567,425	725,536,575
Total	$ 1,952,698,775	$ 72,130,116	$ 72,722,179	$ 10,331,684	$ 1,935,134,785
Other Information

The following is a summary of the inputs used, as of November 30, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$ 1,255,448,401	$ -	$ 1,255,448,401	$ -
U.S. Government and Government Agency Obligations	61,758,130	-	61,758,130	-
U.S. Government Agency - Mortgage Securities	57,400,071	-	57,400,071	-
Asset-Backed Securities	428,717,235	-	428,717,235	-
Collateralized Mortgage Obligations	55,223,208	-	55,223,208	-
Commercial Mortgage Securities	118,358,136	-	118,358,136	-
Municipal Securities	21,038,372	-	21,038,372	-
Foreign Government and Government Agency Obligations	736,421	-	736,421	-
Bank Notes	9,458,948	-	9,458,948	-
Fixed-Income Funds	277,629,194	277,629,194	-	-
Short-Term Funds	4,363,986,456	4,363,986,456	-	-
Money Market Funds	552,664,083	552,664,083	-	-
Total Investments in Securities:	$ 7,202,418,655	$ 5,194,279,733	$ 2,008,138,922	$ -

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	November 30, 2015 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $5,296,937,718)	$ 5,267,283,870
Affiliated issuers (cost $1,951,121,265)	1,935,134,785
Total Investments (cost $7,248,058,983)		$ 7,202,418,655
Receivable for investments sold		933,619
Receivable for fund shares sold		2,855,563
Dividends receivable		151,561
Interest receivable		4,864,218
Prepaid expenses		13,974
Other receivables		49,668
Total assets		7,211,287,258

Liabilities
Payable for investments purchased	$ 10,062,591
Payable for fund shares redeemed	3,186,867
Distributions payable	4,399
Accrued management fee	197,495
Other affiliated payables	376,242
Other payables and accrued expenses	80,649
Total liabilities		13,908,243

Net Assets		$ 7,197,379,015
Net Assets consist of:
Paid in capital		$ 7,251,878,972
Distributions in excess of net investment income		(3,605,968)
Accumulated undistributed net realized gain (loss) on investments		(5,253,661)
Net unrealized appreciation (depreciation) on investments		(45,640,328)
Net Assets, for 720,046,548 shares outstanding		$ 7,197,379,015
Net Asset Value, offering price and redemption price per share ($7,197,379,015 ÷ 720,046,548 shares)		$ 10.00

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended November 30, 2015 (Unaudited)

Investment Income
Dividends:
Unaffiliated issuers		$ 18,997,003
Affiliated issuers		10,331,684
Interest		9,666,052
Total income		38,994,739

Expenses
Management fee	$ 10,174,547
Transfer agent fees	1,644,262
Accounting fees and expenses	630,952
Custodian fees and expenses	27,835
Independent trustees' compensation	38,318
Registration fees	82,638
Audit	33,856
Legal	34,450
Miscellaneous	26,977
Total expenses before reductions	12,693,835
Expense reductions	(9,007,464)	3,686,371
Net investment income (loss)		35,308,368
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(3,201,511)
Affiliated issuers	(103,196)
Total net realized gain (loss)		(3,304,707)
Change in net unrealized appreciation (depreciation) on investment securities		(41,718,859)
Net gain (loss)		(45,023,566)
Net increase (decrease) in net assets resulting from operations		$ (9,715,198)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended November 30, 2015 (Unaudited)	Year ended May 31, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 35,308,368	$ 65,296,765
Net realized gain (loss)	(3,304,707)	7,725,699
Change in net unrealized appreciation (depreciation)	(41,718,859)	(26,284,366)
Net increase (decrease) in net assets resulting from operations	(9,715,198)	46,738,098
Distributions to shareholders from net investment income	(37,679,762)	(63,665,850)
Distributions to shareholders from net realized gain	(4,355,761)	(2,830,487)
Total distributions	(42,035,523)	(66,496,337)
Share transactions
Proceeds from sales of shares	931,276,363	2,708,113,479
Reinvestment of distributions	42,001,491	66,437,908
Cost of shares redeemed	(986,412,053)	(1,361,681,297)
Net increase (decrease) in net assets resulting from share transactions	(13,134,199)	1,412,870,090
Total increase (decrease) in net assets	(64,884,920)	1,393,111,851

Net Assets
Beginning of period	7,262,263,935	5,869,152,084
End of period (including distributions in excess of net investment income of $3,605,968 and distributions in excess of net investment income of $1,234,574, respectively)	$ 7,197,379,015	$ 7,262,263,935
Other Information
Shares
Sold	92,904,416	268,797,745
Issued in reinvestment of distributions	4,191,137	6,603,546
Redeemed	(98,455,058)	(135,268,721)
Net increase (decrease)	(1,359,505)	140,132,570

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Strategic Advisers Short Duration Fund

	Six months ended November 30, 2015	Years ended May 31,
	(Unaudited)	2015	2014	2013	2012 E
Selected Per-Share Data
Net asset value, beginning of period	$ 10.07	$ 10.10	$ 10.09	$ 10.06	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.049	.095	.077	.087	.035
Net realized and unrealized gain (loss)	(.060)	(.028)	.020	.040	.051
Total from investment operations	(.011)	.067	.097	.127	.086
Distributions from net investment income	(.053)	(.093)	(.079)	(.089)	(.026)
Distributions from net realized gain	(.006)	(.004)	(.008)	(.008)	-
Total distributions	(.059)	(.097)	(.087)	(.097)	(.026)
Net asset value, end of period	$ 10.00	$ 10.07	$ 10.10	$ 10.09	$ 10.06
Total ReturnB, C	(.11)%	.66%	.96%	1.27%	.86%
Ratios to Average Net Assets F
Expenses before reductions	.35%A	.35%	.36%	.38%	.48%A
Expenses net of fee waivers, if any	.10%A	.10%	.11%	.13%	.23%A
Expenses net of all reductions	.10%A	.10%	.11%	.13%	.23%A
Net investment income (loss)	.98%A	.94%	.76%	.87%	.79%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 7,197,379	$ 7,262,264	$ 5,869,152	$ 6,225,396	$ 2,935,591
Portfolio turnover rateG	23%A	16%	31%	17% H	5%I

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DCalculated based on average shares outstanding during the period. EFor the period December 20, 2011 (commencement of operations) to May 31, 2012. FExpense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund. Fees and expenses of the Underlying Funds are not included in the Fund's annualized ratios. The Fund indirectly bears its proportionate share of the expenses of the Underlying Funds. GAmount does not include the portfolio activity of any Underlying Funds. HPortfolio turnover rate excludes securities received or delivered in-kind. IAmount not annualized.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended November 30, 2015 (Unaudited)

1. Organization.

Strategic Advisers® Short Duration Fund (the Fund) is a fund of Fidelity Rutland Square Trust II (the Trust), and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. The Fund is offered exclusively to clients of Strategic Advisers, Inc. (Strategic Advisers), an affiliate of Fidelity Management & Research Company (FMR).

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Strategic Advisers Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

2. Significant Accounting Policies - continued

Investment Valuation - continued

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank notes, foreign government and government agency obligations, municipal securities and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated open-end mutual fund's NAV is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and is categorized as Level 2 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of November 30 2015 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from Underlying Funds, if any, are recorded

Semiannual Report

2. Significant Accounting Policies - continued

Investment Transactions and Income - continued

on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. The principal amount on inflation-indexed securities is periodically adjusted to the rate of inflation and interest is accrued based on the principal amount. The adjustments to principal due to inflation are reflected as increases or decreases to Interest in the accompanying Statement of Operations.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Strategic Advisers funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Underlying Funds, foreign currency transactions, market discount, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 11,085,792
Gross unrealized depreciation	(57,872,832)
Net unrealized appreciation (depreciation) on securities	$ (46,787,040)
Tax cost	$ 7,249,205,695

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

3. Purchases and Sales of Investments.

Purchases and sales of securities (including the Underlying Fund shares), other than short-term securities and U.S. government securities, aggregated $751,398,089 and $800,450,244, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. Strategic Advisers (the investment adviser) provides the Fund with investment management related services. For these services, the Fund pays a monthly management fee to the investment adviser. The management fee is calculated by adding the annual management fee rate of .25% of the Fund's average net assets throughout the month payable to the investment adviser to the aggregate of the fee rates, payable monthly, to the Fund's sub-advisers. The Fund's maximum aggregate management fee will not exceed .55% of the Fund's average net assets. For the reporting period, the total annualized management fee rate was .28% of the Fund's average net assets.

Semiannual Report

4. Fees and Other Transactions with Affiliates - continued

Management Fee - continued

During the period, the investment adviser waived its management fee as described in the Expense Reductions note.

Sub-Advisers. FIAM LLC (formerly Pyramis Global Advisors, LLC), an affiliate of the investment adviser, and T. Rowe Price Associates, Inc. each served as a sub-adviser for the Fund during the period. Sub-advisers provide discretionary investment advisory services for their allocated portion of the Fund's assets and are paid by the investment adviser and not the Fund for providing these services.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the Fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. The Fund does not directly pay transfer agent fees with respect to the portion of its assets invested in Underlying Funds. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .05% of average net assets.

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The fee is based on the level of average net assets for each month.

5. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $3,584 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

6. Expense Reductions.

The investment adviser has contractually agreed to waive the Fund's management fee in an amount equal to .25% of the Fund's average net assets until September 30, 2018. During the period, this waiver reduced the Fund's management fee by $8,989,103.

In addition, the investment adviser has voluntarily agreed to waive a portion of the Fund's management fee. During the period, this waiver reduced the Fund's management fee by $18,361.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

7. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

The Fund does not invest in the Underlying Funds for the purpose of exercising management or control; however, investments by the Fund within its principal investment strategies may represent a significant portion of an Underlying Fund's net assets. At the end of the period, the Fund was the owner of record of 10% or more of the total outstanding shares of the following Underlying Funds:

Fidelity Conservative Income Bond Fund	12%
Fidelity Short-Term Bond Fund	14%

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Strategic Advisers Short Duration Fund

Each year the Board of Trustees, including the Independent Trustees (together, the Board), votes at an in-person meeting on the renewal of the management contract with Strategic Advisers, Inc. (Strategic Advisers) and the sub-advisory agreements with Pyramis Global Advisors, LLC (Pyramis) and T. Rowe Price Associates, Inc. (T. Rowe Price) (collectively, the Sub-Advisory Agreements and, together with the management contract, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets at least four times per year and, at each of its meetings, considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The full Board or the Independent Trustees, as appropriate, act on all major matters; however, a portion of the activities of the Board (including certain of those described herein) may be conducted through standing committees that have been established by the Board.

At its September 2015 meeting, the Board, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including, (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expenses relative to peer funds; (iii) the total costs of the services to be provided by and the profits, if any, to be realized by Strategic Advisers from its relationship with the fund; (iv) the extent to which (if any) economies of scale exist and would be realized as the fund grows; and (v) whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts is in the best interests of the fund and its shareholders. In addition, with respect to the Sub-Advisory Agreements, the Board also concluded that the renewal of such agreements does not involve a conflict of interest from which Strategic Advisers or its affiliates derive an inappropriate advantage. Also, the Board found that the advisory fees to be charged under the Advisory Contracts bear a reasonable relationship to the services rendered and are based on services provided that are in addition to, rather than duplicative of, services provided under the advisory contract of any underlying fund in which the fund may invest. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board throughout the year.

Semiannual Report

Nature, Extent, and Quality of Services Provided. The Board considered the staffing within the investment adviser, Strategic Advisers, and each sub-adviser, Pyramis and T. Rowe Price (collectively, the Investment Advisers), including the backgrounds of the fund's investment personnel and the fund's investment objective, strategies and related investment philosophy. The Independent Trustees also had discussions with senior management of Strategic Advisers' investment operations and investment groups. The Board considered the structure of each Investment Adviser's portfolio manager compensation program and whether such structures provide appropriate incentives to act in the best interests of the fund.

The Trustees also discussed with representatives of Strategic Advisers, at meetings throughout the year, Strategic Advisers' role in (i) identifying and recommending to the Trustees one or more sub-advisers for the fund; (ii) overseeing compliance with federal securities laws by each sub-adviser with respect to fund assets; (iii) monitoring and overseeing the performance and investment capabilities of each sub-adviser; and (iv) recommending the replacement of a sub-adviser as appropriate. The Trustees considered that the Board had received from Strategic Advisers substantial information and periodic reports about the sub-adviser oversight and due diligence processes, as well as periodic reports regarding the performance of each sub-adviser.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to managing and compensating investment personnel. The Board noted that the Investment Advisers' analysts have extensive resources, tools, and capabilities that allow them to conduct sophisticated quantitative and/or fundamental analysis. Additionally, in its deliberations, the Board considered the Investment Advisers' trading capabilities and resources and global compliance infrastructure, which are integral parts of the investment management process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for the fund; (ii) the nature and extent of Strategic Advisers' supervision of third party service providers, including the sub-advisers, custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. The Board took into account discussions with Strategic Advisers about fund investment performance that occur at Board meetings throughout the year. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for the fund, for different time periods, measured against a securities market index ("benchmark index") and a peer group of mutual funds with similar objectives ("peer group").

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

In connection with the renewal of the Advisory Contracts, the Board reviewed the fund's absolute investment performance, as well as the fund's relative investment performance measured over multiple periods against a benchmark index and peer group. Because the fund had been in existence less than five years, the following charts considered by the Board show, over the one- and three-year periods ended December 31, 2014, the cumulative total returns of the fund and the cumulative total returns of an appropriate benchmark index and peer group. The box within each chart shows the 25th percentile return (75% beaten, top of box) and the 75th percentile return (25% beaten, bottom of box) of the peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten number noted below each chart corresponds to the percentile box and represents the percentage of funds in the peer group whose performance was equal to or lower than that of the fund.

Strategic Advisers Short Duration Fund

The Board reviewed the fund's relative investment performance against its peer group and noted that the performance of the fund was in the first quartile for the one-year period and in the second quartile for the three-year period ended December 31, 2014. The Board also noted that the fund had out-performed 81% and 56% of its peers for the one- and three-year period, respectively ended December 31, 2014. The Board also noted that the investment performance of the fund was higher than its benchmark for the periods shown.

Semiannual Report

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should benefit the fund's shareholders.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered the amount and nature of fees paid to the Investment Advisers. The Board also considered information comparing the management fees and total expenses of the fund to those of other registered investment companies with investment objectives similar to those of the fund. The Board also noted Strategic Advisers' proposal to extend the 0.25% management fee waiver through September 30, 2018 and considered that the fund's maximum aggregate annual management fee rate may not exceed 0.55%. In considering the fund's management fee and management fee waiver and comparisons to other registered investment companies with investment objectives similar to those of the fund, the Board noted that shares of the fund are offered only to clients that participate in the Fidelity Portfolio Advisory Service managed account program.

The Board considered the fund's management fee and total expenses compared to "mapped groups" of competitive funds created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Strategic Advisers uses "mapped groups," which are created by Fidelity by combining similar Lipper investment objective categories that it believes have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which Strategic Advisers' funds are compared.

Management Fee. The Board considered two proprietary management fee comparisons. The group of Lipper funds used by the Board for management fee comparisons is referred to as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures are also comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG % and the number of funds in the Total Mapped Group are in the chart below. The Board also compared the fund's management fee to an "Asset-Size Peer Group" (ASPG), which is a sub-set of the competitive funds in the Total Mapped Group. The ASPG comparison focuses on a fund's standing relative to non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked, is also included in the chart and considered by the Board.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Strategic Advisers Short Duration Fund

The Board noted that the fund's management fee was ranked below the median of its Total Mapped Group and below the median of its ASPG for the fiscal year ended February 28, 2015.

Based on its review, the Board concluded that the fund's management fee bears a reasonable relationship to the services rendered.

Total Expenses. In its review of the fund's total expenses, the Board considered the fund's management fee as well as other fund expenses, as applicable, such as expenses from holding Fidelity and non-Fidelity mutual funds and ETFs, transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. The Board further noted that the fund's total expenses were compared to classes of competitive funds having similar load types. This comparison, which is a proxy for comparing funds by distribution channel, showed the fund's position relative to competitive funds with the same load type. The Board noted that the fund's total expenses were below the median of the fund's Total Mapped Group for the fiscal year ended February 28, 2015.

Semiannual Report

Fees Charged to Other Clients. The Board also considered fee structures paid by the Investment Advisers' other clients, such as other funds advised or subadvised by the Investment Advisers, pension plan clients, and other institutional clients with similar investment mandates.

Based on its review of the total expense ratios and fees charged to other clients of Strategic Advisers or its affiliates, the Board concluded that the total expenses of the fund were reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered information regarding the revenues earned and expenses incurred by Strategic Advisers and its affiliates in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders.

On an annual basis, Strategic Advisers presents to the Board information about the profitability of its relationship with the fund. Strategic Advisers calculates profitability information for the fund using a series of detailed revenue and cost allocation methodologies. The Board reviews any significant changes from the prior year's methodologies. Strategic Advisers noted that, to the extent possible, it employs the same corporate reporting of revenues and expenses as those used by other Fidelity funds.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of fund profitability and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Strategic Advisers' and its affiliates' non-fund businesses and fall-out benefits related to the mutual fund business, as well as cases where Strategic Advisers' affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized, if any, by Strategic Advisers and its affiliates in connection with the operation of the fund and was satisfied that the profitability was not excessive.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Possible Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Strategic Advisers funds, whether the Strategic Advisers funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board considered that the fund's sub-advisory contracts provide for breakpoints as the fund's assets grow and noted that any potential decline in sub-advisory fees would accrue directly to the fund. The Board also took into consideration that Strategic Advisers has agreed to waive 0.25% of its management fee through September 30, 2018.

Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee structures bear a reasonable relationship to the services rendered and that the fund's Advisory Contracts should be renewed because each agreement is in the best interests of the fund and its shareholders. The Board also concluded that the advisory fees charged thereunder are based on services provided that are in addition to, rather than duplicative of, services provided under the advisory contract of any underlying fund in which the fund may invest. In addition, with respect to each Sub-Advisory Agreement, the Board concluded that the renewal of the agreement does not involve a conflict of interest from which Strategic Advisers or its affiliates derive an inappropriate advantage.

Semiannual Report

Investment Adviser

Strategic Advisers, Inc.
Boston, MA

Investment Sub-Advisers

FIAM LLC

T. Rowe Price Associates, Inc.

General Distributor

Fidelity Distributors Corporation
Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

State Street Bank and Trust Company
Boston, MA

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
245 Summer St., Boston, MA 02210
www.fidelity.com

ASD-USAN-0116
1.934460.103

Strategic Advisers®
Core Multi-Manager Fund
Class L and Class N

Semiannual Report

November 30, 2015

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Board Approval of Investment Advisory Contracts and Management Fees	(Click Here)

To view a fund's proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-835-5095 (plan participants) or 1-877-208-0098 (Advisors and Investment Professionals) to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2016 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (June 1, 2015 to November 30, 2015).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition to the direct expenses incurred by the Fund presented in the table, as a shareholder of the underlying mutual funds (the Underlying Funds), the Fund also indirectly bears its proportionate share of the expenses of the Underlying Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition to the direct expenses incurred by the Fund presented in the table, as a shareholder of the Underlying Funds, the Fund also indirectly bears its proportionate share of the expenses of the Underlying Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense RatioB	Beginning Account Value June 1, 2015	Ending Account Value November 30, 2015	Expenses Paid During PeriodC June 1, 2015 to November 30, 2015
Core Multi-Manager	.97%
Actual		$ 1,000.00	$ 993.30	$ 4.83
HypotheticalA		$ 1,000.00	$ 1,020.15	$ 4.90
Class F	.87%
Actual		$ 1,000.00	$ 994.10	$ 4.34
HypotheticalA		$ 1,000.00	$ 1,020.65	$ 4.39
Class L	.97%
Actual		$ 1,000.00	$ 993.30	$ 4.83
HypotheticalA		$ 1,000.00	$ 1,020.15	$ 4.90
Class N	1.22%
Actual		$ 1,000.00	$ 991.40	$ 6.07
HypotheticalA		$ 1,000.00	$ 1,018.90	$ 6.16

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

C Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period). The fees and expenses of the Underlying Funds in which the Fund invests are not included in the Fund's annualized expense ratio.

Semiannual Report

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Top Ten Holdings as of November 30, 2015
(excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	2.9	3.3
Microsoft Corp.	2.3	1.8
Alphabet, Inc. Class C	2.2	1.2
PepsiCo, Inc.	1.6	1.0
Wells Fargo & Co.	1.5	1.6
Honeywell International, Inc.	1.5	0.8
Johnson & Johnson	1.5	1.1
Citigroup, Inc.	1.5	1.6
General Electric Co.	1.5	1.1
Danaher Corp.	1.3	0.8
	17.8
Top Five Market Sectors as of November 30, 2015
(stocks only)	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	18.3	19.0
Health Care	15.4	14.9
Financials	14.4	14.0
Consumer Discretionary	12.6	12.7
Industrials	11.8	11.0
Asset Allocation (% of fund's net assets)
As of November 30, 2015	As of May 31, 2015
Common Stocks 95.2%	Common Stocks 95.5%
Convertible Bonds 0.0%	Convertible Bonds 0.0%
Short-Term Investments and Net Other Assets (Liabilities) 4.8%	Short-Term Investments and Net Other Assets (Liabilities) 4.5%

Asset allocations of equity funds in the pie charts reflect the categorizations of assets as defined by Morningstar as of the reporting dates indicated above.
Percentages shown as 0.0% may reflect amounts less than 0.05%.

Semiannual Report

Investments November 30, 2015 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.2%
	Shares	Value
CONSUMER DISCRETIONARY - 12.6%
Auto Components - 0.2%
BorgWarner, Inc.	764	$ 32,615
Delphi Automotive PLC	328	28,825
Johnson Controls, Inc.	1,864	85,744
		147,184
Automobiles - 0.3%
Ford Motor Co.	1,808	25,909
General Motors Co.	1,253	45,359
Harley-Davidson, Inc.	1,139	55,720
Tesla Motors, Inc. (a)	123	28,322
		155,310
Hotels, Restaurants & Leisure - 2.1%
Carnival Corp. unit	750	37,898
Chipotle Mexican Grill, Inc. (a)	153	88,671
Dunkin' Brands Group, Inc.	377	15,992
Hilton Worldwide Holdings, Inc.	1,925	44,699
Las Vegas Sands Corp.	355	15,641
McDonald's Corp.	2,321	264,965
MGM Mirage, Inc. (a)	1,257	28,584
Norwegian Cruise Line Holdings Ltd. (a)	684	39,289
Royal Caribbean Cruises Ltd.	411	38,063
Starbucks Corp.	2,996	183,924
Wyndham Worldwide Corp.	6,380	484,370
Yum! Brands, Inc.	595	43,143
		1,285,239
Household Durables - 0.4%
D.R. Horton, Inc.	812	26,236
Harman International Industries, Inc.	349	36,003
Lennar Corp. Class A	2,750	140,828
PulteGroup, Inc.	1,190	23,181
Toll Brothers, Inc. (a)	370	13,757
		240,005
Internet & Catalog Retail - 1.5%
Amazon.com, Inc. (a)	839	557,767
Netflix, Inc. (a)	431	53,155
Priceline Group, Inc. (a)	208	259,761
TripAdvisor, Inc. (a)	580	47,775
		918,458
Leisure Products - 0.1%
Mattel, Inc.	2,766	68,763
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Media - 4.9%
Charter Communications, Inc. Class A (a)	3,023	$ 566,389
Comcast Corp.:
Class A	12,279	747,300
Class A (special) (non-vtg.)	1,928	117,685
DISH Network Corp. Class A (a)	650	40,762
Liberty Media Corp. Class A (a)	2,565	103,908
MSG Network, Inc. Class A (a)	5,839	115,495
News Corp. Class A	2,610	37,454
The Madison Square Garden Co. (a)	1,641	266,597
The Walt Disney Co.	3,483	395,216
Time Warner Cable, Inc.	360	66,517
Time Warner, Inc.	4,264	298,395
Twenty-First Century Fox, Inc. Class A	5,897	174,020
Viacom, Inc. Class B (non-vtg.)	867	43,168
		2,972,906
Multiline Retail - 0.2%
Dollar General Corp.	393	25,706
Target Corp.	1,579	114,478
		140,184
Specialty Retail - 2.4%
AutoNation, Inc. (a)	2,294	146,632
AutoZone, Inc. (a)	140	109,728
Best Buy Co., Inc.	729	23,168
CarMax, Inc. (a)	1,487	85,205
Home Depot, Inc.	3,148	421,454
L Brands, Inc.	713	68,027
Lowe's Companies, Inc.	4,557	349,066
Ross Stores, Inc.	1,498	77,911
Tiffany & Co., Inc.	407	32,430
TJX Companies, Inc.	1,686	119,032
Tractor Supply Co.	328	29,307
		1,461,960
Textiles, Apparel & Luxury Goods - 0.5%
Hanesbrands, Inc.	3,323	101,916
NIKE, Inc. Class B	1,281	169,451
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Textiles, Apparel & Luxury Goods - continued
Ralph Lauren Corp.	226	$ 28,071
VF Corp.	559	36,167
		335,605
TOTAL CONSUMER DISCRETIONARY		7,725,614
CONSUMER STAPLES - 11.2%
Beverages - 4.4%
Anheuser-Busch InBev SA NV ADR	16	2,055
Coca-Cola Enterprises, Inc.	11,163	561,499
Diageo PLC	1,247	35,766
Dr. Pepper Snapple Group, Inc.	681	61,120
Molson Coors Brewing Co. Class B	7,308	672,555
PepsiCo, Inc.	9,969	998,495
SABMiller PLC	79	4,797
The Coca-Cola Co.	8,598	366,447
		2,702,734
Food & Staples Retailing - 2.4%
Costco Wholesale Corp.	1,137	183,535
CVS Health Corp.	6,913	650,444
Kroger Co.	9,392	353,703
Rite Aid Corp. (a)	1,688	13,301
Sysco Corp.	1,001	41,141
Wal-Mart Stores, Inc.	1,579	92,908
Walgreens Boots Alliance, Inc.	1,568	131,759
Whole Foods Market, Inc.	1,021	29,762
		1,496,553
Food Products - 2.2%
Bunge Ltd.	443	29,508
ConAgra Foods, Inc.	1,308	53,536
General Mills, Inc.	1,276	73,702
Kellogg Co.	1,623	111,614
Keurig Green Mountain, Inc.	880	46,112
Mead Johnson Nutrition Co. Class A	1,127	90,825
Mondelez International, Inc.	17,279	754,401
The Hershey Co.	177	15,277
The Kraft Heinz Co.	737	54,310
Tyson Foods, Inc. Class A	2,214	110,700
		1,339,985
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Household Products - 0.8%
Colgate-Palmolive Co.	693	$ 45,516
Henkel AG & Co. KGaA	282	27,068
Procter & Gamble Co.	5,523	413,341
		485,925
Personal Products - 0.0%
Estee Lauder Companies, Inc. Class A	56	4,711
Tobacco - 1.4%
Altria Group, Inc.	1,697	97,747
British American Tobacco PLC sponsored ADR	398	46,065
Philip Morris International, Inc.	5,003	437,212
Reynolds American, Inc.	5,649	261,266
		842,290
TOTAL CONSUMER STAPLES		6,872,198
ENERGY - 5.4%
Energy Equipment & Services - 0.5%
Baker Hughes, Inc.	994	53,746
Cameron International Corp. (a)	430	29,365
Halliburton Co.	2,147	85,558
Schlumberger Ltd.	1,888	145,659
		314,328
Oil, Gas & Consumable Fuels - 4.9%
Anadarko Petroleum Corp.	1,235	73,977
Apache Corp.	2,012	98,950
Cabot Oil & Gas Corp.	1,126	21,203
Canadian Natural Resources Ltd.	549	13,295
Chevron Corp.	5,051	461,257
Cimarex Energy Co.	485	57,725
Columbia Pipeline Group, Inc.	1,444	27,681
Concho Resources, Inc. (a)	604	66,102
ConocoPhillips Co.	1,439	77,778
Continental Resources, Inc. (a)	815	29,585
EOG Resources, Inc.	1,623	135,407
EQT Corp.	1,192	68,206
Exxon Mobil Corp.	9,321	761,153
HollyFrontier Corp.	415	19,953
Imperial Oil Ltd.	1,337	43,430
Kinder Morgan, Inc.	1,595	37,594
Magellan Midstream Partners LP	272	17,008
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Marathon Petroleum Corp.	1,979	$ 115,593
Noble Energy, Inc.	1,136	41,657
Occidental Petroleum Corp.	4,179	315,891
Phillips 66 Co.	243	22,242
Pioneer Natural Resources Co.	287	41,543
Range Resources Corp.	744	21,264
Spectra Energy Corp.	1,300	34,060
Suncor Energy, Inc.	6,041	166,920
The Williams Companies, Inc.	905	33,087
Total SA sponsored ADR	1,190	58,846
Valero Energy Corp.	1,866	134,091
		2,995,498
TOTAL ENERGY		3,309,826
FINANCIALS - 14.4%
Banks - 6.6%
Bank of America Corp.	25,304	441,049
BB&T Corp.	625	24,138
Citigroup, Inc.	16,907	914,500
East West Bancorp, Inc.	406	17,612
Fifth Third Bancorp	900	18,603
JPMorgan Chase & Co.	11,321	754,884
M&T Bank Corp.	832	104,275
PNC Financial Services Group, Inc.	451	43,075
Standard Chartered PLC:
rights 12/10/15 (a)	390	535
(United Kingdom)	1,368	11,480
SVB Financial Group (a)	188	24,906
U.S. Bancorp	16,550	726,380
Wells Fargo & Co.	17,007	937,086
		4,018,523
Capital Markets - 2.1%
Ameriprise Financial, Inc.	801	90,473
Bank of New York Mellon Corp.	3,904	171,151
BlackRock, Inc. Class A	321	116,754
Charles Schwab Corp.	2,953	99,546
E*TRADE Financial Corp. (a)	1,829	55,656
Franklin Resources, Inc.	113	4,737
Goldman Sachs Group, Inc.	708	134,534
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Capital Markets - continued
Invesco Ltd.	647	$ 21,797
LPL Financial	480	22,070
Morgan Stanley	8,302	284,759
Northern Trust Corp.	915	68,570
Och-Ziff Capital Management Group LLC Class A	1,637	10,117
State Street Corp.	2,882	209,176
TD Ameritrade Holding Corp.	699	25,604
		1,314,944
Consumer Finance - 0.4%
American Express Co.	1,094	78,374
Discover Financial Services	1,518	86,162
Synchrony Financial (a)	3,064	97,527
		262,063
Diversified Financial Services - 1.5%
Berkshire Hathaway, Inc. Class B (a)	2,684	359,898
CME Group, Inc.	1,607	156,924
IntercontinentalExchange, Inc.	476	123,684
McGraw Hill Financial, Inc.	2,572	248,121
		888,627
Insurance - 2.0%
ACE Ltd.	1,425	163,661
American International Group, Inc.	3,179	202,121
Arthur J. Gallagher & Co.	273	11,944
CNA Financial Corp.	1,103	40,524
FNF Group	655	23,482
Genworth Financial, Inc. Class A (a)	2,474	12,494
Loews Corp.	2,644	100,181
Marsh & McLennan Companies, Inc.	2,890	159,817
MetLife, Inc.	4,533	231,591
The Chubb Corp.	780	101,813
Willis Group Holdings PLC	1,200	55,152
XL Group PLC Class A	2,950	112,631
		1,215,411
Real Estate Investment Trusts - 1.8%
American Tower Corp.	1,532	152,250
AvalonBay Communities, Inc.	633	115,073
Crown Castle International Corp.	4,458	382,987
Federal Realty Investment Trust (SBI)	221	32,381
General Growth Properties, Inc.	1,080	27,508
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
Iron Mountain, Inc.	922	$ 25,613
Prologis, Inc.	1,099	46,982
Public Storage	171	41,050
Simon Property Group, Inc.	864	160,911
SL Green Realty Corp.	226	26,686
Vornado Realty Trust	627	60,669
Weyerhaeuser Co.	979	31,494
		1,103,604
TOTAL FINANCIALS		8,803,172
HEALTH CARE - 15.4%
Biotechnology - 3.4%
AbbVie, Inc.	3,051	177,416
Alexion Pharmaceuticals, Inc. (a)	957	170,767
Amgen, Inc.	2,587	416,766
Baxalta, Inc.	10,677	367,075
Biogen, Inc. (a)	544	156,052
BioMarin Pharmaceutical, Inc. (a)	264	25,178
Celgene Corp. (a)	1,222	133,748
Gilead Sciences, Inc.	3,638	385,482
Incyte Corp. (a)	328	37,471
Intercept Pharmaceuticals, Inc. (a)	100	17,651
Regeneron Pharmaceuticals, Inc. (a)	157	85,487
Vertex Pharmaceuticals, Inc. (a)	900	116,424
		2,089,517
Health Care Equipment & Supplies - 3.8%
Abbott Laboratories	17,569	789,199
Baxter International, Inc.	2,490	93,749
Becton, Dickinson & Co.	3,355	504,089
Boston Scientific Corp. (a)	4,568	83,503
Intuitive Surgical, Inc. (a)	163	84,763
Medtronic PLC	8,717	656,739
St. Jude Medical, Inc.	111	7,004
Stryker Corp.	831	80,158
		2,299,204
Health Care Providers & Services - 2.2%
Aetna, Inc.	1,197	122,992
Anthem, Inc.	478	62,322
Cigna Corp.	160	21,597
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Providers & Services - continued
DaVita HealthCare Partners, Inc. (a)	639	$ 46,673
Express Scripts Holding Co. (a)	1,428	122,065
HCA Holdings, Inc. (a)	470	31,988
Humana, Inc.	587	99,003
McKesson Corp.	1,699	321,706
UnitedHealth Group, Inc.	4,744	534,696
		1,363,042
Life Sciences Tools & Services - 0.3%
Agilent Technologies, Inc.	1,142	47,758
Illumina, Inc. (a)	133	24,459
Thermo Fisher Scientific, Inc.	696	96,326
		168,543
Pharmaceuticals - 5.7%
Allergan PLC (a)	1,255	393,932
Bristol-Myers Squibb Co.	5,274	353,411
Eli Lilly & Co.	2,831	232,255
GlaxoSmithKline PLC sponsored ADR	2,243	90,864
Johnson & Johnson	9,045	915,716
Mallinckrodt PLC (a)	1,237	84,005
Merck & Co., Inc.	1,150	60,962
Mylan N.V.	716	36,731
Novartis AG sponsored ADR	93	7,927
Pfizer, Inc.	22,236	728,674
Shire PLC sponsored ADR	709	147,727
Teva Pharmaceutical Industries Ltd. sponsored ADR	7,125	448,376
Valeant Pharmaceuticals International, Inc. (Canada) (a)	163	14,689
		3,515,269
TOTAL HEALTH CARE		9,435,575
INDUSTRIALS - 11.8%
Aerospace & Defense - 5.3%
Honeywell International, Inc.	8,962	931,600
L-3 Communications Holdings, Inc.	223	27,297
Lockheed Martin Corp.	2,097	459,579
Northrop Grumman Corp.	3,603	671,455
Raytheon Co.	3,031	375,935
Rockwell Collins, Inc.	260	24,097
Textron, Inc.	3,003	128,138
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Aerospace & Defense - continued
The Boeing Co.	2,547	$ 370,461
United Technologies Corp.	2,869	275,567
		3,264,129
Air Freight & Logistics - 0.4%
FedEx Corp.	977	154,894
United Parcel Service, Inc. Class B	870	89,619
		244,513
Airlines - 0.7%
American Airlines Group, Inc.	2,536	104,635
Delta Air Lines, Inc.	4,297	199,639
United Continental Holdings, Inc. (a)	2,155	120,098
		424,372
Building Products - 0.2%
Allegion PLC	1,019	68,487
Fortune Brands Home & Security, Inc.	329	18,085
Masco Corp.	849	25,394
		111,966
Commercial Services & Supplies - 0.3%
Republic Services, Inc.	254	11,158
Tyco International Ltd.	3,895	137,532
Waste Connections, Inc.	318	17,331
		166,021
Construction & Engineering - 0.0%
Fluor Corp.	767	37,276
Electrical Equipment - 0.3%
Eaton Corp. PLC	1,558	90,613
Emerson Electric Co.	633	31,650
Sensata Technologies Holding BV (a)	1,234	56,530
		178,793
Industrial Conglomerates - 2.9%
Danaher Corp.	8,289	798,977
General Electric Co.	30,274	906,404
Roper Industries, Inc.	249	48,179
		1,753,560
Machinery - 0.5%
Cummins, Inc.	61	6,123
Deere & Co.	716	56,972
Flowserve Corp.	1,757	81,244
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Machinery - continued
Illinois Tool Works, Inc.	240	$ 22,555
PACCAR, Inc.	1,005	52,220
Pentair PLC	1,038	58,855
Stanley Black & Decker, Inc.	356	38,861
		316,830
Professional Services - 0.1%
Equifax, Inc.	125	13,938
Nielsen Holdings PLC	837	39,071
		53,009
Road & Rail - 1.1%
Canadian National Railway Co.	651	38,857
Canadian Pacific Railway Ltd.	1,677	247,246
CSX Corp.	2,895	82,305
Norfolk Southern Corp.	851	80,896
Union Pacific Corp.	2,446	205,342
		654,646
Trading Companies & Distributors - 0.0%
AerCap Holdings NV (a)	191	8,679
TOTAL INDUSTRIALS		7,213,794
INFORMATION TECHNOLOGY - 18.3%
Communications Equipment - 1.1%
Cisco Systems, Inc.	16,361	445,837
QUALCOMM, Inc.	5,100	248,829
		694,666
Electronic Equipment & Components - 0.2%
Keysight Technologies, Inc. (a)	580	17,870
TE Connectivity Ltd.	1,461	98,018
		115,888
Internet Software & Services - 4.5%
Akamai Technologies, Inc. (a)	770	44,360
Alphabet, Inc.:
Class A (a)	507	386,765
Class C	1,814	1,347,076
eBay, Inc. (a)	4,379	129,575
Facebook, Inc. Class A (a)	6,253	651,813
LinkedIn Corp. Class A (a)	105	25,527
Twitter, Inc. (a)	772	19,609
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Internet Software & Services - continued
Velti PLC (a)(d)	976	$ 3
VeriSign, Inc. (a)	820	73,341
Yahoo!, Inc. (a)	2,966	100,280
		2,778,349
IT Services - 3.7%
Accenture PLC Class A	1,641	175,948
Alliance Data Systems Corp. (a)	1,000	286,850
Amdocs Ltd.	1,042	58,946
ASAC II LP (a)(d)	1,527	39,501
Automatic Data Processing, Inc.	861	74,270
Cognizant Technology Solutions Corp. Class A (a)	1,746	112,757
Fidelity National Information Services, Inc.	1,377	87,674
First Data Corp.	1,218	18,416
First Data Corp. Class A (a)	115	1,932
IBM Corp.	1,228	171,208
MasterCard, Inc. Class A	3,713	363,577
PayPal Holdings, Inc. (a)	3,405	120,060
Sabre Corp.	3,818	111,715
Vantiv, Inc. (a)	4,177	220,170
Visa, Inc. Class A	5,086	401,845
Xerox Corp.	2,992	31,566
		2,276,435
Semiconductors & Semiconductor Equipment - 2.0%
Analog Devices, Inc.	4,802	295,947
Applied Materials, Inc.	7,631	143,234
Avago Technologies Ltd.	997	130,059
Broadcom Corp. Class A	894	48,839
Intel Corp.	3,059	106,361
KLA-Tencor Corp.	152	10,103
Lam Research Corp.	1,827	142,871
Microchip Technology, Inc.	1,640	79,179
Micron Technology, Inc. (a)	3,553	56,599
NXP Semiconductors NV (a)	1,290	120,563
Texas Instruments, Inc.	610	35,453
Xilinx, Inc.	720	35,777
		1,204,985
Software - 3.5%
Adobe Systems, Inc. (a)	1,007	92,100
Electronic Arts, Inc. (a)	1,657	112,328
Microsoft Corp.	25,720	1,397,882
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Software - continued
Oracle Corp.	7,418	$ 289,079
Red Hat, Inc. (a)	1,384	112,671
Salesforce.com, Inc. (a)	1,574	125,432
		2,129,492
Technology Hardware, Storage & Peripherals - 3.3%
Apple, Inc.	14,741	1,743,860
EMC Corp.	3,665	92,871
HP, Inc.	600	7,524
SanDisk Corp.	246	18,172
Seagate Technology LLC	1,941	69,760
Western Digital Corp.	1,306	81,507
		2,013,694
TOTAL INFORMATION TECHNOLOGY		11,213,509
MATERIALS - 3.2%
Chemicals - 2.3%
Air Products & Chemicals, Inc.	270	36,960
Airgas, Inc.	703	97,155
Ashland, Inc.	783	88,205
Axiall Corp.	350	7,294
Celanese Corp. Class A	1,001	70,821
CF Industries Holdings, Inc.	2,587	119,364
E.I. du Pont de Nemours & Co.	3,206	215,892
Ecolab, Inc.	652	77,692
LyondellBasell Industries NV Class A	2,185	209,367
Monsanto Co.	1,529	145,500
PPG Industries, Inc.	261	27,598
Praxair, Inc.	42	4,738
RPM International, Inc.	993	46,651
Syngenta AG:
sponsored ADR	140	10,361
(Switzerland)	93	34,252
The Dow Chemical Co.	4,204	219,155
The Mosaic Co.	973	30,786
		1,441,791
Construction Materials - 0.3%
Martin Marietta Materials, Inc.	597	93,968
Vulcan Materials Co.	1,148	117,865
		211,833
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Containers & Packaging - 0.4%
Ball Corp.	424	$ 29,434
Crown Holdings, Inc. (a)	676	35,091
Sealed Air Corp.	3,528	160,030
		224,555
Metals & Mining - 0.1%
Alcoa, Inc.	2,578	24,130
Franco-Nevada Corp.	262	12,593
Freeport-McMoRan, Inc.	957	7,828
Nucor Corp.	627	25,989
Teck Resources Ltd. Class B (sub. vtg.)	518	2,203
United States Steel Corp.	651	5,254
		77,997
Paper & Forest Products - 0.1%
International Paper Co.	864	36,141
TOTAL MATERIALS		1,992,317
TELECOMMUNICATION SERVICES - 1.3%
Diversified Telecommunication Services - 1.2%
AT&T, Inc.	6,320	212,794
Verizon Communications, Inc.	11,599	527,175
		739,969
Wireless Telecommunication Services - 0.1%
T-Mobile U.S., Inc. (a)	1,769	62,800
TOTAL TELECOMMUNICATION SERVICES		802,769
UTILITIES - 1.6%
Electric Utilities - 0.9%
American Electric Power Co., Inc.	622	34,838
Edison International	2,518	149,468
Exelon Corp.	932	25,453
FirstEnergy Corp.	3,922	123,112
ITC Holdings Corp.	426	15,711
NextEra Energy, Inc.	342	34,152
PPL Corp.	925	31,487
Xcel Energy, Inc.	2,816	100,419
		514,640
Common Stocks - continued
	Shares	Value
UTILITIES - continued
Gas Utilities - 0.1%
Amerigas Partners LP	353	$ 13,841
Atmos Energy Corp.	600	37,386
		51,227
Multi-Utilities - 0.6%
CMS Energy Corp.	639	22,378
DTE Energy Co.	680	54,733
NiSource, Inc.	4,600	88,274
PG&E Corp.	4,075	214,865
		380,250
Water Utilities - 0.0%
American Water Works Co., Inc.	205	11,841
TOTAL UTILITIES		957,958
TOTAL COMMON STOCKS (Cost $45,211,137)		58,326,732
Convertible Preferred Stocks - 0.0%

CONSUMER DISCRETIONARY - 0.0%
Internet & Catalog Retail - 0.0%
The Honest Co., Inc. Series D (d) (Cost $6,909)	151	6,909
U.S. Treasury Obligations - 0.1%
	Principal Amount
U.S. Treasury Bills, yield at date of purchase 0.1% 1/28/16 (c) (Cost $79,987)	$ 80,000	79,992
Money Market Funds - 4.7%
	Shares	Value
Dreyfus Treasury & Agency Cash Management Fund Institutional Shares, 0.01% (b) (Cost $2,881,383)	2,881,383	$ 2,881,383
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $48,179,416)		61,295,016
NET OTHER ASSETS (LIABILITIES) - 0.0%		(7,324)
NET ASSETS - 100%		$ 61,287,692
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
15 CME E-mini S&P 500 Index Contracts (United States)	Dec. 2015	$ 1,559,850	$ 105,000

The face value of futures purchased as a percentage of net assets is 2.5%
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end.
(c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $79,992.

(d) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $46,413 or 0.1% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
ASAC II LP	10/10/13	$ 15,270
The Honest Co., Inc. Series D	8/12/15	$ 6,909
Velti PLC	4/19/13	$ 1,464
Other Information

The following is a summary of the inputs used, as of November 30, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 7,732,523	$ 7,725,614	$ -	$ 6,909
Consumer Staples	6,872,198	6,836,432	35,766	-
Energy	3,309,826	3,309,826	-	-
Financials	8,803,172	8,803,172	-	-
Health Care	9,435,575	9,435,575	-	-
Industrials	7,213,794	7,213,794	-	-
Information Technology	11,213,509	11,155,589	18,419	39,501
Materials	1,992,317	1,958,065	34,252	-
Telecommunication Services	802,769	802,769	-	-
Utilities	957,958	957,958	-	-
U.S. Treasury Obligations	79,992	-	79,992	-
Money Market Funds	2,881,383	2,881,383	-	-
Total Investments in Securities:	$ 61,295,016	$ 61,080,177	$ 168,429	$ 46,410
Derivative Instruments:
Assets
Futures Contracts	$ 105,000	$ 105,000	$ -	$ -
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of November 30, 2015. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts (a)	$ 105,000	$ -
Total Value of Derivatives	$ 105,000	$ -

(a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. Only the period end receivable or payable for daily variation margin and net unrealized appreciation (depreciation) are presented in the Statement of Assets and Liabilities.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	November 30, 2015 (Unaudited)
Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $48,179,416)		$ 61,295,016
Receivable for investments sold		503,791
Receivable for fund shares sold		1,223
Dividends receivable		121,947
Prepaid expenses		123
Receivable from investment adviser for expense reductions		8,344
Other receivables		486
Total assets		61,930,930
Liabilities
Payable for investments purchased	$ 467,090
Payable for fund shares redeemed	18,106
Accrued management fee	30,319
Distribution and service plan fees payable	25
Payable for daily variation margin for derivative instruments	7,575
Custodian fees payable	89,425
Other affiliated payables	6,291
Other payables and accrued expenses	24,407
Total liabilities		643,238
Net Assets		$ 61,287,692
Net Assets consist of:
Paid in capital		$ 47,574,327
Undistributed net investment income		246,568
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		246,272
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		13,220,525
Net Assets		$ 61,287,692

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

November 30, 2015 (Unaudited)
Core Multi-Manager:
Net Asset Value, offering price and redemption price per share ($58,112,572 ÷ 4,764,315 shares)	$ 12.20

Class F:
Net Asset Value, offering price and redemption price per share ($2,935,137 ÷ 239,848 shares)	$ 12.24

Class L:
Net Asset Value, offering price and redemption price per share ($120,296 ÷ 9,861 shares)	$ 12.20

Class N:
Net Asset Value, offering price and redemption price per share ($119,687 ÷ 9,826 shares)	$ 12.18

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended November 30, 2015 (Unaudited)
Investment Income
Dividends:
Unaffiliated issuers		$ 536,257
Interest		215
Total income		536,472
Expenses
Management fee	$ 181,188
Transfer agent fees	28,264
Distribution and service plan fees	147
Accounting fees and expenses	11,793
Custodian fees and expenses	87,046
Independent trustees' compensation	325
Registration fees	37,071
Audit	26,585
Legal	299
Miscellaneous	254
Total expenses before reductions	372,972
Expense reductions	(81,493)	291,479
Net investment income (loss)		244,993
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	624,716
Foreign currency transactions	(3,630)
Futures contracts	(76,270)
Total net realized gain (loss)		544,816
Change in net unrealized appreciation (depreciation) on: Investment securities	(1,319,908)
Assets and liabilities in foreign currencies	(8)
Futures contracts	68,159
Total change in net unrealized appreciation (depreciation)		(1,251,757)
Net gain (loss)		(706,941)
Net increase (decrease) in net assets resulting from operations		$ (461,948)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended November 30, 2015 (Unaudited)	Year ended May 31, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 244,993	$ 467,085
Net realized gain (loss)	544,816	6,941,722
Change in net unrealized appreciation (depreciation)	(1,251,757)	(1,350,852)
Net increase (decrease) in net assets resulting from operations	(461,948)	6,057,955
Distributions to shareholders from net investment income	(207,624)	(502,834)
Distributions to shareholders from net realized gain	(3,474,996)	(10,159,157)
Total distributions	(3,682,620)	(10,661,991)
Share transactions - net increase (decrease)	1,886,502	5,466,347
Total increase (decrease) in net assets	(2,258,066)	862,311
Net Assets
Beginning of period	63,545,758	62,683,447
End of period (including undistributed net investment income of $246,568 and undistributed net investment income of $209,199, respectively)	$ 61,287,692	$ 63,545,758

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Strategic Advisers Core Multi-Manager Fund

	Six months ended November 30, 2015	Years ended May 31,
	(Unaudited)	2015	2014	2013	2012 E
Selected Per-Share Data
Net asset value, beginning of period	$ 13.07	$ 14.28	$ 13.02	$ 10.61	$ 10.00
Income from Investment Operations
Net investment income (loss)D	.05	.10	.11	.13	.05
Net realized and unrealized gain (loss)	(.14)	1.28	2.27	2.60	.57
Total from investment operations	(.09)	1.38	2.38	2.73	.62
Distributions from net investment income	(.04)	(.12)	(.11)	(.12)	(.01)
Distributions from net realized gain	(.74)	(2.47)	(1.02)	(.20)	-
Total distributions	(.78)	(2.59)	(1.12)H	(.32)	(.01)
Net asset value, end of period	$ 12.20	$ 13.07	$ 14.28	$ 13.02	$ 10.61
Total ReturnB, C	(.67)%	10.70%	19.49%	26.33%	6.24%
Ratios to Average Net AssetsF
Expenses before reductions	1.23%A	1.14%	1.21%	1.03%	1.10%A
Expenses net of fee waivers, if any	.97%A	.97%	.97%	.97%	.97%A
Expenses net of all reductions	.97%A	.97%	.97%	.96%	.97%A
Net investment income (loss)	.80%A	.78%	.80%	1.12%	.90%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 58,113	$ 60,606	$ 60,938	$ 67,623	$ 53,266
Portfolio turnover rateG	125%A	151%	134%	95%	77%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E For the period November 16, 2011 (commencement of operations) to May 31, 2012.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount does not include the portfolio activity of any Underlying Funds.

H Total distributions of $1.12 per share is comprised of distributions from net investment income of $.108 and distributions from net realized gain of $1.015 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Strategic Advisers Core Multi-Manager Fund Class F

	Six months ended November 30, 2015	Years ended May 31,
	(Unaudited)	2015	2014	2013 E
Selected Per-Share Data
Net asset value, beginning of period	$ 13.10	$ 14.30	$ 13.02	$ 11.62
Income from Investment Operations
Net investment income (loss)D	.05	.11	.12	.06
Net realized and unrealized gain (loss)	(.13)	1.28	2.28	1.46
Total from investment operations	(.08)	1.39	2.40	1.52
Distributions from net investment income	(.04)	(.12)	(.11)	(.08)
Distributions from net realized gain	(.74)	(2.47)	(1.02)	(.04)
Total distributions	(.78)	(2.59)	(1.12)H	(.12)
Net asset value, end of period	$ 12.24	$ 13.10	$ 14.30	$ 13.02
Total ReturnB, C	(.59)%	10.78%	19.66%	13.22%
Ratios to Average Net AssetsF
Expenses before reductions	1.14%A	1.05%	1.11%	.96%A
Expenses net of fee waivers, if any	.87%A	.87%	.87%	.87%A
Expenses net of all reductions	.87%A	.87%	.87%	.86%A
Net investment income (loss)	.90%A	.88%	.90%	1.02%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,935	$ 2,698	$ 1,527	$ 285
Portfolio turnover rateG	125%A	151%	134%	95%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E For the period December 18, 2012 (commencement of sale of shares) to May 31, 2013.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount does not include the portfolio activity of any Underlying Funds.

H Total distributions of $1.12 per share is comprised of distributions from net investment income of $.109 and distributions from net realized gain of $1.015 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Strategic Advisers Core Multi-Manager Fund Class L

	Six months ended November 30, 2015	Years ended May 31,
	(Unaudited)	2015	2014 E
Selected Per-Share Data
Net asset value, beginning of period	$ 13.07	$ 14.29	$ 13.50
Income from Investment Operations
Net investment income (loss)D	.05	.10	.07
Net realized and unrealized gain (loss)	(.14)	1.27	1.19
Total from investment operations	(.09)	1.37	1.26
Distributions from net investment income	(.04)	(.12)	(.06)
Distributions from net realized gain	(.74)	(2.47)	(.41)
Total distributions	(.78)	(2.59)	(.47)
Net asset value, end of period	$ 12.20	$ 13.07	$ 14.29
Total ReturnB, C	(.67)%	10.62%	9.50%
Ratios to Average Net AssetsF
Expenses before reductions	1.23%A	1.14%	1.19%A
Expenses net of fee waivers, if any	.97%A	.97%	.97%A
Expenses net of all reductions	.97%A	.97%	.97%A
Net investment income (loss)	.80%A	.78%	.90%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 120	$ 121	$ 109
Portfolio turnover rateG	125%A	151%	134%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E For the period November 12, 2013 (commencement of sale of shares) to May 31, 2014.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount does not include the portfolio activity of any Underlying Funds.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Strategic Advisers Core Multi-Manager Fund Class N

	Six months ended November 30, 2015	Years ended May 31,
	(Unaudited)	2015	2014 E
Selected Per-Share Data
Net asset value, beginning of period	$ 13.06	$ 14.27	$ 13.50
Income from Investment Operations
Net investment income (loss)D	.03	.07	.05
Net realized and unrealized gain (loss)	(.14)	1.28	1.18
Total from investment operations	(.11)	1.35	1.23
Distributions from net investment income	(.03)	(.09)	(.06)
Distributions from net realized gain	(.74)	(2.47)	(.41)
Total distributions	(.77)	(2.56)	(.46)H
Net asset value, end of period	$ 12.18	$ 13.06	$ 14.27
Total ReturnB, C	(.86)%	10.43%	9.32%
Ratios to Average Net AssetsF
Expenses before reductions	1.48%A	1.39%	1.45%A
Expenses net of fee waivers, if any	1.22%A	1.22%	1.22%A
Expenses net of all reductions	1.22%A	1.22%	1.22%A
Net investment income (loss)	.55%A	.53%	.65%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 120	$ 121	$ 109
Portfolio turnover rateG	125%A	151%	134%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E For the period November 12, 2013 (commencement of sale of shares) to May 31, 2014.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount does not include the portfolio activity of any Underlying Funds.

H Total distributions of $.46 per share is comprised of distributions from net investment income of $.056 and distributions from net realized gain of $.405 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended November 30, 2015 (Unaudited)

1. Organization.

Strategic Advisers Core Multi-Manager Fund (the Fund) is a diversified fund of Fidelity Rutland Square Trust II (the Trust), and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. The Fund is available only to certain employer-sponsored retirement plans and certain Fidelity brokerage or mutual fund accounts. The Fund offers Core Multi Manager, Class F, Class L and Class N shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Strategic Advisers, Inc. (Strategic Advisers) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

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2. Significant Accounting Policies - continued

Investment Valuation - continued

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

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Notes to Financial Statements (Unaudited) - continued

2. Significant Accounting Policies - continued

Investment Valuation - continued

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated open-end mutual fund's NAV is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and is categorized as Level 2 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of November 30, 2015 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Underlying Funds and distributions from ETFs, if any, are recorded on

Semiannual Report

2. Significant Accounting Policies - continued

Investment Transactions and Income - continued

the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Strategic Advisers funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

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Notes to Financial Statements (Unaudited) - continued

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, foreign currency transactions, deferred trustees compensation, partnerships and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 14,083,173
Gross unrealized depreciation	(1,436,463)
Net unrealized appreciation (depreciation) on securities	$ 12,646,710
Tax cost	$ 48,648,306

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

3. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Semiannual Report

3. Derivative Instruments - continued

Risk Exposures and the Use of Derivative Instruments - continued

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risks:

Equity Risk

Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is included in the Statement of Operations.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Derivative Instruments - continued

Futures Contracts - continued

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts." The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

During the period the Fund recognized net realized gain (loss) of $(76,270) and a change in net unrealized appreciation (depreciation) of $68,159 related to its investment in futures contracts. These amounts are included in the Statement of Operations.

4. Purchases and Sales of Investments.

Purchases and sales of securities (including the Underlying Fund shares), other than short-term securities, aggregated $35,941,292 and $37,601,717, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Strategic Advisers (the investment adviser) provides the Fund with investment management related services. For these services, the Fund pays a monthly management fee to the investment adviser. The management fee is calculated by adding the annual management fee rate of .30% of the Fund's average net assets throughout the month payable to the investment adviser to the aggregate of the fee rates, payable monthly, to the Fund's sub-advisers. The Fund's maximum aggregate management fee will not exceed 1.05% of the Fund's average net assets. For the reporting period, the total annualized management fee rate was .59% of the Fund's average net assets.

During the period, the investment adviser waived its management fee as described in the Expense Reductions note.

Sub-Advisers. AllianceBernstein, L.P. (AB), Cornerstone Investment Partners, LLC (through June 29, 2015), First Eagle Investment Management, LLC, J.P. Morgan Investment Management, Inc., OppenheimerFunds, Inc., FIAM LLC (formerly Pyramis Global Advisors, LLC), an affiliate of the investment adviser, and T. Rowe Price Associates, Inc. each served as a sub-adviser for the Fund during the period. Sub-advisers provide discretionary investment advisory services for their allocated portion of the Fund's assets and are paid by the investment adviser and not the Fund for providing these services.

Semiannual Report

5. Fees and Other Transactions with Affiliates - continued

Sub-Advisers - continued

Aristotle Capital Management, LLC, Brandywine Global Investment Management, LLC, ClariVest Asset Management LLC, Loomis Sayles & Company, L.P., LSV Asset Management, Massachusetts Financial Services Company (MFS), Morgan Stanley Investment Management, Inc., Robeco Investment Management, Inc. (d/b/a Boston Partners) and Waddell & Reed Investment Management Co. have been retained to serve as a sub-adviser for the Fund. As of the date of the report, however, these sub-advisers have not been allocated any portion of the Fund's assets. These sub-advisers in the future may provide discretionary investment advisory services for an allocated portion of the Fund's assets and will be paid by the investment adviser for providing these services.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Class N pays Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, a Service Fee based on an annual percentage of Class N's average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Service Fee rate, total service fees and amounts retained by FDC were as follows:

	Service Fee	Total Fees	Retained by FDC
Class N	.25%	$ 147	$ 147

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund, except for Class F. Each class, except for Class F, does not directly pay transfer agent fees with respect to the portion of its assets invested in Underlying Funds. FIIOC receives no fees for providing transfer agency services to Class F. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each applicable class were as follows:

	Amount	% of Class-Level Average Net Assets A
Core Multi-Manager	$ 28,148.10
Class L	58.10
Class N	58.10
	$ 28,264

A Annualized

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Notes to Financial Statements (Unaudited) - continued

5. Fees and Other Transactions with Affiliates - continued

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The fee is based on the level of average net assets for each month.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $1,042 for the period.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $40 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Expense Reductions.

The investment adviser has contractually agreed to reimburse Core Multi-Manager, Class L and Class N to the extent that annual operating expenses exceed certain levels of average net assets as noted in the table below. This reimbursement will remain in place through July 31, 2016. In addition, the investment adviser has voluntarily agreed to reimburse Class F to the extent that annual operating expenses exceed certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees, are excluded from these reimbursements. The following classes of the Fund were in reimbursement during the period:

	Expense Limitations	Reimbursement
Core Multi-Manager	.97%	$ 74,381
Class F	.87%	3,758
Class L	.97%	154
Class N	1.22%	153

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's expenses by $18.

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7. Expense Reductions - continued

In addition, during the period the investment adviser reimbursed and/or waived a portion of the fund-level operating expenses in the amount of $1,629 and a portion of class-level operating expenses as follows:

Amount
Core Multi-Manager	$ 1,396
Class L	2
Class N	2
$ 1,400

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended November 30, 2015	Year ended May 31, 2015
From net investment income
Core Multi-Manager	$ 197,107	$ 484,614
Class F	9,822	16,549
Class L	408	976
Class N	287	695
Total	$ 207,624	$ 502,834
From net realized gain
Core Multi-Manager	$ 3,297,069	$ 9,798,347
Class F	164,303	321,329
Class L	6,821	19,746
Class N	6,803	19,735
Total	$ 3,474,996	$ 10,159,157

9. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between funds:

	Shares		Dollars
	Six months ended November 30, 2015	Year ended May 31, 2015	Six months ended November 30, 2015	Year ended May 31, 2015
Core Multi-Manager
Shares sold	23,792	95,933	$ 289,688	$ 1,251,118
Reinvestment of distributions	287,114	796,463	3,494,176	10,282,961
Shares redeemed	(183,434)	(521,747)	(2,328,909)	(7,398,943)
Net increase (decrease)	127,472	370,649	$ 1,454,955	$ 4,135,136

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Notes to Financial Statements (Unaudited) - continued

9. Share Transactions - continued

	Shares		Dollars
	Six months ended November 30, 2015	Year ended May 31, 2015	Six months ended November 30, 2015	Year ended May 31, 2015
Class F
Shares sold	54,185	90,367	$ 667,925	$ 1,178,800
Reinvestment of distributions	14,273	26,179	174,125	337,878
Shares redeemed	(34,543)	(17,383)	(424,822)	(226,619)
Net increase (decrease)	33,915	99,163	$ 417,228	$ 1,290,059
Class L
Reinvestment of distributions	594	1,605	7,229	20,722
Net increase (decrease)	594	1,605	$ 7,229	$ 20,722
Class N
Reinvestment of distributions	583	1,583	7,090	20,430
Net increase (decrease)	583	1,583	$ 7,090	$ 20,430

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were the owners of record of 94% of the total outstanding shares of the Fund.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Strategic Advisers Core Multi-Manager Fund

Each year the Board of Trustees, including the Independent Trustees (together, the Board), votes at an in-person meeting on the renewal of the management contract with Strategic Advisers, Inc. (Strategic Advisers) and the sub-advisory agreements with Alliance Bernstein L.P. (AB), Aristotle Capital Management (Aristotle), Brandywine Global Investment Management (Brandywine), ClariVest Asset Management (ClariVest), First Eagle Investment Management, LLC (First Eagle), LSV Asset Management (LSV), Massachusetts Financial Services Company (MFS), Morgan Stanley Investment Management (MSIM), OppenheimerFunds, Inc. (OppenheimerFunds), Pyramis Global Advisors, LLC (Pyramis), Robeco Investment Management, Inc. (dba Boston Partners), T. Rowe Price Associates, Inc. (T. Rowe Price), and Waddell & Reed Investment Management Company (WRIMCO) (collectively, the Sub-Advisory Agreements and, together with the management contract, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets at least four times per year and, at each of its meetings, considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The full Board or the Independent Trustees, as appropriate, act on all major matters; however, a portion of the activities of the Board (including certain of those described herein) may be conducted through standing committees that have been established by the Board.

At its September 2015 meeting, the Board, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including, (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expenses relative to peer funds; (iii) the total costs of the services to be provided by and the profits, if any, to be realized by Strategic Advisers from its relationship with the fund; (iv) the extent to which (if any) economies of scale exist and would be realized as the fund grows; and (v) whether any economies of scale are appropriately shared with fund shareholders. In connection with a corporate reorganization involving First Eagle, in addition to renewing the existing sub-advisory agreement with First Eagle, the Board prospectively approved a new sub-advisory agreement with First Eagle (together with the Sub-Advisory Agreements and the management contract, the Advisory Contracts) to take effect upon the consummation of a transaction that would result in a change in control of First Eagle, effectively terminating the existing sub-advisory agreement. The Board noted that the reorganization would not result in any changes to the personnel that currently provide services to the fund or the nature, extent and quality of the services provided to the fund. In addition, the Board noted that the terms of the prospective sub-advisory agreement with First Eagle are identical to those of the current sub-advisory agreement.

Semiannual Report

In considering whether to renew the Advisory Contracts for the fund and prospectively approve a new sub-advisory agreement with First Eagle, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts and the approval of a new sub-advisory agreement with First Eagle is in the best interests of the fund and its shareholders. In addition, with respect to the Sub-Advisory Agreements, the Board also concluded that the renewal of such agreements and the approval of the new sub-advisory agreement does not involve a conflict of interest from which Strategic Advisers or its affiliates derive an inappropriate advantage. Also, the Board found that the advisory fees to be charged under the Advisory Contracts bear a reasonable relationship to the services rendered and are based on services provided that are in addition to, rather than duplicative of, services provided under the advisory contract of any underlying fund in which the fund may invest. The Board's decision to renew the Advisory Contracts and approve a new sub-advisory agreement with First Eagle was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board.

Nature, Extent, and Quality of Services Provided. The Board considered the staffing within the investment adviser, Strategic Advisers, and each sub-adviser, AB, Aristotle, Brandywine, ClariVest, First Eagle, LSV, MFS, MSIM, OppenheimerFunds, Pyramis, Boston Partners, T. Rowe Price, and WRIMCO (collectively, the Investment Advisers), including the backgrounds of the fund's investment personnel and the fund's investment objective, strategies and related investment philosophy. The Independent Trustees also had discussions with senior management of Strategic Advisers' investment operations and investment groups. The Board considered the structure of each Investment Adviser's portfolio manager compensation program and whether such structures provide appropriate incentives to act in the best interests of the fund.

The Trustees also discussed with representatives of Strategic Advisers, at meetings throughout the year, Strategic Advisers' role in (i) identifying and recommending to the Trustees one or more sub-advisers for the fund; (ii) overseeing compliance with federal securities laws by each sub-adviser with respect to fund assets; (iii) monitoring and overseeing the performance and investment capabilities of each sub-adviser; and (iv) recommending the replacement of a sub-adviser as appropriate. The Trustees considered that the Board had received from Strategic Advisers substantial information and periodic reports about the sub-adviser oversight and due diligence processes, as well as periodic reports regarding the performance of each sub-adviser.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to managing and compensating investment personnel. The Board noted that the Investment Advisers' analysts have extensive resources, tools, and capabilities that allow them to conduct sophisticated quantitative and/or fundamental analysis. Additionally, in its deliberations, the Board considered the Investment Advisers' trading capabilities and resources and global compliance infrastructure, which are integral parts of the investment management process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for the fund; (ii) the nature and extent of Strategic Advisers' supervision of third party service providers, including the sub-advisers, custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. The Board took into account discussions with Strategic Advisers about fund investment performance that occur at Board meetings throughout the year. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for the fund, for different time periods, measured against a securities market index ("benchmark index") and a peer group of mutual funds with similar objectives ("peer group").

In connection with the renewal of the Advisory Contracts, the Board reviewed the fund's absolute investment performance, as well as the fund's relative investment performance measured over multiple periods against a benchmark index and peer group. Because the fund had been in existence less than five years, the following charts considered by the Board show, over the one- and three-year periods ended December 31, 2014, the cumulative total returns of the fund and the cumulative total returns of an appropriate benchmark index and peer group. The box within each chart shows the 25th percentile return (75% beaten, top of box) and the 75th percentile return (25% beaten, bottom of box) of the peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten numbers noted below each chart corresponds to the percentile box and represents the percentage of funds in the peer group whose performance was equal to or lower than that of the fund.

Semiannual Report

Strategic Advisers Core Multi-Manager Fund

The Board reviewed the fund's relative investment performance against its peer group and noted that the performance of the retail class was in the second quartile for the one-year period and the third quartile for the three-year period ended December 31, 2014. The Board also noted that the retail class out-performed 52% of its peers and under-performed 53% of its peers for the one- and three-year periods, respectively, ended December 31, 2014. The Board also noted that the investment performance of the fund was lower than its benchmark for the periods shown.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should benefit the fund's shareholders.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered the amount and nature of fees paid to the Investment Advisers. The Board also considered information comparing the management fees and total expenses of the fund to those of other registered investment companies with investment objectives similar to those of the fund. The Board noted that the fund's maximum aggregate annual management fee rate may not exceed 1.05% of the fund's average daily net assets. The Board also considered Strategic Advisers' contractual commitment to reimburse the retail class, Class L, and Class N through July 31, 2016 to the extent that the total operating expenses of the class (excluding interest, certain taxes, certain securities lending costs, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses, if any), as a percentage of net assets, exceed 0.97%, 0.97%, and 1.22%, respectively. In addition, the Board also noted that Strategic Advisers has voluntarily agreed to reimburse Class F of the fund to the extent that total operating expenses of the class (excluding interest, certain taxes, certain securities lending costs, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses, if any) exceed 0.87% of the class' average net assets and that such arrangement may be terminated by Strategic Advisers at any time.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board considered the fund's management fee and total expenses compared to "mapped groups" of competitive funds created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Strategic Advisers uses "mapped groups," which are created by Fidelity by combining similar Lipper investment objective categories that it believes have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which Strategic Advisers' funds are compared.

Management Fee. The Board considered two proprietary management fee comparisons. The group of Lipper funds used by the Board for management fee comparisons is referred to as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures are also comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG % and the number of funds in the Total Mapped Group are in the chart below. The Board also compared the fund's management fee to an "Asset-Size Peer Group" (ASPG), which is a sub-set of the competitive funds in the Total Mapped Group. The ASPG comparison focuses on a fund's standing relative to non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked, is also included in the chart and considered by the Board.

Semiannual Report

Strategic Advisers Core Multi-Manager Fund

The Board noted that the fund's management fee was ranked below the median of its Total Mapped Group and below the median of its ASPG for the 12-month period ended February 28, 2015.

Based on its review, the Board concluded that the fund's management fee bears a reasonable relationship to the services rendered.

Total Expenses. In its review of the total expenses of each class of the fund, the Board considered the fund's management fee as well as other fund or class expenses, as applicable, such as expenses from holding Fidelity and non-Fidelity mutual funds and ETFs, transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. The Board further noted that the fund's total expenses were compared to classes of competitive funds having similar load types. This comparison, which is a proxy for comparing funds by distribution channel, showed the fund's position relative to competitive funds with the same load type.

The Board noted that the total expenses of each of the retail class, Class L, and Class N were above, and the total expenses of Class F were below, the median of the fund's Total Mapped Group for the 12-month period ended February 28, 2015. The Board considered that, in general, various factors can affect total expenses. The total expenses for the retail class and Class L ranked below median when compared to a universe of no-load funds. The total expenses for Class N ranked above the competitive median of its institutional peer group primarily because of its 0.25% 12b-1 fee.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Fees Charged to Other Clients. The Board also considered fee structures paid by the Investment Advisers' other clients, such as other funds advised or subadvised by the Investment Advisers, pension plan clients, and other institutional clients with similar investment mandates.

Based on its review of the total expense ratios and fees charged to other clients of Strategic Advisers or its affiliates, the Board concluded that the total expenses of the fund were reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered information regarding the revenues earned and expenses incurred by Strategic Advisers and its affiliates in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders.

On an annual basis, Strategic Advisers presents to the Board information about the profitability of its relationship with the fund. Strategic Advisers calculates profitability information for the fund using a series of detailed revenue and cost allocation methodologies. The Board reviews any significant changes from the prior year's methodologies. Strategic Advisers noted that, to the extent possible, it employs the same corporate reporting of revenues and expenses as those used by other Fidelity funds.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of fund profitability and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Strategic Advisers' and its affiliates' non-fund businesses and fall-out benefits related to the mutual fund business, as well as cases where Strategic Advisers' affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized, if any, by Strategic Advisers and its affiliates in connection with the operation of the fund and was satisfied that the profitability was not excessive.

Possible Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Strategic Advisers funds, whether the Strategic Advisers funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board considered that the fund's sub-advisory contracts provide for breakpoints as the fund's assets grow and noted that any potential decline in sub-advisory fees would accrue directly to the fund. The Board took into consideration Strategic Advisers' contractual expense reimbursement commitment.

Semiannual Report

Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee structures bear a reasonable relationship to the services rendered and that the fund's Advisory Contracts should be renewed because each agreement is in the best interests of the fund and its shareholders. The Board also concluded that the advisory fees charged thereunder are based on services provided that are in addition to, rather than duplicative of, services provided under the advisory contract of any underlying fund in which the fund may invest. In addition, with respect to each Sub-Advisory Agreement, the Board concluded that the renewal of the agreement does not involve a conflict of interest from which Strategic Advisers or its affiliates derive an inappropriate advantage.

Board Approval of Investment Advisory Contract

Strategic Advisers Core Multi-Manager Fund

On June 4, 2015, the Board of Trustees, including the Independent Trustees (together, the Board), voted at an in-person meeting to approve an amendment to the fee schedule in the existing sub-advisory agreement (the Current Sub-Advisory Agreement) with Waddell & Reed Investment Management Company (Waddell & Reed) for the fund (the Amended Sub-Advisory Agreement), which has the potential to lower the amount of fees paid by Strategic Advisers, Inc. (Strategic Advisers) to Waddell & Reed on behalf of the fund. The terms of the Amended Sub-Advisory Agreement are identical to those of the Current Sub-Advisory Agreement, except with respect to the date of execution and the fee schedule.

The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, considered a broad range of information it believed relevant to the approval of the Amended Sub-Advisory Agreement.

In considering whether to approve the Amended Sub-Advisory Agreement, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the approval of the Amended Sub-Advisory Agreement is in the best interests of the fund and its shareholders and that the approval of such agreement does not involve a conflict of interest from which Strategic Advisers or its affiliates derive an inappropriate advantage. Also, the Board found that the advisory fees to be charged under the Amended Sub-Advisory Agreement bear a reasonable relationship to the services to be rendered and will be based upon services provided that will be in addition to, rather than duplicative of services provided under the advisory contract of any underlying fund in which the fund may invest. The Board's decision to approve the Amended Sub-Advisory Agreement was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Nature, Extent, and Quality of Services Provided. The Board considered that it reviewed information regarding the staffing within Waddell & Reed, including the backgrounds and compensation of its investment personnel, and also took into consideration the fund's investment objective, strategies and related investment philosophy in connection with the annual renewal of the Current Sub-Advisory Agreement at its September 2014 Board meeting, as well as the information provided by Waddell & Reed in connection with the upcoming renewal of the Current Sub-Advisory Agreement at its September 2015 Board meeting.

The Board considered that the Amended Sub-Advisory Agreement will not result in any changes to the nature and quality of the services provided to the fund. The Board also considered that the Amended Sub-Advisory Agreement would not result in any changes to (i) the investment process or strategies employed in the management of the fund's assets or (ii) the day-to-day management of the fund or the persons primarily responsible for such management.

Investment Performance. The Board considered that it reviewed historical investment performance of Waddell & Reed in managing fund assets in connection with the Board's renewal of the Current Sub-Advisory Agreement as well as the information provided by Waddell & Reed regarding its performance in connection with the upcoming renewal of the Current Sub-Advisory Agreement at its September 2015 Board meeting. The Board did not consider performance to be a material factor in its decision to approve the Amended Sub-Advisory Agreement because the Amended Sub-Advisory Agreement would not result in any changes to the fund's investment processes or strategies or in the persons primarily responsible for the day-to-day management of the fund.

Based on its review, the Board concluded that the nature, extent, and quality of services that will be provided to the fund under the Amended Sub-Advisory Agreement will continue to benefit the fund's shareholders.

Competitiveness of Management Fee and Total Fund Expenses.

The Board considered that the new fee schedule will not result in any changes to the fund's total management fee or total fund expenses of the fund because Strategic Advisers has not allocated any assets of the fund to Waddell & Reed. The Board considered that to the extent Strategic Advisers allocates assets of the fund to Waddell & Reed in the future, the new fee schedule would result in lower fees to be paid by Strategic Advisers to Waddell & Reed, on behalf of the fund, compared to the existing fee schedule. The Board also considered that the Amended Sub-Advisory Agreement would not result in any changes to the fund's maximum aggregate annual management fee rate, Strategic Advisers' portion of the fund's management fee or Strategic Advisers' expense reimbursement arrangements for each class of the fund. Based on its review, the Board concluded that the fund's management fee structure and total expenses continue to bear a reasonable relationship to the services that the fund and its shareholders will receive and the other factors considered.

Semiannual Report

Because the Amended Sub-Advisory Agreement was negotiated at arm's length and will have no impact on the maximum management fees payable by the fund, the Board did not consider the fund's investment performance or costs of services and profitability to be significant factors in its decision to approve the Amended Sub-Advisory Agreement.

Potential Fall-Out Benefits. The Board considered that it reviewed information regarding the potential of direct and indirect benefits to Strategic Advisers and its affiliates from their relationships with the fund, including non-advisory fee compensation paid to affiliates of Strategic Advisers, if any, during its annual renewal of the fund's advisory agreement with Strategic Advisers at its September 2014 Board meeting, as well as the information provided by Strategic Advisers in connection with the upcoming renewal of the fund's advisory agreement with Strategic Advisers at its September 2015 Board meeting.

Possible Economies of Scale. The Board considered that the Amended Sub-Advisory Agreement, like the Current Sub-Advisory Agreement, provides for breakpoints as the fund's assets grow and noted that the decline in sub-advisory fees pursuant to the new fee schedule will accrue directly to shareholders. The Board also considered that it reviewed whether there have been economies of scale in connection with the management of the fund during its annual renewal of the fund's advisory agreement with Strategic Advisers at its September 2014 Board meeting, as well as the information provided by Strategic Advisers in connection with the upcoming renewal of the fund's advisory agreement with Strategic Advisers at its September 2015 Board meeting.

Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the Amended Sub-Advisory Agreement's fee structure bears a reasonable relationship to the services to be rendered and that the Amended Sub-Advisory Agreement should be approved because the agreement is in the best interests of the fund and its shareholders. The Board also concluded that the sub-advisory fees to be charged thereunder will be based on services provided that will be in addition to, rather than duplicative of services provided under the advisory contract of any underlying fund in which the fund may invest. In addition, the Board concluded that the approval of the Amended Sub-Advisory Agreement does not involve a conflict of interest from which Strategic Advisers or its affiliates derive an inappropriate advantage.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Board Approval of Investment Advisory Contract

Strategic Advisers Core Multi-Manager Fund

On September 16, 2015, the Board of Trustees, including the Independent Trustees (together, the Board), voted at an in-person meeting to approve an amendment to the fee schedule in the existing sub-advisory agreement (the Current Sub-Advisory Agreement) with Morgan Stanley Investment Management, Inc. (MSIM) for the fund (the Amended Sub-Advisory Agreement), which has the potential to lower the amount of fees paid by Strategic Advisers, Inc. (Strategic Advisers) to MSIM, on behalf of the fund. The terms of the Amended Sub-Advisory Agreement are identical to those of the Current Sub-Advisory Agreement, except with respect to the date of execution and the fee schedule.

The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, considered a broad range of information it believed relevant to the approval of the Amended Sub-Advisory Agreement.

In considering whether to approve the Amended Sub-Advisory Agreement, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the approval of the Amended Sub-Advisory Agreement is in the best interests of the fund and its shareholders and that the approval of such agreement does not involve a conflict of interest from which Strategic Advisers or its affiliates derive an inappropriate advantage. Also, the Board found that the advisory fees to be charged under the Amended Sub-Advisory Agreement bear a reasonable relationship to the services to be rendered and will be based upon services provided that will be in addition to, rather than duplicative of services provided under the advisory contract of any underlying fund in which the fund may invest. The Board's decision to approve the Amended Sub-Advisory Agreement was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board.

Nature, Extent, and Quality of Services Provided. The Board considered that it reviewed information regarding the staffing within MSIM, including the backgrounds of its investment personnel, and also took into consideration the fund's investment objective, strategies and related investment philosophy in connection with the annual renewal of the Current Sub-Advisory Agreement at its September 2015 Board meeting.

The Board considered that the Amended Sub-Advisory Agreement will not result in any changes to the services provided to the fund. The Board also considered that the Amended Sub-Advisory Agreement would not result in any changes to (i) the investment process or strategies employed in the management of the fund's assets or (ii) the day-to-day management of the fund or the persons primarily responsible for such management.

Semiannual Report

Investment Performance. The Board also considered that it reviewed historical investment performance of MSIM in managing fund assets in connection with the Board's renewal of the Current Sub-Advisory Agreement at its September 2015 Board meeting. The Board did not consider performance to be a material factor in its decision to approve the Amended Sub-Advisory Agreement because the Amended Sub-Advisory Agreement would not result in any changes to the fund's investment processes or strategies or in the persons primarily responsible for the day-to-day management of the fund.

Based on its review, the Board concluded that the nature, extent, and quality of services that will be provided to the fund under the Amended Sub-Advisory Agreement will continue to benefit the fund's shareholders.

Competitiveness of Management Fee and Total Fund Expenses.

The Board considered that the new fee schedule will not result in any changes to the fund's total management fee or total fund expenses because Strategic Advisers has not allocated any assets of the fund to MSIM. The Board considered that to the extent Strategic Advisers allocates assets of the fund to MSIM in the future, the new fee schedule would result in lower fees to be paid by Strategic Advisers to MSIM, on behalf of the fund, compared to the existing fee schedule. The Board also considered that the Amended Sub-Advisory Agreement would not result in any changes to the fund's maximum aggregate annual management fee rate, Strategic Advisers' portion of the fund's management fee or Strategic Advisers' expense reimbursement arrangements for each class of the fund. Based on its review, the Board concluded that the fund's management fee structure and total expenses continue to bear a reasonable relationship to the services that the fund and its shareholders will receive and the other factors considered.

Because the Amended Sub-Advisory Agreement was negotiated at arm's length and will have no impact on the maximum management fees payable by the fund, the Board did not consider the fund's investment performance or costs of services and profitability to be significant factors in its decision to approve the Amended Sub-Advisory Agreement.

Potential Fall-Out Benefits. The Board considered that it reviewed information regarding the potential of direct and indirect benefits to Strategic Advisers and its affiliates from their relationships with the fund, including non-advisory fee compensation paid to affiliates of Strategic Advisers, if any, during its annual renewal of the fund's advisory agreement with Strategic Advisers at its September 2015 Board meeting.

Possible Economies of Scale. The Board considered that the Amended Sub-Advisory Agreement provides for breakpoints that have the potential to further reduce sub-advisory fees paid to MSIM as assets allocated to MSIM grow. The Board also considered that it reviewed whether there have been economies of scale in connection with the management of the fund during its annual renewal of the fund's advisory agreement with Strategic Advisers at its September 2015 Board meeting.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the Amended Sub-Advisory Agreement's fee structure bears a reasonable relationship to the services to be rendered and that the Amended Sub-Advisory Agreement should be approved because the agreement is in the best interests of the fund and its shareholders. The Board also concluded that the sub-advisory fees to be charged thereunder will be based on services provided that will be in addition to, rather than duplicative of services provided under the advisory contract of any underlying fund in which the fund may invest. In addition, the Board concluded that the approval of the Amended Sub-Advisory Agreement does not involve a conflict of interest from which Strategic Advisers or its affiliates derive an inappropriate advantage.

Semiannual Report

Investment Adviser

Strategic Advisers, Inc.
Boston, MA

Investment Sub-Advisers

AllianceBernstein L.P.

Aristotle Capital Management, LLC

Brandywine Global Investment
Management, LLC

ClariVest Asset Management LLC

FIAM LLC

First Eagle Investment Management, LLC

JP Morgan Investment Management Inc.

Loomis, Sayles & Company, L.P.

LSV Asset Management

Massachusetts Financial Services
Company

Morgan Stanley Investment
Management, Inc.

OppenheimerFunds, Inc.

Robeco Investment Management, Inc.
doing business as Boston Partners

T. Rowe Price Associates, Inc.

Waddell & Reed Investment
Management Company

General Distributor

Fidelity Distributors Corporation
Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

The Bank of New York Mellon

New York, NY

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
245 Summer St., Boston, MA 02210
www.fidelity.com

MMC-L-MMC-N-SANN-0116
1.9585622.102

Strategic Advisers®
Growth Multi-Manager Fund Class L and Class N

Semiannual Report

November 30, 2015

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Board Approval of Investment Advisory Contracts and Management Fees	(Click Here)

To view a fund's proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-835-5095 (plan participants) or 1-877-208-0098 (Advisors and Investment Professionals) to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2016 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (June 1, 2015 to November 30, 2015).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition to the direct expenses incurred by the Fund presented in the table, as a shareholder of the underlying mutual funds (the Underlying Funds), the Fund also indirectly bears its proportionate share of the expenses of the Underlying Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition to the direct expenses incurred by the Fund presented in the table, as a shareholder of the Underlying Funds, the Fund also indirectly bears its proportionate share of the expenses of the Underlying Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio B	Beginning Account Value June 1, 2015	Ending Account Value November 30, 2015	Expenses Paid During PeriodC June 1, 2015 to November 30, 2015
Growth Multi-Manager	.85%
Actual		$ 1,000.00	$ 1,005.70	$ 4.26
HypotheticalA		$ 1,000.00	$ 1,020.75	$ 4.29
Class F	.76%
Actual		$ 1,000.00	$ 1,006.20	$ 3.81
HypotheticalA		$ 1,000.00	$ 1,021.20	$ 3.84
Class L	.85%
Actual		$ 1,000.00	$ 1,005.90	$ 4.26
HypotheticalA		$ 1,000.00	$ 1,020.75	$ 4.29
Class N	1.10%
Actual		$ 1,000.00	$ 1,004.90	$ 5.51
HypotheticalA		$ 1,000.00	$ 1,019.50	$ 5.55

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

C Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period). The fees and expenses of the Underlying Funds in which the Fund invests are not included in each Class' annualized expense ratio.

Semiannual Report

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Top Ten Holdings as of November 30, 2015
(excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
Fidelity Blue Chip Growth Fund	4.7	5.0
Apple, Inc.	4.6	5.7
Amazon.com, Inc.	2.5	1.2
Gilead Sciences, Inc.	2.4	2.5
Home Depot, Inc.	2.4	2.0
Alphabet, Inc. Class A	2.4	1.7
Alphabet, Inc. Class C	2.1	1.5
Facebook, Inc. Class A	2.1	1.6
Visa, Inc. Class A	1.8	1.7
Microsoft Corp.	1.6	0.9
	26.6
Top Five Market Sectors as of November 30, 2015
(stocks only)	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	30.1	30.1
Consumer Discretionary	19.4	18.1
Health Care	16.6	17.4
Consumer Staples	8.5	8.2
Industrials	7.1	7.4
Asset Allocation (% of fund's net assets)
As of November 30, 2015	As of May 31, 2015
Stocks 91.5%	Stocks 92.0%
Large Growth Funds 4.7%	Large Growth Funds 5.1%
Short-Term Investments and Net Other Assets (Liabilities) 3.8%	Short-Term Investments and Net Other Assets (Liabilities) 2.9%

Asset allocations of equity funds in the pie charts reflect the categorizations of assets as defined by Morningstar as of the reporting dates indicated above.

Semiannual Report

Investments November 30, 2015 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 91.3%
	Shares	Value
CONSUMER DISCRETIONARY - 19.2%
Auto Components - 0.5%
Lear Corp.	2,773	$ 349,121
Automobiles - 0.5%
General Motors Co.	2,744	99,333
Tesla Motors, Inc. (a)	861	198,254
		297,587
Hotels, Restaurants & Leisure - 3.2%
Brinker International, Inc.	2,867	130,793
Carnival Corp. unit	2,172	109,751
Chipotle Mexican Grill, Inc. (a)	77	44,625
Darden Restaurants, Inc.	1,825	102,510
Domino's Pizza, Inc.	858	92,209
Dunkin' Brands Group, Inc.	2,858	121,236
Hilton Worldwide Holdings, Inc.	5,980	138,856
Las Vegas Sands Corp.	1,276	56,221
Marriott International, Inc. Class A	2,480	175,857
McDonald's Corp.	3,480	397,277
Norwegian Cruise Line Holdings Ltd. (a)	1,967	112,984
Starbucks Corp.	4,440	272,572
Wyndham Worldwide Corp.	1,639	124,433
Yum! Brands, Inc.	3,264	236,673
		2,115,997
Household Durables - 0.4%
D.R. Horton, Inc.	5,800	187,398
Mohawk Industries, Inc. (a)	436	83,154
		270,552
Internet & Catalog Retail - 3.3%
Amazon.com, Inc. (a)	2,511	1,669,313
Expedia, Inc.	873	107,475
Priceline Group, Inc. (a)	273	340,936
TripAdvisor, Inc. (a)	316	26,029
Vipshop Holdings Ltd. ADR (a)	1,931	31,919
Zalando SE (a)	987	33,474
		2,209,146
Media - 3.1%
Charter Communications, Inc. Class A (a)	772	144,642
Comcast Corp. Class A	12,853	782,234
Omnicom Group, Inc.	2,095	154,862
The Walt Disney Co.	4,997	567,010
Time Warner Cable, Inc.	566	104,580
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Media - continued
Twenty-First Century Fox, Inc. Class A	4,700	$ 138,697
Viacom, Inc. Class B (non-vtg.)	3,870	192,687
		2,084,712
Multiline Retail - 0.0%
Target Corp.	179	12,978
Specialty Retail - 6.7%
American Eagle Outfitters, Inc.	8,379	130,461
AutoNation, Inc. (a)	1,654	105,724
AutoZone, Inc. (a)	924	724,203
Best Buy Co., Inc.	4,084	129,790
Dick's Sporting Goods, Inc.	1,074	41,918
Foot Locker, Inc.	2,002	130,130
GameStop Corp. Class A	2,212	77,486
Home Depot, Inc.	11,944	1,599,063
L Brands, Inc.	1,709	163,056
Lowe's Companies, Inc.	4,208	322,333
O'Reilly Automotive, Inc. (a)	860	226,928
Ross Stores, Inc.	1,426	74,166
TJX Companies, Inc.	4,670	329,702
Ulta Salon, Cosmetics & Fragrance, Inc. (a)	2,263	377,921
		4,432,881
Textiles, Apparel & Luxury Goods - 1.5%
lululemon athletica, Inc. (a)	841	40,217
Michael Kors Holdings Ltd. (a)	1,596	68,660
NIKE, Inc. Class B	5,436	719,074
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	1,975	59,645
Under Armour, Inc. Class A (sub. vtg.) (a)	1,496	128,985
		1,016,581
TOTAL CONSUMER DISCRETIONARY		12,789,555
CONSUMER STAPLES - 8.5%
Beverages - 2.5%
Anheuser-Busch InBev SA NV ADR	1,195	153,510
Molson Coors Brewing Co. Class B	1,860	171,176
Monster Beverage Corp.	2,082	321,898
PepsiCo, Inc.	7,283	729,465
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Beverages - continued
SABMiller PLC sponsored ADR	1,397	$ 84,938
The Coca-Cola Co.	5,232	222,988
		1,683,975
Food & Staples Retailing - 1.5%
CVS Health Corp.	7,558	711,132
Kroger Co.	6,966	262,340
		973,472
Food Products - 2.3%
Archer Daniels Midland Co.	5,735	209,270
Bunge Ltd.	1,508	100,448
Danone SA sponsored ADR	9,100	127,218
General Mills, Inc.	2,996	173,049
Kellogg Co.	2,490	171,237
Keurig Green Mountain, Inc.	1,097	57,483
Mead Johnson Nutrition Co. Class A	1,692	136,358
Mondelez International, Inc.	5,392	235,415
Tyson Foods, Inc. Class A	5,653	282,650
		1,493,128
Household Products - 0.3%
Colgate-Palmolive Co.	1,671	109,751
Procter & Gamble Co.	1,454	108,817
		218,568
Personal Products - 0.1%
Estee Lauder Companies, Inc. Class A	750	63,090
Tobacco - 1.8%
Altria Group, Inc.	2,465	141,984
Philip Morris International, Inc.	8,677	758,283
Reynolds American, Inc.	6,320	292,300
		1,192,567
TOTAL CONSUMER STAPLES		5,624,800
ENERGY - 1.6%
Energy Equipment & Services - 0.4%
Cameron International Corp. (a)	1,248	85,226
Halliburton Co.	2,800	111,580
Schlumberger Ltd.	1,163	89,725
		286,531
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - 1.2%
Apache Corp.	2,200	$ 108,196
EOG Resources, Inc.	1,380	115,133
Marathon Petroleum Corp.	3,812	222,659
Occidental Petroleum Corp.	1,299	98,191
Tesoro Corp.	1,250	143,963
Valero Energy Corp.	1,179	84,723
		772,865
TOTAL ENERGY		1,059,396
FINANCIALS - 4.7%
Banks - 0.7%
JPMorgan Chase & Co.	6,872	458,225
Capital Markets - 0.8%
Charles Schwab Corp.	7,140	240,689
Goldman Sachs Group, Inc.	937	178,049
Greenhill & Co., Inc.	410	10,869
SEI Investments Co.	2,268	123,357
		552,964
Consumer Finance - 0.9%
American Express Co.	517	37,038
Capital One Financial Corp.	4,200	329,742
Discover Financial Services	2,485	141,049
LendingClub Corp.	8,191	98,456
		606,285
Diversified Financial Services - 0.8%
CME Group, Inc.	2,200	214,830
FactSet Research Systems, Inc.	432	73,237
McGraw Hill Financial, Inc.	1,441	139,013
MSCI, Inc. Class A	1,577	110,579
		537,659
Insurance - 0.8%
Everest Re Group Ltd.	639	117,857
FNF Group	2,617	93,819
MetLife, Inc.	1,425	72,803
Prudential Financial, Inc.	1,791	155,011
XL Group PLC Class A	2,295	87,623
		527,113
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Investment Trusts - 0.6%
American Tower Corp.	2,833	$ 281,544
Extra Space Storage, Inc.	1,407	117,836
		399,380
Real Estate Management & Development - 0.1%
Realogy Holdings Corp. (a)	1,561	64,485
TOTAL FINANCIALS		3,146,111
HEALTH CARE - 16.6%
Biotechnology - 6.1%
AbbVie, Inc.	2,090	121,534
Alexion Pharmaceuticals, Inc. (a)	1,668	297,638
Alnylam Pharmaceuticals, Inc. (a)	264	27,472
Amgen, Inc.	3,071	494,738
Biogen, Inc. (a)	1,055	302,637
BioMarin Pharmaceutical, Inc. (a)	1,742	166,135
Celgene Corp. (a)	7,858	860,058
Gilead Sciences, Inc.	15,279	1,618,963
Intrexon Corp. (a)	593	21,532
Seattle Genetics, Inc. (a)	333	13,979
Vertex Pharmaceuticals, Inc. (a)	1,220	157,819
		4,082,505
Health Care Equipment & Supplies - 1.6%
DexCom, Inc. (a)	570	48,461
Edwards Lifesciences Corp. (a)	1,457	237,491
Hologic, Inc. (a)	3,524	142,193
Intuitive Surgical, Inc. (a)	370	192,407
Medtronic PLC	3,123	235,287
St. Jude Medical, Inc.	953	60,134
Varian Medical Systems, Inc. (a)	988	79,811
Zimmer Biomet Holdings, Inc.	284	28,687
		1,024,471
Health Care Providers & Services - 3.4%
Aetna, Inc.	1,507	154,844
Cardinal Health, Inc.	1,431	124,282
Centene Corp. (a)	1,779	102,737
Cigna Corp.	1,125	151,853
Community Health Systems, Inc. (a)	2,654	76,807
Express Scripts Holding Co. (a)	1,427	121,980
HCA Holdings, Inc. (a)	4,616	314,165
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Providers & Services - continued
Laboratory Corp. of America Holdings (a)	1,240	$ 150,710
McKesson Corp.	2,063	390,629
Molina Healthcare, Inc. (a)	1,448	87,256
UnitedHealth Group, Inc.	4,960	559,042
		2,234,305
Health Care Technology - 0.3%
athenahealth, Inc. (a)	1,193	200,126
Cerner Corp. (a)	284	16,926
		217,052
Life Sciences Tools & Services - 1.4%
Agilent Technologies, Inc.	3,030	126,715
Illumina, Inc. (a)	1,239	227,852
Thermo Fisher Scientific, Inc.	4,216	583,494
		938,061
Pharmaceuticals - 3.8%
Allergan PLC (a)	1,960	615,224
Bristol-Myers Squibb Co.	8,162	546,936
Eli Lilly & Co.	2,581	211,745
Endo Health Solutions, Inc. (a)	735	45,188
Merck & Co., Inc.	7,655	405,792
Novartis AG sponsored ADR	1,033	88,053
Novo Nordisk A/S Series B sponsored ADR	2,142	117,746
Pfizer, Inc.	3,389	111,058
Shire PLC sponsored ADR	1,080	225,029
Zoetis, Inc. Class A	3,149	147,058
		2,513,829
TOTAL HEALTH CARE		11,010,223
INDUSTRIALS - 7.1%
Aerospace & Defense - 2.9%
General Dynamics Corp.	1,643	240,634
Honeywell International, Inc.	2,186	227,235
Lockheed Martin Corp.	750	164,370
Northrop Grumman Corp.	1,994	371,602
Textron, Inc.	3,018	128,778
The Boeing Co.	2,151	312,863
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Aerospace & Defense - continued
TransDigm Group, Inc. (a)	231	$ 54,200
United Technologies Corp.	4,590	440,870
		1,940,552
Air Freight & Logistics - 1.1%
Expeditors International of Washington, Inc.	2,187	106,157
FedEx Corp.	1,643	260,481
United Parcel Service, Inc. Class B	3,387	348,895
XPO Logistics, Inc. (a)	810	24,705
		740,238
Airlines - 1.0%
Copa Holdings SA Class A	1,627	84,035
Delta Air Lines, Inc.	7,298	339,065
JetBlue Airways Corp. (a)	3,700	91,538
United Continental Holdings, Inc. (a)	2,473	137,820
		652,458
Building Products - 0.4%
Owens Corning	6,092	285,349
Electrical Equipment - 0.0%
SolarCity Corp. (a)	467	13,431
Industrial Conglomerates - 0.4%
Danaher Corp.	1,171	112,873
Roper Industries, Inc.	878	169,884
		282,757
Machinery - 0.1%
Caterpillar, Inc.	967	70,253
Professional Services - 0.3%
IHS, Inc. Class A (a)	390	48,091
Verisk Analytics, Inc. (a)	1,587	118,946
		167,037
Road & Rail - 0.9%
Canadian Pacific Railway Ltd.	1,863	274,669
Union Pacific Corp.	3,863	324,299
		598,968
TOTAL INDUSTRIALS		4,751,043
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - 30.1%
Communications Equipment - 1.4%
Cisco Systems, Inc.	9,444	$ 257,349
Harris Corp.	1,490	123,864
Juniper Networks, Inc.	6,290	189,518
Palo Alto Networks, Inc. (a)	264	49,458
QUALCOMM, Inc.	7,141	348,409
		968,598
Electronic Equipment & Components - 0.1%
Keysight Technologies, Inc. (a)	2,155	66,396
Internet Software & Services - 8.4%
Alibaba Group Holding Ltd. sponsored ADR (a)	1,709	143,693
Alphabet, Inc.:
Class A (a)	2,047	1,561,554
Class C	1,920	1,425,792
Autohome, Inc. ADR Class A (a)	1,474	44,662
Dropbox, Inc. (a)(e)	1,441	19,454
eBay, Inc. (a)	4,110	121,615
Facebook, Inc. Class A (a)	13,440	1,400,986
LinkedIn Corp. Class A (a)	1,844	448,295
MercadoLibre, Inc.	458	56,444
Pandora Media, Inc. (a)	2,382	32,872
SurveyMonkey (e)	1,159	19,054
Twitter, Inc. (a)	6,454	163,932
Yelp, Inc. (a)	805	24,255
Zillow Group, Inc. (a)	1,596	41,544
Zillow Group, Inc. Class C (a)	3,193	78,707
		5,582,859
IT Services - 7.3%
Accenture PLC Class A	1,671	179,165
Alliance Data Systems Corp. (a)	1,881	539,565
Amdocs Ltd.	1,849	104,598
Automatic Data Processing, Inc.	362	31,226
Cognizant Technology Solutions Corp. Class A (a)	8,588	554,613
Fidelity National Information Services, Inc.	4,972	316,567
Fiserv, Inc. (a)	2,049	197,196
FleetCor Technologies, Inc. (a)	2,508	385,505
Gartner, Inc. Class A (a)	487	45,437
Global Payments, Inc.	1,960	138,866
IBM Corp.	531	74,032
MasterCard, Inc. Class A	7,200	705,024
PayPal Holdings, Inc. (a)	3,810	134,341
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
IT Services - continued
Vantiv, Inc. (a)	3,926	$ 206,939
Visa, Inc. Class A	15,468	1,222,127
		4,835,201
Semiconductors & Semiconductor Equipment - 2.1%
Analog Devices, Inc.	4,146	255,518
Applied Materials, Inc.	3,407	63,949
ARM Holdings PLC sponsored ADR	1,551	78,636
Avago Technologies Ltd.	1,158	151,061
Broadcom Corp. Class A	1,338	73,095
Lam Research Corp.	4,498	351,744
NXP Semiconductors NV (a)	3,007	281,034
Skyworks Solutions, Inc.	1,602	132,998
		1,388,035
Software - 5.9%
Activision Blizzard, Inc.	4,420	166,457
Adobe Systems, Inc. (a)	2,840	259,746
Aspen Technology, Inc. (a)	3,434	150,924
Autodesk, Inc. (a)	1,558	98,886
Electronic Arts, Inc. (a)	6,120	414,875
FireEye, Inc. (a)	1,253	28,669
Intuit, Inc.	1,731	173,446
Microsoft Corp.	19,752	1,073,521
Mobileye NV (a)	487	21,233
NetSuite, Inc. (a)	440	37,576
Oracle Corp.	15,174	591,331
Salesforce.com, Inc. (a)	1,033	82,320
ServiceNow, Inc. (a)	1,661	144,524
SolarWinds, Inc. (a)	3,432	200,532
Splunk, Inc. (a)	2,469	146,906
Synopsys, Inc. (a)	2,639	132,161
Tableau Software, Inc. (a)	510	49,485
Workday, Inc. Class A (a)	1,718	143,814
		3,916,406
Technology Hardware, Storage & Peripherals - 4.9%
3D Systems Corp. (a)	682	6,220
Apple, Inc.	25,817	3,054,151
NCR Corp. (a)	5,577	151,192
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Technology Hardware, Storage & Peripherals - continued
Stratasys Ltd. (a)	234	$ 5,850
Western Digital Corp.	946	59,040
		3,276,453
TOTAL INFORMATION TECHNOLOGY		20,033,948
MATERIALS - 2.4%
Chemicals - 2.4%
Ashland, Inc.	2,467	277,908
FMC Corp.	1,320	56,720
LyondellBasell Industries NV Class A	4,231	405,414
Monsanto Co.	4,459	424,318
PPG Industries, Inc.	2,410	254,833
Sherwin-Williams Co.	541	149,354
		1,568,547
Metals & Mining - 0.0%
Freeport-McMoRan, Inc.	3,690	30,184
TOTAL MATERIALS		1,598,731
TELECOMMUNICATION SERVICES - 1.0%
Diversified Telecommunication Services - 0.8%
AT&T, Inc.	3,865	130,135
Verizon Communications, Inc.	9,840	447,228
		577,363
Wireless Telecommunication Services - 0.2%
SBA Communications Corp. Class A (a)	1,110	116,728
TOTAL TELECOMMUNICATION SERVICES		694,091
UTILITIES - 0.1%
Independent Power and Renewable Electricity Producers - 0.1%
The AES Corp.	5,447	54,416
TOTAL COMMON STOCKS (Cost $42,418,675)		60,762,314
Preferred Stocks - 0.2%
	Shares	Value
Convertible Preferred Stocks - 0.1%
CONSUMER DISCRETIONARY - 0.1%
Diversified Consumer Services - 0.1%
Airbnb, Inc. Series D (a)(e)	783	$ 72,893
INFORMATION TECHNOLOGY - 0.0%
Internet Software & Services - 0.0%
Dropbox, Inc. Series A (a)(e)	144	1,944
TOTAL CONVERTIBLE PREFERRED STOCKS		74,837
Nonconvertible Preferred Stocks - 0.1%
CONSUMER DISCRETIONARY - 0.1%
Internet & Catalog Retail - 0.1%
Flipkart Series D (a)(e)	365	37,949
INFORMATION TECHNOLOGY - 0.0%
IT Services - 0.0%
Palantir Technologies, Inc.:
Series G (a)(e)	1,489	11,465
Series H (a)(e)	655	5,044
Series H1 (a)(e)	655	5,044
		21,553
TOTAL NONCONVERTIBLE PREFERRED STOCKS		59,502
TOTAL PREFERRED STOCKS (Cost $50,711)		134,339
Equity Funds - 4.7%

Large Growth Funds - 4.7%
Fidelity Blue Chip Growth Fund (c) (Cost $2,908,558)	44,949	3,129,813
U.S. Treasury Obligations - 0.1%
	Principal Amount
U.S. Treasury Bills, yield at date of purchase 0.01% to 0.1% 12/3/15 to 1/28/16 (d) (Cost $69,992)	$ 70,000	69,995
Money Market Funds - 3.7%
	Shares	Value
Dreyfus Treasury & Agency Cash Management Fund Institutional Shares, 0.01% (b) (Cost $2,448,782)	2,448,782	$ 2,448,782
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $47,896,718)		66,545,243
NET OTHER ASSETS (LIABILITIES) - 0.0%		(14,887)
NET ASSETS - 100%		$ 66,530,356
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
17 ICE Russell 1000 Growth Index Contracts (United States)	Dec. 2015	$ 1,728,730	$ 86,383

The face value of futures purchased as a percentage of net assets is 2.6%
For the period the average monthly notional amount for futures in the aggregate was $1,352,407.
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end.
(c) Affiliated Fund
(d) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $69,995.

(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $172,847 or 0.3% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
Airbnb, Inc. Series D	4/16/14	$ 31,878
Dropbox, Inc.	5/1/12	$ 13,044
Dropbox, Inc. Series A	5/25/12	$ 1,303
Flipkart Series D	10/4/13	$ 8,376
Palantir Technologies, Inc. Series G	7/19/12	$ 4,556
Palantir Technologies, Inc. Series H	10/25/13	$ 2,299
Palantir Technologies, Inc. Series H1	10/25/13	$ 2,299
SurveyMonkey	11/25/14	$ 19,066
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Blue Chip Growth Fund	$ 3,290,742	$ -	$ -	$ 1,168	$ 3,129,813
Total	$ 3,290,742	$ -	$ -	$ 1,168	$ 3,129,813
Other Information

The following is a summary of the inputs used, as of November 30, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 12,900,397	$ 12,789,555	$ -	$ 110,842
Consumer Staples	5,624,800	5,624,800	-	-
Energy	1,059,396	1,059,396	-	-
Financials	3,146,111	3,146,111	-	-
Health Care	11,010,223	11,010,223	-	-
Industrials	4,751,043	4,751,043	-	-
Information Technology	20,057,445	19,995,440	-	62,005
Materials	1,598,731	1,598,731	-	-
Telecommunication Services	694,091	694,091	-	-
Utilities	54,416	54,416	-	-
Equity Funds	3,129,813	3,129,813	-	-
U.S. Treasury Obligations	69,995	-	69,995	-
Money Market Funds	2,448,782	2,448,782	-	-
Total Investments in Securities:	$ 66,545,243	$ 66,302,401	$ 69,995	$ 172,847
Derivative Instruments:
Assets
Futures Contracts	$ 86,383	$ 86,383	$ -	$ -
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of November 30, 2015. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts (a)	$ 86,383	$ -
Total Value of Derivatives	$ 86,383	$ -

(a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. Only the period end receivable or payable for daily variation margin and net unrealized appreciation (depreciation) are presented in the Statement of Assets and Liabilities.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	November 30, 2015 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $44,988,160)	$ 63,415,430
Affiliated issuers (cost $2,908,558)	3,129,813
Total Investments (cost $47,896,718)		$ 66,545,243
Foreign currency held at value (cost $20,624)		17,051
Receivable for investments sold		4,154
Receivable for fund shares sold		6,808
Dividends receivable		69,540
Interest receivable		19
Prepaid expenses		125
Other receivables		488
Total assets		66,643,428

Liabilities
Payable for investments purchased	$ 5,433
Payable for fund shares redeemed	31,482
Accrued management fee	27,797
Distribution and service plan fees payable	26
Payable for daily variation margin for derivative instruments	9,690
Other affiliated payables	6,760
Audit fees payable	21,512
Custody fees payable	9,885
Other payables and accrued expenses	487
Total liabilities		113,072

Net Assets		$ 66,530,356
Net Assets consist of:
Paid in capital		$ 46,458,705
Undistributed net investment income		113,396
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		1,227,014
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		18,731,241
Net Assets		$ 66,530,356

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

November 30, 2015 (Unaudited)

Growth Multi-Manager: Net Asset Value, offering price and redemption price per share ($63,800,835 ÷ 4,674,073 shares)	$ 13.65

Class F: Net Asset Value, offering price and redemption price per share ($2,481,319 ÷ 181,753 shares)	$ 13.65

Class L: Net Asset Value, offering price and redemption price per share ($124,419 ÷ 9,120 shares)	$ 13.64

Class N: Net Asset Value, offering price and redemption price per share ($123,783 ÷ 9,088 shares)	$ 13.62

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Six months ended November 30, 2015 (Unaudited)

Investment Income
Dividends:
Unaffiliated issuers		$ 385,457
Affiliated issuers		1,168
Interest		117
Total income		386,742

Expenses
Management fee	$ 163,340
Transfer agent fees	29,840
Distribution and service plan fees	152
Accounting fees and expenses	12,614
Custodian fees and expenses	6,799
Independent trustees' compensation	344
Registration fees	36,994
Audit	25,488
Legal	309
Miscellaneous	164
Total expenses before reductions	276,044
Expense reductions	(1,404)	274,640
Net investment income (loss)		112,102
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	1,191,094
Foreign currency transactions	(197)
Futures contracts	(35,322)
Realized gain distributions from underlying funds:
Affiliated issuers	154,806
Total net realized gain (loss)		1,310,381
Change in net unrealized appreciation (depreciation) on: Investment securities	(1,097,400)
Assets and liabilities in foreign currencies	(1,101)
Futures contracts	74,544
Total change in net unrealized appreciation (depreciation)		(1,023,957)
Net gain (loss)		286,424
Net increase (decrease) in net assets resulting from operations		$ 398,526

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended November 30, 2015 (Unaudited)	Year ended May 31, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 112,102	$ 238,021
Net realized gain (loss)	1,310,381	6,370,302
Change in net unrealized appreciation (depreciation)	(1,023,957)	943,010
Net increase (decrease) in net assets resulting from operations	398,526	7,551,333
Distributions to shareholders from net investment income	(118,116)	(250,833)
Distributions to shareholders from net realized gain	(2,071,291)	(9,557,988)
Total distributions	(2,189,407)	(9,808,821)
Share transactions - net increase (decrease)	3,189,715	153,529
Total increase (decrease) in net assets	1,398,834	(2,103,959)

Net Assets
Beginning of period	65,131,522	67,235,481
End of period (including undistributed net investment income of $113,396 and undistributed net investment income of $119,410, respectively)	$ 66,530,356	$ 65,131,522

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Strategic Advisers Growth Multi-Manager Fund

	Six months ended November 30, 2015	Years ended May 31,
	(Unaudited)	2015	2014	2013	2012 E
Selected Per-Share Data
Net asset value, beginning of period	$ 14.04	$ 14.73	$ 12.70	$ 10.47	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.02	.05	.08	.07	.02
Net realized and unrealized gain (loss)	.06	1.71	2.74	2.22	.46
Total from investment operations	.08	1.76	2.82	2.29	.48
Distributions from net investment income	(.03)	(.06)	(.07)	(.06)	(.01)
Distributions from net realized gain	(.44)	(2.38)	(.73)	-	-
Total distributions	(.47)	(2.45) H	(.79) I	(.06)	(.01)
Net asset value, end of period	$ 13.65	$ 14.04	$ 14.73	$ 12.70	$ 10.47
Total ReturnB, C	.57%	13.15%	22.94%	21.97%	4.83%
Ratios to Average Net AssetsF
Expenses before reductions	.85% A	.84%	.83%	.87%	.91% A
Expenses net of fee waivers, if any	.85% A	.84%	.80%	.87%	.91% A
Expenses net of all reductions	.85% A	.84%	.80%	.87%	.91% A
Net investment income (loss)	.34% A	.39%	.55%	.60%	.32% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 63,801	$ 62,615	$ 65,731	$ 64,621	$ 52,717
Portfolio turnover rateG	30% A	46%	51%	65%	50% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E For the period November 16, 2011 (commencement of operations) to May 31, 2012.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expense of the Underlying Funds are not included in the class' annualized ratios. The class indirectly bears its proportionate share of the expenses of the Underlying Funds.

G Amount does not include the portfolio activity of any Underlying Funds.

H Total distributions of $2.45 per share is comprised of distributions from net investment income of $.062 and distributions from net realized gain of $2.384 per share.

I Total distributions of $.79 per share is comprised of distributions from net investment income of $.065 and distributions from net realized gain of $.729 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Strategic Advisers Growth Multi-Manager Fund Class F

	Six months ended November 30, 2015	Years ended May 31,
	(Unaudited)	2015	2014	2013 E
Selected Per-Share Data
Net asset value, beginning of period	$ 14.04	$ 14.73	$ 12.70	$ 11.31
Income from Investment Operations
Net investment income (loss) D	.03	.07	.09	.03
Net realized and unrealized gain (loss)	.05	1.70	2.75	1.41
Total from investment operations	.08	1.77	2.84	1.44
Distributions from net investment income	(.03)	(.08)	(.08)	(.05)
Distributions from net realized gain	(.44)	(2.38)	(.73)	-
Total distributions	(.47)	(2.46)	(.81)	(.05)
Net asset value, end of period	$ 13.65	$ 14.04	$ 14.73	$ 12.70
Total ReturnB, C	.62%	13.27%	23.05%	12.82%
Ratios to Average Net AssetsF
Expenses before reductions	.76% A	.74%	.74%	.72% A
Expenses net of fee waivers, if any	.76% A	.74%	.69%	.72% A
Expenses net of all reductions	.76% A	.74%	.69%	.72% A
Net investment income (loss)	.43% A	.48%	.66%	.64% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,481	$ 2,269	$ 1,286	$ 256
Portfolio turnover rateG	30% A	46%	51%	65%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E For the period December 18, 2012 (commencement of sale of shares) to May 31, 2013.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expense of the Underlying Funds are not included in the class' annualized ratios. The class indirectly bears its proportionate share of the expenses of the Underlying Funds.

G Amount does not include the portfolio activity of any Underlying Funds.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Strategic Advisers Growth Multi-Manager Fund Class L

	Six months ended November 30, 2015	Years ended May 31,
	(Unaudited)	2015	2014 E
Selected Per-Share Data
Net asset value, beginning of period	$ 14.03	$ 14.72	$ 13.96
Income from Investment Operations
Net investment income (loss) D	.02	.05	.05
Net realized and unrealized gain (loss)	.06	1.71	1.22
Total from investment operations	.08	1.76	1.27
Distributions from net investment income	(.03)	(.07)	(.05)
Distributions from net realized gain	(.44)	(2.38)	(.46)
Total distributions	(.47)	(2.45)	(.51)
Net asset value, end of period	$ 13.64	$ 14.03	$ 14.72
Total ReturnB, C	.59%	13.18%	9.28%
Ratios to Average Net AssetsF
Expenses before reductions	.85% A	.84%	.85% A
Expenses net of fee waivers, if any	.85% A	.84%	.85% A
Expenses net of all reductions	.85% A	.84%	.85% A
Net investment income (loss)	.34% A	.39%	.58% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 124	$ 124	$ 109
Portfolio turnover rateG	30% A	46%	51%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E For the period November 12, 2013 (commencement of sale of shares) to May 31, 2014.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expense of the Underlying Funds are not included in the class' annualized ratios. The class indirectly bears its proportionate share of the expenses of the Underlying Funds.

G Amount does not include the portfolio activity of any Underlying Funds.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Strategic Advisers Growth Multi-Manager Fund Class N

	Six months ended November 30, 2015	Years ended May 31,
	(Unaudited)	2015	2014 E
Selected Per-Share Data
Net asset value, beginning of period	$ 14.01	$ 14.71	$ 13.96
Income from Investment Operations
Net investment income (loss) D	.01	.02	.03
Net realized and unrealized gain (loss)	.06	1.70	1.23
Total from investment operations	.07	1.72	1.26
Distributions from net investment income	(.01)	(.03)	(.05)
Distributions from net realized gain	(.44)	(2.38)	(.46)
Total distributions	(.46) H	(2.42) I	(.51)
Net asset value, end of period	$ 13.62	$ 14.01	$ 14.71
Total ReturnB, C	.49%	12.83%	9.17%
Ratios to Average Net AssetsF
Expenses before reductions	1.10% A	1.09%	1.10% A
Expenses net of fee waivers, if any	1.10% A	1.09%	1.10% A
Expenses net of all reductions	1.10% A	1.09%	1.10% A
Net investment income (loss)	.09% A	.14%	.32% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 124	$ 123	$ 109
Portfolio turnover rateG	30% A	46%	51%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E For the period November 12, 2013 (commencement of sale of shares) to May 31, 2014.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expense of the Underlying Funds are not included in the class' annualized ratios. The class indirectly bears its proportionate share of the expenses of the Underlying Funds.

G Amount does not include the portfolio activity of any Underlying Funds.

H Total distributions of $.46 per share is comprised of distributions from net investment income of $.013 and distributions from net realized gain of $.442 per share.

I Total distributions of $2.42 per share is comprised of distributions from net investment income of $.031 and distributions from net realized gain of $2.384 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended November 30, 2015 (Unaudited)

1. Organization.

Strategic Advisers Growth Multi-Manager Fund (the Fund) is a fund of Fidelity Rutland Square Trust II (the Trust), and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. The Fund is available only to certain employer-sponsored retirement plans and certain Fidelity brokerage or mutual fund accounts. The Fund offers Growth Multi-Manager, Class F, Class L and Class N shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Strategic Advisers, Inc. (Strategic Advisers) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

Semiannual Report

2. Significant Accounting Policies - continued

Investment Valuation - continued

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. If an

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

2. Significant Accounting Policies - continued

Investment Valuation - continued

unaffiliated open-end mutual fund's NAV is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and is categorized as Level 2 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of November 30, 2015 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Underlying Funds and distributions from ETFs, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Semiannual Report

2. Significant Accounting Policies - continued

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Strategic Advisers funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Book-tax differences are primarily due to futures contracts, foreign currency transactions, deferred trustees compensation and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 20,257,485
Gross unrealized depreciation	(1,669,021)
Net unrealized appreciation (depreciation) on securities	$ 18,588,464
Tax cost	$ 47,956,779

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

3. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk

Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

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3. Derivative Instruments - continued

Risk Exposures and the Use of Derivative Instruments - continued

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

During the period the Fund recognized net realized gain (loss) of $(35,322) and a change in net unrealized appreciation (depreciation) of $74,544 related to its investment in futures contracts. These amounts are included in the Statement of Operations.

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Notes to Financial Statements (Unaudited) - continued

4. Purchases and Sales of Investments.

Purchases and sales of securities (including the Underlying Fund shares), other than short-term securities, aggregated $10,068,989 and $9,373,939, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Strategic Advisers (the investment adviser) provides the Fund with investment management related services. For these services, the Fund pays a monthly management fee to the investment adviser. The management fee is calculated by adding the annual management fee rate of .30% of the Fund's average net assets throughout the month payable to the investment adviser to the aggregate of the fee rates, payable monthly, to the Fund's sub-advisers. The Fund's maximum aggregate management fee will not exceed 1.00% of the Fund's average net assets. For the reporting period, the total annualized management fee rate was .50% of the Fund's average net assets.

Sub-Advisers. ClariVest Asset Management LLC, Loomis Sayles & Company, L.P., Massachusetts Financial Services Company (MFS), Morgan Stanley Investment Management, Inc., FIAM LLC (formerly Pyramis Global Advisors, LLC), an affiliate of the investment adviser, and Waddell & Reed Investment Management Co. each served as a sub-adviser for the Fund during the period. Sub-advisers provide discretionary investment advisory services for their allocated portion of the Fund's assets and are paid by the investment adviser and not the Fund for providing these services.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Class N pays Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, a Service Fee based on an annual percentage of Class N's average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Service Fee rate, total service fees and amounts retained by FDC were as follows:

	Service Fee	Total Fees	Retained by FDC
Class N	.25%	$ 152	$ 152

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund, except for Class F. Each class, except for Class F, does not directly pay transfer agent fees with respect to the portion of its assets invested in Underlying Funds , excluding exchange-traded funds. FIIOC receives

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5. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

no fees for providing transfer agency services to Class F. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each applicable class were as follows:

	Amount	% of Class-Level Average Net AssetsA
Growth Multi-Manager	$ 29,726.10
Class L	57.09
Class N	57.09
	$ 29,840

A Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The fee is based on the level of average net assets for each month.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $4 for the period.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $40 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's expenses by $22.

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Notes to Financial Statements (Unaudited) - continued

7. Expense Reductions - continued

In addition, during the period the investment adviser reimbursed and/or waived a portion of class-level operating expenses as follows:

Reimbursement
Growth Multi-Manager	$ 1,378
Class L	2
Class N	2
$ 1,382

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended November 30, 2015	Year ended May 31, 2015
From net investment income
Growth Multi-Manager	$ 112,340	$ 241,432
Class F	5,424	8,656
Class L	238	510
Class N	114	235
Total	$ 118,116	$ 250,833
From net realized gain
Growth Multi-Manager	$ 1,986,171	$ 9,260,375
Class F	77,338	260,707
Class L	3,896	18,460
Class N	3,886	18,446
Total	$ 2,071,291	$ 9,557,988

9. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between funds:

	Shares		Dollars
	Six months ended November 30, 2015	Year ended May 31, 2015	Six months ended November 30, 2015	Year ended May 31, 2015
Growth Multi-Manager
Shares sold	89,967	103,048	$ 1,237,974	$ 1,428,473
Reinvestment of distributions	154,872	696,781	2,098,511	9,501,807
Shares redeemed	(31,324)	(802,621)	(424,440)	(11,839,923)
Net increase (decrease)	213,515	(2,792)	$ 2,912,045	$ (909,643)

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9. Share Transactions - continued

	Shares		Dollars
	Six months ended November 30, 2015	Year ended May 31, 2015	Six months ended November 30, 2015	Year ended May 31, 2015
Class F
Shares sold	40,626	70,412	$ 551,125	$ 976,138
Reinvestment of distributions	6,112	19,794	82,762	269,363
Shares redeemed	(26,615)	(15,876)	(364,351)	(219,980)
Net increase (decrease)	20,123	74,330	$ 269,536	$ 1,025,521
Class L
Reinvestment of distributions	305	1,391	4,134	18,970
Net increase (decrease)	305	1,391	$ 4,134	$ 18,970
Class N
Reinvestment of distributions	296	1,371	4,000	18,681
Net increase (decrease)	296	1,371	$ 4,000	$ 18,681

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were the owners of record of 94% of the total outstanding shares of the Fund.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Strategic Advisers Growth Multi-Manager Fund

Each year the Board of Trustees, including the Independent Trustees (together, the Board), votes at an in-person meeting on the renewal of the management contract with Strategic Advisers, Inc. (Strategic Advisers) and the sub-advisory agreements with ClariVest Asset Management LLC (ClariVest), Massachusetts Financial Services Company (MFS), Morgan Stanley Investment Management Inc. (MSIM), Pyramis Global Advisors, LLC (Pyramis), and Waddell & Reed Investment Management Company (WRIMCO) (collectively, the Sub-Advisory Agreements and, together with the management contract, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets at least four times per year and, at each of its meetings, considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The full Board or the Independent Trustees, as appropriate, act on all major matters; however, a portion of the activities of the Board (including certain of those described herein) may be conducted through standing committees that have been established by the Board.

At its September 2015 meeting, the Board, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including, (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expenses relative to peer funds; (iii) the total costs of the services to be provided by and the profits, if any, to be realized by Strategic Advisers from its relationship with the fund; (iv) the extent to which (if any) economies of scale exist and would be realized as the fund grows; and (v) whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts is in the best interests of the fund and its shareholders. In addition, with respect to the Sub-Advisory Agreements, the Board also concluded that the renewal of such agreements does not involve a conflict of interest from which Strategic Advisers or its affiliates derive an inappropriate advantage. Also, the Board found that the advisory fees to be charged under the Advisory Contracts bear a reasonable relationship to the services rendered and are based on services provided that are in addition to, rather than duplicative of, services provided under the advisory contract of any underlying fund in which the fund may invest. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board throughout the year.

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Board Approval of Investment Advisory Contracts and
Management Fees - continued

Nature, Extent, and Quality of Services Provided. The Board considered the staffing within the investment adviser, Strategic Advisers, and each sub-adviser, ClariVest, MFS, MSIM, Pyramis, and WRIMCO (collectively, the Investment Advisers), including the backgrounds of the fund's investment personnel and the fund's investment objective, strategies and related investment philosophy. The Independent Trustees also had discussions with senior management of Strategic Advisers' investment operations and investment groups. The Board considered the structure of each Investment Adviser's portfolio manager compensation program and whether such structures provide appropriate incentives to act in the best interests of the fund.

The Trustees also discussed with representatives of Strategic Advisers, at meetings throughout the year, Strategic Advisers' role in (i) identifying and recommending to the Trustees one or more sub-advisers for the fund; (ii) overseeing compliance with federal securities laws by each sub-adviser with respect to fund assets; (iii) monitoring and overseeing the performance and investment capabilities of each sub-adviser; and (iv) recommending the replacement of a sub-adviser as appropriate. The Trustees considered that the Board had received from Strategic Advisers substantial information and periodic reports about the sub-adviser oversight and due diligence processes, as well as periodic reports regarding the performance of each sub-adviser.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to managing and compensating investment personnel. The Board noted that the Investment Advisers' analysts have extensive resources, tools, and capabilities that allow them to conduct sophisticated quantitative and/or fundamental analysis. Additionally, in its deliberations, the Board considered the Investment Advisers' trading capabilities and resources and global compliance infrastructure, which are integral parts of the investment management process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for the fund; (ii) the nature and extent of Strategic Advisers' supervision of third party service providers, including the sub-advisers, custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. The Board took into account discussions with Strategic Advisers about fund investment performance that occur at Board meetings throughout the year. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for the fund, for different time periods, measured against a securities market index ("benchmark index") and a peer group of mutual funds with similar objectives ("peer group").

Semiannual Report

In connection with the renewal of the Advisory Contracts, the Board reviewed the fund's absolute investment performance, as well as the fund's relative investment performance measured over multiple periods against a benchmark index and peer group. Because the fund had been in existence less than five years, the following charts considered by the Board show, over the one- and three-year periods ended December 31, 2014, the cumulative total returns of the fund and the cumulative total returns of an appropriate benchmark index and peer group. The box within each chart shows the 25th percentile return (75% beaten, top of box) and the 75th percentile return (25% beaten, bottom of box) of the peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten numbers noted below each chart corresponds to the percentile box and represents the percentage of funds in the peer group whose performance was equal to or lower than that of the fund.

Strategic Advisers Growth Multi-Manager Fund

The Board reviewed the fund's relative investment performance against its peer group and noted that the performance of the retail class was in the second quartile for the one-year period and the third quartile for the three-year period ended December 31, 2014. The Board also noted that the retail class had out-performed 56% of its peers for the one-year period and under-performed 54% of its peers for the three-year period ended December 31, 2014. The Board also noted that the investment performance of the fund was lower than its benchmark for the periods shown.

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Board Approval of Investment Advisory Contracts and
Management Fees - continued

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should benefit the fund's shareholders.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered the amount and nature of fees paid to the Investment Advisers. The Board also considered information comparing the management fees and total expenses of the fund to those of other registered investment companies with investment objectives similar to those of the fund. The Board noted that the fund's maximum aggregate annual management fee rate may not exceed 1.00% of the fund's average daily net assets. The Board also considered Strategic Advisers' contractual commitment to reimburse the retail class, Class L, and Class N through July 31, 2016 to the extent that the total operating expenses of the class (excluding interest, certain taxes, certain securities lending costs, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses, if any), as a percentage of net assets, exceed 0.97%, 0.97%, and 1.22%, respectively. In addition, the Board also noted that Strategic Advisers has voluntarily agreed to reimburse Class F of the fund to the extent that total operating expenses of the class (excluding interest, certain taxes, certain securities lending costs, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses, if any) exceed 0.87% of the class' average net assets and that such arrangement may be terminated by Strategic Advisers at any time.

The Board considered the fund's management fee and total expenses compared to "mapped groups" of competitive funds created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Strategic Advisers uses "mapped groups," which are created by Fidelity by combining similar Lipper investment objective categories that it believes have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which Strategic Advisers' funds are compared.

Management Fee. The Board considered two proprietary management fee comparisons. The group of Lipper funds used by the Board for management fee comparisons is referred to as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures are also comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG % and the number of funds in the Total Mapped Group are in the chart below. The Board also compared the fund's management fee to an "Asset-Size Peer Group" (ASPG), which is a sub-set of the competitive funds in the Total Mapped Group. The ASPG comparison focuses on a fund's standing relative to non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked, is also included in the chart and considered by the Board.

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Strategic Advisers Growth Multi-Manager Fund

The Board noted that the fund's management fee was ranked below the median of its Total Mapped Group and below the median of its ASPG for the 12-month period ended February 28, 2015.

Based on its review, the Board concluded that the fund's management fee bears a reasonable relationship to the services rendered.

Total Expenses. In its review of the total expenses of each class of the fund, the Board considered the fund's management fee as well as other fund or class expenses, as applicable, such as expenses from holding Fidelity and non-Fidelity mutual funds and ETFs, transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. The Board further noted that the fund's total expenses were compared to classes of competitive funds having similar load types. This comparison, which is a proxy for comparing funds by distribution channel, showed the fund's position relative to competitive funds with the same load type.

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Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board noted that the total expenses of each of the retail class, Class L, and Class F were below, and the total expenses of Class N were above, the median of the fund's Total Mapped Group for the 12-month period ended February 28, 2015. The Board considered that, in general, various factors can affect total expenses. The total expenses for Class N ranked above the competitive median of its institutional peer group primarily because of its 0.25% 12b-1 fee.

Fees Charged to Other Clients. The Board also considered fee structures paid by the Investment Advisers' other clients, such as other funds advised or subadvised by the Investment Advisers, pension plan clients, and other institutional clients with similar investment mandates.

Based on its review of the total expense ratios and fees charged to other clients of Strategic Advisers or its affiliates, the Board concluded that the total expenses of the fund were reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered information regarding the revenues earned and expenses incurred by Strategic Advisers and its affiliates in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders.

On an annual basis, Strategic Advisers presents to the Board information about the profitability of its relationship with the fund. Strategic Advisers calculates profitability information for the fund using a series of detailed revenue and cost allocation methodologies. The Board reviews any significant changes from the prior year's methodologies. Strategic Advisers noted that, to the extent possible, it employs the same corporate reporting of revenues and expenses as those used by other Fidelity funds.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of fund profitability and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

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The Board also reviewed Strategic Advisers' and its affiliates' non-fund businesses and fall-out benefits related to the mutual fund business, as well as cases where Strategic Advisers' affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized, if any, by Strategic Advisers and its affiliates in connection with the operation of the fund and was satisfied that the profitability was not excessive.

Possible Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Strategic Advisers funds, whether the Strategic Advisers funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board considered that the fund's sub-advisory contracts provide for breakpoints as the fund's assets grow and noted that any potential decline in sub-advisory fees would accrue directly to the fund. The Board took into consideration Strategic Advisers' contractual expense reimbursement commitment.

Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee structures bear a reasonable relationship to the services rendered and that the fund's Advisory Contracts should be renewed because each agreement is in the best interests of the fund and its shareholders. The Board also concluded that the advisory fees charged thereunder are based on services provided that are in addition to, rather than duplicative of, services provided under the advisory contract of any underlying fund in which the fund may invest. In addition, with respect to each Sub-Advisory Agreement, the Board concluded that the renewal of the agreement does not involve a conflict of interest from which Strategic Advisers or its affiliates derive an inappropriate advantage.

Strategic Advisers Growth Multi-Manager Fund

On June 4, 2015, the Board of Trustees, including the Independent Trustees (together, the Board), voted at an in-person meeting to approve an amendment to the fee schedule in the existing sub-advisory agreement (the Current Sub-Advisory Agreement) with Waddell & Reed Investment Management Company (Waddell & Reed) for the fund (the Amended Sub-Advisory Agreement), which has the potential to lower the amount of fees paid by Strategic Advisers, Inc. (Strategic Advisers) to Waddell & Reed on behalf of the fund. The terms of the Amended Sub-Advisory Agreement are identical to those of the Current Sub-Advisory Agreement, except with respect to the date of execution and the fee schedule.

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Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, considered a broad range of information it believed relevant to the approval of the Amended Sub-Advisory Agreement.

In considering whether to approve the Amended Sub-Advisory Agreement, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the approval of the Amended Sub-Advisory Agreement is in the best interests of the fund and its shareholders and that the approval of such agreement does not involve a conflict of interest from which Strategic Advisers or its affiliates derive an inappropriate advantage. Also, the Board found that the advisory fees to be charged under the Amended Sub-Advisory Agreement bear a reasonable relationship to the services to be rendered and will be based upon services provided that will be in addition to, rather than duplicative of services provided under the advisory contract of any underlying fund in which the fund may invest. The Board's decision to approve the Amended Sub-Advisory Agreement was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board.

Nature, Extent, and Quality of Services Provided. The Board considered that it reviewed information regarding the staffing within Waddell & Reed, including the backgrounds and compensation of its investment personnel, and also took into consideration the fund's investment objective, strategies and related investment philosophy in connection with the annual renewal of the Current Sub-Advisory Agreement at its September 2014 Board meeting, as well as the information provided by Waddell & Reed in connection with the upcoming renewal of the Current Sub-Advisory Agreement at its September 2015 Board meeting.

The Board considered that the Amended Sub-Advisory Agreement will not result in any changes to the nature and quality of the services provided to the fund. The Board also considered that the Amended Sub-Advisory Agreement would not result in any changes to (i) the investment process or strategies employed in the management of the fund's assets or (ii) the day-to-day management of the fund or the persons primarily responsible for such management.

Investment Performance. The Board considered that it reviewed historical investment performance of Waddell & Reed in managing fund assets in connection with the Board's renewal of the Current Sub-Advisory Agreement as well as the information provided by Waddell & Reed regarding its performance in connection with the upcoming renewal of the Current Sub-Advisory Agreement at its September 2015 Board meeting. The Board did not consider performance to be a material factor in its decision to approve the Amended Sub-Advisory Agreement because the Amended Sub-Advisory Agreement would not result in any changes to the fund's investment processes or strategies or in the persons primarily responsible for the day-to-day management of the fund.

Semiannual Report

Based on its review, the Board concluded that the nature, extent, and quality of services that will be provided to the fund under the Amended Sub-Advisory Agreement will continue to benefit the fund's shareholders.

Competitiveness of Management Fee and Total Fund Expenses.

The Board considered that the new fee schedule will lower the amount of fees paid by Strategic Advisers to Waddell & Reed on behalf of the fund. The Board also considered that the Amended Sub-Advisory Agreement would not result in any changes to the fund's maximum aggregate annual management fee rate, Strategic Advisers' portion of the fund's management fee or Strategic Advisers' expense reimbursement arrangements for each class of the fund. The Board also considered that if total fund expenses are below the limits of the expense reimbursement arrangements in place for each class of the fund the Amended Sub-Advisory Agreement has the potential to reduce total net fund expenses by the same amount as any resulting decrease in the fund's management fee. Based on its review, the Board concluded that the fund's management fee structure and total expenses continue to bear a reasonable relationship to the services that the fund and its shareholders will receive and the other factors considered.

Because the Amended Sub-Advisory Agreement was negotiated at arm's length and will have no impact on the maximum management fees payable by the fund, the Board did not consider the fund's investment performance or costs of services and profitability to be significant factors in its decision to approve the Amended Sub-Advisory Agreement.

Potential Fall-Out Benefits. The Board considered that it reviewed information regarding the potential of direct and indirect benefits to Strategic Advisers and its affiliates from their relationships with the fund, including non-advisory fee compensation paid to affiliates of Strategic Advisers, if any, during its annual renewal of the fund's advisory agreement with Strategic Advisers at its September 2014 Board meeting, as well as the information provided by Strategic Advisers in connection with the upcoming renewal of the fund's advisory agreement with Strategic Advisers at its September 2015 Board meeting.

Possible Economies of Scale. The Board considered that the Amended Sub-Advisory Agreement, like the Current Sub-Advisory Agreement, provides for breakpoints as the fund's assets grow and noted that the decline in sub-advisory fees pursuant to the new fee schedule will accrue directly to shareholders. The Board also considered that it reviewed whether there have been economies of scale in connection with the management of the fund during its annual renewal of the fund's advisory agreement with Strategic Advisers at its September 2014 Board meeting, as well as the information provided by Strategic Advisers in connection with the upcoming renewal of the fund's advisory agreement with Strategic Advisers at its September 2015 Board meeting.

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Board Approval of Investment Advisory Contracts and
Management Fees - continued

Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the Amended Sub-Advisory Agreement's fee structure bears a reasonable relationship to the services to be rendered and that the Amended Sub-Advisory Agreement should be approved because the agreement is in the best interests of the fund and its shareholders. The Board also concluded that the sub-advisory fees to be charged thereunder will be based on services provided that will be in addition to, rather than duplicative of services provided under the advisory contract of any underlying fund in which the fund may invest. In addition, the Board concluded that the approval of the Amended Sub-Advisory Agreement does not involve a conflict of interest from which Strategic Advisers or its affiliates derive an inappropriate advantage.

Strategic Advisers Growth Multi-Manager Fund

On September 16, 2015, the Board of Trustees, including the Independent Trustees (together, the Board), voted at an in-person meeting to approve an amendment to the fee schedule in the existing sub-advisory agreement (the Current Sub-Advisory Agreement) with Morgan Stanley Investment Management, Inc. (MSIM) for the fund (the Amended Sub-Advisory Agreement), which has the potential to lower the amount of fees paid by Strategic Advisers, Inc. (Strategic Advisers) to MSIM, on behalf of the fund. The terms of the Amended Sub-Advisory Agreement are identical to those of the Current Sub-Advisory Agreement, except with respect to the date of execution and the fee schedule.

The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, considered a broad range of information it believed relevant to the approval of the Amended Sub-Advisory Agreement.

In considering whether to approve the Amended Sub-Advisory Agreement, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the approval of the Amended Sub-Advisory Agreement is in the best interests of the fund and its shareholders and that the approval of such agreement does not involve a conflict of interest from which Strategic Advisers or its affiliates derive an inappropriate advantage. Also, the Board found that the advisory fees to be charged under the Amended Sub-Advisory Agreement bear a reasonable relationship to the services to be rendered and will be based upon services provided that will be in addition to, rather than duplicative of services provided under the advisory contract of any underlying fund in which the fund may invest. The Board's decision to approve the Amended Sub-Advisory Agreement was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board.

Semiannual Report

Nature, Extent, and Quality of Services Provided. The Board considered that it reviewed information regarding the staffing within MSIM, including the backgrounds of its investment personnel, and also took into consideration the fund's investment objective, strategies and related investment philosophy in connection with the annual renewal of the Current Sub-Advisory Agreement at its September 2015 Board meeting.

The Board considered that the Amended Sub-Advisory Agreement will not result in any changes to the services provided to the fund. The Board also considered that the Amended Sub-Advisory Agreement would not result in any changes to (i) the investment process or strategies employed in the management of the fund's assets or (ii) the day-to-day management of the fund or the persons primarily responsible for such management.

Investment Performance. The Board also considered that it reviewed historical investment performance of MSIM in managing fund assets in connection with the Board's renewal of the Current Sub-Advisory Agreement at its September 2015 Board meeting. The Board did not consider performance to be a material factor in its decision to approve the Amended Sub-Advisory Agreement because the Amended Sub-Advisory Agreement would not result in any changes to the fund's investment processes or strategies or in the persons primarily responsible for the day-to-day management of the fund.

Based on its review, the Board concluded that the nature, extent, and quality of services that will be provided to the fund under the Amended Sub-Advisory Agreement will continue to benefit the fund's shareholders.

Competitiveness of Management Fee and Total Fund Expenses.

The Board considered that the new fee schedule will lower the amount of fees paid by Strategic Advisers to MSIM on behalf of the fund. The Board also considered that the Amended Sub-Advisory Agreement would not result in any changes to the fund's maximum aggregate annual management fee rate, Strategic Advisers' portion of the fund's management fee or Strategic Advisers' expense reimbursement arrangements for each class of the fund. The Board also considered that the Amended Sub-Advisory Agreement has the potential to reduce total net fund expenses by the same amount as any resulting decrease in the fund's management fee. Based on its review, the Board concluded that the fund's management fee structure and total expenses continue to bear a reasonable relationship to the services that the fund and its shareholders will receive and the other factors considered.

Because the Amended Sub-Advisory Agreement was negotiated at arm's length and will have no impact on the maximum management fees payable by the fund, the Board did not consider the fund's investment performance or costs of services and profitability to be significant factors in its decision to approve the Amended Sub-Advisory Agreement.

Potential Fall-Out Benefits. The Board considered that it reviewed information regarding the potential of direct and indirect benefits to Strategic Advisers and its affiliates from their relationships with the fund, including non-advisory fee compensation paid to affiliates of Strategic Advisers, if any, during its annual renewal of the fund's advisory agreement with Strategic Advisers at its September 2015 Board meeting.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Possible Economies of Scale. The Board considered that the Amended Sub-Advisory Agreement provides for breakpoints that have the potential to further reduce sub-advisory fees paid to MSIM as assets allocated to MSIM grow. The Board also considered that it reviewed whether there have been economies of scale in connection with the management of the fund during its annual renewal of the fund's advisory agreement with Strategic Advisers at its September 2015 Board meeting.

Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the Amended Sub-Advisory Agreement's fee structure bears a reasonable relationship to the services to be rendered and that the Amended Sub-Advisory Agreement should be approved because the agreement is in the best interests of the fund and its shareholders. The Board also concluded that the sub-advisory fees to be charged thereunder will be based on services provided that will be in addition to, rather than duplicative of services provided under the advisory contract of any underlying fund in which the fund may invest. In addition, the Board concluded that the approval of the Amended Sub-Advisory Agreement does not involve a conflict of interest from which Strategic Advisers or its affiliates derive an inappropriate advantage.

Semiannual Report

Investment Adviser

Strategic Advisers, Inc.
Boston, MA

Investment Sub-Advisers

ClariVest Asset Management LLC

Loomis, Sayles & Company, L.P.

Massachusetts Financial Services
Company

Morgan Stanley Investment Management
Inc.

FIAM LLC

Waddell & Reed Investment Management
Company

General Distributor

Fidelity Distributors Corporation
Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

The Bank of New York Mellon
New York, NY

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
245 Summer St., Boston, MA 02210
www.fidelity.com

MMG-L-MMG-N-SANN-0116
1.9585627.102
Contents Shareholder Expense Example Investment Changes (Unaudited) Investments November 30, 2015 (Unaudited) Financial Statements Notes to Financial Statements Board Approval of Investment Advisory Contracts and Management Fees Contents Shareholder Expense Example Investment Changes (Unaudited) Investments November 30, 2015 (Unaudited) Financial Statements Notes to Financial Statements Board Approval of Investment Advisory Contracts and Management Fees Contents Shareholder Expense Example Investment Changes (Unaudited) Investments November 30, 2015 (Unaudited) Financial Statements Notes to Financial Statements Board Approval of Investment Advisory Contracts and Management Fees Contents Shareholder Expense Example Investment Changes (Unaudited) Investments November 30, 2015 (Unaudited) Financial Statements Notes to Financial Statements Board Approval of Investment Advisory Contracts and Management Fees

Strategic Advisers®
Core Multi-Manager Fund

Semiannual Report

November 30, 2015

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Board Approval of Investment Advisory Contracts and Management Fees	(Click Here)

To view a fund's proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-835-5095 (plan accounts) or 1-800-544-3455 (all other accounts) to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2016 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (June 1, 2015 to November 30, 2015).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition to the direct expenses incurred by the Fund presented in the table, as a shareholder of the underlying mutual funds (the Underlying Funds), the Fund also indirectly bears its proportionate share of the expenses of the Underlying Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition to the direct expenses incurred by the Fund presented in the table, as a shareholder of the Underlying Funds, the Fund also indirectly bears its proportionate share of the expenses of the Underlying Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense RatioB	Beginning Account Value June 1, 2015	Ending Account Value November 30, 2015	Expenses Paid During PeriodC June 1, 2015 to November 30, 2015
Core Multi-Manager	.97%
Actual		$ 1,000.00	$ 993.30	$ 4.83
HypotheticalA		$ 1,000.00	$ 1,020.15	$ 4.90
Class F	.87%
Actual		$ 1,000.00	$ 994.10	$ 4.34
HypotheticalA		$ 1,000.00	$ 1,020.65	$ 4.39
Class L	.97%
Actual		$ 1,000.00	$ 993.30	$ 4.83
HypotheticalA		$ 1,000.00	$ 1,020.15	$ 4.90
Class N	1.22%
Actual		$ 1,000.00	$ 991.40	$ 6.07
HypotheticalA		$ 1,000.00	$ 1,018.90	$ 6.16

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

C Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period). The fees and expenses of the Underlying Funds in which the Fund invests are not included in the Fund's annualized expense ratio.

Semiannual Report

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Top Ten Holdings as of November 30, 2015
(excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	2.9	3.3
Microsoft Corp.	2.3	1.8
Alphabet, Inc. Class C	2.2	1.2
PepsiCo, Inc.	1.6	1.0
Wells Fargo & Co.	1.5	1.6
Honeywell International, Inc.	1.5	0.8
Johnson & Johnson	1.5	1.1
Citigroup, Inc.	1.5	1.6
General Electric Co.	1.5	1.1
Danaher Corp.	1.3	0.8
	17.8
Top Five Market Sectors as of November 30, 2015
(stocks only)	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	18.3	19.0
Health Care	15.4	14.9
Financials	14.4	14.0
Consumer Discretionary	12.6	12.7
Industrials	11.8	11.0
Asset Allocation (% of fund's net assets)
As of November 30, 2015	As of May 31, 2015
Common Stocks 95.2%	Common Stocks 95.5%
Convertible Bonds 0.0%	Convertible Bonds 0.0%
Short-Term Investments and Net Other Assets (Liabilities) 4.8%	Short-Term Investments and Net Other Assets (Liabilities) 4.5%

Asset allocations of equity funds in the pie charts reflect the categorizations of assets as defined by Morningstar as of the reporting dates indicated above.
Percentages shown as 0.0% may reflect amounts less than 0.05%.

Semiannual Report

Investments November 30, 2015 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.2%
	Shares	Value
CONSUMER DISCRETIONARY - 12.6%
Auto Components - 0.2%
BorgWarner, Inc.	764	$ 32,615
Delphi Automotive PLC	328	28,825
Johnson Controls, Inc.	1,864	85,744
		147,184
Automobiles - 0.3%
Ford Motor Co.	1,808	25,909
General Motors Co.	1,253	45,359
Harley-Davidson, Inc.	1,139	55,720
Tesla Motors, Inc. (a)	123	28,322
		155,310
Hotels, Restaurants & Leisure - 2.1%
Carnival Corp. unit	750	37,898
Chipotle Mexican Grill, Inc. (a)	153	88,671
Dunkin' Brands Group, Inc.	377	15,992
Hilton Worldwide Holdings, Inc.	1,925	44,699
Las Vegas Sands Corp.	355	15,641
McDonald's Corp.	2,321	264,965
MGM Mirage, Inc. (a)	1,257	28,584
Norwegian Cruise Line Holdings Ltd. (a)	684	39,289
Royal Caribbean Cruises Ltd.	411	38,063
Starbucks Corp.	2,996	183,924
Wyndham Worldwide Corp.	6,380	484,370
Yum! Brands, Inc.	595	43,143
		1,285,239
Household Durables - 0.4%
D.R. Horton, Inc.	812	26,236
Harman International Industries, Inc.	349	36,003
Lennar Corp. Class A	2,750	140,828
PulteGroup, Inc.	1,190	23,181
Toll Brothers, Inc. (a)	370	13,757
		240,005
Internet & Catalog Retail - 1.5%
Amazon.com, Inc. (a)	839	557,767
Netflix, Inc. (a)	431	53,155
Priceline Group, Inc. (a)	208	259,761
TripAdvisor, Inc. (a)	580	47,775
		918,458
Leisure Products - 0.1%
Mattel, Inc.	2,766	68,763
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Media - 4.9%
Charter Communications, Inc. Class A (a)	3,023	$ 566,389
Comcast Corp.:
Class A	12,279	747,300
Class A (special) (non-vtg.)	1,928	117,685
DISH Network Corp. Class A (a)	650	40,762
Liberty Media Corp. Class A (a)	2,565	103,908
MSG Network, Inc. Class A (a)	5,839	115,495
News Corp. Class A	2,610	37,454
The Madison Square Garden Co. (a)	1,641	266,597
The Walt Disney Co.	3,483	395,216
Time Warner Cable, Inc.	360	66,517
Time Warner, Inc.	4,264	298,395
Twenty-First Century Fox, Inc. Class A	5,897	174,020
Viacom, Inc. Class B (non-vtg.)	867	43,168
		2,972,906
Multiline Retail - 0.2%
Dollar General Corp.	393	25,706
Target Corp.	1,579	114,478
		140,184
Specialty Retail - 2.4%
AutoNation, Inc. (a)	2,294	146,632
AutoZone, Inc. (a)	140	109,728
Best Buy Co., Inc.	729	23,168
CarMax, Inc. (a)	1,487	85,205
Home Depot, Inc.	3,148	421,454
L Brands, Inc.	713	68,027
Lowe's Companies, Inc.	4,557	349,066
Ross Stores, Inc.	1,498	77,911
Tiffany & Co., Inc.	407	32,430
TJX Companies, Inc.	1,686	119,032
Tractor Supply Co.	328	29,307
		1,461,960
Textiles, Apparel & Luxury Goods - 0.5%
Hanesbrands, Inc.	3,323	101,916
NIKE, Inc. Class B	1,281	169,451
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Textiles, Apparel & Luxury Goods - continued
Ralph Lauren Corp.	226	$ 28,071
VF Corp.	559	36,167
		335,605
TOTAL CONSUMER DISCRETIONARY		7,725,614
CONSUMER STAPLES - 11.2%
Beverages - 4.4%
Anheuser-Busch InBev SA NV ADR	16	2,055
Coca-Cola Enterprises, Inc.	11,163	561,499
Diageo PLC	1,247	35,766
Dr. Pepper Snapple Group, Inc.	681	61,120
Molson Coors Brewing Co. Class B	7,308	672,555
PepsiCo, Inc.	9,969	998,495
SABMiller PLC	79	4,797
The Coca-Cola Co.	8,598	366,447
		2,702,734
Food & Staples Retailing - 2.4%
Costco Wholesale Corp.	1,137	183,535
CVS Health Corp.	6,913	650,444
Kroger Co.	9,392	353,703
Rite Aid Corp. (a)	1,688	13,301
Sysco Corp.	1,001	41,141
Wal-Mart Stores, Inc.	1,579	92,908
Walgreens Boots Alliance, Inc.	1,568	131,759
Whole Foods Market, Inc.	1,021	29,762
		1,496,553
Food Products - 2.2%
Bunge Ltd.	443	29,508
ConAgra Foods, Inc.	1,308	53,536
General Mills, Inc.	1,276	73,702
Kellogg Co.	1,623	111,614
Keurig Green Mountain, Inc.	880	46,112
Mead Johnson Nutrition Co. Class A	1,127	90,825
Mondelez International, Inc.	17,279	754,401
The Hershey Co.	177	15,277
The Kraft Heinz Co.	737	54,310
Tyson Foods, Inc. Class A	2,214	110,700
		1,339,985
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Household Products - 0.8%
Colgate-Palmolive Co.	693	$ 45,516
Henkel AG & Co. KGaA	282	27,068
Procter & Gamble Co.	5,523	413,341
		485,925
Personal Products - 0.0%
Estee Lauder Companies, Inc. Class A	56	4,711
Tobacco - 1.4%
Altria Group, Inc.	1,697	97,747
British American Tobacco PLC sponsored ADR	398	46,065
Philip Morris International, Inc.	5,003	437,212
Reynolds American, Inc.	5,649	261,266
		842,290
TOTAL CONSUMER STAPLES		6,872,198
ENERGY - 5.4%
Energy Equipment & Services - 0.5%
Baker Hughes, Inc.	994	53,746
Cameron International Corp. (a)	430	29,365
Halliburton Co.	2,147	85,558
Schlumberger Ltd.	1,888	145,659
		314,328
Oil, Gas & Consumable Fuels - 4.9%
Anadarko Petroleum Corp.	1,235	73,977
Apache Corp.	2,012	98,950
Cabot Oil & Gas Corp.	1,126	21,203
Canadian Natural Resources Ltd.	549	13,295
Chevron Corp.	5,051	461,257
Cimarex Energy Co.	485	57,725
Columbia Pipeline Group, Inc.	1,444	27,681
Concho Resources, Inc. (a)	604	66,102
ConocoPhillips Co.	1,439	77,778
Continental Resources, Inc. (a)	815	29,585
EOG Resources, Inc.	1,623	135,407
EQT Corp.	1,192	68,206
Exxon Mobil Corp.	9,321	761,153
HollyFrontier Corp.	415	19,953
Imperial Oil Ltd.	1,337	43,430
Kinder Morgan, Inc.	1,595	37,594
Magellan Midstream Partners LP	272	17,008
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Marathon Petroleum Corp.	1,979	$ 115,593
Noble Energy, Inc.	1,136	41,657
Occidental Petroleum Corp.	4,179	315,891
Phillips 66 Co.	243	22,242
Pioneer Natural Resources Co.	287	41,543
Range Resources Corp.	744	21,264
Spectra Energy Corp.	1,300	34,060
Suncor Energy, Inc.	6,041	166,920
The Williams Companies, Inc.	905	33,087
Total SA sponsored ADR	1,190	58,846
Valero Energy Corp.	1,866	134,091
		2,995,498
TOTAL ENERGY		3,309,826
FINANCIALS - 14.4%
Banks - 6.6%
Bank of America Corp.	25,304	441,049
BB&T Corp.	625	24,138
Citigroup, Inc.	16,907	914,500
East West Bancorp, Inc.	406	17,612
Fifth Third Bancorp	900	18,603
JPMorgan Chase & Co.	11,321	754,884
M&T Bank Corp.	832	104,275
PNC Financial Services Group, Inc.	451	43,075
Standard Chartered PLC:
rights 12/10/15 (a)	390	535
(United Kingdom)	1,368	11,480
SVB Financial Group (a)	188	24,906
U.S. Bancorp	16,550	726,380
Wells Fargo & Co.	17,007	937,086
		4,018,523
Capital Markets - 2.1%
Ameriprise Financial, Inc.	801	90,473
Bank of New York Mellon Corp.	3,904	171,151
BlackRock, Inc. Class A	321	116,754
Charles Schwab Corp.	2,953	99,546
E*TRADE Financial Corp. (a)	1,829	55,656
Franklin Resources, Inc.	113	4,737
Goldman Sachs Group, Inc.	708	134,534
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Capital Markets - continued
Invesco Ltd.	647	$ 21,797
LPL Financial	480	22,070
Morgan Stanley	8,302	284,759
Northern Trust Corp.	915	68,570
Och-Ziff Capital Management Group LLC Class A	1,637	10,117
State Street Corp.	2,882	209,176
TD Ameritrade Holding Corp.	699	25,604
		1,314,944
Consumer Finance - 0.4%
American Express Co.	1,094	78,374
Discover Financial Services	1,518	86,162
Synchrony Financial (a)	3,064	97,527
		262,063
Diversified Financial Services - 1.5%
Berkshire Hathaway, Inc. Class B (a)	2,684	359,898
CME Group, Inc.	1,607	156,924
IntercontinentalExchange, Inc.	476	123,684
McGraw Hill Financial, Inc.	2,572	248,121
		888,627
Insurance - 2.0%
ACE Ltd.	1,425	163,661
American International Group, Inc.	3,179	202,121
Arthur J. Gallagher & Co.	273	11,944
CNA Financial Corp.	1,103	40,524
FNF Group	655	23,482
Genworth Financial, Inc. Class A (a)	2,474	12,494
Loews Corp.	2,644	100,181
Marsh & McLennan Companies, Inc.	2,890	159,817
MetLife, Inc.	4,533	231,591
The Chubb Corp.	780	101,813
Willis Group Holdings PLC	1,200	55,152
XL Group PLC Class A	2,950	112,631
		1,215,411
Real Estate Investment Trusts - 1.8%
American Tower Corp.	1,532	152,250
AvalonBay Communities, Inc.	633	115,073
Crown Castle International Corp.	4,458	382,987
Federal Realty Investment Trust (SBI)	221	32,381
General Growth Properties, Inc.	1,080	27,508
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
Iron Mountain, Inc.	922	$ 25,613
Prologis, Inc.	1,099	46,982
Public Storage	171	41,050
Simon Property Group, Inc.	864	160,911
SL Green Realty Corp.	226	26,686
Vornado Realty Trust	627	60,669
Weyerhaeuser Co.	979	31,494
		1,103,604
TOTAL FINANCIALS		8,803,172
HEALTH CARE - 15.4%
Biotechnology - 3.4%
AbbVie, Inc.	3,051	177,416
Alexion Pharmaceuticals, Inc. (a)	957	170,767
Amgen, Inc.	2,587	416,766
Baxalta, Inc.	10,677	367,075
Biogen, Inc. (a)	544	156,052
BioMarin Pharmaceutical, Inc. (a)	264	25,178
Celgene Corp. (a)	1,222	133,748
Gilead Sciences, Inc.	3,638	385,482
Incyte Corp. (a)	328	37,471
Intercept Pharmaceuticals, Inc. (a)	100	17,651
Regeneron Pharmaceuticals, Inc. (a)	157	85,487
Vertex Pharmaceuticals, Inc. (a)	900	116,424
		2,089,517
Health Care Equipment & Supplies - 3.8%
Abbott Laboratories	17,569	789,199
Baxter International, Inc.	2,490	93,749
Becton, Dickinson & Co.	3,355	504,089
Boston Scientific Corp. (a)	4,568	83,503
Intuitive Surgical, Inc. (a)	163	84,763
Medtronic PLC	8,717	656,739
St. Jude Medical, Inc.	111	7,004
Stryker Corp.	831	80,158
		2,299,204
Health Care Providers & Services - 2.2%
Aetna, Inc.	1,197	122,992
Anthem, Inc.	478	62,322
Cigna Corp.	160	21,597
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Providers & Services - continued
DaVita HealthCare Partners, Inc. (a)	639	$ 46,673
Express Scripts Holding Co. (a)	1,428	122,065
HCA Holdings, Inc. (a)	470	31,988
Humana, Inc.	587	99,003
McKesson Corp.	1,699	321,706
UnitedHealth Group, Inc.	4,744	534,696
		1,363,042
Life Sciences Tools & Services - 0.3%
Agilent Technologies, Inc.	1,142	47,758
Illumina, Inc. (a)	133	24,459
Thermo Fisher Scientific, Inc.	696	96,326
		168,543
Pharmaceuticals - 5.7%
Allergan PLC (a)	1,255	393,932
Bristol-Myers Squibb Co.	5,274	353,411
Eli Lilly & Co.	2,831	232,255
GlaxoSmithKline PLC sponsored ADR	2,243	90,864
Johnson & Johnson	9,045	915,716
Mallinckrodt PLC (a)	1,237	84,005
Merck & Co., Inc.	1,150	60,962
Mylan N.V.	716	36,731
Novartis AG sponsored ADR	93	7,927
Pfizer, Inc.	22,236	728,674
Shire PLC sponsored ADR	709	147,727
Teva Pharmaceutical Industries Ltd. sponsored ADR	7,125	448,376
Valeant Pharmaceuticals International, Inc. (Canada) (a)	163	14,689
		3,515,269
TOTAL HEALTH CARE		9,435,575
INDUSTRIALS - 11.8%
Aerospace & Defense - 5.3%
Honeywell International, Inc.	8,962	931,600
L-3 Communications Holdings, Inc.	223	27,297
Lockheed Martin Corp.	2,097	459,579
Northrop Grumman Corp.	3,603	671,455
Raytheon Co.	3,031	375,935
Rockwell Collins, Inc.	260	24,097
Textron, Inc.	3,003	128,138
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Aerospace & Defense - continued
The Boeing Co.	2,547	$ 370,461
United Technologies Corp.	2,869	275,567
		3,264,129
Air Freight & Logistics - 0.4%
FedEx Corp.	977	154,894
United Parcel Service, Inc. Class B	870	89,619
		244,513
Airlines - 0.7%
American Airlines Group, Inc.	2,536	104,635
Delta Air Lines, Inc.	4,297	199,639
United Continental Holdings, Inc. (a)	2,155	120,098
		424,372
Building Products - 0.2%
Allegion PLC	1,019	68,487
Fortune Brands Home & Security, Inc.	329	18,085
Masco Corp.	849	25,394
		111,966
Commercial Services & Supplies - 0.3%
Republic Services, Inc.	254	11,158
Tyco International Ltd.	3,895	137,532
Waste Connections, Inc.	318	17,331
		166,021
Construction & Engineering - 0.0%
Fluor Corp.	767	37,276
Electrical Equipment - 0.3%
Eaton Corp. PLC	1,558	90,613
Emerson Electric Co.	633	31,650
Sensata Technologies Holding BV (a)	1,234	56,530
		178,793
Industrial Conglomerates - 2.9%
Danaher Corp.	8,289	798,977
General Electric Co.	30,274	906,404
Roper Industries, Inc.	249	48,179
		1,753,560
Machinery - 0.5%
Cummins, Inc.	61	6,123
Deere & Co.	716	56,972
Flowserve Corp.	1,757	81,244
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Machinery - continued
Illinois Tool Works, Inc.	240	$ 22,555
PACCAR, Inc.	1,005	52,220
Pentair PLC	1,038	58,855
Stanley Black & Decker, Inc.	356	38,861
		316,830
Professional Services - 0.1%
Equifax, Inc.	125	13,938
Nielsen Holdings PLC	837	39,071
		53,009
Road & Rail - 1.1%
Canadian National Railway Co.	651	38,857
Canadian Pacific Railway Ltd.	1,677	247,246
CSX Corp.	2,895	82,305
Norfolk Southern Corp.	851	80,896
Union Pacific Corp.	2,446	205,342
		654,646
Trading Companies & Distributors - 0.0%
AerCap Holdings NV (a)	191	8,679
TOTAL INDUSTRIALS		7,213,794
INFORMATION TECHNOLOGY - 18.3%
Communications Equipment - 1.1%
Cisco Systems, Inc.	16,361	445,837
QUALCOMM, Inc.	5,100	248,829
		694,666
Electronic Equipment & Components - 0.2%
Keysight Technologies, Inc. (a)	580	17,870
TE Connectivity Ltd.	1,461	98,018
		115,888
Internet Software & Services - 4.5%
Akamai Technologies, Inc. (a)	770	44,360
Alphabet, Inc.:
Class A (a)	507	386,765
Class C	1,814	1,347,076
eBay, Inc. (a)	4,379	129,575
Facebook, Inc. Class A (a)	6,253	651,813
LinkedIn Corp. Class A (a)	105	25,527
Twitter, Inc. (a)	772	19,609
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Internet Software & Services - continued
Velti PLC (a)(d)	976	$ 3
VeriSign, Inc. (a)	820	73,341
Yahoo!, Inc. (a)	2,966	100,280
		2,778,349
IT Services - 3.7%
Accenture PLC Class A	1,641	175,948
Alliance Data Systems Corp. (a)	1,000	286,850
Amdocs Ltd.	1,042	58,946
ASAC II LP (a)(d)	1,527	39,501
Automatic Data Processing, Inc.	861	74,270
Cognizant Technology Solutions Corp. Class A (a)	1,746	112,757
Fidelity National Information Services, Inc.	1,377	87,674
First Data Corp.	1,218	18,416
First Data Corp. Class A (a)	115	1,932
IBM Corp.	1,228	171,208
MasterCard, Inc. Class A	3,713	363,577
PayPal Holdings, Inc. (a)	3,405	120,060
Sabre Corp.	3,818	111,715
Vantiv, Inc. (a)	4,177	220,170
Visa, Inc. Class A	5,086	401,845
Xerox Corp.	2,992	31,566
		2,276,435
Semiconductors & Semiconductor Equipment - 2.0%
Analog Devices, Inc.	4,802	295,947
Applied Materials, Inc.	7,631	143,234
Avago Technologies Ltd.	997	130,059
Broadcom Corp. Class A	894	48,839
Intel Corp.	3,059	106,361
KLA-Tencor Corp.	152	10,103
Lam Research Corp.	1,827	142,871
Microchip Technology, Inc.	1,640	79,179
Micron Technology, Inc. (a)	3,553	56,599
NXP Semiconductors NV (a)	1,290	120,563
Texas Instruments, Inc.	610	35,453
Xilinx, Inc.	720	35,777
		1,204,985
Software - 3.5%
Adobe Systems, Inc. (a)	1,007	92,100
Electronic Arts, Inc. (a)	1,657	112,328
Microsoft Corp.	25,720	1,397,882
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Software - continued
Oracle Corp.	7,418	$ 289,079
Red Hat, Inc. (a)	1,384	112,671
Salesforce.com, Inc. (a)	1,574	125,432
		2,129,492
Technology Hardware, Storage & Peripherals - 3.3%
Apple, Inc.	14,741	1,743,860
EMC Corp.	3,665	92,871
HP, Inc.	600	7,524
SanDisk Corp.	246	18,172
Seagate Technology LLC	1,941	69,760
Western Digital Corp.	1,306	81,507
		2,013,694
TOTAL INFORMATION TECHNOLOGY		11,213,509
MATERIALS - 3.2%
Chemicals - 2.3%
Air Products & Chemicals, Inc.	270	36,960
Airgas, Inc.	703	97,155
Ashland, Inc.	783	88,205
Axiall Corp.	350	7,294
Celanese Corp. Class A	1,001	70,821
CF Industries Holdings, Inc.	2,587	119,364
E.I. du Pont de Nemours & Co.	3,206	215,892
Ecolab, Inc.	652	77,692
LyondellBasell Industries NV Class A	2,185	209,367
Monsanto Co.	1,529	145,500
PPG Industries, Inc.	261	27,598
Praxair, Inc.	42	4,738
RPM International, Inc.	993	46,651
Syngenta AG:
sponsored ADR	140	10,361
(Switzerland)	93	34,252
The Dow Chemical Co.	4,204	219,155
The Mosaic Co.	973	30,786
		1,441,791
Construction Materials - 0.3%
Martin Marietta Materials, Inc.	597	93,968
Vulcan Materials Co.	1,148	117,865
		211,833
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Containers & Packaging - 0.4%
Ball Corp.	424	$ 29,434
Crown Holdings, Inc. (a)	676	35,091
Sealed Air Corp.	3,528	160,030
		224,555
Metals & Mining - 0.1%
Alcoa, Inc.	2,578	24,130
Franco-Nevada Corp.	262	12,593
Freeport-McMoRan, Inc.	957	7,828
Nucor Corp.	627	25,989
Teck Resources Ltd. Class B (sub. vtg.)	518	2,203
United States Steel Corp.	651	5,254
		77,997
Paper & Forest Products - 0.1%
International Paper Co.	864	36,141
TOTAL MATERIALS		1,992,317
TELECOMMUNICATION SERVICES - 1.3%
Diversified Telecommunication Services - 1.2%
AT&T, Inc.	6,320	212,794
Verizon Communications, Inc.	11,599	527,175
		739,969
Wireless Telecommunication Services - 0.1%
T-Mobile U.S., Inc. (a)	1,769	62,800
TOTAL TELECOMMUNICATION SERVICES		802,769
UTILITIES - 1.6%
Electric Utilities - 0.9%
American Electric Power Co., Inc.	622	34,838
Edison International	2,518	149,468
Exelon Corp.	932	25,453
FirstEnergy Corp.	3,922	123,112
ITC Holdings Corp.	426	15,711
NextEra Energy, Inc.	342	34,152
PPL Corp.	925	31,487
Xcel Energy, Inc.	2,816	100,419
		514,640
Common Stocks - continued
	Shares	Value
UTILITIES - continued
Gas Utilities - 0.1%
Amerigas Partners LP	353	$ 13,841
Atmos Energy Corp.	600	37,386
		51,227
Multi-Utilities - 0.6%
CMS Energy Corp.	639	22,378
DTE Energy Co.	680	54,733
NiSource, Inc.	4,600	88,274
PG&E Corp.	4,075	214,865
		380,250
Water Utilities - 0.0%
American Water Works Co., Inc.	205	11,841
TOTAL UTILITIES		957,958
TOTAL COMMON STOCKS (Cost $45,211,137)		58,326,732
Convertible Preferred Stocks - 0.0%

CONSUMER DISCRETIONARY - 0.0%
Internet & Catalog Retail - 0.0%
The Honest Co., Inc. Series D (d) (Cost $6,909)	151	6,909
U.S. Treasury Obligations - 0.1%
	Principal Amount
U.S. Treasury Bills, yield at date of purchase 0.1% 1/28/16 (c) (Cost $79,987)	$ 80,000	79,992
Money Market Funds - 4.7%
	Shares	Value
Dreyfus Treasury & Agency Cash Management Fund Institutional Shares, 0.01% (b) (Cost $2,881,383)	2,881,383	$ 2,881,383
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $48,179,416)		61,295,016
NET OTHER ASSETS (LIABILITIES) - 0.0%		(7,324)
NET ASSETS - 100%		$ 61,287,692
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
15 CME E-mini S&P 500 Index Contracts (United States)	Dec. 2015	$ 1,559,850	$ 105,000

The face value of futures purchased as a percentage of net assets is 2.5%
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end.
(c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $79,992.

(d) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $46,413 or 0.1% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
ASAC II LP	10/10/13	$ 15,270
The Honest Co., Inc. Series D	8/12/15	$ 6,909
Velti PLC	4/19/13	$ 1,464
Other Information

The following is a summary of the inputs used, as of November 30, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 7,732,523	$ 7,725,614	$ -	$ 6,909
Consumer Staples	6,872,198	6,836,432	35,766	-
Energy	3,309,826	3,309,826	-	-
Financials	8,803,172	8,803,172	-	-
Health Care	9,435,575	9,435,575	-	-
Industrials	7,213,794	7,213,794	-	-
Information Technology	11,213,509	11,155,589	18,419	39,501
Materials	1,992,317	1,958,065	34,252	-
Telecommunication Services	802,769	802,769	-	-
Utilities	957,958	957,958	-	-
U.S. Treasury Obligations	79,992	-	79,992	-
Money Market Funds	2,881,383	2,881,383	-	-
Total Investments in Securities:	$ 61,295,016	$ 61,080,177	$ 168,429	$ 46,410
Derivative Instruments:
Assets
Futures Contracts	$ 105,000	$ 105,000	$ -	$ -
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of November 30, 2015. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts (a)	$ 105,000	$ -
Total Value of Derivatives	$ 105,000	$ -

(a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. Only the period end receivable or payable for daily variation margin and net unrealized appreciation (depreciation) are presented in the Statement of Assets and Liabilities.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	November 30, 2015 (Unaudited)
Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $48,179,416)		$ 61,295,016
Receivable for investments sold		503,791
Receivable for fund shares sold		1,223
Dividends receivable		121,947
Prepaid expenses		123
Receivable from investment adviser for expense reductions		8,344
Other receivables		486
Total assets		61,930,930
Liabilities
Payable for investments purchased	$ 467,090
Payable for fund shares redeemed	18,106
Accrued management fee	30,319
Distribution and service plan fees payable	25
Payable for daily variation margin for derivative instruments	7,575
Custodian fees payable	89,425
Other affiliated payables	6,291
Other payables and accrued expenses	24,407
Total liabilities		643,238
Net Assets		$ 61,287,692
Net Assets consist of:
Paid in capital		$ 47,574,327
Undistributed net investment income		246,568
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		246,272
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		13,220,525
Net Assets		$ 61,287,692
See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

November 30, 2015 (Unaudited)
Core Multi-Manager:
Net Asset Value, offering price and redemption price per share ($58,112,572 ÷ 4,764,315 shares)	$ 12.20

Class F:
Net Asset Value, offering price and redemption price per share ($2,935,137 ÷ 239,848 shares)	$ 12.24

Class L:
Net Asset Value, offering price and redemption price per share ($120,296 ÷ 9,861 shares)	$ 12.20

Class N:
Net Asset Value, offering price and redemption price per share ($119,687 ÷ 9,826 shares)	$ 12.18

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended November 30, 2015 (Unaudited)
Investment Income
Dividends:
Unaffiliated issuers		$ 536,257
Interest		215
Total income		536,472
Expenses
Management fee	$ 181,188
Transfer agent fees	28,264
Distribution and service plan fees	147
Accounting fees and expenses	11,793
Custodian fees and expenses	87,046
Independent trustees' compensation	325
Registration fees	37,071
Audit	26,585
Legal	299
Miscellaneous	254
Total expenses before reductions	372,972
Expense reductions	(81,493)	291,479
Net investment income (loss)		244,993
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	624,716
Foreign currency transactions	(3,630)
Futures contracts	(76,270)
Total net realized gain (loss)		544,816
Change in net unrealized appreciation (depreciation) on: Investment securities	(1,319,908)
Assets and liabilities in foreign currencies	(8)
Futures contracts	68,159
Total change in net unrealized appreciation (depreciation)		(1,251,757)
Net gain (loss)		(706,941)
Net increase (decrease) in net assets resulting from operations		$ (461,948)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended November 30, 2015 (Unaudited)	Year ended May 31, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 244,993	$ 467,085
Net realized gain (loss)	544,816	6,941,722
Change in net unrealized appreciation (depreciation)	(1,251,757)	(1,350,852)
Net increase (decrease) in net assets resulting from operations	(461,948)	6,057,955
Distributions to shareholders from net investment income	(207,624)	(502,834)
Distributions to shareholders from net realized gain	(3,474,996)	(10,159,157)
Total distributions	(3,682,620)	(10,661,991)
Share transactions - net increase (decrease)	1,886,502	5,466,347
Total increase (decrease) in net assets	(2,258,066)	862,311
Net Assets
Beginning of period	63,545,758	62,683,447
End of period (including undistributed net investment income of $246,568 and undistributed net investment income of $209,199, respectively)	$ 61,287,692	$ 63,545,758

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Strategic Advisers Core Multi-Manager Fund

	Six months ended November 30, 2015	Years ended May 31,
	(Unaudited)	2015	2014	2013	2012 E
Selected Per-Share Data
Net asset value, beginning of period	$ 13.07	$ 14.28	$ 13.02	$ 10.61	$ 10.00
Income from Investment Operations
Net investment income (loss)D	.05	.10	.11	.13	.05
Net realized and unrealized gain (loss)	(.14)	1.28	2.27	2.60	.57
Total from investment operations	(.09)	1.38	2.38	2.73	.62
Distributions from net investment income	(.04)	(.12)	(.11)	(.12)	(.01)
Distributions from net realized gain	(.74)	(2.47)	(1.02)	(.20)	-
Total distributions	(.78)	(2.59)	(1.12)H	(.32)	(.01)
Net asset value, end of period	$ 12.20	$ 13.07	$ 14.28	$ 13.02	$ 10.61
Total ReturnB, C	(.67)%	10.70%	19.49%	26.33%	6.24%
Ratios to Average Net AssetsF
Expenses before reductions	1.23%A	1.14%	1.21%	1.03%	1.10%A
Expenses net of fee waivers, if any	.97%A	.97%	.97%	.97%	.97%A
Expenses net of all reductions	.97%A	.97%	.97%	.96%	.97%A
Net investment income (loss)	.80%A	.78%	.80%	1.12%	.90%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 58,113	$ 60,606	$ 60,938	$ 67,623	$ 53,266
Portfolio turnover rateG	125%A	151%	134%	95%	77%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E For the period November 16, 2011 (commencement of operations) to May 31, 2012.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount does not include the portfolio activity of any Underlying Funds.

H Total distributions of $1.12 per share is comprised of distributions from net investment income of $.108 and distributions from net realized gain of $1.015 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Strategic Advisers Core Multi-Manager Fund Class F

	Six months ended November 30, 2015	Years ended May 31,
	(Unaudited)	2015	2014	2013 E
Selected Per-Share Data
Net asset value, beginning of period	$ 13.10	$ 14.30	$ 13.02	$ 11.62
Income from Investment Operations
Net investment income (loss)D	.05	.11	.12	.06
Net realized and unrealized gain (loss)	(.13)	1.28	2.28	1.46
Total from investment operations	(.08)	1.39	2.40	1.52
Distributions from net investment income	(.04)	(.12)	(.11)	(.08)
Distributions from net realized gain	(.74)	(2.47)	(1.02)	(.04)
Total distributions	(.78)	(2.59)	(1.12)H	(.12)
Net asset value, end of period	$ 12.24	$ 13.10	$ 14.30	$ 13.02
Total ReturnB, C	(.59)%	10.78%	19.66%	13.22%
Ratios to Average Net AssetsF
Expenses before reductions	1.14%A	1.05%	1.11%	.96%A
Expenses net of fee waivers, if any	.87%A	.87%	.87%	.87%A
Expenses net of all reductions	.87%A	.87%	.87%	.86%A
Net investment income (loss)	.90%A	.88%	.90%	1.02%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,935	$ 2,698	$ 1,527	$ 285
Portfolio turnover rateG	125%A	151%	134%	95%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E For the period December 18, 2012 (commencement of sale of shares) to May 31, 2013.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount does not include the portfolio activity of any Underlying Funds.

H Total distributions of $1.12 per share is comprised of distributions from net investment income of $.109 and distributions from net realized gain of $1.015 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Strategic Advisers Core Multi-Manager Fund Class L

	Six months ended November 30, 2015	Years ended May 31,
	(Unaudited)	2015	2014 E
Selected Per-Share Data
Net asset value, beginning of period	$ 13.07	$ 14.29	$ 13.50
Income from Investment Operations
Net investment income (loss)D	.05	.10	.07
Net realized and unrealized gain (loss)	(.14)	1.27	1.19
Total from investment operations	(.09)	1.37	1.26
Distributions from net investment income	(.04)	(.12)	(.06)
Distributions from net realized gain	(.74)	(2.47)	(.41)
Total distributions	(.78)	(2.59)	(.47)
Net asset value, end of period	$ 12.20	$ 13.07	$ 14.29
Total ReturnB, C	(.67)%	10.62%	9.50%
Ratios to Average Net AssetsF
Expenses before reductions	1.23%A	1.14%	1.19%A
Expenses net of fee waivers, if any	.97%A	.97%	.97%A
Expenses net of all reductions	.97%A	.97%	.97%A
Net investment income (loss)	.80%A	.78%	.90%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 120	$ 121	$ 109
Portfolio turnover rateG	125%A	151%	134%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E For the period November 12, 2013 (commencement of sale of shares) to May 31, 2014.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount does not include the portfolio activity of any Underlying Funds.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Strategic Advisers Core Multi-Manager Fund Class N

	Six months ended November 30, 2015	Years ended May 31,
	(Unaudited)	2015	2014 E
Selected Per-Share Data
Net asset value, beginning of period	$ 13.06	$ 14.27	$ 13.50
Income from Investment Operations
Net investment income (loss)D	.03	.07	.05
Net realized and unrealized gain (loss)	(.14)	1.28	1.18
Total from investment operations	(.11)	1.35	1.23
Distributions from net investment income	(.03)	(.09)	(.06)
Distributions from net realized gain	(.74)	(2.47)	(.41)
Total distributions	(.77)	(2.56)	(.46)H
Net asset value, end of period	$ 12.18	$ 13.06	$ 14.27
Total ReturnB, C	(.86)%	10.43%	9.32%
Ratios to Average Net AssetsF
Expenses before reductions	1.48%A	1.39%	1.45%A
Expenses net of fee waivers, if any	1.22%A	1.22%	1.22%A
Expenses net of all reductions	1.22%A	1.22%	1.22%A
Net investment income (loss)	.55%A	.53%	.65%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 120	$ 121	$ 109
Portfolio turnover rateG	125%A	151%	134%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E For the period November 12, 2013 (commencement of sale of shares) to May 31, 2014.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount does not include the portfolio activity of any Underlying Funds.

H Total distributions of $.46 per share is comprised of distributions from net investment income of $.056 and distributions from net realized gain of $.405 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended November 30, 2015 (Unaudited)

1. Organization.

Strategic Advisers Core Multi-Manager Fund (the Fund) is a diversified fund of Fidelity Rutland Square Trust II (the Trust), and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. The Fund is available only to certain employer-sponsored retirement plans and certain Fidelity brokerage or mutual fund accounts. The Fund offers Core Multi Manager, Class F, Class L and Class N shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Strategic Advisers, Inc. (Strategic Advisers) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

Semiannual Report

2. Significant Accounting Policies - continued

Investment Valuation - continued

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

2. Significant Accounting Policies - continued

Investment Valuation - continued

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated open-end mutual fund's NAV is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and is categorized as Level 2 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of November 30, 2015 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Underlying Funds and distributions from ETFs, if any, are recorded on

Semiannual Report

2. Significant Accounting Policies - continued

Investment Transactions and Income - continued

the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Strategic Advisers funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, foreign currency transactions, deferred trustees compensation, partnerships and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 14,083,173
Gross unrealized depreciation	(1,436,463)
Net unrealized appreciation (depreciation) on securities	$ 12,646,710
Tax cost	$ 48,648,306

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

3. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Semiannual Report

3. Derivative Instruments - continued

Risk Exposures and the Use of Derivative Instruments - continued

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risks:

Equity Risk

Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is included in the Statement of Operations.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Derivative Instruments - continued

Futures Contracts - continued

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts." The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

During the period the Fund recognized net realized gain (loss) of $(76,270) and a change in net unrealized appreciation (depreciation) of $68,159 related to its investment in futures contracts. These amounts are included in the Statement of Operations.

4. Purchases and Sales of Investments.

Purchases and sales of securities (including the Underlying Fund shares), other than short-term securities, aggregated $35,941,292 and $37,601,717, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Strategic Advisers (the investment adviser) provides the Fund with investment management related services. For these services, the Fund pays a monthly management fee to the investment adviser. The management fee is calculated by adding the annual management fee rate of .30% of the Fund's average net assets throughout the month payable to the investment adviser to the aggregate of the fee rates, payable monthly, to the Fund's sub-advisers. The Fund's maximum aggregate management fee will not exceed 1.05% of the Fund's average net assets. For the reporting period, the total annualized management fee rate was .59% of the Fund's average net assets.

During the period, the investment adviser waived its management fee as described in the Expense Reductions note.

Sub-Advisers. AllianceBernstein, L.P. (AB), Cornerstone Investment Partners, LLC (through June 29, 2015), First Eagle Investment Management, LLC, J.P. Morgan Investment Management, Inc., OppenheimerFunds, Inc., FIAM LLC (formerly Pyramis Global Advisors, LLC), an affiliate of the investment adviser, and T. Rowe Price Associates, Inc. each served as a sub-adviser for the Fund during the period. Sub-advisers provide discretionary investment advisory services for their allocated portion of the Fund's assets and are paid by the investment adviser and not the Fund for providing these services.

Semiannual Report

5. Fees and Other Transactions with Affiliates - continued

Sub-Advisers - continued

Aristotle Capital Management, LLC, Brandywine Global Investment Management, LLC, ClariVest Asset Management LLC, Loomis Sayles & Company, L.P., LSV Asset Management, Massachusetts Financial Services Company (MFS), Morgan Stanley Investment Management, Inc., Robeco Investment Management, Inc. (d/b/a Boston Partners) and Waddell & Reed Investment Management Co. have been retained to serve as a sub-adviser for the Fund. As of the date of the report, however, these sub-advisers have not been allocated any portion of the Fund's assets. These sub-advisers in the future may provide discretionary investment advisory services for an allocated portion of the Fund's assets and will be paid by the investment adviser for providing these services.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Class N pays Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, a Service Fee based on an annual percentage of Class N's average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Service Fee rate, total service fees and amounts retained by FDC were as follows:

	Service Fee	Total Fees	Retained by FDC
Class N	.25%	$ 147	$ 147

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund, except for Class F. Each class, except for Class F, does not directly pay transfer agent fees with respect to the portion of its assets invested in Underlying Funds. FIIOC receives no fees for providing transfer agency services to Class F. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each applicable class were as follows:

	Amount	% of Class-Level Average Net Assets A
Core Multi-Manager	$ 28,148.10
Class L	58.10
Class N	58.10
	$ 28,264

A Annualized

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Fees and Other Transactions with Affiliates - continued

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The fee is based on the level of average net assets for each month.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $1,042 for the period.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $40 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Expense Reductions.

The investment adviser has contractually agreed to reimburse Core Multi-Manager, Class L and Class N to the extent that annual operating expenses exceed certain levels of average net assets as noted in the table below. This reimbursement will remain in place through July 31, 2016. In addition, the investment adviser has voluntarily agreed to reimburse Class F to the extent that annual operating expenses exceed certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees, are excluded from these reimbursements. The following classes of the Fund were in reimbursement during the period:

	Expense Limitations	Reimbursement
Core Multi-Manager	.97%	$ 74,381
Class F	.87%	3,758
Class L	.97%	154
Class N	1.22%	153

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's expenses by $18.

Semiannual Report

7. Expense Reductions - continued

In addition, during the period the investment adviser reimbursed and/or waived a portion of the fund-level operating expenses in the amount of $1,629 and a portion of class-level operating expenses as follows:

Amount
Core Multi-Manager	$ 1,396
Class L	2
Class N	2
$ 1,400

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended November 30, 2015	Year ended May 31, 2015
From net investment income
Core Multi-Manager	$ 197,107	$ 484,614
Class F	9,822	16,549
Class L	408	976
Class N	287	695
Total	$ 207,624	$ 502,834
From net realized gain
Core Multi-Manager	$ 3,297,069	$ 9,798,347
Class F	164,303	321,329
Class L	6,821	19,746
Class N	6,803	19,735
Total	$ 3,474,996	$ 10,159,157

9. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between funds:

	Shares		Dollars
	Six months ended November 30, 2015	Year ended May 31, 2015	Six months ended November 30, 2015	Year ended May 31, 2015
Core Multi-Manager
Shares sold	23,792	95,933	$ 289,688	$ 1,251,118
Reinvestment of distributions	287,114	796,463	3,494,176	10,282,961
Shares redeemed	(183,434)	(521,747)	(2,328,909)	(7,398,943)
Net increase (decrease)	127,472	370,649	$ 1,454,955	$ 4,135,136

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

9. Share Transactions - continued

	Shares		Dollars
	Six months ended November 30, 2015	Year ended May 31, 2015	Six months ended November 30, 2015	Year ended May 31, 2015
Class F
Shares sold	54,185	90,367	$ 667,925	$ 1,178,800
Reinvestment of distributions	14,273	26,179	174,125	337,878
Shares redeemed	(34,543)	(17,383)	(424,822)	(226,619)
Net increase (decrease)	33,915	99,163	$ 417,228	$ 1,290,059
Class L
Reinvestment of distributions	594	1,605	7,229	20,722
Net increase (decrease)	594	1,605	$ 7,229	$ 20,722
Class N
Reinvestment of distributions	583	1,583	7,090	20,430
Net increase (decrease)	583	1,583	$ 7,090	$ 20,430

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were the owners of record of 94% of the total outstanding shares of the Fund.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Strategic Advisers Core Multi-Manager Fund

Each year the Board of Trustees, including the Independent Trustees (together, the Board), votes at an in-person meeting on the renewal of the management contract with Strategic Advisers, Inc. (Strategic Advisers) and the sub-advisory agreements with Alliance Bernstein L.P. (AB), Aristotle Capital Management (Aristotle), Brandywine Global Investment Management (Brandywine), ClariVest Asset Management (ClariVest), First Eagle Investment Management, LLC (First Eagle), LSV Asset Management (LSV), Massachusetts Financial Services Company (MFS), Morgan Stanley Investment Management (MSIM), OppenheimerFunds, Inc. (OppenheimerFunds), Pyramis Global Advisors, LLC (Pyramis), Robeco Investment Management, Inc. (dba Boston Partners), T. Rowe Price Associates, Inc. (T. Rowe Price), and Waddell & Reed Investment Management Company (WRIMCO) (collectively, the Sub-Advisory Agreements and, together with the management contract, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets at least four times per year and, at each of its meetings, considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The full Board or the Independent Trustees, as appropriate, act on all major matters; however, a portion of the activities of the Board (including certain of those described herein) may be conducted through standing committees that have been established by the Board.

At its September 2015 meeting, the Board, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including, (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expenses relative to peer funds; (iii) the total costs of the services to be provided by and the profits, if any, to be realized by Strategic Advisers from its relationship with the fund; (iv) the extent to which (if any) economies of scale exist and would be realized as the fund grows; and (v) whether any economies of scale are appropriately shared with fund shareholders. In connection with a corporate reorganization involving First Eagle, in addition to renewing the existing sub-advisory agreement with First Eagle, the Board prospectively approved a new sub-advisory agreement with First Eagle (together with the Sub-Advisory Agreements and the management contract, the Advisory Contracts) to take effect upon the consummation of a transaction that would result in a change in control of First Eagle, effectively terminating the existing sub-advisory agreement. The Board noted that the reorganization would not result in any changes to the personnel that currently provide services to the fund or the nature, extent and quality of the services provided to the fund. In addition, the Board noted that the terms of the prospective sub-advisory agreement with First Eagle are identical to those of the current sub-advisory agreement.

Semiannual Report

In considering whether to renew the Advisory Contracts for the fund and prospectively approve a new sub-advisory agreement with First Eagle, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts and the approval of a new sub-advisory agreement with First Eagle is in the best interests of the fund and its shareholders. In addition, with respect to the Sub-Advisory Agreements, the Board also concluded that the renewal of such agreements and the approval of the new sub-advisory agreement does not involve a conflict of interest from which Strategic Advisers or its affiliates derive an inappropriate advantage. Also, the Board found that the advisory fees to be charged under the Advisory Contracts bear a reasonable relationship to the services rendered and are based on services provided that are in addition to, rather than duplicative of, services provided under the advisory contract of any underlying fund in which the fund may invest. The Board's decision to renew the Advisory Contracts and approve a new sub-advisory agreement with First Eagle was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board.

Nature, Extent, and Quality of Services Provided. The Board considered the staffing within the investment adviser, Strategic Advisers, and each sub-adviser, AB, Aristotle, Brandywine, ClariVest, First Eagle, LSV, MFS, MSIM, OppenheimerFunds, Pyramis, Boston Partners, T. Rowe Price, and WRIMCO (collectively, the Investment Advisers), including the backgrounds of the fund's investment personnel and the fund's investment objective, strategies and related investment philosophy. The Independent Trustees also had discussions with senior management of Strategic Advisers' investment operations and investment groups. The Board considered the structure of each Investment Adviser's portfolio manager compensation program and whether such structures provide appropriate incentives to act in the best interests of the fund.

The Trustees also discussed with representatives of Strategic Advisers, at meetings throughout the year, Strategic Advisers' role in (i) identifying and recommending to the Trustees one or more sub-advisers for the fund; (ii) overseeing compliance with federal securities laws by each sub-adviser with respect to fund assets; (iii) monitoring and overseeing the performance and investment capabilities of each sub-adviser; and (iv) recommending the replacement of a sub-adviser as appropriate. The Trustees considered that the Board had received from Strategic Advisers substantial information and periodic reports about the sub-adviser oversight and due diligence processes, as well as periodic reports regarding the performance of each sub-adviser.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to managing and compensating investment personnel. The Board noted that the Investment Advisers' analysts have extensive resources, tools, and capabilities that allow them to conduct sophisticated quantitative and/or fundamental analysis. Additionally, in its deliberations, the Board considered the Investment Advisers' trading capabilities and resources and global compliance infrastructure, which are integral parts of the investment management process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for the fund; (ii) the nature and extent of Strategic Advisers' supervision of third party service providers, including the sub-advisers, custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. The Board took into account discussions with Strategic Advisers about fund investment performance that occur at Board meetings throughout the year. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for the fund, for different time periods, measured against a securities market index ("benchmark index") and a peer group of mutual funds with similar objectives ("peer group").

In connection with the renewal of the Advisory Contracts, the Board reviewed the fund's absolute investment performance, as well as the fund's relative investment performance measured over multiple periods against a benchmark index and peer group. Because the fund had been in existence less than five years, the following charts considered by the Board show, over the one- and three-year periods ended December 31, 2014, the cumulative total returns of the fund and the cumulative total returns of an appropriate benchmark index and peer group. The box within each chart shows the 25th percentile return (75% beaten, top of box) and the 75th percentile return (25% beaten, bottom of box) of the peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten numbers noted below each chart corresponds to the percentile box and represents the percentage of funds in the peer group whose performance was equal to or lower than that of the fund.

Semiannual Report

Strategic Advisers Core Multi-Manager Fund

The Board reviewed the fund's relative investment performance against its peer group and noted that the performance of the retail class was in the second quartile for the one-year period and the third quartile for the three-year period ended December 31, 2014. The Board also noted that the retail class out-performed 52% of its peers and under-performed 53% of its peers for the one- and three-year periods, respectively, ended December 31, 2014. The Board also noted that the investment performance of the fund was lower than its benchmark for the periods shown.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should benefit the fund's shareholders.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered the amount and nature of fees paid to the Investment Advisers. The Board also considered information comparing the management fees and total expenses of the fund to those of other registered investment companies with investment objectives similar to those of the fund. The Board noted that the fund's maximum aggregate annual management fee rate may not exceed 1.05% of the fund's average daily net assets. The Board also considered Strategic Advisers' contractual commitment to reimburse the retail class, Class L, and Class N through July 31, 2016 to the extent that the total operating expenses of the class (excluding interest, certain taxes, certain securities lending costs, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses, if any), as a percentage of net assets, exceed 0.97%, 0.97%, and 1.22%, respectively. In addition, the Board also noted that Strategic Advisers has voluntarily agreed to reimburse Class F of the fund to the extent that total operating expenses of the class (excluding interest, certain taxes, certain securities lending costs, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses, if any) exceed 0.87% of the class' average net assets and that such arrangement may be terminated by Strategic Advisers at any time.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board considered the fund's management fee and total expenses compared to "mapped groups" of competitive funds created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Strategic Advisers uses "mapped groups," which are created by Fidelity by combining similar Lipper investment objective categories that it believes have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which Strategic Advisers' funds are compared.

Management Fee. The Board considered two proprietary management fee comparisons. The group of Lipper funds used by the Board for management fee comparisons is referred to as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures are also comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG % and the number of funds in the Total Mapped Group are in the chart below. The Board also compared the fund's management fee to an "Asset-Size Peer Group" (ASPG), which is a sub-set of the competitive funds in the Total Mapped Group. The ASPG comparison focuses on a fund's standing relative to non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked, is also included in the chart and considered by the Board.

Semiannual Report

Strategic Advisers Core Multi-Manager Fund

The Board noted that the fund's management fee was ranked below the median of its Total Mapped Group and below the median of its ASPG for the 12-month period ended February 28, 2015.

Based on its review, the Board concluded that the fund's management fee bears a reasonable relationship to the services rendered.

Total Expenses. In its review of the total expenses of each class of the fund, the Board considered the fund's management fee as well as other fund or class expenses, as applicable, such as expenses from holding Fidelity and non-Fidelity mutual funds and ETFs, transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. The Board further noted that the fund's total expenses were compared to classes of competitive funds having similar load types. This comparison, which is a proxy for comparing funds by distribution channel, showed the fund's position relative to competitive funds with the same load type.

The Board noted that the total expenses of each of the retail class, Class L, and Class N were above, and the total expenses of Class F were below, the median of the fund's Total Mapped Group for the 12-month period ended February 28, 2015. The Board considered that, in general, various factors can affect total expenses. The total expenses for the retail class and Class L ranked below median when compared to a universe of no-load funds. The total expenses for Class N ranked above the competitive median of its institutional peer group primarily because of its 0.25% 12b-1 fee.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Fees Charged to Other Clients. The Board also considered fee structures paid by the Investment Advisers' other clients, such as other funds advised or subadvised by the Investment Advisers, pension plan clients, and other institutional clients with similar investment mandates.

Based on its review of the total expense ratios and fees charged to other clients of Strategic Advisers or its affiliates, the Board concluded that the total expenses of the fund were reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered information regarding the revenues earned and expenses incurred by Strategic Advisers and its affiliates in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders.

On an annual basis, Strategic Advisers presents to the Board information about the profitability of its relationship with the fund. Strategic Advisers calculates profitability information for the fund using a series of detailed revenue and cost allocation methodologies. The Board reviews any significant changes from the prior year's methodologies. Strategic Advisers noted that, to the extent possible, it employs the same corporate reporting of revenues and expenses as those used by other Fidelity funds.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of fund profitability and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Strategic Advisers' and its affiliates' non-fund businesses and fall-out benefits related to the mutual fund business, as well as cases where Strategic Advisers' affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized, if any, by Strategic Advisers and its affiliates in connection with the operation of the fund and was satisfied that the profitability was not excessive.

Possible Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Strategic Advisers funds, whether the Strategic Advisers funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board considered that the fund's sub-advisory contracts provide for breakpoints as the fund's assets grow and noted that any potential decline in sub-advisory fees would accrue directly to the fund. The Board took into consideration Strategic Advisers' contractual expense reimbursement commitment.

Semiannual Report

Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee structures bear a reasonable relationship to the services rendered and that the fund's Advisory Contracts should be renewed because each agreement is in the best interests of the fund and its shareholders. The Board also concluded that the advisory fees charged thereunder are based on services provided that are in addition to, rather than duplicative of, services provided under the advisory contract of any underlying fund in which the fund may invest. In addition, with respect to each Sub-Advisory Agreement, the Board concluded that the renewal of the agreement does not involve a conflict of interest from which Strategic Advisers or its affiliates derive an inappropriate advantage.

Board Approval of Investment Advisory Contract

Strategic Advisers Core Multi-Manager Fund

On June 4, 2015, the Board of Trustees, including the Independent Trustees (together, the Board), voted at an in-person meeting to approve an amendment to the fee schedule in the existing sub-advisory agreement (the Current Sub-Advisory Agreement) with Waddell & Reed Investment Management Company (Waddell & Reed) for the fund (the Amended Sub-Advisory Agreement), which has the potential to lower the amount of fees paid by Strategic Advisers, Inc. (Strategic Advisers) to Waddell & Reed on behalf of the fund. The terms of the Amended Sub-Advisory Agreement are identical to those of the Current Sub-Advisory Agreement, except with respect to the date of execution and the fee schedule.

The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, considered a broad range of information it believed relevant to the approval of the Amended Sub-Advisory Agreement.

In considering whether to approve the Amended Sub-Advisory Agreement, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the approval of the Amended Sub-Advisory Agreement is in the best interests of the fund and its shareholders and that the approval of such agreement does not involve a conflict of interest from which Strategic Advisers or its affiliates derive an inappropriate advantage. Also, the Board found that the advisory fees to be charged under the Amended Sub-Advisory Agreement bear a reasonable relationship to the services to be rendered and will be based upon services provided that will be in addition to, rather than duplicative of services provided under the advisory contract of any underlying fund in which the fund may invest. The Board's decision to approve the Amended Sub-Advisory Agreement was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Nature, Extent, and Quality of Services Provided. The Board considered that it reviewed information regarding the staffing within Waddell & Reed, including the backgrounds and compensation of its investment personnel, and also took into consideration the fund's investment objective, strategies and related investment philosophy in connection with the annual renewal of the Current Sub-Advisory Agreement at its September 2014 Board meeting, as well as the information provided by Waddell & Reed in connection with the upcoming renewal of the Current Sub-Advisory Agreement at its September 2015 Board meeting.

The Board considered that the Amended Sub-Advisory Agreement will not result in any changes to the nature and quality of the services provided to the fund. The Board also considered that the Amended Sub-Advisory Agreement would not result in any changes to (i) the investment process or strategies employed in the management of the fund's assets or (ii) the day-to-day management of the fund or the persons primarily responsible for such management.

Investment Performance. The Board considered that it reviewed historical investment performance of Waddell & Reed in managing fund assets in connection with the Board's renewal of the Current Sub-Advisory Agreement as well as the information provided by Waddell & Reed regarding its performance in connection with the upcoming renewal of the Current Sub-Advisory Agreement at its September 2015 Board meeting. The Board did not consider performance to be a material factor in its decision to approve the Amended Sub-Advisory Agreement because the Amended Sub-Advisory Agreement would not result in any changes to the fund's investment processes or strategies or in the persons primarily responsible for the day-to-day management of the fund.

Based on its review, the Board concluded that the nature, extent, and quality of services that will be provided to the fund under the Amended Sub-Advisory Agreement will continue to benefit the fund's shareholders.

Competitiveness of Management Fee and Total Fund Expenses.

The Board considered that the new fee schedule will not result in any changes to the fund's total management fee or total fund expenses of the fund because Strategic Advisers has not allocated any assets of the fund to Waddell & Reed. The Board considered that to the extent Strategic Advisers allocates assets of the fund to Waddell & Reed in the future, the new fee schedule would result in lower fees to be paid by Strategic Advisers to Waddell & Reed, on behalf of the fund, compared to the existing fee schedule. The Board also considered that the Amended Sub-Advisory Agreement would not result in any changes to the fund's maximum aggregate annual management fee rate, Strategic Advisers' portion of the fund's management fee or Strategic Advisers' expense reimbursement arrangements for each class of the fund. Based on its review, the Board concluded that the fund's management fee structure and total expenses continue to bear a reasonable relationship to the services that the fund and its shareholders will receive and the other factors considered.

Semiannual Report

Because the Amended Sub-Advisory Agreement was negotiated at arm's length and will have no impact on the maximum management fees payable by the fund, the Board did not consider the fund's investment performance or costs of services and profitability to be significant factors in its decision to approve the Amended Sub-Advisory Agreement.

Potential Fall-Out Benefits. The Board considered that it reviewed information regarding the potential of direct and indirect benefits to Strategic Advisers and its affiliates from their relationships with the fund, including non-advisory fee compensation paid to affiliates of Strategic Advisers, if any, during its annual renewal of the fund's advisory agreement with Strategic Advisers at its September 2014 Board meeting, as well as the information provided by Strategic Advisers in connection with the upcoming renewal of the fund's advisory agreement with Strategic Advisers at its September 2015 Board meeting.

Possible Economies of Scale. The Board considered that the Amended Sub-Advisory Agreement, like the Current Sub-Advisory Agreement, provides for breakpoints as the fund's assets grow and noted that the decline in sub-advisory fees pursuant to the new fee schedule will accrue directly to shareholders. The Board also considered that it reviewed whether there have been economies of scale in connection with the management of the fund during its annual renewal of the fund's advisory agreement with Strategic Advisers at its September 2014 Board meeting, as well as the information provided by Strategic Advisers in connection with the upcoming renewal of the fund's advisory agreement with Strategic Advisers at its September 2015 Board meeting.

Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the Amended Sub-Advisory Agreement's fee structure bears a reasonable relationship to the services to be rendered and that the Amended Sub-Advisory Agreement should be approved because the agreement is in the best interests of the fund and its shareholders. The Board also concluded that the sub-advisory fees to be charged thereunder will be based on services provided that will be in addition to, rather than duplicative of services provided under the advisory contract of any underlying fund in which the fund may invest. In addition, the Board concluded that the approval of the Amended Sub-Advisory Agreement does not involve a conflict of interest from which Strategic Advisers or its affiliates derive an inappropriate advantage.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Board Approval of Investment Advisory Contract

Strategic Advisers Core Multi-Manager Fund

On September 16, 2015, the Board of Trustees, including the Independent Trustees (together, the Board), voted at an in-person meeting to approve an amendment to the fee schedule in the existing sub-advisory agreement (the Current Sub-Advisory Agreement) with Morgan Stanley Investment Management, Inc. (MSIM) for the fund (the Amended Sub-Advisory Agreement), which has the potential to lower the amount of fees paid by Strategic Advisers, Inc. (Strategic Advisers) to MSIM, on behalf of the fund. The terms of the Amended Sub-Advisory Agreement are identical to those of the Current Sub-Advisory Agreement, except with respect to the date of execution and the fee schedule.

The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, considered a broad range of information it believed relevant to the approval of the Amended Sub-Advisory Agreement.

In considering whether to approve the Amended Sub-Advisory Agreement, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the approval of the Amended Sub-Advisory Agreement is in the best interests of the fund and its shareholders and that the approval of such agreement does not involve a conflict of interest from which Strategic Advisers or its affiliates derive an inappropriate advantage. Also, the Board found that the advisory fees to be charged under the Amended Sub-Advisory Agreement bear a reasonable relationship to the services to be rendered and will be based upon services provided that will be in addition to, rather than duplicative of services provided under the advisory contract of any underlying fund in which the fund may invest. The Board's decision to approve the Amended Sub-Advisory Agreement was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board.

Nature, Extent, and Quality of Services Provided. The Board considered that it reviewed information regarding the staffing within MSIM, including the backgrounds of its investment personnel, and also took into consideration the fund's investment objective, strategies and related investment philosophy in connection with the annual renewal of the Current Sub-Advisory Agreement at its September 2015 Board meeting.

The Board considered that the Amended Sub-Advisory Agreement will not result in any changes to the services provided to the fund. The Board also considered that the Amended Sub-Advisory Agreement would not result in any changes to (i) the investment process or strategies employed in the management of the fund's assets or (ii) the day-to-day management of the fund or the persons primarily responsible for such management.

Semiannual Report

Investment Performance. The Board also considered that it reviewed historical investment performance of MSIM in managing fund assets in connection with the Board's renewal of the Current Sub-Advisory Agreement at its September 2015 Board meeting. The Board did not consider performance to be a material factor in its decision to approve the Amended Sub-Advisory Agreement because the Amended Sub-Advisory Agreement would not result in any changes to the fund's investment processes or strategies or in the persons primarily responsible for the day-to-day management of the fund.

Based on its review, the Board concluded that the nature, extent, and quality of services that will be provided to the fund under the Amended Sub-Advisory Agreement will continue to benefit the fund's shareholders.

Competitiveness of Management Fee and Total Fund Expenses.

The Board considered that the new fee schedule will not result in any changes to the fund's total management fee or total fund expenses because Strategic Advisers has not allocated any assets of the fund to MSIM. The Board considered that to the extent Strategic Advisers allocates assets of the fund to MSIM in the future, the new fee schedule would result in lower fees to be paid by Strategic Advisers to MSIM, on behalf of the fund, compared to the existing fee schedule. The Board also considered that the Amended Sub-Advisory Agreement would not result in any changes to the fund's maximum aggregate annual management fee rate, Strategic Advisers' portion of the fund's management fee or Strategic Advisers' expense reimbursement arrangements for each class of the fund. Based on its review, the Board concluded that the fund's management fee structure and total expenses continue to bear a reasonable relationship to the services that the fund and its shareholders will receive and the other factors considered.

Because the Amended Sub-Advisory Agreement was negotiated at arm's length and will have no impact on the maximum management fees payable by the fund, the Board did not consider the fund's investment performance or costs of services and profitability to be significant factors in its decision to approve the Amended Sub-Advisory Agreement.

Potential Fall-Out Benefits. The Board considered that it reviewed information regarding the potential of direct and indirect benefits to Strategic Advisers and its affiliates from their relationships with the fund, including non-advisory fee compensation paid to affiliates of Strategic Advisers, if any, during its annual renewal of the fund's advisory agreement with Strategic Advisers at its September 2015 Board meeting.

Possible Economies of Scale. The Board considered that the Amended Sub-Advisory Agreement provides for breakpoints that have the potential to further reduce sub-advisory fees paid to MSIM as assets allocated to MSIM grow. The Board also considered that it reviewed whether there have been economies of scale in connection with the management of the fund during its annual renewal of the fund's advisory agreement with Strategic Advisers at its September 2015 Board meeting.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the Amended Sub-Advisory Agreement's fee structure bears a reasonable relationship to the services to be rendered and that the Amended Sub-Advisory Agreement should be approved because the agreement is in the best interests of the fund and its shareholders. The Board also concluded that the sub-advisory fees to be charged thereunder will be based on services provided that will be in addition to, rather than duplicative of services provided under the advisory contract of any underlying fund in which the fund may invest. In addition, the Board concluded that the approval of the Amended Sub-Advisory Agreement does not involve a conflict of interest from which Strategic Advisers or its affiliates derive an inappropriate advantage.

Semiannual Report

Investment Adviser

Strategic Advisers, Inc.
Boston, MA

Investment Sub-Advisers

AllianceBernstein L.P.

Aristotle Capital Management, LLC

Brandywine Global Investment
Management, LLC

ClariVest Asset Management LLC

FIAM LLC

First Eagle Investment Management, LLC

JP Morgan Investment Management Inc.

Loomis, Sayles & Company, L.P.

LSV Asset Management

Massachusetts Financial Services
Company

Morgan Stanley Investment
Management, Inc.

OppenheimerFunds, Inc.

Robeco Investment Management, Inc.
doing business as Boston Partners

T. Rowe Price Associates, Inc.

Waddell & Reed Investment
Management Company

General Distributor

Fidelity Distributors Corporation
Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

The Bank of New York Mellon

New York, NY

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
245 Summer St., Boston, MA 02210
www.fidelity.com

MMC-USAN-0116
1.931544.103

Strategic Advisers®
Growth Multi-Manager Fund

Class F

Semiannual Report

November 30, 2015

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Board Approval of Investment Advisory Contracts and Management Fees	(Click Here)

To view a fund's proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-835-5095 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2016 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (June 1, 2015 to November 30, 2015).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition to the direct expenses incurred by the Fund presented in the table, as a shareholder of the underlying mutual funds (the Underlying Funds), the Fund also indirectly bears its proportionate share of the expenses of the Underlying Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition to the direct expenses incurred by the Fund presented in the table, as a shareholder of the Underlying Funds, the Fund also indirectly bears its proportionate share of the expenses of the Underlying Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio B	Beginning Account Value June 1, 2015	Ending Account Value November 30, 2015	Expenses Paid During PeriodC June 1, 2015 to November 30, 2015
Growth Multi-Manager	.85%
Actual		$ 1,000.00	$ 1,005.70	$ 4.26
HypotheticalA		$ 1,000.00	$ 1,020.75	$ 4.29
Class F	.76%
Actual		$ 1,000.00	$ 1,006.20	$ 3.81
HypotheticalA		$ 1,000.00	$ 1,021.20	$ 3.84
Class L	.85%
Actual		$ 1,000.00	$ 1,005.90	$ 4.26
HypotheticalA		$ 1,000.00	$ 1,020.75	$ 4.29
Class N	1.10%
Actual		$ 1,000.00	$ 1,004.90	$ 5.51
HypotheticalA		$ 1,000.00	$ 1,019.50	$ 5.55

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

C Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period). The fees and expenses of the Underlying Funds in which the Fund invests are not included in each Class' annualized expense ratio.

Semiannual Report

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Top Ten Holdings as of November 30, 2015
(excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
Fidelity Blue Chip Growth Fund	4.7	5.0
Apple, Inc.	4.6	5.7
Amazon.com, Inc.	2.5	1.2
Gilead Sciences, Inc.	2.4	2.5
Home Depot, Inc.	2.4	2.0
Alphabet, Inc. Class A	2.4	1.7
Alphabet, Inc. Class C	2.1	1.5
Facebook, Inc. Class A	2.1	1.6
Visa, Inc. Class A	1.8	1.7
Microsoft Corp.	1.6	0.9
	26.6
Top Five Market Sectors as of November 30, 2015
(stocks only)	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	30.1	30.1
Consumer Discretionary	19.4	18.1
Health Care	16.6	17.4
Consumer Staples	8.5	8.2
Industrials	7.1	7.4
Asset Allocation (% of fund's net assets)
As of November 30, 2015	As of May 31, 2015
Stocks 91.5%	Stocks 92.0%
Large Growth Funds 4.7%	Large Growth Funds 5.1%
Short-Term Investments and Net Other Assets (Liabilities) 3.8%	Short-Term Investments and Net Other Assets (Liabilities) 2.9%

Asset allocations of equity funds in the pie charts reflect the categorizations of assets as defined by Morningstar as of the reporting dates indicated above.

Semiannual Report

Investments November 30, 2015 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 91.3%
	Shares	Value
CONSUMER DISCRETIONARY - 19.2%
Auto Components - 0.5%
Lear Corp.	2,773	$ 349,121
Automobiles - 0.5%
General Motors Co.	2,744	99,333
Tesla Motors, Inc. (a)	861	198,254
		297,587
Hotels, Restaurants & Leisure - 3.2%
Brinker International, Inc.	2,867	130,793
Carnival Corp. unit	2,172	109,751
Chipotle Mexican Grill, Inc. (a)	77	44,625
Darden Restaurants, Inc.	1,825	102,510
Domino's Pizza, Inc.	858	92,209
Dunkin' Brands Group, Inc.	2,858	121,236
Hilton Worldwide Holdings, Inc.	5,980	138,856
Las Vegas Sands Corp.	1,276	56,221
Marriott International, Inc. Class A	2,480	175,857
McDonald's Corp.	3,480	397,277
Norwegian Cruise Line Holdings Ltd. (a)	1,967	112,984
Starbucks Corp.	4,440	272,572
Wyndham Worldwide Corp.	1,639	124,433
Yum! Brands, Inc.	3,264	236,673
		2,115,997
Household Durables - 0.4%
D.R. Horton, Inc.	5,800	187,398
Mohawk Industries, Inc. (a)	436	83,154
		270,552
Internet & Catalog Retail - 3.3%
Amazon.com, Inc. (a)	2,511	1,669,313
Expedia, Inc.	873	107,475
Priceline Group, Inc. (a)	273	340,936
TripAdvisor, Inc. (a)	316	26,029
Vipshop Holdings Ltd. ADR (a)	1,931	31,919
Zalando SE (a)	987	33,474
		2,209,146
Media - 3.1%
Charter Communications, Inc. Class A (a)	772	144,642
Comcast Corp. Class A	12,853	782,234
Omnicom Group, Inc.	2,095	154,862
The Walt Disney Co.	4,997	567,010
Time Warner Cable, Inc.	566	104,580
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Media - continued
Twenty-First Century Fox, Inc. Class A	4,700	$ 138,697
Viacom, Inc. Class B (non-vtg.)	3,870	192,687
		2,084,712
Multiline Retail - 0.0%
Target Corp.	179	12,978
Specialty Retail - 6.7%
American Eagle Outfitters, Inc.	8,379	130,461
AutoNation, Inc. (a)	1,654	105,724
AutoZone, Inc. (a)	924	724,203
Best Buy Co., Inc.	4,084	129,790
Dick's Sporting Goods, Inc.	1,074	41,918
Foot Locker, Inc.	2,002	130,130
GameStop Corp. Class A	2,212	77,486
Home Depot, Inc.	11,944	1,599,063
L Brands, Inc.	1,709	163,056
Lowe's Companies, Inc.	4,208	322,333
O'Reilly Automotive, Inc. (a)	860	226,928
Ross Stores, Inc.	1,426	74,166
TJX Companies, Inc.	4,670	329,702
Ulta Salon, Cosmetics & Fragrance, Inc. (a)	2,263	377,921
		4,432,881
Textiles, Apparel & Luxury Goods - 1.5%
lululemon athletica, Inc. (a)	841	40,217
Michael Kors Holdings Ltd. (a)	1,596	68,660
NIKE, Inc. Class B	5,436	719,074
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	1,975	59,645
Under Armour, Inc. Class A (sub. vtg.) (a)	1,496	128,985
		1,016,581
TOTAL CONSUMER DISCRETIONARY		12,789,555
CONSUMER STAPLES - 8.5%
Beverages - 2.5%
Anheuser-Busch InBev SA NV ADR	1,195	153,510
Molson Coors Brewing Co. Class B	1,860	171,176
Monster Beverage Corp.	2,082	321,898
PepsiCo, Inc.	7,283	729,465
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Beverages - continued
SABMiller PLC sponsored ADR	1,397	$ 84,938
The Coca-Cola Co.	5,232	222,988
		1,683,975
Food & Staples Retailing - 1.5%
CVS Health Corp.	7,558	711,132
Kroger Co.	6,966	262,340
		973,472
Food Products - 2.3%
Archer Daniels Midland Co.	5,735	209,270
Bunge Ltd.	1,508	100,448
Danone SA sponsored ADR	9,100	127,218
General Mills, Inc.	2,996	173,049
Kellogg Co.	2,490	171,237
Keurig Green Mountain, Inc.	1,097	57,483
Mead Johnson Nutrition Co. Class A	1,692	136,358
Mondelez International, Inc.	5,392	235,415
Tyson Foods, Inc. Class A	5,653	282,650
		1,493,128
Household Products - 0.3%
Colgate-Palmolive Co.	1,671	109,751
Procter & Gamble Co.	1,454	108,817
		218,568
Personal Products - 0.1%
Estee Lauder Companies, Inc. Class A	750	63,090
Tobacco - 1.8%
Altria Group, Inc.	2,465	141,984
Philip Morris International, Inc.	8,677	758,283
Reynolds American, Inc.	6,320	292,300
		1,192,567
TOTAL CONSUMER STAPLES		5,624,800
ENERGY - 1.6%
Energy Equipment & Services - 0.4%
Cameron International Corp. (a)	1,248	85,226
Halliburton Co.	2,800	111,580
Schlumberger Ltd.	1,163	89,725
		286,531
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - 1.2%
Apache Corp.	2,200	$ 108,196
EOG Resources, Inc.	1,380	115,133
Marathon Petroleum Corp.	3,812	222,659
Occidental Petroleum Corp.	1,299	98,191
Tesoro Corp.	1,250	143,963
Valero Energy Corp.	1,179	84,723
		772,865
TOTAL ENERGY		1,059,396
FINANCIALS - 4.7%
Banks - 0.7%
JPMorgan Chase & Co.	6,872	458,225
Capital Markets - 0.8%
Charles Schwab Corp.	7,140	240,689
Goldman Sachs Group, Inc.	937	178,049
Greenhill & Co., Inc.	410	10,869
SEI Investments Co.	2,268	123,357
		552,964
Consumer Finance - 0.9%
American Express Co.	517	37,038
Capital One Financial Corp.	4,200	329,742
Discover Financial Services	2,485	141,049
LendingClub Corp.	8,191	98,456
		606,285
Diversified Financial Services - 0.8%
CME Group, Inc.	2,200	214,830
FactSet Research Systems, Inc.	432	73,237
McGraw Hill Financial, Inc.	1,441	139,013
MSCI, Inc. Class A	1,577	110,579
		537,659
Insurance - 0.8%
Everest Re Group Ltd.	639	117,857
FNF Group	2,617	93,819
MetLife, Inc.	1,425	72,803
Prudential Financial, Inc.	1,791	155,011
XL Group PLC Class A	2,295	87,623
		527,113
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Investment Trusts - 0.6%
American Tower Corp.	2,833	$ 281,544
Extra Space Storage, Inc.	1,407	117,836
		399,380
Real Estate Management & Development - 0.1%
Realogy Holdings Corp. (a)	1,561	64,485
TOTAL FINANCIALS		3,146,111
HEALTH CARE - 16.6%
Biotechnology - 6.1%
AbbVie, Inc.	2,090	121,534
Alexion Pharmaceuticals, Inc. (a)	1,668	297,638
Alnylam Pharmaceuticals, Inc. (a)	264	27,472
Amgen, Inc.	3,071	494,738
Biogen, Inc. (a)	1,055	302,637
BioMarin Pharmaceutical, Inc. (a)	1,742	166,135
Celgene Corp. (a)	7,858	860,058
Gilead Sciences, Inc.	15,279	1,618,963
Intrexon Corp. (a)	593	21,532
Seattle Genetics, Inc. (a)	333	13,979
Vertex Pharmaceuticals, Inc. (a)	1,220	157,819
		4,082,505
Health Care Equipment & Supplies - 1.6%
DexCom, Inc. (a)	570	48,461
Edwards Lifesciences Corp. (a)	1,457	237,491
Hologic, Inc. (a)	3,524	142,193
Intuitive Surgical, Inc. (a)	370	192,407
Medtronic PLC	3,123	235,287
St. Jude Medical, Inc.	953	60,134
Varian Medical Systems, Inc. (a)	988	79,811
Zimmer Biomet Holdings, Inc.	284	28,687
		1,024,471
Health Care Providers & Services - 3.4%
Aetna, Inc.	1,507	154,844
Cardinal Health, Inc.	1,431	124,282
Centene Corp. (a)	1,779	102,737
Cigna Corp.	1,125	151,853
Community Health Systems, Inc. (a)	2,654	76,807
Express Scripts Holding Co. (a)	1,427	121,980
HCA Holdings, Inc. (a)	4,616	314,165
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Providers & Services - continued
Laboratory Corp. of America Holdings (a)	1,240	$ 150,710
McKesson Corp.	2,063	390,629
Molina Healthcare, Inc. (a)	1,448	87,256
UnitedHealth Group, Inc.	4,960	559,042
		2,234,305
Health Care Technology - 0.3%
athenahealth, Inc. (a)	1,193	200,126
Cerner Corp. (a)	284	16,926
		217,052
Life Sciences Tools & Services - 1.4%
Agilent Technologies, Inc.	3,030	126,715
Illumina, Inc. (a)	1,239	227,852
Thermo Fisher Scientific, Inc.	4,216	583,494
		938,061
Pharmaceuticals - 3.8%
Allergan PLC (a)	1,960	615,224
Bristol-Myers Squibb Co.	8,162	546,936
Eli Lilly & Co.	2,581	211,745
Endo Health Solutions, Inc. (a)	735	45,188
Merck & Co., Inc.	7,655	405,792
Novartis AG sponsored ADR	1,033	88,053
Novo Nordisk A/S Series B sponsored ADR	2,142	117,746
Pfizer, Inc.	3,389	111,058
Shire PLC sponsored ADR	1,080	225,029
Zoetis, Inc. Class A	3,149	147,058
		2,513,829
TOTAL HEALTH CARE		11,010,223
INDUSTRIALS - 7.1%
Aerospace & Defense - 2.9%
General Dynamics Corp.	1,643	240,634
Honeywell International, Inc.	2,186	227,235
Lockheed Martin Corp.	750	164,370
Northrop Grumman Corp.	1,994	371,602
Textron, Inc.	3,018	128,778
The Boeing Co.	2,151	312,863
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Aerospace & Defense - continued
TransDigm Group, Inc. (a)	231	$ 54,200
United Technologies Corp.	4,590	440,870
		1,940,552
Air Freight & Logistics - 1.1%
Expeditors International of Washington, Inc.	2,187	106,157
FedEx Corp.	1,643	260,481
United Parcel Service, Inc. Class B	3,387	348,895
XPO Logistics, Inc. (a)	810	24,705
		740,238
Airlines - 1.0%
Copa Holdings SA Class A	1,627	84,035
Delta Air Lines, Inc.	7,298	339,065
JetBlue Airways Corp. (a)	3,700	91,538
United Continental Holdings, Inc. (a)	2,473	137,820
		652,458
Building Products - 0.4%
Owens Corning	6,092	285,349
Electrical Equipment - 0.0%
SolarCity Corp. (a)	467	13,431
Industrial Conglomerates - 0.4%
Danaher Corp.	1,171	112,873
Roper Industries, Inc.	878	169,884
		282,757
Machinery - 0.1%
Caterpillar, Inc.	967	70,253
Professional Services - 0.3%
IHS, Inc. Class A (a)	390	48,091
Verisk Analytics, Inc. (a)	1,587	118,946
		167,037
Road & Rail - 0.9%
Canadian Pacific Railway Ltd.	1,863	274,669
Union Pacific Corp.	3,863	324,299
		598,968
TOTAL INDUSTRIALS		4,751,043
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - 30.1%
Communications Equipment - 1.4%
Cisco Systems, Inc.	9,444	$ 257,349
Harris Corp.	1,490	123,864
Juniper Networks, Inc.	6,290	189,518
Palo Alto Networks, Inc. (a)	264	49,458
QUALCOMM, Inc.	7,141	348,409
		968,598
Electronic Equipment & Components - 0.1%
Keysight Technologies, Inc. (a)	2,155	66,396
Internet Software & Services - 8.4%
Alibaba Group Holding Ltd. sponsored ADR (a)	1,709	143,693
Alphabet, Inc.:
Class A (a)	2,047	1,561,554
Class C	1,920	1,425,792
Autohome, Inc. ADR Class A (a)	1,474	44,662
Dropbox, Inc. (a)(e)	1,441	19,454
eBay, Inc. (a)	4,110	121,615
Facebook, Inc. Class A (a)	13,440	1,400,986
LinkedIn Corp. Class A (a)	1,844	448,295
MercadoLibre, Inc.	458	56,444
Pandora Media, Inc. (a)	2,382	32,872
SurveyMonkey (e)	1,159	19,054
Twitter, Inc. (a)	6,454	163,932
Yelp, Inc. (a)	805	24,255
Zillow Group, Inc. (a)	1,596	41,544
Zillow Group, Inc. Class C (a)	3,193	78,707
		5,582,859
IT Services - 7.3%
Accenture PLC Class A	1,671	179,165
Alliance Data Systems Corp. (a)	1,881	539,565
Amdocs Ltd.	1,849	104,598
Automatic Data Processing, Inc.	362	31,226
Cognizant Technology Solutions Corp. Class A (a)	8,588	554,613
Fidelity National Information Services, Inc.	4,972	316,567
Fiserv, Inc. (a)	2,049	197,196
FleetCor Technologies, Inc. (a)	2,508	385,505
Gartner, Inc. Class A (a)	487	45,437
Global Payments, Inc.	1,960	138,866
IBM Corp.	531	74,032
MasterCard, Inc. Class A	7,200	705,024
PayPal Holdings, Inc. (a)	3,810	134,341
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
IT Services - continued
Vantiv, Inc. (a)	3,926	$ 206,939
Visa, Inc. Class A	15,468	1,222,127
		4,835,201
Semiconductors & Semiconductor Equipment - 2.1%
Analog Devices, Inc.	4,146	255,518
Applied Materials, Inc.	3,407	63,949
ARM Holdings PLC sponsored ADR	1,551	78,636
Avago Technologies Ltd.	1,158	151,061
Broadcom Corp. Class A	1,338	73,095
Lam Research Corp.	4,498	351,744
NXP Semiconductors NV (a)	3,007	281,034
Skyworks Solutions, Inc.	1,602	132,998
		1,388,035
Software - 5.9%
Activision Blizzard, Inc.	4,420	166,457
Adobe Systems, Inc. (a)	2,840	259,746
Aspen Technology, Inc. (a)	3,434	150,924
Autodesk, Inc. (a)	1,558	98,886
Electronic Arts, Inc. (a)	6,120	414,875
FireEye, Inc. (a)	1,253	28,669
Intuit, Inc.	1,731	173,446
Microsoft Corp.	19,752	1,073,521
Mobileye NV (a)	487	21,233
NetSuite, Inc. (a)	440	37,576
Oracle Corp.	15,174	591,331
Salesforce.com, Inc. (a)	1,033	82,320
ServiceNow, Inc. (a)	1,661	144,524
SolarWinds, Inc. (a)	3,432	200,532
Splunk, Inc. (a)	2,469	146,906
Synopsys, Inc. (a)	2,639	132,161
Tableau Software, Inc. (a)	510	49,485
Workday, Inc. Class A (a)	1,718	143,814
		3,916,406
Technology Hardware, Storage & Peripherals - 4.9%
3D Systems Corp. (a)	682	6,220
Apple, Inc.	25,817	3,054,151
NCR Corp. (a)	5,577	151,192
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Technology Hardware, Storage & Peripherals - continued
Stratasys Ltd. (a)	234	$ 5,850
Western Digital Corp.	946	59,040
		3,276,453
TOTAL INFORMATION TECHNOLOGY		20,033,948
MATERIALS - 2.4%
Chemicals - 2.4%
Ashland, Inc.	2,467	277,908
FMC Corp.	1,320	56,720
LyondellBasell Industries NV Class A	4,231	405,414
Monsanto Co.	4,459	424,318
PPG Industries, Inc.	2,410	254,833
Sherwin-Williams Co.	541	149,354
		1,568,547
Metals & Mining - 0.0%
Freeport-McMoRan, Inc.	3,690	30,184
TOTAL MATERIALS		1,598,731
TELECOMMUNICATION SERVICES - 1.0%
Diversified Telecommunication Services - 0.8%
AT&T, Inc.	3,865	130,135
Verizon Communications, Inc.	9,840	447,228
		577,363
Wireless Telecommunication Services - 0.2%
SBA Communications Corp. Class A (a)	1,110	116,728
TOTAL TELECOMMUNICATION SERVICES		694,091
UTILITIES - 0.1%
Independent Power and Renewable Electricity Producers - 0.1%
The AES Corp.	5,447	54,416
TOTAL COMMON STOCKS (Cost $42,418,675)		60,762,314
Preferred Stocks - 0.2%
	Shares	Value
Convertible Preferred Stocks - 0.1%
CONSUMER DISCRETIONARY - 0.1%
Diversified Consumer Services - 0.1%
Airbnb, Inc. Series D (a)(e)	783	$ 72,893
INFORMATION TECHNOLOGY - 0.0%
Internet Software & Services - 0.0%
Dropbox, Inc. Series A (a)(e)	144	1,944
TOTAL CONVERTIBLE PREFERRED STOCKS		74,837
Nonconvertible Preferred Stocks - 0.1%
CONSUMER DISCRETIONARY - 0.1%
Internet & Catalog Retail - 0.1%
Flipkart Series D (a)(e)	365	37,949
INFORMATION TECHNOLOGY - 0.0%
IT Services - 0.0%
Palantir Technologies, Inc.:
Series G (a)(e)	1,489	11,465
Series H (a)(e)	655	5,044
Series H1 (a)(e)	655	5,044
		21,553
TOTAL NONCONVERTIBLE PREFERRED STOCKS		59,502
TOTAL PREFERRED STOCKS (Cost $50,711)		134,339
Equity Funds - 4.7%

Large Growth Funds - 4.7%
Fidelity Blue Chip Growth Fund (c) (Cost $2,908,558)	44,949	3,129,813
U.S. Treasury Obligations - 0.1%
	Principal Amount
U.S. Treasury Bills, yield at date of purchase 0.01% to 0.1% 12/3/15 to 1/28/16 (d) (Cost $69,992)	$ 70,000	69,995
Money Market Funds - 3.7%
	Shares	Value
Dreyfus Treasury & Agency Cash Management Fund Institutional Shares, 0.01% (b) (Cost $2,448,782)	2,448,782	$ 2,448,782
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $47,896,718)		66,545,243
NET OTHER ASSETS (LIABILITIES) - 0.0%		(14,887)
NET ASSETS - 100%		$ 66,530,356
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
17 ICE Russell 1000 Growth Index Contracts (United States)	Dec. 2015	$ 1,728,730	$ 86,383

The face value of futures purchased as a percentage of net assets is 2.6%
For the period the average monthly notional amount for futures in the aggregate was $1,352,407.
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end.
(c) Affiliated Fund
(d) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $69,995.

(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $172,847 or 0.3% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
Airbnb, Inc. Series D	4/16/14	$ 31,878
Dropbox, Inc.	5/1/12	$ 13,044
Dropbox, Inc. Series A	5/25/12	$ 1,303
Flipkart Series D	10/4/13	$ 8,376
Palantir Technologies, Inc. Series G	7/19/12	$ 4,556
Palantir Technologies, Inc. Series H	10/25/13	$ 2,299
Palantir Technologies, Inc. Series H1	10/25/13	$ 2,299
SurveyMonkey	11/25/14	$ 19,066
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Blue Chip Growth Fund	$ 3,290,742	$ -	$ -	$ 1,168	$ 3,129,813
Total	$ 3,290,742	$ -	$ -	$ 1,168	$ 3,129,813
Other Information

The following is a summary of the inputs used, as of November 30, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 12,900,397	$ 12,789,555	$ -	$ 110,842
Consumer Staples	5,624,800	5,624,800	-	-
Energy	1,059,396	1,059,396	-	-
Financials	3,146,111	3,146,111	-	-
Health Care	11,010,223	11,010,223	-	-
Industrials	4,751,043	4,751,043	-	-
Information Technology	20,057,445	19,995,440	-	62,005
Materials	1,598,731	1,598,731	-	-
Telecommunication Services	694,091	694,091	-	-
Utilities	54,416	54,416	-	-
Equity Funds	3,129,813	3,129,813	-	-
U.S. Treasury Obligations	69,995	-	69,995	-
Money Market Funds	2,448,782	2,448,782	-	-
Total Investments in Securities:	$ 66,545,243	$ 66,302,401	$ 69,995	$ 172,847
Derivative Instruments:
Assets
Futures Contracts	$ 86,383	$ 86,383	$ -	$ -
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of November 30, 2015. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts (a)	$ 86,383	$ -
Total Value of Derivatives	$ 86,383	$ -

(a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. Only the period end receivable or payable for daily variation margin and net unrealized appreciation (depreciation) are presented in the Statement of Assets and Liabilities.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	November 30, 2015 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $44,988,160)	$ 63,415,430
Affiliated issuers (cost $2,908,558)	3,129,813
Total Investments (cost $47,896,718)		$ 66,545,243
Foreign currency held at value (cost $20,624)		17,051
Receivable for investments sold		4,154
Receivable for fund shares sold		6,808
Dividends receivable		69,540
Interest receivable		19
Prepaid expenses		125
Other receivables		488
Total assets		66,643,428

Liabilities
Payable for investments purchased	$ 5,433
Payable for fund shares redeemed	31,482
Accrued management fee	27,797
Distribution and service plan fees payable	26
Payable for daily variation margin for derivative instruments	9,690
Other affiliated payables	6,760
Audit fees payable	21,512
Custody fees payable	9,885
Other payables and accrued expenses	487
Total liabilities		113,072

Net Assets		$ 66,530,356
Net Assets consist of:
Paid in capital		$ 46,458,705
Undistributed net investment income		113,396
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		1,227,014
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		18,731,241
Net Assets		$ 66,530,356

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

November 30, 2015 (Unaudited)

Growth Multi-Manager: Net Asset Value, offering price and redemption price per share ($63,800,835 ÷ 4,674,073 shares)	$ 13.65

Class F: Net Asset Value, offering price and redemption price per share ($2,481,319 ÷ 181,753 shares)	$ 13.65

Class L: Net Asset Value, offering price and redemption price per share ($124,419 ÷ 9,120 shares)	$ 13.64

Class N: Net Asset Value, offering price and redemption price per share ($123,783 ÷ 9,088 shares)	$ 13.62

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Six months ended November 30, 2015 (Unaudited)

Investment Income
Dividends:
Unaffiliated issuers		$ 385,457
Affiliated issuers		1,168
Interest		117
Total income		386,742

Expenses
Management fee	$ 163,340
Transfer agent fees	29,840
Distribution and service plan fees	152
Accounting fees and expenses	12,614
Custodian fees and expenses	6,799
Independent trustees' compensation	344
Registration fees	36,994
Audit	25,488
Legal	309
Miscellaneous	164
Total expenses before reductions	276,044
Expense reductions	(1,404)	274,640
Net investment income (loss)		112,102
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	1,191,094
Foreign currency transactions	(197)
Futures contracts	(35,322)
Realized gain distributions from underlying funds:
Affiliated issuers	154,806
Total net realized gain (loss)		1,310,381
Change in net unrealized appreciation (depreciation) on: Investment securities	(1,097,400)
Assets and liabilities in foreign currencies	(1,101)
Futures contracts	74,544
Total change in net unrealized appreciation (depreciation)		(1,023,957)
Net gain (loss)		286,424
Net increase (decrease) in net assets resulting from operations		$ 398,526

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended November 30, 2015 (Unaudited)	Year ended May 31, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 112,102	$ 238,021
Net realized gain (loss)	1,310,381	6,370,302
Change in net unrealized appreciation (depreciation)	(1,023,957)	943,010
Net increase (decrease) in net assets resulting from operations	398,526	7,551,333
Distributions to shareholders from net investment income	(118,116)	(250,833)
Distributions to shareholders from net realized gain	(2,071,291)	(9,557,988)
Total distributions	(2,189,407)	(9,808,821)
Share transactions - net increase (decrease)	3,189,715	153,529
Total increase (decrease) in net assets	1,398,834	(2,103,959)

Net Assets
Beginning of period	65,131,522	67,235,481
End of period (including undistributed net investment income of $113,396 and undistributed net investment income of $119,410, respectively)	$ 66,530,356	$ 65,131,522

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Strategic Advisers Growth Multi-Manager Fund

	Six months ended November 30, 2015	Years ended May 31,
	(Unaudited)	2015	2014	2013	2012 E
Selected Per-Share Data
Net asset value, beginning of period	$ 14.04	$ 14.73	$ 12.70	$ 10.47	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.02	.05	.08	.07	.02
Net realized and unrealized gain (loss)	.06	1.71	2.74	2.22	.46
Total from investment operations	.08	1.76	2.82	2.29	.48
Distributions from net investment income	(.03)	(.06)	(.07)	(.06)	(.01)
Distributions from net realized gain	(.44)	(2.38)	(.73)	-	-
Total distributions	(.47)	(2.45) H	(.79) I	(.06)	(.01)
Net asset value, end of period	$ 13.65	$ 14.04	$ 14.73	$ 12.70	$ 10.47
Total ReturnB, C	.57%	13.15%	22.94%	21.97%	4.83%
Ratios to Average Net AssetsF
Expenses before reductions	.85% A	.84%	.83%	.87%	.91% A
Expenses net of fee waivers, if any	.85% A	.84%	.80%	.87%	.91% A
Expenses net of all reductions	.85% A	.84%	.80%	.87%	.91% A
Net investment income (loss)	.34% A	.39%	.55%	.60%	.32% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 63,801	$ 62,615	$ 65,731	$ 64,621	$ 52,717
Portfolio turnover rateG	30% A	46%	51%	65%	50% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E For the period November 16, 2011 (commencement of operations) to May 31, 2012.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expense of the Underlying Funds are not included in the class' annualized ratios. The class indirectly bears its proportionate share of the expenses of the Underlying Funds.

G Amount does not include the portfolio activity of any Underlying Funds.

H Total distributions of $2.45 per share is comprised of distributions from net investment income of $.062 and distributions from net realized gain of $2.384 per share.

I Total distributions of $.79 per share is comprised of distributions from net investment income of $.065 and distributions from net realized gain of $.729 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Strategic Advisers Growth Multi-Manager Fund Class F

	Six months ended November 30, 2015	Years ended May 31,
	(Unaudited)	2015	2014	2013 E
Selected Per-Share Data
Net asset value, beginning of period	$ 14.04	$ 14.73	$ 12.70	$ 11.31
Income from Investment Operations
Net investment income (loss) D	.03	.07	.09	.03
Net realized and unrealized gain (loss)	.05	1.70	2.75	1.41
Total from investment operations	.08	1.77	2.84	1.44
Distributions from net investment income	(.03)	(.08)	(.08)	(.05)
Distributions from net realized gain	(.44)	(2.38)	(.73)	-
Total distributions	(.47)	(2.46)	(.81)	(.05)
Net asset value, end of period	$ 13.65	$ 14.04	$ 14.73	$ 12.70
Total ReturnB, C	.62%	13.27%	23.05%	12.82%
Ratios to Average Net AssetsF
Expenses before reductions	.76% A	.74%	.74%	.72% A
Expenses net of fee waivers, if any	.76% A	.74%	.69%	.72% A
Expenses net of all reductions	.76% A	.74%	.69%	.72% A
Net investment income (loss)	.43% A	.48%	.66%	.64% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,481	$ 2,269	$ 1,286	$ 256
Portfolio turnover rateG	30% A	46%	51%	65%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E For the period December 18, 2012 (commencement of sale of shares) to May 31, 2013.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expense of the Underlying Funds are not included in the class' annualized ratios. The class indirectly bears its proportionate share of the expenses of the Underlying Funds.

G Amount does not include the portfolio activity of any Underlying Funds.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Strategic Advisers Growth Multi-Manager Fund Class L

	Six months ended November 30, 2015	Years ended May 31,
	(Unaudited)	2015	2014 E
Selected Per-Share Data
Net asset value, beginning of period	$ 14.03	$ 14.72	$ 13.96
Income from Investment Operations
Net investment income (loss) D	.02	.05	.05
Net realized and unrealized gain (loss)	.06	1.71	1.22
Total from investment operations	.08	1.76	1.27
Distributions from net investment income	(.03)	(.07)	(.05)
Distributions from net realized gain	(.44)	(2.38)	(.46)
Total distributions	(.47)	(2.45)	(.51)
Net asset value, end of period	$ 13.64	$ 14.03	$ 14.72
Total ReturnB, C	.59%	13.18%	9.28%
Ratios to Average Net AssetsF
Expenses before reductions	.85% A	.84%	.85% A
Expenses net of fee waivers, if any	.85% A	.84%	.85% A
Expenses net of all reductions	.85% A	.84%	.85% A
Net investment income (loss)	.34% A	.39%	.58% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 124	$ 124	$ 109
Portfolio turnover rateG	30% A	46%	51%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E For the period November 12, 2013 (commencement of sale of shares) to May 31, 2014.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expense of the Underlying Funds are not included in the class' annualized ratios. The class indirectly bears its proportionate share of the expenses of the Underlying Funds.

G Amount does not include the portfolio activity of any Underlying Funds.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Strategic Advisers Growth Multi-Manager Fund Class N

	Six months ended November 30, 2015	Years ended May 31,
	(Unaudited)	2015	2014 E
Selected Per-Share Data
Net asset value, beginning of period	$ 14.01	$ 14.71	$ 13.96
Income from Investment Operations
Net investment income (loss) D	.01	.02	.03
Net realized and unrealized gain (loss)	.06	1.70	1.23
Total from investment operations	.07	1.72	1.26
Distributions from net investment income	(.01)	(.03)	(.05)
Distributions from net realized gain	(.44)	(2.38)	(.46)
Total distributions	(.46) H	(2.42) I	(.51)
Net asset value, end of period	$ 13.62	$ 14.01	$ 14.71
Total ReturnB, C	.49%	12.83%	9.17%
Ratios to Average Net AssetsF
Expenses before reductions	1.10% A	1.09%	1.10% A
Expenses net of fee waivers, if any	1.10% A	1.09%	1.10% A
Expenses net of all reductions	1.10% A	1.09%	1.10% A
Net investment income (loss)	.09% A	.14%	.32% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 124	$ 123	$ 109
Portfolio turnover rateG	30% A	46%	51%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E For the period November 12, 2013 (commencement of sale of shares) to May 31, 2014.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expense of the Underlying Funds are not included in the class' annualized ratios. The class indirectly bears its proportionate share of the expenses of the Underlying Funds.

G Amount does not include the portfolio activity of any Underlying Funds.

H Total distributions of $.46 per share is comprised of distributions from net investment income of $.013 and distributions from net realized gain of $.442 per share.

I Total distributions of $2.42 per share is comprised of distributions from net investment income of $.031 and distributions from net realized gain of $2.384 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended November 30, 2015 (Unaudited)

1. Organization.

Strategic Advisers Growth Multi-Manager Fund (the Fund) is a fund of Fidelity Rutland Square Trust II (the Trust), and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. The Fund is available only to certain employer-sponsored retirement plans and certain Fidelity brokerage or mutual fund accounts. The Fund offers Growth Multi-Manager, Class F, Class L and Class N shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Strategic Advisers, Inc. (Strategic Advisers) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

Semiannual Report

2. Significant Accounting Policies - continued

Investment Valuation - continued

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. If an

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

2. Significant Accounting Policies - continued

Investment Valuation - continued

unaffiliated open-end mutual fund's NAV is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and is categorized as Level 2 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of November 30, 2015 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Underlying Funds and distributions from ETFs, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Semiannual Report

2. Significant Accounting Policies - continued

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Strategic Advisers funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Book-tax differences are primarily due to futures contracts, foreign currency transactions, deferred trustees compensation and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 20,257,485
Gross unrealized depreciation	(1,669,021)
Net unrealized appreciation (depreciation) on securities	$ 18,588,464
Tax cost	$ 47,956,779

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

3. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk

Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Semiannual Report

3. Derivative Instruments - continued

Risk Exposures and the Use of Derivative Instruments - continued

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

During the period the Fund recognized net realized gain (loss) of $(35,322) and a change in net unrealized appreciation (depreciation) of $74,544 related to its investment in futures contracts. These amounts are included in the Statement of Operations.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Purchases and Sales of Investments.

Purchases and sales of securities (including the Underlying Fund shares), other than short-term securities, aggregated $10,068,989 and $9,373,939, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Strategic Advisers (the investment adviser) provides the Fund with investment management related services. For these services, the Fund pays a monthly management fee to the investment adviser. The management fee is calculated by adding the annual management fee rate of .30% of the Fund's average net assets throughout the month payable to the investment adviser to the aggregate of the fee rates, payable monthly, to the Fund's sub-advisers. The Fund's maximum aggregate management fee will not exceed 1.00% of the Fund's average net assets. For the reporting period, the total annualized management fee rate was .50% of the Fund's average net assets.

Sub-Advisers. ClariVest Asset Management LLC, Loomis Sayles & Company, L.P., Massachusetts Financial Services Company (MFS), Morgan Stanley Investment Management, Inc., FIAM LLC (formerly Pyramis Global Advisors, LLC), an affiliate of the investment adviser, and Waddell & Reed Investment Management Co. each served as a sub-adviser for the Fund during the period. Sub-advisers provide discretionary investment advisory services for their allocated portion of the Fund's assets and are paid by the investment adviser and not the Fund for providing these services.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Class N pays Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, a Service Fee based on an annual percentage of Class N's average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Service Fee rate, total service fees and amounts retained by FDC were as follows:

	Service Fee	Total Fees	Retained by FDC
Class N	.25%	$ 152	$ 152

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund, except for Class F. Each class, except for Class F, does not directly pay transfer agent fees with respect to the portion of its assets invested in Underlying Funds , excluding exchange-traded funds. FIIOC receives

Semiannual Report

5. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

no fees for providing transfer agency services to Class F. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each applicable class were as follows:

	Amount	% of Class-Level Average Net AssetsA
Growth Multi-Manager	$ 29,726.10
Class L	57.09
Class N	57.09
	$ 29,840

A Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The fee is based on the level of average net assets for each month.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $4 for the period.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $40 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's expenses by $22.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

7. Expense Reductions - continued

In addition, during the period the investment adviser reimbursed and/or waived a portion of class-level operating expenses as follows:

Reimbursement
Growth Multi-Manager	$ 1,378
Class L	2
Class N	2
$ 1,382

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended November 30, 2015	Year ended May 31, 2015
From net investment income
Growth Multi-Manager	$ 112,340	$ 241,432
Class F	5,424	8,656
Class L	238	510
Class N	114	235
Total	$ 118,116	$ 250,833
From net realized gain
Growth Multi-Manager	$ 1,986,171	$ 9,260,375
Class F	77,338	260,707
Class L	3,896	18,460
Class N	3,886	18,446
Total	$ 2,071,291	$ 9,557,988

9. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between funds:

	Shares		Dollars
	Six months ended November 30, 2015	Year ended May 31, 2015	Six months ended November 30, 2015	Year ended May 31, 2015
Growth Multi-Manager
Shares sold	89,967	103,048	$ 1,237,974	$ 1,428,473
Reinvestment of distributions	154,872	696,781	2,098,511	9,501,807
Shares redeemed	(31,324)	(802,621)	(424,440)	(11,839,923)
Net increase (decrease)	213,515	(2,792)	$ 2,912,045	$ (909,643)

Semiannual Report

9. Share Transactions - continued

	Shares		Dollars
	Six months ended November 30, 2015	Year ended May 31, 2015	Six months ended November 30, 2015	Year ended May 31, 2015
Class F
Shares sold	40,626	70,412	$ 551,125	$ 976,138
Reinvestment of distributions	6,112	19,794	82,762	269,363
Shares redeemed	(26,615)	(15,876)	(364,351)	(219,980)
Net increase (decrease)	20,123	74,330	$ 269,536	$ 1,025,521
Class L
Reinvestment of distributions	305	1,391	4,134	18,970
Net increase (decrease)	305	1,391	$ 4,134	$ 18,970
Class N
Reinvestment of distributions	296	1,371	4,000	18,681
Net increase (decrease)	296	1,371	$ 4,000	$ 18,681

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were the owners of record of 94% of the total outstanding shares of the Fund.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Strategic Advisers Growth Multi-Manager Fund

Each year the Board of Trustees, including the Independent Trustees (together, the Board), votes at an in-person meeting on the renewal of the management contract with Strategic Advisers, Inc. (Strategic Advisers) and the sub-advisory agreements with ClariVest Asset Management LLC (ClariVest), Massachusetts Financial Services Company (MFS), Morgan Stanley Investment Management Inc. (MSIM), Pyramis Global Advisors, LLC (Pyramis), and Waddell & Reed Investment Management Company (WRIMCO) (collectively, the Sub-Advisory Agreements and, together with the management contract, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets at least four times per year and, at each of its meetings, considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The full Board or the Independent Trustees, as appropriate, act on all major matters; however, a portion of the activities of the Board (including certain of those described herein) may be conducted through standing committees that have been established by the Board.

At its September 2015 meeting, the Board, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including, (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expenses relative to peer funds; (iii) the total costs of the services to be provided by and the profits, if any, to be realized by Strategic Advisers from its relationship with the fund; (iv) the extent to which (if any) economies of scale exist and would be realized as the fund grows; and (v) whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts is in the best interests of the fund and its shareholders. In addition, with respect to the Sub-Advisory Agreements, the Board also concluded that the renewal of such agreements does not involve a conflict of interest from which Strategic Advisers or its affiliates derive an inappropriate advantage. Also, the Board found that the advisory fees to be charged under the Advisory Contracts bear a reasonable relationship to the services rendered and are based on services provided that are in addition to, rather than duplicative of, services provided under the advisory contract of any underlying fund in which the fund may invest. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board throughout the year.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Nature, Extent, and Quality of Services Provided. The Board considered the staffing within the investment adviser, Strategic Advisers, and each sub-adviser, ClariVest, MFS, MSIM, Pyramis, and WRIMCO (collectively, the Investment Advisers), including the backgrounds of the fund's investment personnel and the fund's investment objective, strategies and related investment philosophy. The Independent Trustees also had discussions with senior management of Strategic Advisers' investment operations and investment groups. The Board considered the structure of each Investment Adviser's portfolio manager compensation program and whether such structures provide appropriate incentives to act in the best interests of the fund.

The Trustees also discussed with representatives of Strategic Advisers, at meetings throughout the year, Strategic Advisers' role in (i) identifying and recommending to the Trustees one or more sub-advisers for the fund; (ii) overseeing compliance with federal securities laws by each sub-adviser with respect to fund assets; (iii) monitoring and overseeing the performance and investment capabilities of each sub-adviser; and (iv) recommending the replacement of a sub-adviser as appropriate. The Trustees considered that the Board had received from Strategic Advisers substantial information and periodic reports about the sub-adviser oversight and due diligence processes, as well as periodic reports regarding the performance of each sub-adviser.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to managing and compensating investment personnel. The Board noted that the Investment Advisers' analysts have extensive resources, tools, and capabilities that allow them to conduct sophisticated quantitative and/or fundamental analysis. Additionally, in its deliberations, the Board considered the Investment Advisers' trading capabilities and resources and global compliance infrastructure, which are integral parts of the investment management process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for the fund; (ii) the nature and extent of Strategic Advisers' supervision of third party service providers, including the sub-advisers, custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. The Board took into account discussions with Strategic Advisers about fund investment performance that occur at Board meetings throughout the year. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for the fund, for different time periods, measured against a securities market index ("benchmark index") and a peer group of mutual funds with similar objectives ("peer group").

Semiannual Report

In connection with the renewal of the Advisory Contracts, the Board reviewed the fund's absolute investment performance, as well as the fund's relative investment performance measured over multiple periods against a benchmark index and peer group. Because the fund had been in existence less than five years, the following charts considered by the Board show, over the one- and three-year periods ended December 31, 2014, the cumulative total returns of the fund and the cumulative total returns of an appropriate benchmark index and peer group. The box within each chart shows the 25th percentile return (75% beaten, top of box) and the 75th percentile return (25% beaten, bottom of box) of the peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten numbers noted below each chart corresponds to the percentile box and represents the percentage of funds in the peer group whose performance was equal to or lower than that of the fund.

Strategic Advisers Growth Multi-Manager Fund

The Board reviewed the fund's relative investment performance against its peer group and noted that the performance of the retail class was in the second quartile for the one-year period and the third quartile for the three-year period ended December 31, 2014. The Board also noted that the retail class had out-performed 56% of its peers for the one-year period and under-performed 54% of its peers for the three-year period ended December 31, 2014. The Board also noted that the investment performance of the fund was lower than its benchmark for the periods shown.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should benefit the fund's shareholders.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered the amount and nature of fees paid to the Investment Advisers. The Board also considered information comparing the management fees and total expenses of the fund to those of other registered investment companies with investment objectives similar to those of the fund. The Board noted that the fund's maximum aggregate annual management fee rate may not exceed 1.00% of the fund's average daily net assets. The Board also considered Strategic Advisers' contractual commitment to reimburse the retail class, Class L, and Class N through July 31, 2016 to the extent that the total operating expenses of the class (excluding interest, certain taxes, certain securities lending costs, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses, if any), as a percentage of net assets, exceed 0.97%, 0.97%, and 1.22%, respectively. In addition, the Board also noted that Strategic Advisers has voluntarily agreed to reimburse Class F of the fund to the extent that total operating expenses of the class (excluding interest, certain taxes, certain securities lending costs, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses, if any) exceed 0.87% of the class' average net assets and that such arrangement may be terminated by Strategic Advisers at any time.

The Board considered the fund's management fee and total expenses compared to "mapped groups" of competitive funds created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Strategic Advisers uses "mapped groups," which are created by Fidelity by combining similar Lipper investment objective categories that it believes have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which Strategic Advisers' funds are compared.

Management Fee. The Board considered two proprietary management fee comparisons. The group of Lipper funds used by the Board for management fee comparisons is referred to as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures are also comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG % and the number of funds in the Total Mapped Group are in the chart below. The Board also compared the fund's management fee to an "Asset-Size Peer Group" (ASPG), which is a sub-set of the competitive funds in the Total Mapped Group. The ASPG comparison focuses on a fund's standing relative to non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked, is also included in the chart and considered by the Board.

Semiannual Report

Strategic Advisers Growth Multi-Manager Fund

The Board noted that the fund's management fee was ranked below the median of its Total Mapped Group and below the median of its ASPG for the 12-month period ended February 28, 2015.

Based on its review, the Board concluded that the fund's management fee bears a reasonable relationship to the services rendered.

Total Expenses. In its review of the total expenses of each class of the fund, the Board considered the fund's management fee as well as other fund or class expenses, as applicable, such as expenses from holding Fidelity and non-Fidelity mutual funds and ETFs, transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. The Board further noted that the fund's total expenses were compared to classes of competitive funds having similar load types. This comparison, which is a proxy for comparing funds by distribution channel, showed the fund's position relative to competitive funds with the same load type.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board noted that the total expenses of each of the retail class, Class L, and Class F were below, and the total expenses of Class N were above, the median of the fund's Total Mapped Group for the 12-month period ended February 28, 2015. The Board considered that, in general, various factors can affect total expenses. The total expenses for Class N ranked above the competitive median of its institutional peer group primarily because of its 0.25% 12b-1 fee.

Fees Charged to Other Clients. The Board also considered fee structures paid by the Investment Advisers' other clients, such as other funds advised or subadvised by the Investment Advisers, pension plan clients, and other institutional clients with similar investment mandates.

Based on its review of the total expense ratios and fees charged to other clients of Strategic Advisers or its affiliates, the Board concluded that the total expenses of the fund were reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered information regarding the revenues earned and expenses incurred by Strategic Advisers and its affiliates in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders.

On an annual basis, Strategic Advisers presents to the Board information about the profitability of its relationship with the fund. Strategic Advisers calculates profitability information for the fund using a series of detailed revenue and cost allocation methodologies. The Board reviews any significant changes from the prior year's methodologies. Strategic Advisers noted that, to the extent possible, it employs the same corporate reporting of revenues and expenses as those used by other Fidelity funds.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of fund profitability and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

Semiannual Report

The Board also reviewed Strategic Advisers' and its affiliates' non-fund businesses and fall-out benefits related to the mutual fund business, as well as cases where Strategic Advisers' affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized, if any, by Strategic Advisers and its affiliates in connection with the operation of the fund and was satisfied that the profitability was not excessive.

Possible Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Strategic Advisers funds, whether the Strategic Advisers funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board considered that the fund's sub-advisory contracts provide for breakpoints as the fund's assets grow and noted that any potential decline in sub-advisory fees would accrue directly to the fund. The Board took into consideration Strategic Advisers' contractual expense reimbursement commitment.

Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee structures bear a reasonable relationship to the services rendered and that the fund's Advisory Contracts should be renewed because each agreement is in the best interests of the fund and its shareholders. The Board also concluded that the advisory fees charged thereunder are based on services provided that are in addition to, rather than duplicative of, services provided under the advisory contract of any underlying fund in which the fund may invest. In addition, with respect to each Sub-Advisory Agreement, the Board concluded that the renewal of the agreement does not involve a conflict of interest from which Strategic Advisers or its affiliates derive an inappropriate advantage.

Strategic Advisers Growth Multi-Manager Fund

On June 4, 2015, the Board of Trustees, including the Independent Trustees (together, the Board), voted at an in-person meeting to approve an amendment to the fee schedule in the existing sub-advisory agreement (the Current Sub-Advisory Agreement) with Waddell & Reed Investment Management Company (Waddell & Reed) for the fund (the Amended Sub-Advisory Agreement), which has the potential to lower the amount of fees paid by Strategic Advisers, Inc. (Strategic Advisers) to Waddell & Reed on behalf of the fund. The terms of the Amended Sub-Advisory Agreement are identical to those of the Current Sub-Advisory Agreement, except with respect to the date of execution and the fee schedule.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, considered a broad range of information it believed relevant to the approval of the Amended Sub-Advisory Agreement.

In considering whether to approve the Amended Sub-Advisory Agreement, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the approval of the Amended Sub-Advisory Agreement is in the best interests of the fund and its shareholders and that the approval of such agreement does not involve a conflict of interest from which Strategic Advisers or its affiliates derive an inappropriate advantage. Also, the Board found that the advisory fees to be charged under the Amended Sub-Advisory Agreement bear a reasonable relationship to the services to be rendered and will be based upon services provided that will be in addition to, rather than duplicative of services provided under the advisory contract of any underlying fund in which the fund may invest. The Board's decision to approve the Amended Sub-Advisory Agreement was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board.

Nature, Extent, and Quality of Services Provided. The Board considered that it reviewed information regarding the staffing within Waddell & Reed, including the backgrounds and compensation of its investment personnel, and also took into consideration the fund's investment objective, strategies and related investment philosophy in connection with the annual renewal of the Current Sub-Advisory Agreement at its September 2014 Board meeting, as well as the information provided by Waddell & Reed in connection with the upcoming renewal of the Current Sub-Advisory Agreement at its September 2015 Board meeting.

The Board considered that the Amended Sub-Advisory Agreement will not result in any changes to the nature and quality of the services provided to the fund. The Board also considered that the Amended Sub-Advisory Agreement would not result in any changes to (i) the investment process or strategies employed in the management of the fund's assets or (ii) the day-to-day management of the fund or the persons primarily responsible for such management.

Investment Performance. The Board considered that it reviewed historical investment performance of Waddell & Reed in managing fund assets in connection with the Board's renewal of the Current Sub-Advisory Agreement as well as the information provided by Waddell & Reed regarding its performance in connection with the upcoming renewal of the Current Sub-Advisory Agreement at its September 2015 Board meeting. The Board did not consider performance to be a material factor in its decision to approve the Amended Sub-Advisory Agreement because the Amended Sub-Advisory Agreement would not result in any changes to the fund's investment processes or strategies or in the persons primarily responsible for the day-to-day management of the fund.

Semiannual Report

Based on its review, the Board concluded that the nature, extent, and quality of services that will be provided to the fund under the Amended Sub-Advisory Agreement will continue to benefit the fund's shareholders.

Competitiveness of Management Fee and Total Fund Expenses.

The Board considered that the new fee schedule will lower the amount of fees paid by Strategic Advisers to Waddell & Reed on behalf of the fund. The Board also considered that the Amended Sub-Advisory Agreement would not result in any changes to the fund's maximum aggregate annual management fee rate, Strategic Advisers' portion of the fund's management fee or Strategic Advisers' expense reimbursement arrangements for each class of the fund. The Board also considered that if total fund expenses are below the limits of the expense reimbursement arrangements in place for each class of the fund the Amended Sub-Advisory Agreement has the potential to reduce total net fund expenses by the same amount as any resulting decrease in the fund's management fee. Based on its review, the Board concluded that the fund's management fee structure and total expenses continue to bear a reasonable relationship to the services that the fund and its shareholders will receive and the other factors considered.

Because the Amended Sub-Advisory Agreement was negotiated at arm's length and will have no impact on the maximum management fees payable by the fund, the Board did not consider the fund's investment performance or costs of services and profitability to be significant factors in its decision to approve the Amended Sub-Advisory Agreement.

Potential Fall-Out Benefits. The Board considered that it reviewed information regarding the potential of direct and indirect benefits to Strategic Advisers and its affiliates from their relationships with the fund, including non-advisory fee compensation paid to affiliates of Strategic Advisers, if any, during its annual renewal of the fund's advisory agreement with Strategic Advisers at its September 2014 Board meeting, as well as the information provided by Strategic Advisers in connection with the upcoming renewal of the fund's advisory agreement with Strategic Advisers at its September 2015 Board meeting.

Possible Economies of Scale. The Board considered that the Amended Sub-Advisory Agreement, like the Current Sub-Advisory Agreement, provides for breakpoints as the fund's assets grow and noted that the decline in sub-advisory fees pursuant to the new fee schedule will accrue directly to shareholders. The Board also considered that it reviewed whether there have been economies of scale in connection with the management of the fund during its annual renewal of the fund's advisory agreement with Strategic Advisers at its September 2014 Board meeting, as well as the information provided by Strategic Advisers in connection with the upcoming renewal of the fund's advisory agreement with Strategic Advisers at its September 2015 Board meeting.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the Amended Sub-Advisory Agreement's fee structure bears a reasonable relationship to the services to be rendered and that the Amended Sub-Advisory Agreement should be approved because the agreement is in the best interests of the fund and its shareholders. The Board also concluded that the sub-advisory fees to be charged thereunder will be based on services provided that will be in addition to, rather than duplicative of services provided under the advisory contract of any underlying fund in which the fund may invest. In addition, the Board concluded that the approval of the Amended Sub-Advisory Agreement does not involve a conflict of interest from which Strategic Advisers or its affiliates derive an inappropriate advantage.

Strategic Advisers Growth Multi-Manager Fund

On September 16, 2015, the Board of Trustees, including the Independent Trustees (together, the Board), voted at an in-person meeting to approve an amendment to the fee schedule in the existing sub-advisory agreement (the Current Sub-Advisory Agreement) with Morgan Stanley Investment Management, Inc. (MSIM) for the fund (the Amended Sub-Advisory Agreement), which has the potential to lower the amount of fees paid by Strategic Advisers, Inc. (Strategic Advisers) to MSIM, on behalf of the fund. The terms of the Amended Sub-Advisory Agreement are identical to those of the Current Sub-Advisory Agreement, except with respect to the date of execution and the fee schedule.

The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, considered a broad range of information it believed relevant to the approval of the Amended Sub-Advisory Agreement.

In considering whether to approve the Amended Sub-Advisory Agreement, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the approval of the Amended Sub-Advisory Agreement is in the best interests of the fund and its shareholders and that the approval of such agreement does not involve a conflict of interest from which Strategic Advisers or its affiliates derive an inappropriate advantage. Also, the Board found that the advisory fees to be charged under the Amended Sub-Advisory Agreement bear a reasonable relationship to the services to be rendered and will be based upon services provided that will be in addition to, rather than duplicative of services provided under the advisory contract of any underlying fund in which the fund may invest. The Board's decision to approve the Amended Sub-Advisory Agreement was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board.

Semiannual Report

Nature, Extent, and Quality of Services Provided. The Board considered that it reviewed information regarding the staffing within MSIM, including the backgrounds of its investment personnel, and also took into consideration the fund's investment objective, strategies and related investment philosophy in connection with the annual renewal of the Current Sub-Advisory Agreement at its September 2015 Board meeting.

The Board considered that the Amended Sub-Advisory Agreement will not result in any changes to the services provided to the fund. The Board also considered that the Amended Sub-Advisory Agreement would not result in any changes to (i) the investment process or strategies employed in the management of the fund's assets or (ii) the day-to-day management of the fund or the persons primarily responsible for such management.

Investment Performance. The Board also considered that it reviewed historical investment performance of MSIM in managing fund assets in connection with the Board's renewal of the Current Sub-Advisory Agreement at its September 2015 Board meeting. The Board did not consider performance to be a material factor in its decision to approve the Amended Sub-Advisory Agreement because the Amended Sub-Advisory Agreement would not result in any changes to the fund's investment processes or strategies or in the persons primarily responsible for the day-to-day management of the fund.

Based on its review, the Board concluded that the nature, extent, and quality of services that will be provided to the fund under the Amended Sub-Advisory Agreement will continue to benefit the fund's shareholders.

Competitiveness of Management Fee and Total Fund Expenses.

The Board considered that the new fee schedule will lower the amount of fees paid by Strategic Advisers to MSIM on behalf of the fund. The Board also considered that the Amended Sub-Advisory Agreement would not result in any changes to the fund's maximum aggregate annual management fee rate, Strategic Advisers' portion of the fund's management fee or Strategic Advisers' expense reimbursement arrangements for each class of the fund. The Board also considered that the Amended Sub-Advisory Agreement has the potential to reduce total net fund expenses by the same amount as any resulting decrease in the fund's management fee. Based on its review, the Board concluded that the fund's management fee structure and total expenses continue to bear a reasonable relationship to the services that the fund and its shareholders will receive and the other factors considered.

Because the Amended Sub-Advisory Agreement was negotiated at arm's length and will have no impact on the maximum management fees payable by the fund, the Board did not consider the fund's investment performance or costs of services and profitability to be significant factors in its decision to approve the Amended Sub-Advisory Agreement.

Potential Fall-Out Benefits. The Board considered that it reviewed information regarding the potential of direct and indirect benefits to Strategic Advisers and its affiliates from their relationships with the fund, including non-advisory fee compensation paid to affiliates of Strategic Advisers, if any, during its annual renewal of the fund's advisory agreement with Strategic Advisers at its September 2015 Board meeting.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Possible Economies of Scale. The Board considered that the Amended Sub-Advisory Agreement provides for breakpoints that have the potential to further reduce sub-advisory fees paid to MSIM as assets allocated to MSIM grow. The Board also considered that it reviewed whether there have been economies of scale in connection with the management of the fund during its annual renewal of the fund's advisory agreement with Strategic Advisers at its September 2015 Board meeting.

Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the Amended Sub-Advisory Agreement's fee structure bears a reasonable relationship to the services to be rendered and that the Amended Sub-Advisory Agreement should be approved because the agreement is in the best interests of the fund and its shareholders. The Board also concluded that the sub-advisory fees to be charged thereunder will be based on services provided that will be in addition to, rather than duplicative of services provided under the advisory contract of any underlying fund in which the fund may invest. In addition, the Board concluded that the approval of the Amended Sub-Advisory Agreement does not involve a conflict of interest from which Strategic Advisers or its affiliates derive an inappropriate advantage.

Semiannual Report

Investment Adviser

Strategic Advisers, Inc.
Boston, MA

Investment Sub-Advisers

ClariVest Asset Management LLC

Loomis, Sayles & Company, L.P.

Massachusetts Financial
Services Company

Morgan Stanley Investment
Management Inc.

FIAM LLC

Waddell & Reed Investment
Management Company

General Distributor

Fidelity Distributors Corporation
Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

The Bank of New York Mellon

New York, NY

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
245 Summer St., Boston, MA 02210
www.fidelity.com

MMG-F-SANN-0116
1.951498.102

Strategic Advisers®
Growth Multi-Manager Fund

Semiannual Report

November 30, 2015

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Board Approval of Investment Advisory Contracts and Management Fees	(Click Here)

To view a fund's proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-835-5095 (plan accounts) or 1-800-544-3455 (all other accounts) to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2016 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (June 1, 2015 to November 30, 2015).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition to the direct expenses incurred by the Fund presented in the table, as a shareholder of the underlying mutual funds (the Underlying Funds), the Fund also indirectly bears its proportionate share of the expenses of the Underlying Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition to the direct expenses incurred by the Fund presented in the table, as a shareholder of the Underlying Funds, the Fund also indirectly bears its proportionate share of the expenses of the Underlying Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio B	Beginning Account Value June 1, 2015	Ending Account Value November 30, 2015	Expenses Paid During PeriodC June 1, 2015 to November 30, 2015
Growth Multi-Manager	.85%
Actual		$ 1,000.00	$ 1,005.70	$ 4.26
HypotheticalA		$ 1,000.00	$ 1,020.75	$ 4.29
Class F	.76%
Actual		$ 1,000.00	$ 1,006.20	$ 3.81
HypotheticalA		$ 1,000.00	$ 1,021.20	$ 3.84
Class L	.85%
Actual		$ 1,000.00	$ 1,005.90	$ 4.26
HypotheticalA		$ 1,000.00	$ 1,020.75	$ 4.29
Class N	1.10%
Actual		$ 1,000.00	$ 1,004.90	$ 5.51
HypotheticalA		$ 1,000.00	$ 1,019.50	$ 5.55

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

C Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period). The fees and expenses of the Underlying Funds in which the Fund invests are not included in each Class' annualized expense ratio.

Semiannual Report

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Top Ten Holdings as of November 30, 2015
(excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
Fidelity Blue Chip Growth Fund	4.7	5.0
Apple, Inc.	4.6	5.7
Amazon.com, Inc.	2.5	1.2
Gilead Sciences, Inc.	2.4	2.5
Home Depot, Inc.	2.4	2.0
Alphabet, Inc. Class A	2.4	1.7
Alphabet, Inc. Class C	2.1	1.5
Facebook, Inc. Class A	2.1	1.6
Visa, Inc. Class A	1.8	1.7
Microsoft Corp.	1.6	0.9
	26.6
Top Five Market Sectors as of November 30, 2015
(stocks only)	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	30.1	30.1
Consumer Discretionary	19.4	18.1
Health Care	16.6	17.4
Consumer Staples	8.5	8.2
Industrials	7.1	7.4
Asset Allocation (% of fund's net assets)
As of November 30, 2015	As of May 31, 2015
Stocks 91.5%	Stocks 92.0%
Large Growth Funds 4.7%	Large Growth Funds 5.1%
Short-Term Investments and Net Other Assets (Liabilities) 3.8%	Short-Term Investments and Net Other Assets (Liabilities) 2.9%

Asset allocations of equity funds in the pie charts reflect the categorizations of assets as defined by Morningstar as of the reporting dates indicated above.

Semiannual Report

Investments November 30, 2015 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 91.3%
	Shares	Value
CONSUMER DISCRETIONARY - 19.2%
Auto Components - 0.5%
Lear Corp.	2,773	$ 349,121
Automobiles - 0.5%
General Motors Co.	2,744	99,333
Tesla Motors, Inc. (a)	861	198,254
		297,587
Hotels, Restaurants & Leisure - 3.2%
Brinker International, Inc.	2,867	130,793
Carnival Corp. unit	2,172	109,751
Chipotle Mexican Grill, Inc. (a)	77	44,625
Darden Restaurants, Inc.	1,825	102,510
Domino's Pizza, Inc.	858	92,209
Dunkin' Brands Group, Inc.	2,858	121,236
Hilton Worldwide Holdings, Inc.	5,980	138,856
Las Vegas Sands Corp.	1,276	56,221
Marriott International, Inc. Class A	2,480	175,857
McDonald's Corp.	3,480	397,277
Norwegian Cruise Line Holdings Ltd. (a)	1,967	112,984
Starbucks Corp.	4,440	272,572
Wyndham Worldwide Corp.	1,639	124,433
Yum! Brands, Inc.	3,264	236,673
		2,115,997
Household Durables - 0.4%
D.R. Horton, Inc.	5,800	187,398
Mohawk Industries, Inc. (a)	436	83,154
		270,552
Internet & Catalog Retail - 3.3%
Amazon.com, Inc. (a)	2,511	1,669,313
Expedia, Inc.	873	107,475
Priceline Group, Inc. (a)	273	340,936
TripAdvisor, Inc. (a)	316	26,029
Vipshop Holdings Ltd. ADR (a)	1,931	31,919
Zalando SE (a)	987	33,474
		2,209,146
Media - 3.1%
Charter Communications, Inc. Class A (a)	772	144,642
Comcast Corp. Class A	12,853	782,234
Omnicom Group, Inc.	2,095	154,862
The Walt Disney Co.	4,997	567,010
Time Warner Cable, Inc.	566	104,580
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Media - continued
Twenty-First Century Fox, Inc. Class A	4,700	$ 138,697
Viacom, Inc. Class B (non-vtg.)	3,870	192,687
		2,084,712
Multiline Retail - 0.0%
Target Corp.	179	12,978
Specialty Retail - 6.7%
American Eagle Outfitters, Inc.	8,379	130,461
AutoNation, Inc. (a)	1,654	105,724
AutoZone, Inc. (a)	924	724,203
Best Buy Co., Inc.	4,084	129,790
Dick's Sporting Goods, Inc.	1,074	41,918
Foot Locker, Inc.	2,002	130,130
GameStop Corp. Class A	2,212	77,486
Home Depot, Inc.	11,944	1,599,063
L Brands, Inc.	1,709	163,056
Lowe's Companies, Inc.	4,208	322,333
O'Reilly Automotive, Inc. (a)	860	226,928
Ross Stores, Inc.	1,426	74,166
TJX Companies, Inc.	4,670	329,702
Ulta Salon, Cosmetics & Fragrance, Inc. (a)	2,263	377,921
		4,432,881
Textiles, Apparel & Luxury Goods - 1.5%
lululemon athletica, Inc. (a)	841	40,217
Michael Kors Holdings Ltd. (a)	1,596	68,660
NIKE, Inc. Class B	5,436	719,074
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	1,975	59,645
Under Armour, Inc. Class A (sub. vtg.) (a)	1,496	128,985
		1,016,581
TOTAL CONSUMER DISCRETIONARY		12,789,555
CONSUMER STAPLES - 8.5%
Beverages - 2.5%
Anheuser-Busch InBev SA NV ADR	1,195	153,510
Molson Coors Brewing Co. Class B	1,860	171,176
Monster Beverage Corp.	2,082	321,898
PepsiCo, Inc.	7,283	729,465
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Beverages - continued
SABMiller PLC sponsored ADR	1,397	$ 84,938
The Coca-Cola Co.	5,232	222,988
		1,683,975
Food & Staples Retailing - 1.5%
CVS Health Corp.	7,558	711,132
Kroger Co.	6,966	262,340
		973,472
Food Products - 2.3%
Archer Daniels Midland Co.	5,735	209,270
Bunge Ltd.	1,508	100,448
Danone SA sponsored ADR	9,100	127,218
General Mills, Inc.	2,996	173,049
Kellogg Co.	2,490	171,237
Keurig Green Mountain, Inc.	1,097	57,483
Mead Johnson Nutrition Co. Class A	1,692	136,358
Mondelez International, Inc.	5,392	235,415
Tyson Foods, Inc. Class A	5,653	282,650
		1,493,128
Household Products - 0.3%
Colgate-Palmolive Co.	1,671	109,751
Procter & Gamble Co.	1,454	108,817
		218,568
Personal Products - 0.1%
Estee Lauder Companies, Inc. Class A	750	63,090
Tobacco - 1.8%
Altria Group, Inc.	2,465	141,984
Philip Morris International, Inc.	8,677	758,283
Reynolds American, Inc.	6,320	292,300
		1,192,567
TOTAL CONSUMER STAPLES		5,624,800
ENERGY - 1.6%
Energy Equipment & Services - 0.4%
Cameron International Corp. (a)	1,248	85,226
Halliburton Co.	2,800	111,580
Schlumberger Ltd.	1,163	89,725
		286,531
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - 1.2%
Apache Corp.	2,200	$ 108,196
EOG Resources, Inc.	1,380	115,133
Marathon Petroleum Corp.	3,812	222,659
Occidental Petroleum Corp.	1,299	98,191
Tesoro Corp.	1,250	143,963
Valero Energy Corp.	1,179	84,723
		772,865
TOTAL ENERGY		1,059,396
FINANCIALS - 4.7%
Banks - 0.7%
JPMorgan Chase & Co.	6,872	458,225
Capital Markets - 0.8%
Charles Schwab Corp.	7,140	240,689
Goldman Sachs Group, Inc.	937	178,049
Greenhill & Co., Inc.	410	10,869
SEI Investments Co.	2,268	123,357
		552,964
Consumer Finance - 0.9%
American Express Co.	517	37,038
Capital One Financial Corp.	4,200	329,742
Discover Financial Services	2,485	141,049
LendingClub Corp.	8,191	98,456
		606,285
Diversified Financial Services - 0.8%
CME Group, Inc.	2,200	214,830
FactSet Research Systems, Inc.	432	73,237
McGraw Hill Financial, Inc.	1,441	139,013
MSCI, Inc. Class A	1,577	110,579
		537,659
Insurance - 0.8%
Everest Re Group Ltd.	639	117,857
FNF Group	2,617	93,819
MetLife, Inc.	1,425	72,803
Prudential Financial, Inc.	1,791	155,011
XL Group PLC Class A	2,295	87,623
		527,113
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Investment Trusts - 0.6%
American Tower Corp.	2,833	$ 281,544
Extra Space Storage, Inc.	1,407	117,836
		399,380
Real Estate Management & Development - 0.1%
Realogy Holdings Corp. (a)	1,561	64,485
TOTAL FINANCIALS		3,146,111
HEALTH CARE - 16.6%
Biotechnology - 6.1%
AbbVie, Inc.	2,090	121,534
Alexion Pharmaceuticals, Inc. (a)	1,668	297,638
Alnylam Pharmaceuticals, Inc. (a)	264	27,472
Amgen, Inc.	3,071	494,738
Biogen, Inc. (a)	1,055	302,637
BioMarin Pharmaceutical, Inc. (a)	1,742	166,135
Celgene Corp. (a)	7,858	860,058
Gilead Sciences, Inc.	15,279	1,618,963
Intrexon Corp. (a)	593	21,532
Seattle Genetics, Inc. (a)	333	13,979
Vertex Pharmaceuticals, Inc. (a)	1,220	157,819
		4,082,505
Health Care Equipment & Supplies - 1.6%
DexCom, Inc. (a)	570	48,461
Edwards Lifesciences Corp. (a)	1,457	237,491
Hologic, Inc. (a)	3,524	142,193
Intuitive Surgical, Inc. (a)	370	192,407
Medtronic PLC	3,123	235,287
St. Jude Medical, Inc.	953	60,134
Varian Medical Systems, Inc. (a)	988	79,811
Zimmer Biomet Holdings, Inc.	284	28,687
		1,024,471
Health Care Providers & Services - 3.4%
Aetna, Inc.	1,507	154,844
Cardinal Health, Inc.	1,431	124,282
Centene Corp. (a)	1,779	102,737
Cigna Corp.	1,125	151,853
Community Health Systems, Inc. (a)	2,654	76,807
Express Scripts Holding Co. (a)	1,427	121,980
HCA Holdings, Inc. (a)	4,616	314,165
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Providers & Services - continued
Laboratory Corp. of America Holdings (a)	1,240	$ 150,710
McKesson Corp.	2,063	390,629
Molina Healthcare, Inc. (a)	1,448	87,256
UnitedHealth Group, Inc.	4,960	559,042
		2,234,305
Health Care Technology - 0.3%
athenahealth, Inc. (a)	1,193	200,126
Cerner Corp. (a)	284	16,926
		217,052
Life Sciences Tools & Services - 1.4%
Agilent Technologies, Inc.	3,030	126,715
Illumina, Inc. (a)	1,239	227,852
Thermo Fisher Scientific, Inc.	4,216	583,494
		938,061
Pharmaceuticals - 3.8%
Allergan PLC (a)	1,960	615,224
Bristol-Myers Squibb Co.	8,162	546,936
Eli Lilly & Co.	2,581	211,745
Endo Health Solutions, Inc. (a)	735	45,188
Merck & Co., Inc.	7,655	405,792
Novartis AG sponsored ADR	1,033	88,053
Novo Nordisk A/S Series B sponsored ADR	2,142	117,746
Pfizer, Inc.	3,389	111,058
Shire PLC sponsored ADR	1,080	225,029
Zoetis, Inc. Class A	3,149	147,058
		2,513,829
TOTAL HEALTH CARE		11,010,223
INDUSTRIALS - 7.1%
Aerospace & Defense - 2.9%
General Dynamics Corp.	1,643	240,634
Honeywell International, Inc.	2,186	227,235
Lockheed Martin Corp.	750	164,370
Northrop Grumman Corp.	1,994	371,602
Textron, Inc.	3,018	128,778
The Boeing Co.	2,151	312,863
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Aerospace & Defense - continued
TransDigm Group, Inc. (a)	231	$ 54,200
United Technologies Corp.	4,590	440,870
		1,940,552
Air Freight & Logistics - 1.1%
Expeditors International of Washington, Inc.	2,187	106,157
FedEx Corp.	1,643	260,481
United Parcel Service, Inc. Class B	3,387	348,895
XPO Logistics, Inc. (a)	810	24,705
		740,238
Airlines - 1.0%
Copa Holdings SA Class A	1,627	84,035
Delta Air Lines, Inc.	7,298	339,065
JetBlue Airways Corp. (a)	3,700	91,538
United Continental Holdings, Inc. (a)	2,473	137,820
		652,458
Building Products - 0.4%
Owens Corning	6,092	285,349
Electrical Equipment - 0.0%
SolarCity Corp. (a)	467	13,431
Industrial Conglomerates - 0.4%
Danaher Corp.	1,171	112,873
Roper Industries, Inc.	878	169,884
		282,757
Machinery - 0.1%
Caterpillar, Inc.	967	70,253
Professional Services - 0.3%
IHS, Inc. Class A (a)	390	48,091
Verisk Analytics, Inc. (a)	1,587	118,946
		167,037
Road & Rail - 0.9%
Canadian Pacific Railway Ltd.	1,863	274,669
Union Pacific Corp.	3,863	324,299
		598,968
TOTAL INDUSTRIALS		4,751,043
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - 30.1%
Communications Equipment - 1.4%
Cisco Systems, Inc.	9,444	$ 257,349
Harris Corp.	1,490	123,864
Juniper Networks, Inc.	6,290	189,518
Palo Alto Networks, Inc. (a)	264	49,458
QUALCOMM, Inc.	7,141	348,409
		968,598
Electronic Equipment & Components - 0.1%
Keysight Technologies, Inc. (a)	2,155	66,396
Internet Software & Services - 8.4%
Alibaba Group Holding Ltd. sponsored ADR (a)	1,709	143,693
Alphabet, Inc.:
Class A (a)	2,047	1,561,554
Class C	1,920	1,425,792
Autohome, Inc. ADR Class A (a)	1,474	44,662
Dropbox, Inc. (a)(e)	1,441	19,454
eBay, Inc. (a)	4,110	121,615
Facebook, Inc. Class A (a)	13,440	1,400,986
LinkedIn Corp. Class A (a)	1,844	448,295
MercadoLibre, Inc.	458	56,444
Pandora Media, Inc. (a)	2,382	32,872
SurveyMonkey (e)	1,159	19,054
Twitter, Inc. (a)	6,454	163,932
Yelp, Inc. (a)	805	24,255
Zillow Group, Inc. (a)	1,596	41,544
Zillow Group, Inc. Class C (a)	3,193	78,707
		5,582,859
IT Services - 7.3%
Accenture PLC Class A	1,671	179,165
Alliance Data Systems Corp. (a)	1,881	539,565
Amdocs Ltd.	1,849	104,598
Automatic Data Processing, Inc.	362	31,226
Cognizant Technology Solutions Corp. Class A (a)	8,588	554,613
Fidelity National Information Services, Inc.	4,972	316,567
Fiserv, Inc. (a)	2,049	197,196
FleetCor Technologies, Inc. (a)	2,508	385,505
Gartner, Inc. Class A (a)	487	45,437
Global Payments, Inc.	1,960	138,866
IBM Corp.	531	74,032
MasterCard, Inc. Class A	7,200	705,024
PayPal Holdings, Inc. (a)	3,810	134,341
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
IT Services - continued
Vantiv, Inc. (a)	3,926	$ 206,939
Visa, Inc. Class A	15,468	1,222,127
		4,835,201
Semiconductors & Semiconductor Equipment - 2.1%
Analog Devices, Inc.	4,146	255,518
Applied Materials, Inc.	3,407	63,949
ARM Holdings PLC sponsored ADR	1,551	78,636
Avago Technologies Ltd.	1,158	151,061
Broadcom Corp. Class A	1,338	73,095
Lam Research Corp.	4,498	351,744
NXP Semiconductors NV (a)	3,007	281,034
Skyworks Solutions, Inc.	1,602	132,998
		1,388,035
Software - 5.9%
Activision Blizzard, Inc.	4,420	166,457
Adobe Systems, Inc. (a)	2,840	259,746
Aspen Technology, Inc. (a)	3,434	150,924
Autodesk, Inc. (a)	1,558	98,886
Electronic Arts, Inc. (a)	6,120	414,875
FireEye, Inc. (a)	1,253	28,669
Intuit, Inc.	1,731	173,446
Microsoft Corp.	19,752	1,073,521
Mobileye NV (a)	487	21,233
NetSuite, Inc. (a)	440	37,576
Oracle Corp.	15,174	591,331
Salesforce.com, Inc. (a)	1,033	82,320
ServiceNow, Inc. (a)	1,661	144,524
SolarWinds, Inc. (a)	3,432	200,532
Splunk, Inc. (a)	2,469	146,906
Synopsys, Inc. (a)	2,639	132,161
Tableau Software, Inc. (a)	510	49,485
Workday, Inc. Class A (a)	1,718	143,814
		3,916,406
Technology Hardware, Storage & Peripherals - 4.9%
3D Systems Corp. (a)	682	6,220
Apple, Inc.	25,817	3,054,151
NCR Corp. (a)	5,577	151,192
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Technology Hardware, Storage & Peripherals - continued
Stratasys Ltd. (a)	234	$ 5,850
Western Digital Corp.	946	59,040
		3,276,453
TOTAL INFORMATION TECHNOLOGY		20,033,948
MATERIALS - 2.4%
Chemicals - 2.4%
Ashland, Inc.	2,467	277,908
FMC Corp.	1,320	56,720
LyondellBasell Industries NV Class A	4,231	405,414
Monsanto Co.	4,459	424,318
PPG Industries, Inc.	2,410	254,833
Sherwin-Williams Co.	541	149,354
		1,568,547
Metals & Mining - 0.0%
Freeport-McMoRan, Inc.	3,690	30,184
TOTAL MATERIALS		1,598,731
TELECOMMUNICATION SERVICES - 1.0%
Diversified Telecommunication Services - 0.8%
AT&T, Inc.	3,865	130,135
Verizon Communications, Inc.	9,840	447,228
		577,363
Wireless Telecommunication Services - 0.2%
SBA Communications Corp. Class A (a)	1,110	116,728
TOTAL TELECOMMUNICATION SERVICES		694,091
UTILITIES - 0.1%
Independent Power and Renewable Electricity Producers - 0.1%
The AES Corp.	5,447	54,416
TOTAL COMMON STOCKS (Cost $42,418,675)		60,762,314
Preferred Stocks - 0.2%
	Shares	Value
Convertible Preferred Stocks - 0.1%
CONSUMER DISCRETIONARY - 0.1%
Diversified Consumer Services - 0.1%
Airbnb, Inc. Series D (a)(e)	783	$ 72,893
INFORMATION TECHNOLOGY - 0.0%
Internet Software & Services - 0.0%
Dropbox, Inc. Series A (a)(e)	144	1,944
TOTAL CONVERTIBLE PREFERRED STOCKS		74,837
Nonconvertible Preferred Stocks - 0.1%
CONSUMER DISCRETIONARY - 0.1%
Internet & Catalog Retail - 0.1%
Flipkart Series D (a)(e)	365	37,949
INFORMATION TECHNOLOGY - 0.0%
IT Services - 0.0%
Palantir Technologies, Inc.:
Series G (a)(e)	1,489	11,465
Series H (a)(e)	655	5,044
Series H1 (a)(e)	655	5,044
		21,553
TOTAL NONCONVERTIBLE PREFERRED STOCKS		59,502
TOTAL PREFERRED STOCKS (Cost $50,711)		134,339
Equity Funds - 4.7%

Large Growth Funds - 4.7%
Fidelity Blue Chip Growth Fund (c) (Cost $2,908,558)	44,949	3,129,813
U.S. Treasury Obligations - 0.1%
	Principal Amount
U.S. Treasury Bills, yield at date of purchase 0.01% to 0.1% 12/3/15 to 1/28/16 (d) (Cost $69,992)	$ 70,000	69,995
Money Market Funds - 3.7%
	Shares	Value
Dreyfus Treasury & Agency Cash Management Fund Institutional Shares, 0.01% (b) (Cost $2,448,782)	2,448,782	$ 2,448,782
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $47,896,718)		66,545,243
NET OTHER ASSETS (LIABILITIES) - 0.0%		(14,887)
NET ASSETS - 100%		$ 66,530,356
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
17 ICE Russell 1000 Growth Index Contracts (United States)	Dec. 2015	$ 1,728,730	$ 86,383

The face value of futures purchased as a percentage of net assets is 2.6%
For the period the average monthly notional amount for futures in the aggregate was $1,352,407.
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end.
(c) Affiliated Fund
(d) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $69,995.

(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $172,847 or 0.3% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
Airbnb, Inc. Series D	4/16/14	$ 31,878
Dropbox, Inc.	5/1/12	$ 13,044
Dropbox, Inc. Series A	5/25/12	$ 1,303
Flipkart Series D	10/4/13	$ 8,376
Palantir Technologies, Inc. Series G	7/19/12	$ 4,556
Palantir Technologies, Inc. Series H	10/25/13	$ 2,299
Palantir Technologies, Inc. Series H1	10/25/13	$ 2,299
SurveyMonkey	11/25/14	$ 19,066
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Blue Chip Growth Fund	$ 3,290,742	$ -	$ -	$ 1,168	$ 3,129,813
Total	$ 3,290,742	$ -	$ -	$ 1,168	$ 3,129,813
Other Information

The following is a summary of the inputs used, as of November 30, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 12,900,397	$ 12,789,555	$ -	$ 110,842
Consumer Staples	5,624,800	5,624,800	-	-
Energy	1,059,396	1,059,396	-	-
Financials	3,146,111	3,146,111	-	-
Health Care	11,010,223	11,010,223	-	-
Industrials	4,751,043	4,751,043	-	-
Information Technology	20,057,445	19,995,440	-	62,005
Materials	1,598,731	1,598,731	-	-
Telecommunication Services	694,091	694,091	-	-
Utilities	54,416	54,416	-	-
Equity Funds	3,129,813	3,129,813	-	-
U.S. Treasury Obligations	69,995	-	69,995	-
Money Market Funds	2,448,782	2,448,782	-	-
Total Investments in Securities:	$ 66,545,243	$ 66,302,401	$ 69,995	$ 172,847
Derivative Instruments:
Assets
Futures Contracts	$ 86,383	$ 86,383	$ -	$ -
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of November 30, 2015. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts (a)	$ 86,383	$ -
Total Value of Derivatives	$ 86,383	$ -

(a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. Only the period end receivable or payable for daily variation margin and net unrealized appreciation (depreciation) are presented in the Statement of Assets and Liabilities.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	November 30, 2015 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $44,988,160)	$ 63,415,430
Affiliated issuers (cost $2,908,558)	3,129,813
Total Investments (cost $47,896,718)		$ 66,545,243
Foreign currency held at value (cost $20,624)		17,051
Receivable for investments sold		4,154
Receivable for fund shares sold		6,808
Dividends receivable		69,540
Interest receivable		19
Prepaid expenses		125
Other receivables		488
Total assets		66,643,428

Liabilities
Payable for investments purchased	$ 5,433
Payable for fund shares redeemed	31,482
Accrued management fee	27,797
Distribution and service plan fees payable	26
Payable for daily variation margin for derivative instruments	9,690
Other affiliated payables	6,760
Audit fees payable	21,512
Custody fees payable	9,885
Other payables and accrued expenses	487
Total liabilities		113,072

Net Assets		$ 66,530,356
Net Assets consist of:
Paid in capital		$ 46,458,705
Undistributed net investment income		113,396
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		1,227,014
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		18,731,241
Net Assets		$ 66,530,356

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

November 30, 2015 (Unaudited)

Growth Multi-Manager: Net Asset Value, offering price and redemption price per share ($63,800,835 ÷ 4,674,073 shares)	$ 13.65

Class F: Net Asset Value, offering price and redemption price per share ($2,481,319 ÷ 181,753 shares)	$ 13.65

Class L: Net Asset Value, offering price and redemption price per share ($124,419 ÷ 9,120 shares)	$ 13.64

Class N: Net Asset Value, offering price and redemption price per share ($123,783 ÷ 9,088 shares)	$ 13.62

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Six months ended November 30, 2015 (Unaudited)

Investment Income
Dividends:
Unaffiliated issuers		$ 385,457
Affiliated issuers		1,168
Interest		117
Total income		386,742

Expenses
Management fee	$ 163,340
Transfer agent fees	29,840
Distribution and service plan fees	152
Accounting fees and expenses	12,614
Custodian fees and expenses	6,799
Independent trustees' compensation	344
Registration fees	36,994
Audit	25,488
Legal	309
Miscellaneous	164
Total expenses before reductions	276,044
Expense reductions	(1,404)	274,640
Net investment income (loss)		112,102
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	1,191,094
Foreign currency transactions	(197)
Futures contracts	(35,322)
Realized gain distributions from underlying funds:
Affiliated issuers	154,806
Total net realized gain (loss)		1,310,381
Change in net unrealized appreciation (depreciation) on: Investment securities	(1,097,400)
Assets and liabilities in foreign currencies	(1,101)
Futures contracts	74,544
Total change in net unrealized appreciation (depreciation)		(1,023,957)
Net gain (loss)		286,424
Net increase (decrease) in net assets resulting from operations		$ 398,526

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended November 30, 2015 (Unaudited)	Year ended May 31, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 112,102	$ 238,021
Net realized gain (loss)	1,310,381	6,370,302
Change in net unrealized appreciation (depreciation)	(1,023,957)	943,010
Net increase (decrease) in net assets resulting from operations	398,526	7,551,333
Distributions to shareholders from net investment income	(118,116)	(250,833)
Distributions to shareholders from net realized gain	(2,071,291)	(9,557,988)
Total distributions	(2,189,407)	(9,808,821)
Share transactions - net increase (decrease)	3,189,715	153,529
Total increase (decrease) in net assets	1,398,834	(2,103,959)

Net Assets
Beginning of period	65,131,522	67,235,481
End of period (including undistributed net investment income of $113,396 and undistributed net investment income of $119,410, respectively)	$ 66,530,356	$ 65,131,522

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Strategic Advisers Growth Multi-Manager Fund

	Six months ended November 30, 2015	Years ended May 31,
	(Unaudited)	2015	2014	2013	2012 E
Selected Per-Share Data
Net asset value, beginning of period	$ 14.04	$ 14.73	$ 12.70	$ 10.47	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.02	.05	.08	.07	.02
Net realized and unrealized gain (loss)	.06	1.71	2.74	2.22	.46
Total from investment operations	.08	1.76	2.82	2.29	.48
Distributions from net investment income	(.03)	(.06)	(.07)	(.06)	(.01)
Distributions from net realized gain	(.44)	(2.38)	(.73)	-	-
Total distributions	(.47)	(2.45) H	(.79) I	(.06)	(.01)
Net asset value, end of period	$ 13.65	$ 14.04	$ 14.73	$ 12.70	$ 10.47
Total ReturnB, C	.57%	13.15%	22.94%	21.97%	4.83%
Ratios to Average Net AssetsF
Expenses before reductions	.85% A	.84%	.83%	.87%	.91% A
Expenses net of fee waivers, if any	.85% A	.84%	.80%	.87%	.91% A
Expenses net of all reductions	.85% A	.84%	.80%	.87%	.91% A
Net investment income (loss)	.34% A	.39%	.55%	.60%	.32% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 63,801	$ 62,615	$ 65,731	$ 64,621	$ 52,717
Portfolio turnover rateG	30% A	46%	51%	65%	50% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E For the period November 16, 2011 (commencement of operations) to May 31, 2012.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expense of the Underlying Funds are not included in the class' annualized ratios. The class indirectly bears its proportionate share of the expenses of the Underlying Funds.

G Amount does not include the portfolio activity of any Underlying Funds.

H Total distributions of $2.45 per share is comprised of distributions from net investment income of $.062 and distributions from net realized gain of $2.384 per share.

I Total distributions of $.79 per share is comprised of distributions from net investment income of $.065 and distributions from net realized gain of $.729 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Strategic Advisers Growth Multi-Manager Fund Class F

	Six months ended November 30, 2015	Years ended May 31,
	(Unaudited)	2015	2014	2013 E
Selected Per-Share Data
Net asset value, beginning of period	$ 14.04	$ 14.73	$ 12.70	$ 11.31
Income from Investment Operations
Net investment income (loss) D	.03	.07	.09	.03
Net realized and unrealized gain (loss)	.05	1.70	2.75	1.41
Total from investment operations	.08	1.77	2.84	1.44
Distributions from net investment income	(.03)	(.08)	(.08)	(.05)
Distributions from net realized gain	(.44)	(2.38)	(.73)	-
Total distributions	(.47)	(2.46)	(.81)	(.05)
Net asset value, end of period	$ 13.65	$ 14.04	$ 14.73	$ 12.70
Total ReturnB, C	.62%	13.27%	23.05%	12.82%
Ratios to Average Net AssetsF
Expenses before reductions	.76% A	.74%	.74%	.72% A
Expenses net of fee waivers, if any	.76% A	.74%	.69%	.72% A
Expenses net of all reductions	.76% A	.74%	.69%	.72% A
Net investment income (loss)	.43% A	.48%	.66%	.64% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,481	$ 2,269	$ 1,286	$ 256
Portfolio turnover rateG	30% A	46%	51%	65%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E For the period December 18, 2012 (commencement of sale of shares) to May 31, 2013.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expense of the Underlying Funds are not included in the class' annualized ratios. The class indirectly bears its proportionate share of the expenses of the Underlying Funds.

G Amount does not include the portfolio activity of any Underlying Funds.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Strategic Advisers Growth Multi-Manager Fund Class L

	Six months ended November 30, 2015	Years ended May 31,
	(Unaudited)	2015	2014 E
Selected Per-Share Data
Net asset value, beginning of period	$ 14.03	$ 14.72	$ 13.96
Income from Investment Operations
Net investment income (loss) D	.02	.05	.05
Net realized and unrealized gain (loss)	.06	1.71	1.22
Total from investment operations	.08	1.76	1.27
Distributions from net investment income	(.03)	(.07)	(.05)
Distributions from net realized gain	(.44)	(2.38)	(.46)
Total distributions	(.47)	(2.45)	(.51)
Net asset value, end of period	$ 13.64	$ 14.03	$ 14.72
Total ReturnB, C	.59%	13.18%	9.28%
Ratios to Average Net AssetsF
Expenses before reductions	.85% A	.84%	.85% A
Expenses net of fee waivers, if any	.85% A	.84%	.85% A
Expenses net of all reductions	.85% A	.84%	.85% A
Net investment income (loss)	.34% A	.39%	.58% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 124	$ 124	$ 109
Portfolio turnover rateG	30% A	46%	51%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E For the period November 12, 2013 (commencement of sale of shares) to May 31, 2014.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expense of the Underlying Funds are not included in the class' annualized ratios. The class indirectly bears its proportionate share of the expenses of the Underlying Funds.

G Amount does not include the portfolio activity of any Underlying Funds.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Strategic Advisers Growth Multi-Manager Fund Class N

	Six months ended November 30, 2015	Years ended May 31,
	(Unaudited)	2015	2014 E
Selected Per-Share Data
Net asset value, beginning of period	$ 14.01	$ 14.71	$ 13.96
Income from Investment Operations
Net investment income (loss) D	.01	.02	.03
Net realized and unrealized gain (loss)	.06	1.70	1.23
Total from investment operations	.07	1.72	1.26
Distributions from net investment income	(.01)	(.03)	(.05)
Distributions from net realized gain	(.44)	(2.38)	(.46)
Total distributions	(.46) H	(2.42) I	(.51)
Net asset value, end of period	$ 13.62	$ 14.01	$ 14.71
Total ReturnB, C	.49%	12.83%	9.17%
Ratios to Average Net AssetsF
Expenses before reductions	1.10% A	1.09%	1.10% A
Expenses net of fee waivers, if any	1.10% A	1.09%	1.10% A
Expenses net of all reductions	1.10% A	1.09%	1.10% A
Net investment income (loss)	.09% A	.14%	.32% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 124	$ 123	$ 109
Portfolio turnover rateG	30% A	46%	51%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E For the period November 12, 2013 (commencement of sale of shares) to May 31, 2014.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expense of the Underlying Funds are not included in the class' annualized ratios. The class indirectly bears its proportionate share of the expenses of the Underlying Funds.

G Amount does not include the portfolio activity of any Underlying Funds.

H Total distributions of $.46 per share is comprised of distributions from net investment income of $.013 and distributions from net realized gain of $.442 per share.

I Total distributions of $2.42 per share is comprised of distributions from net investment income of $.031 and distributions from net realized gain of $2.384 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended November 30, 2015 (Unaudited)

1. Organization.

Strategic Advisers Growth Multi-Manager Fund (the Fund) is a fund of Fidelity Rutland Square Trust II (the Trust), and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. The Fund is available only to certain employer-sponsored retirement plans and certain Fidelity brokerage or mutual fund accounts. The Fund offers Growth Multi-Manager, Class F, Class L and Class N shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Strategic Advisers, Inc. (Strategic Advisers) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

Semiannual Report

2. Significant Accounting Policies - continued

Investment Valuation - continued

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. If an

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

2. Significant Accounting Policies - continued

Investment Valuation - continued

unaffiliated open-end mutual fund's NAV is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and is categorized as Level 2 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of November 30, 2015 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Underlying Funds and distributions from ETFs, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Semiannual Report

2. Significant Accounting Policies - continued

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Strategic Advisers funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Book-tax differences are primarily due to futures contracts, foreign currency transactions, deferred trustees compensation and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 20,257,485
Gross unrealized depreciation	(1,669,021)
Net unrealized appreciation (depreciation) on securities	$ 18,588,464
Tax cost	$ 47,956,779

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

3. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk

Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

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3. Derivative Instruments - continued

Risk Exposures and the Use of Derivative Instruments - continued

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

During the period the Fund recognized net realized gain (loss) of $(35,322) and a change in net unrealized appreciation (depreciation) of $74,544 related to its investment in futures contracts. These amounts are included in the Statement of Operations.

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Notes to Financial Statements (Unaudited) - continued

4. Purchases and Sales of Investments.

Purchases and sales of securities (including the Underlying Fund shares), other than short-term securities, aggregated $10,068,989 and $9,373,939, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Strategic Advisers (the investment adviser) provides the Fund with investment management related services. For these services, the Fund pays a monthly management fee to the investment adviser. The management fee is calculated by adding the annual management fee rate of .30% of the Fund's average net assets throughout the month payable to the investment adviser to the aggregate of the fee rates, payable monthly, to the Fund's sub-advisers. The Fund's maximum aggregate management fee will not exceed 1.00% of the Fund's average net assets. For the reporting period, the total annualized management fee rate was .50% of the Fund's average net assets.

Sub-Advisers. ClariVest Asset Management LLC, Loomis Sayles & Company, L.P., Massachusetts Financial Services Company (MFS), Morgan Stanley Investment Management, Inc., FIAM LLC (formerly Pyramis Global Advisors, LLC), an affiliate of the investment adviser, and Waddell & Reed Investment Management Co. each served as a sub-adviser for the Fund during the period. Sub-advisers provide discretionary investment advisory services for their allocated portion of the Fund's assets and are paid by the investment adviser and not the Fund for providing these services.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Class N pays Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, a Service Fee based on an annual percentage of Class N's average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Service Fee rate, total service fees and amounts retained by FDC were as follows:

	Service Fee	Total Fees	Retained by FDC
Class N	.25%	$ 152	$ 152

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund, except for Class F. Each class, except for Class F, does not directly pay transfer agent fees with respect to the portion of its assets invested in Underlying Funds , excluding exchange-traded funds. FIIOC receives

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5. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

no fees for providing transfer agency services to Class F. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each applicable class were as follows:

	Amount	% of Class-Level Average Net AssetsA
Growth Multi-Manager	$ 29,726.10
Class L	57.09
Class N	57.09
	$ 29,840

A Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The fee is based on the level of average net assets for each month.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $4 for the period.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $40 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's expenses by $22.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

7. Expense Reductions - continued

In addition, during the period the investment adviser reimbursed and/or waived a portion of class-level operating expenses as follows:

Reimbursement
Growth Multi-Manager	$ 1,378
Class L	2
Class N	2
$ 1,382

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended November 30, 2015	Year ended May 31, 2015
From net investment income
Growth Multi-Manager	$ 112,340	$ 241,432
Class F	5,424	8,656
Class L	238	510
Class N	114	235
Total	$ 118,116	$ 250,833
From net realized gain
Growth Multi-Manager	$ 1,986,171	$ 9,260,375
Class F	77,338	260,707
Class L	3,896	18,460
Class N	3,886	18,446
Total	$ 2,071,291	$ 9,557,988

9. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between funds:

	Shares		Dollars
	Six months ended November 30, 2015	Year ended May 31, 2015	Six months ended November 30, 2015	Year ended May 31, 2015
Growth Multi-Manager
Shares sold	89,967	103,048	$ 1,237,974	$ 1,428,473
Reinvestment of distributions	154,872	696,781	2,098,511	9,501,807
Shares redeemed	(31,324)	(802,621)	(424,440)	(11,839,923)
Net increase (decrease)	213,515	(2,792)	$ 2,912,045	$ (909,643)

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9. Share Transactions - continued

	Shares		Dollars
	Six months ended November 30, 2015	Year ended May 31, 2015	Six months ended November 30, 2015	Year ended May 31, 2015
Class F
Shares sold	40,626	70,412	$ 551,125	$ 976,138
Reinvestment of distributions	6,112	19,794	82,762	269,363
Shares redeemed	(26,615)	(15,876)	(364,351)	(219,980)
Net increase (decrease)	20,123	74,330	$ 269,536	$ 1,025,521
Class L
Reinvestment of distributions	305	1,391	4,134	18,970
Net increase (decrease)	305	1,391	$ 4,134	$ 18,970
Class N
Reinvestment of distributions	296	1,371	4,000	18,681
Net increase (decrease)	296	1,371	$ 4,000	$ 18,681

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were the owners of record of 94% of the total outstanding shares of the Fund.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Strategic Advisers Growth Multi-Manager Fund

Each year the Board of Trustees, including the Independent Trustees (together, the Board), votes at an in-person meeting on the renewal of the management contract with Strategic Advisers, Inc. (Strategic Advisers) and the sub-advisory agreements with ClariVest Asset Management LLC (ClariVest), Massachusetts Financial Services Company (MFS), Morgan Stanley Investment Management Inc. (MSIM), Pyramis Global Advisors, LLC (Pyramis), and Waddell & Reed Investment Management Company (WRIMCO) (collectively, the Sub-Advisory Agreements and, together with the management contract, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets at least four times per year and, at each of its meetings, considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The full Board or the Independent Trustees, as appropriate, act on all major matters; however, a portion of the activities of the Board (including certain of those described herein) may be conducted through standing committees that have been established by the Board.

At its September 2015 meeting, the Board, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including, (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expenses relative to peer funds; (iii) the total costs of the services to be provided by and the profits, if any, to be realized by Strategic Advisers from its relationship with the fund; (iv) the extent to which (if any) economies of scale exist and would be realized as the fund grows; and (v) whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts is in the best interests of the fund and its shareholders. In addition, with respect to the Sub-Advisory Agreements, the Board also concluded that the renewal of such agreements does not involve a conflict of interest from which Strategic Advisers or its affiliates derive an inappropriate advantage. Also, the Board found that the advisory fees to be charged under the Advisory Contracts bear a reasonable relationship to the services rendered and are based on services provided that are in addition to, rather than duplicative of, services provided under the advisory contract of any underlying fund in which the fund may invest. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board throughout the year.

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Board Approval of Investment Advisory Contracts and
Management Fees - continued

Nature, Extent, and Quality of Services Provided. The Board considered the staffing within the investment adviser, Strategic Advisers, and each sub-adviser, ClariVest, MFS, MSIM, Pyramis, and WRIMCO (collectively, the Investment Advisers), including the backgrounds of the fund's investment personnel and the fund's investment objective, strategies and related investment philosophy. The Independent Trustees also had discussions with senior management of Strategic Advisers' investment operations and investment groups. The Board considered the structure of each Investment Adviser's portfolio manager compensation program and whether such structures provide appropriate incentives to act in the best interests of the fund.

The Trustees also discussed with representatives of Strategic Advisers, at meetings throughout the year, Strategic Advisers' role in (i) identifying and recommending to the Trustees one or more sub-advisers for the fund; (ii) overseeing compliance with federal securities laws by each sub-adviser with respect to fund assets; (iii) monitoring and overseeing the performance and investment capabilities of each sub-adviser; and (iv) recommending the replacement of a sub-adviser as appropriate. The Trustees considered that the Board had received from Strategic Advisers substantial information and periodic reports about the sub-adviser oversight and due diligence processes, as well as periodic reports regarding the performance of each sub-adviser.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to managing and compensating investment personnel. The Board noted that the Investment Advisers' analysts have extensive resources, tools, and capabilities that allow them to conduct sophisticated quantitative and/or fundamental analysis. Additionally, in its deliberations, the Board considered the Investment Advisers' trading capabilities and resources and global compliance infrastructure, which are integral parts of the investment management process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for the fund; (ii) the nature and extent of Strategic Advisers' supervision of third party service providers, including the sub-advisers, custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. The Board took into account discussions with Strategic Advisers about fund investment performance that occur at Board meetings throughout the year. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for the fund, for different time periods, measured against a securities market index ("benchmark index") and a peer group of mutual funds with similar objectives ("peer group").

Semiannual Report

In connection with the renewal of the Advisory Contracts, the Board reviewed the fund's absolute investment performance, as well as the fund's relative investment performance measured over multiple periods against a benchmark index and peer group. Because the fund had been in existence less than five years, the following charts considered by the Board show, over the one- and three-year periods ended December 31, 2014, the cumulative total returns of the fund and the cumulative total returns of an appropriate benchmark index and peer group. The box within each chart shows the 25th percentile return (75% beaten, top of box) and the 75th percentile return (25% beaten, bottom of box) of the peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten numbers noted below each chart corresponds to the percentile box and represents the percentage of funds in the peer group whose performance was equal to or lower than that of the fund.

Strategic Advisers Growth Multi-Manager Fund

The Board reviewed the fund's relative investment performance against its peer group and noted that the performance of the retail class was in the second quartile for the one-year period and the third quartile for the three-year period ended December 31, 2014. The Board also noted that the retail class had out-performed 56% of its peers for the one-year period and under-performed 54% of its peers for the three-year period ended December 31, 2014. The Board also noted that the investment performance of the fund was lower than its benchmark for the periods shown.

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Board Approval of Investment Advisory Contracts and
Management Fees - continued

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should benefit the fund's shareholders.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered the amount and nature of fees paid to the Investment Advisers. The Board also considered information comparing the management fees and total expenses of the fund to those of other registered investment companies with investment objectives similar to those of the fund. The Board noted that the fund's maximum aggregate annual management fee rate may not exceed 1.00% of the fund's average daily net assets. The Board also considered Strategic Advisers' contractual commitment to reimburse the retail class, Class L, and Class N through July 31, 2016 to the extent that the total operating expenses of the class (excluding interest, certain taxes, certain securities lending costs, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses, if any), as a percentage of net assets, exceed 0.97%, 0.97%, and 1.22%, respectively. In addition, the Board also noted that Strategic Advisers has voluntarily agreed to reimburse Class F of the fund to the extent that total operating expenses of the class (excluding interest, certain taxes, certain securities lending costs, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses, if any) exceed 0.87% of the class' average net assets and that such arrangement may be terminated by Strategic Advisers at any time.

The Board considered the fund's management fee and total expenses compared to "mapped groups" of competitive funds created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Strategic Advisers uses "mapped groups," which are created by Fidelity by combining similar Lipper investment objective categories that it believes have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which Strategic Advisers' funds are compared.

Management Fee. The Board considered two proprietary management fee comparisons. The group of Lipper funds used by the Board for management fee comparisons is referred to as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures are also comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG % and the number of funds in the Total Mapped Group are in the chart below. The Board also compared the fund's management fee to an "Asset-Size Peer Group" (ASPG), which is a sub-set of the competitive funds in the Total Mapped Group. The ASPG comparison focuses on a fund's standing relative to non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked, is also included in the chart and considered by the Board.

Semiannual Report

Strategic Advisers Growth Multi-Manager Fund

The Board noted that the fund's management fee was ranked below the median of its Total Mapped Group and below the median of its ASPG for the 12-month period ended February 28, 2015.

Based on its review, the Board concluded that the fund's management fee bears a reasonable relationship to the services rendered.

Total Expenses. In its review of the total expenses of each class of the fund, the Board considered the fund's management fee as well as other fund or class expenses, as applicable, such as expenses from holding Fidelity and non-Fidelity mutual funds and ETFs, transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. The Board further noted that the fund's total expenses were compared to classes of competitive funds having similar load types. This comparison, which is a proxy for comparing funds by distribution channel, showed the fund's position relative to competitive funds with the same load type.

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Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board noted that the total expenses of each of the retail class, Class L, and Class F were below, and the total expenses of Class N were above, the median of the fund's Total Mapped Group for the 12-month period ended February 28, 2015. The Board considered that, in general, various factors can affect total expenses. The total expenses for Class N ranked above the competitive median of its institutional peer group primarily because of its 0.25% 12b-1 fee.

Fees Charged to Other Clients. The Board also considered fee structures paid by the Investment Advisers' other clients, such as other funds advised or subadvised by the Investment Advisers, pension plan clients, and other institutional clients with similar investment mandates.

Based on its review of the total expense ratios and fees charged to other clients of Strategic Advisers or its affiliates, the Board concluded that the total expenses of the fund were reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered information regarding the revenues earned and expenses incurred by Strategic Advisers and its affiliates in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders.

On an annual basis, Strategic Advisers presents to the Board information about the profitability of its relationship with the fund. Strategic Advisers calculates profitability information for the fund using a series of detailed revenue and cost allocation methodologies. The Board reviews any significant changes from the prior year's methodologies. Strategic Advisers noted that, to the extent possible, it employs the same corporate reporting of revenues and expenses as those used by other Fidelity funds.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of fund profitability and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

Semiannual Report

The Board also reviewed Strategic Advisers' and its affiliates' non-fund businesses and fall-out benefits related to the mutual fund business, as well as cases where Strategic Advisers' affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized, if any, by Strategic Advisers and its affiliates in connection with the operation of the fund and was satisfied that the profitability was not excessive.

Possible Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Strategic Advisers funds, whether the Strategic Advisers funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board considered that the fund's sub-advisory contracts provide for breakpoints as the fund's assets grow and noted that any potential decline in sub-advisory fees would accrue directly to the fund. The Board took into consideration Strategic Advisers' contractual expense reimbursement commitment.

Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee structures bear a reasonable relationship to the services rendered and that the fund's Advisory Contracts should be renewed because each agreement is in the best interests of the fund and its shareholders. The Board also concluded that the advisory fees charged thereunder are based on services provided that are in addition to, rather than duplicative of, services provided under the advisory contract of any underlying fund in which the fund may invest. In addition, with respect to each Sub-Advisory Agreement, the Board concluded that the renewal of the agreement does not involve a conflict of interest from which Strategic Advisers or its affiliates derive an inappropriate advantage.

Strategic Advisers Growth Multi-Manager Fund

On June 4, 2015, the Board of Trustees, including the Independent Trustees (together, the Board), voted at an in-person meeting to approve an amendment to the fee schedule in the existing sub-advisory agreement (the Current Sub-Advisory Agreement) with Waddell & Reed Investment Management Company (Waddell & Reed) for the fund (the Amended Sub-Advisory Agreement), which has the potential to lower the amount of fees paid by Strategic Advisers, Inc. (Strategic Advisers) to Waddell & Reed on behalf of the fund. The terms of the Amended Sub-Advisory Agreement are identical to those of the Current Sub-Advisory Agreement, except with respect to the date of execution and the fee schedule.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, considered a broad range of information it believed relevant to the approval of the Amended Sub-Advisory Agreement.

In considering whether to approve the Amended Sub-Advisory Agreement, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the approval of the Amended Sub-Advisory Agreement is in the best interests of the fund and its shareholders and that the approval of such agreement does not involve a conflict of interest from which Strategic Advisers or its affiliates derive an inappropriate advantage. Also, the Board found that the advisory fees to be charged under the Amended Sub-Advisory Agreement bear a reasonable relationship to the services to be rendered and will be based upon services provided that will be in addition to, rather than duplicative of services provided under the advisory contract of any underlying fund in which the fund may invest. The Board's decision to approve the Amended Sub-Advisory Agreement was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board.

Nature, Extent, and Quality of Services Provided. The Board considered that it reviewed information regarding the staffing within Waddell & Reed, including the backgrounds and compensation of its investment personnel, and also took into consideration the fund's investment objective, strategies and related investment philosophy in connection with the annual renewal of the Current Sub-Advisory Agreement at its September 2014 Board meeting, as well as the information provided by Waddell & Reed in connection with the upcoming renewal of the Current Sub-Advisory Agreement at its September 2015 Board meeting.

The Board considered that the Amended Sub-Advisory Agreement will not result in any changes to the nature and quality of the services provided to the fund. The Board also considered that the Amended Sub-Advisory Agreement would not result in any changes to (i) the investment process or strategies employed in the management of the fund's assets or (ii) the day-to-day management of the fund or the persons primarily responsible for such management.

Investment Performance. The Board considered that it reviewed historical investment performance of Waddell & Reed in managing fund assets in connection with the Board's renewal of the Current Sub-Advisory Agreement as well as the information provided by Waddell & Reed regarding its performance in connection with the upcoming renewal of the Current Sub-Advisory Agreement at its September 2015 Board meeting. The Board did not consider performance to be a material factor in its decision to approve the Amended Sub-Advisory Agreement because the Amended Sub-Advisory Agreement would not result in any changes to the fund's investment processes or strategies or in the persons primarily responsible for the day-to-day management of the fund.

Semiannual Report

Based on its review, the Board concluded that the nature, extent, and quality of services that will be provided to the fund under the Amended Sub-Advisory Agreement will continue to benefit the fund's shareholders.

Competitiveness of Management Fee and Total Fund Expenses.

The Board considered that the new fee schedule will lower the amount of fees paid by Strategic Advisers to Waddell & Reed on behalf of the fund. The Board also considered that the Amended Sub-Advisory Agreement would not result in any changes to the fund's maximum aggregate annual management fee rate, Strategic Advisers' portion of the fund's management fee or Strategic Advisers' expense reimbursement arrangements for each class of the fund. The Board also considered that if total fund expenses are below the limits of the expense reimbursement arrangements in place for each class of the fund the Amended Sub-Advisory Agreement has the potential to reduce total net fund expenses by the same amount as any resulting decrease in the fund's management fee. Based on its review, the Board concluded that the fund's management fee structure and total expenses continue to bear a reasonable relationship to the services that the fund and its shareholders will receive and the other factors considered.

Because the Amended Sub-Advisory Agreement was negotiated at arm's length and will have no impact on the maximum management fees payable by the fund, the Board did not consider the fund's investment performance or costs of services and profitability to be significant factors in its decision to approve the Amended Sub-Advisory Agreement.

Potential Fall-Out Benefits. The Board considered that it reviewed information regarding the potential of direct and indirect benefits to Strategic Advisers and its affiliates from their relationships with the fund, including non-advisory fee compensation paid to affiliates of Strategic Advisers, if any, during its annual renewal of the fund's advisory agreement with Strategic Advisers at its September 2014 Board meeting, as well as the information provided by Strategic Advisers in connection with the upcoming renewal of the fund's advisory agreement with Strategic Advisers at its September 2015 Board meeting.

Possible Economies of Scale. The Board considered that the Amended Sub-Advisory Agreement, like the Current Sub-Advisory Agreement, provides for breakpoints as the fund's assets grow and noted that the decline in sub-advisory fees pursuant to the new fee schedule will accrue directly to shareholders. The Board also considered that it reviewed whether there have been economies of scale in connection with the management of the fund during its annual renewal of the fund's advisory agreement with Strategic Advisers at its September 2014 Board meeting, as well as the information provided by Strategic Advisers in connection with the upcoming renewal of the fund's advisory agreement with Strategic Advisers at its September 2015 Board meeting.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the Amended Sub-Advisory Agreement's fee structure bears a reasonable relationship to the services to be rendered and that the Amended Sub-Advisory Agreement should be approved because the agreement is in the best interests of the fund and its shareholders. The Board also concluded that the sub-advisory fees to be charged thereunder will be based on services provided that will be in addition to, rather than duplicative of services provided under the advisory contract of any underlying fund in which the fund may invest. In addition, the Board concluded that the approval of the Amended Sub-Advisory Agreement does not involve a conflict of interest from which Strategic Advisers or its affiliates derive an inappropriate advantage.

Strategic Advisers Growth Multi-Manager Fund

On September 16, 2015, the Board of Trustees, including the Independent Trustees (together, the Board), voted at an in-person meeting to approve an amendment to the fee schedule in the existing sub-advisory agreement (the Current Sub-Advisory Agreement) with Morgan Stanley Investment Management, Inc. (MSIM) for the fund (the Amended Sub-Advisory Agreement), which has the potential to lower the amount of fees paid by Strategic Advisers, Inc. (Strategic Advisers) to MSIM, on behalf of the fund. The terms of the Amended Sub-Advisory Agreement are identical to those of the Current Sub-Advisory Agreement, except with respect to the date of execution and the fee schedule.

The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, considered a broad range of information it believed relevant to the approval of the Amended Sub-Advisory Agreement.

In considering whether to approve the Amended Sub-Advisory Agreement, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the approval of the Amended Sub-Advisory Agreement is in the best interests of the fund and its shareholders and that the approval of such agreement does not involve a conflict of interest from which Strategic Advisers or its affiliates derive an inappropriate advantage. Also, the Board found that the advisory fees to be charged under the Amended Sub-Advisory Agreement bear a reasonable relationship to the services to be rendered and will be based upon services provided that will be in addition to, rather than duplicative of services provided under the advisory contract of any underlying fund in which the fund may invest. The Board's decision to approve the Amended Sub-Advisory Agreement was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board.

Semiannual Report

Nature, Extent, and Quality of Services Provided. The Board considered that it reviewed information regarding the staffing within MSIM, including the backgrounds of its investment personnel, and also took into consideration the fund's investment objective, strategies and related investment philosophy in connection with the annual renewal of the Current Sub-Advisory Agreement at its September 2015 Board meeting.

The Board considered that the Amended Sub-Advisory Agreement will not result in any changes to the services provided to the fund. The Board also considered that the Amended Sub-Advisory Agreement would not result in any changes to (i) the investment process or strategies employed in the management of the fund's assets or (ii) the day-to-day management of the fund or the persons primarily responsible for such management.

Investment Performance. The Board also considered that it reviewed historical investment performance of MSIM in managing fund assets in connection with the Board's renewal of the Current Sub-Advisory Agreement at its September 2015 Board meeting. The Board did not consider performance to be a material factor in its decision to approve the Amended Sub-Advisory Agreement because the Amended Sub-Advisory Agreement would not result in any changes to the fund's investment processes or strategies or in the persons primarily responsible for the day-to-day management of the fund.

Based on its review, the Board concluded that the nature, extent, and quality of services that will be provided to the fund under the Amended Sub-Advisory Agreement will continue to benefit the fund's shareholders.

Competitiveness of Management Fee and Total Fund Expenses.

The Board considered that the new fee schedule will lower the amount of fees paid by Strategic Advisers to MSIM on behalf of the fund. The Board also considered that the Amended Sub-Advisory Agreement would not result in any changes to the fund's maximum aggregate annual management fee rate, Strategic Advisers' portion of the fund's management fee or Strategic Advisers' expense reimbursement arrangements for each class of the fund. The Board also considered that the Amended Sub-Advisory Agreement has the potential to reduce total net fund expenses by the same amount as any resulting decrease in the fund's management fee. Based on its review, the Board concluded that the fund's management fee structure and total expenses continue to bear a reasonable relationship to the services that the fund and its shareholders will receive and the other factors considered.

Because the Amended Sub-Advisory Agreement was negotiated at arm's length and will have no impact on the maximum management fees payable by the fund, the Board did not consider the fund's investment performance or costs of services and profitability to be significant factors in its decision to approve the Amended Sub-Advisory Agreement.

Potential Fall-Out Benefits. The Board considered that it reviewed information regarding the potential of direct and indirect benefits to Strategic Advisers and its affiliates from their relationships with the fund, including non-advisory fee compensation paid to affiliates of Strategic Advisers, if any, during its annual renewal of the fund's advisory agreement with Strategic Advisers at its September 2015 Board meeting.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Possible Economies of Scale. The Board considered that the Amended Sub-Advisory Agreement provides for breakpoints that have the potential to further reduce sub-advisory fees paid to MSIM as assets allocated to MSIM grow. The Board also considered that it reviewed whether there have been economies of scale in connection with the management of the fund during its annual renewal of the fund's advisory agreement with Strategic Advisers at its September 2015 Board meeting.

Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the Amended Sub-Advisory Agreement's fee structure bears a reasonable relationship to the services to be rendered and that the Amended Sub-Advisory Agreement should be approved because the agreement is in the best interests of the fund and its shareholders. The Board also concluded that the sub-advisory fees to be charged thereunder will be based on services provided that will be in addition to, rather than duplicative of services provided under the advisory contract of any underlying fund in which the fund may invest. In addition, the Board concluded that the approval of the Amended Sub-Advisory Agreement does not involve a conflict of interest from which Strategic Advisers or its affiliates derive an inappropriate advantage.

Semiannual Report

Investment Adviser

Strategic Advisers, Inc.
Boston, MA

Investment Sub-Advisers

ClariVest Asset Management LLC

Loomis, Sayles & Company, L.P.

Massachusetts Financial
Services Company

Morgan Stanley Investment
Management Inc.

FIAM LLC

Waddell & Reed Investment
Management Company

General Distributor

Fidelity Distributors Corporation
Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

The Bank of New York Mellon

New York, NY

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
245 Summer St., Boston, MA 02210
www.fidelity.com

MMG-USAN-0116
1.931555.103

Strategic Advisers®
Core Multi-Manager Fund

Class F

Semiannual Report

November 30, 2015

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Board Approval of Investment Advisory Contracts and Management Fees	(Click Here)

To view a fund's proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-835-5095 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2016 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (June 1, 2015 to November 30, 2015).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition to the direct expenses incurred by the Fund presented in the table, as a shareholder of the underlying mutual funds (the Underlying Funds), the Fund also indirectly bears its proportionate share of the expenses of the Underlying Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition to the direct expenses incurred by the Fund presented in the table, as a shareholder of the Underlying Funds, the Fund also indirectly bears its proportionate share of the expenses of the Underlying Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense RatioB	Beginning Account Value June 1, 2015	Ending Account Value November 30, 2015	Expenses Paid During PeriodC June 1, 2015 to November 30, 2015
Core Multi-Manager	.97%
Actual		$ 1,000.00	$ 993.30	$ 4.83
HypotheticalA		$ 1,000.00	$ 1,020.15	$ 4.90
Class F	.87%
Actual		$ 1,000.00	$ 994.10	$ 4.34
HypotheticalA		$ 1,000.00	$ 1,020.65	$ 4.39
Class L	.97%
Actual		$ 1,000.00	$ 993.30	$ 4.83
HypotheticalA		$ 1,000.00	$ 1,020.15	$ 4.90
Class N	1.22%
Actual		$ 1,000.00	$ 991.40	$ 6.07
HypotheticalA		$ 1,000.00	$ 1,018.90	$ 6.16

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

C Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period). The fees and expenses of the Underlying Funds in which the Fund invests are not included in the Fund's annualized expense ratio.

Semiannual Report

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Top Ten Holdings as of November 30, 2015
(excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	2.9	3.3
Microsoft Corp.	2.3	1.8
Alphabet, Inc. Class C	2.2	1.2
PepsiCo, Inc.	1.6	1.0
Wells Fargo & Co.	1.5	1.6
Honeywell International, Inc.	1.5	0.8
Johnson & Johnson	1.5	1.1
Citigroup, Inc.	1.5	1.6
General Electric Co.	1.5	1.1
Danaher Corp.	1.3	0.8
	17.8
Top Five Market Sectors as of November 30, 2015
(stocks only)	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	18.3	19.0
Health Care	15.4	14.9
Financials	14.4	14.0
Consumer Discretionary	12.6	12.7
Industrials	11.8	11.0
Asset Allocation (% of fund's net assets)
As of November 30, 2015	As of May 31, 2015
Common Stocks 95.2%	Common Stocks 95.5%
Convertible Bonds 0.0%	Convertible Bonds 0.0%
Short-Term Investments and Net Other Assets (Liabilities) 4.8%	Short-Term Investments and Net Other Assets (Liabilities) 4.5%

Asset allocations of equity funds in the pie charts reflect the categorizations of assets as defined by Morningstar as of the reporting dates indicated above.
Percentages shown as 0.0% may reflect amounts less than 0.05%.

Semiannual Report

Investments November 30, 2015 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.2%
	Shares	Value
CONSUMER DISCRETIONARY - 12.6%
Auto Components - 0.2%
BorgWarner, Inc.	764	$ 32,615
Delphi Automotive PLC	328	28,825
Johnson Controls, Inc.	1,864	85,744
		147,184
Automobiles - 0.3%
Ford Motor Co.	1,808	25,909
General Motors Co.	1,253	45,359
Harley-Davidson, Inc.	1,139	55,720
Tesla Motors, Inc. (a)	123	28,322
		155,310
Hotels, Restaurants & Leisure - 2.1%
Carnival Corp. unit	750	37,898
Chipotle Mexican Grill, Inc. (a)	153	88,671
Dunkin' Brands Group, Inc.	377	15,992
Hilton Worldwide Holdings, Inc.	1,925	44,699
Las Vegas Sands Corp.	355	15,641
McDonald's Corp.	2,321	264,965
MGM Mirage, Inc. (a)	1,257	28,584
Norwegian Cruise Line Holdings Ltd. (a)	684	39,289
Royal Caribbean Cruises Ltd.	411	38,063
Starbucks Corp.	2,996	183,924
Wyndham Worldwide Corp.	6,380	484,370
Yum! Brands, Inc.	595	43,143
		1,285,239
Household Durables - 0.4%
D.R. Horton, Inc.	812	26,236
Harman International Industries, Inc.	349	36,003
Lennar Corp. Class A	2,750	140,828
PulteGroup, Inc.	1,190	23,181
Toll Brothers, Inc. (a)	370	13,757
		240,005
Internet & Catalog Retail - 1.5%
Amazon.com, Inc. (a)	839	557,767
Netflix, Inc. (a)	431	53,155
Priceline Group, Inc. (a)	208	259,761
TripAdvisor, Inc. (a)	580	47,775
		918,458
Leisure Products - 0.1%
Mattel, Inc.	2,766	68,763
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Media - 4.9%
Charter Communications, Inc. Class A (a)	3,023	$ 566,389
Comcast Corp.:
Class A	12,279	747,300
Class A (special) (non-vtg.)	1,928	117,685
DISH Network Corp. Class A (a)	650	40,762
Liberty Media Corp. Class A (a)	2,565	103,908
MSG Network, Inc. Class A (a)	5,839	115,495
News Corp. Class A	2,610	37,454
The Madison Square Garden Co. (a)	1,641	266,597
The Walt Disney Co.	3,483	395,216
Time Warner Cable, Inc.	360	66,517
Time Warner, Inc.	4,264	298,395
Twenty-First Century Fox, Inc. Class A	5,897	174,020
Viacom, Inc. Class B (non-vtg.)	867	43,168
		2,972,906
Multiline Retail - 0.2%
Dollar General Corp.	393	25,706
Target Corp.	1,579	114,478
		140,184
Specialty Retail - 2.4%
AutoNation, Inc. (a)	2,294	146,632
AutoZone, Inc. (a)	140	109,728
Best Buy Co., Inc.	729	23,168
CarMax, Inc. (a)	1,487	85,205
Home Depot, Inc.	3,148	421,454
L Brands, Inc.	713	68,027
Lowe's Companies, Inc.	4,557	349,066
Ross Stores, Inc.	1,498	77,911
Tiffany & Co., Inc.	407	32,430
TJX Companies, Inc.	1,686	119,032
Tractor Supply Co.	328	29,307
		1,461,960
Textiles, Apparel & Luxury Goods - 0.5%
Hanesbrands, Inc.	3,323	101,916
NIKE, Inc. Class B	1,281	169,451
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Textiles, Apparel & Luxury Goods - continued
Ralph Lauren Corp.	226	$ 28,071
VF Corp.	559	36,167
		335,605
TOTAL CONSUMER DISCRETIONARY		7,725,614
CONSUMER STAPLES - 11.2%
Beverages - 4.4%
Anheuser-Busch InBev SA NV ADR	16	2,055
Coca-Cola Enterprises, Inc.	11,163	561,499
Diageo PLC	1,247	35,766
Dr. Pepper Snapple Group, Inc.	681	61,120
Molson Coors Brewing Co. Class B	7,308	672,555
PepsiCo, Inc.	9,969	998,495
SABMiller PLC	79	4,797
The Coca-Cola Co.	8,598	366,447
		2,702,734
Food & Staples Retailing - 2.4%
Costco Wholesale Corp.	1,137	183,535
CVS Health Corp.	6,913	650,444
Kroger Co.	9,392	353,703
Rite Aid Corp. (a)	1,688	13,301
Sysco Corp.	1,001	41,141
Wal-Mart Stores, Inc.	1,579	92,908
Walgreens Boots Alliance, Inc.	1,568	131,759
Whole Foods Market, Inc.	1,021	29,762
		1,496,553
Food Products - 2.2%
Bunge Ltd.	443	29,508
ConAgra Foods, Inc.	1,308	53,536
General Mills, Inc.	1,276	73,702
Kellogg Co.	1,623	111,614
Keurig Green Mountain, Inc.	880	46,112
Mead Johnson Nutrition Co. Class A	1,127	90,825
Mondelez International, Inc.	17,279	754,401
The Hershey Co.	177	15,277
The Kraft Heinz Co.	737	54,310
Tyson Foods, Inc. Class A	2,214	110,700
		1,339,985
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Household Products - 0.8%
Colgate-Palmolive Co.	693	$ 45,516
Henkel AG & Co. KGaA	282	27,068
Procter & Gamble Co.	5,523	413,341
		485,925
Personal Products - 0.0%
Estee Lauder Companies, Inc. Class A	56	4,711
Tobacco - 1.4%
Altria Group, Inc.	1,697	97,747
British American Tobacco PLC sponsored ADR	398	46,065
Philip Morris International, Inc.	5,003	437,212
Reynolds American, Inc.	5,649	261,266
		842,290
TOTAL CONSUMER STAPLES		6,872,198
ENERGY - 5.4%
Energy Equipment & Services - 0.5%
Baker Hughes, Inc.	994	53,746
Cameron International Corp. (a)	430	29,365
Halliburton Co.	2,147	85,558
Schlumberger Ltd.	1,888	145,659
		314,328
Oil, Gas & Consumable Fuels - 4.9%
Anadarko Petroleum Corp.	1,235	73,977
Apache Corp.	2,012	98,950
Cabot Oil & Gas Corp.	1,126	21,203
Canadian Natural Resources Ltd.	549	13,295
Chevron Corp.	5,051	461,257
Cimarex Energy Co.	485	57,725
Columbia Pipeline Group, Inc.	1,444	27,681
Concho Resources, Inc. (a)	604	66,102
ConocoPhillips Co.	1,439	77,778
Continental Resources, Inc. (a)	815	29,585
EOG Resources, Inc.	1,623	135,407
EQT Corp.	1,192	68,206
Exxon Mobil Corp.	9,321	761,153
HollyFrontier Corp.	415	19,953
Imperial Oil Ltd.	1,337	43,430
Kinder Morgan, Inc.	1,595	37,594
Magellan Midstream Partners LP	272	17,008
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Marathon Petroleum Corp.	1,979	$ 115,593
Noble Energy, Inc.	1,136	41,657
Occidental Petroleum Corp.	4,179	315,891
Phillips 66 Co.	243	22,242
Pioneer Natural Resources Co.	287	41,543
Range Resources Corp.	744	21,264
Spectra Energy Corp.	1,300	34,060
Suncor Energy, Inc.	6,041	166,920
The Williams Companies, Inc.	905	33,087
Total SA sponsored ADR	1,190	58,846
Valero Energy Corp.	1,866	134,091
		2,995,498
TOTAL ENERGY		3,309,826
FINANCIALS - 14.4%
Banks - 6.6%
Bank of America Corp.	25,304	441,049
BB&T Corp.	625	24,138
Citigroup, Inc.	16,907	914,500
East West Bancorp, Inc.	406	17,612
Fifth Third Bancorp	900	18,603
JPMorgan Chase & Co.	11,321	754,884
M&T Bank Corp.	832	104,275
PNC Financial Services Group, Inc.	451	43,075
Standard Chartered PLC:
rights 12/10/15 (a)	390	535
(United Kingdom)	1,368	11,480
SVB Financial Group (a)	188	24,906
U.S. Bancorp	16,550	726,380
Wells Fargo & Co.	17,007	937,086
		4,018,523
Capital Markets - 2.1%
Ameriprise Financial, Inc.	801	90,473
Bank of New York Mellon Corp.	3,904	171,151
BlackRock, Inc. Class A	321	116,754
Charles Schwab Corp.	2,953	99,546
E*TRADE Financial Corp. (a)	1,829	55,656
Franklin Resources, Inc.	113	4,737
Goldman Sachs Group, Inc.	708	134,534
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Capital Markets - continued
Invesco Ltd.	647	$ 21,797
LPL Financial	480	22,070
Morgan Stanley	8,302	284,759
Northern Trust Corp.	915	68,570
Och-Ziff Capital Management Group LLC Class A	1,637	10,117
State Street Corp.	2,882	209,176
TD Ameritrade Holding Corp.	699	25,604
		1,314,944
Consumer Finance - 0.4%
American Express Co.	1,094	78,374
Discover Financial Services	1,518	86,162
Synchrony Financial (a)	3,064	97,527
		262,063
Diversified Financial Services - 1.5%
Berkshire Hathaway, Inc. Class B (a)	2,684	359,898
CME Group, Inc.	1,607	156,924
IntercontinentalExchange, Inc.	476	123,684
McGraw Hill Financial, Inc.	2,572	248,121
		888,627
Insurance - 2.0%
ACE Ltd.	1,425	163,661
American International Group, Inc.	3,179	202,121
Arthur J. Gallagher & Co.	273	11,944
CNA Financial Corp.	1,103	40,524
FNF Group	655	23,482
Genworth Financial, Inc. Class A (a)	2,474	12,494
Loews Corp.	2,644	100,181
Marsh & McLennan Companies, Inc.	2,890	159,817
MetLife, Inc.	4,533	231,591
The Chubb Corp.	780	101,813
Willis Group Holdings PLC	1,200	55,152
XL Group PLC Class A	2,950	112,631
		1,215,411
Real Estate Investment Trusts - 1.8%
American Tower Corp.	1,532	152,250
AvalonBay Communities, Inc.	633	115,073
Crown Castle International Corp.	4,458	382,987
Federal Realty Investment Trust (SBI)	221	32,381
General Growth Properties, Inc.	1,080	27,508
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
Iron Mountain, Inc.	922	$ 25,613
Prologis, Inc.	1,099	46,982
Public Storage	171	41,050
Simon Property Group, Inc.	864	160,911
SL Green Realty Corp.	226	26,686
Vornado Realty Trust	627	60,669
Weyerhaeuser Co.	979	31,494
		1,103,604
TOTAL FINANCIALS		8,803,172
HEALTH CARE - 15.4%
Biotechnology - 3.4%
AbbVie, Inc.	3,051	177,416
Alexion Pharmaceuticals, Inc. (a)	957	170,767
Amgen, Inc.	2,587	416,766
Baxalta, Inc.	10,677	367,075
Biogen, Inc. (a)	544	156,052
BioMarin Pharmaceutical, Inc. (a)	264	25,178
Celgene Corp. (a)	1,222	133,748
Gilead Sciences, Inc.	3,638	385,482
Incyte Corp. (a)	328	37,471
Intercept Pharmaceuticals, Inc. (a)	100	17,651
Regeneron Pharmaceuticals, Inc. (a)	157	85,487
Vertex Pharmaceuticals, Inc. (a)	900	116,424
		2,089,517
Health Care Equipment & Supplies - 3.8%
Abbott Laboratories	17,569	789,199
Baxter International, Inc.	2,490	93,749
Becton, Dickinson & Co.	3,355	504,089
Boston Scientific Corp. (a)	4,568	83,503
Intuitive Surgical, Inc. (a)	163	84,763
Medtronic PLC	8,717	656,739
St. Jude Medical, Inc.	111	7,004
Stryker Corp.	831	80,158
		2,299,204
Health Care Providers & Services - 2.2%
Aetna, Inc.	1,197	122,992
Anthem, Inc.	478	62,322
Cigna Corp.	160	21,597
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Providers & Services - continued
DaVita HealthCare Partners, Inc. (a)	639	$ 46,673
Express Scripts Holding Co. (a)	1,428	122,065
HCA Holdings, Inc. (a)	470	31,988
Humana, Inc.	587	99,003
McKesson Corp.	1,699	321,706
UnitedHealth Group, Inc.	4,744	534,696
		1,363,042
Life Sciences Tools & Services - 0.3%
Agilent Technologies, Inc.	1,142	47,758
Illumina, Inc. (a)	133	24,459
Thermo Fisher Scientific, Inc.	696	96,326
		168,543
Pharmaceuticals - 5.7%
Allergan PLC (a)	1,255	393,932
Bristol-Myers Squibb Co.	5,274	353,411
Eli Lilly & Co.	2,831	232,255
GlaxoSmithKline PLC sponsored ADR	2,243	90,864
Johnson & Johnson	9,045	915,716
Mallinckrodt PLC (a)	1,237	84,005
Merck & Co., Inc.	1,150	60,962
Mylan N.V.	716	36,731
Novartis AG sponsored ADR	93	7,927
Pfizer, Inc.	22,236	728,674
Shire PLC sponsored ADR	709	147,727
Teva Pharmaceutical Industries Ltd. sponsored ADR	7,125	448,376
Valeant Pharmaceuticals International, Inc. (Canada) (a)	163	14,689
		3,515,269
TOTAL HEALTH CARE		9,435,575
INDUSTRIALS - 11.8%
Aerospace & Defense - 5.3%
Honeywell International, Inc.	8,962	931,600
L-3 Communications Holdings, Inc.	223	27,297
Lockheed Martin Corp.	2,097	459,579
Northrop Grumman Corp.	3,603	671,455
Raytheon Co.	3,031	375,935
Rockwell Collins, Inc.	260	24,097
Textron, Inc.	3,003	128,138
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Aerospace & Defense - continued
The Boeing Co.	2,547	$ 370,461
United Technologies Corp.	2,869	275,567
		3,264,129
Air Freight & Logistics - 0.4%
FedEx Corp.	977	154,894
United Parcel Service, Inc. Class B	870	89,619
		244,513
Airlines - 0.7%
American Airlines Group, Inc.	2,536	104,635
Delta Air Lines, Inc.	4,297	199,639
United Continental Holdings, Inc. (a)	2,155	120,098
		424,372
Building Products - 0.2%
Allegion PLC	1,019	68,487
Fortune Brands Home & Security, Inc.	329	18,085
Masco Corp.	849	25,394
		111,966
Commercial Services & Supplies - 0.3%
Republic Services, Inc.	254	11,158
Tyco International Ltd.	3,895	137,532
Waste Connections, Inc.	318	17,331
		166,021
Construction & Engineering - 0.0%
Fluor Corp.	767	37,276
Electrical Equipment - 0.3%
Eaton Corp. PLC	1,558	90,613
Emerson Electric Co.	633	31,650
Sensata Technologies Holding BV (a)	1,234	56,530
		178,793
Industrial Conglomerates - 2.9%
Danaher Corp.	8,289	798,977
General Electric Co.	30,274	906,404
Roper Industries, Inc.	249	48,179
		1,753,560
Machinery - 0.5%
Cummins, Inc.	61	6,123
Deere & Co.	716	56,972
Flowserve Corp.	1,757	81,244
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Machinery - continued
Illinois Tool Works, Inc.	240	$ 22,555
PACCAR, Inc.	1,005	52,220
Pentair PLC	1,038	58,855
Stanley Black & Decker, Inc.	356	38,861
		316,830
Professional Services - 0.1%
Equifax, Inc.	125	13,938
Nielsen Holdings PLC	837	39,071
		53,009
Road & Rail - 1.1%
Canadian National Railway Co.	651	38,857
Canadian Pacific Railway Ltd.	1,677	247,246
CSX Corp.	2,895	82,305
Norfolk Southern Corp.	851	80,896
Union Pacific Corp.	2,446	205,342
		654,646
Trading Companies & Distributors - 0.0%
AerCap Holdings NV (a)	191	8,679
TOTAL INDUSTRIALS		7,213,794
INFORMATION TECHNOLOGY - 18.3%
Communications Equipment - 1.1%
Cisco Systems, Inc.	16,361	445,837
QUALCOMM, Inc.	5,100	248,829
		694,666
Electronic Equipment & Components - 0.2%
Keysight Technologies, Inc. (a)	580	17,870
TE Connectivity Ltd.	1,461	98,018
		115,888
Internet Software & Services - 4.5%
Akamai Technologies, Inc. (a)	770	44,360
Alphabet, Inc.:
Class A (a)	507	386,765
Class C	1,814	1,347,076
eBay, Inc. (a)	4,379	129,575
Facebook, Inc. Class A (a)	6,253	651,813
LinkedIn Corp. Class A (a)	105	25,527
Twitter, Inc. (a)	772	19,609
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Internet Software & Services - continued
Velti PLC (a)(d)	976	$ 3
VeriSign, Inc. (a)	820	73,341
Yahoo!, Inc. (a)	2,966	100,280
		2,778,349
IT Services - 3.7%
Accenture PLC Class A	1,641	175,948
Alliance Data Systems Corp. (a)	1,000	286,850
Amdocs Ltd.	1,042	58,946
ASAC II LP (a)(d)	1,527	39,501
Automatic Data Processing, Inc.	861	74,270
Cognizant Technology Solutions Corp. Class A (a)	1,746	112,757
Fidelity National Information Services, Inc.	1,377	87,674
First Data Corp.	1,218	18,416
First Data Corp. Class A (a)	115	1,932
IBM Corp.	1,228	171,208
MasterCard, Inc. Class A	3,713	363,577
PayPal Holdings, Inc. (a)	3,405	120,060
Sabre Corp.	3,818	111,715
Vantiv, Inc. (a)	4,177	220,170
Visa, Inc. Class A	5,086	401,845
Xerox Corp.	2,992	31,566
		2,276,435
Semiconductors & Semiconductor Equipment - 2.0%
Analog Devices, Inc.	4,802	295,947
Applied Materials, Inc.	7,631	143,234
Avago Technologies Ltd.	997	130,059
Broadcom Corp. Class A	894	48,839
Intel Corp.	3,059	106,361
KLA-Tencor Corp.	152	10,103
Lam Research Corp.	1,827	142,871
Microchip Technology, Inc.	1,640	79,179
Micron Technology, Inc. (a)	3,553	56,599
NXP Semiconductors NV (a)	1,290	120,563
Texas Instruments, Inc.	610	35,453
Xilinx, Inc.	720	35,777
		1,204,985
Software - 3.5%
Adobe Systems, Inc. (a)	1,007	92,100
Electronic Arts, Inc. (a)	1,657	112,328
Microsoft Corp.	25,720	1,397,882
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Software - continued
Oracle Corp.	7,418	$ 289,079
Red Hat, Inc. (a)	1,384	112,671
Salesforce.com, Inc. (a)	1,574	125,432
		2,129,492
Technology Hardware, Storage & Peripherals - 3.3%
Apple, Inc.	14,741	1,743,860
EMC Corp.	3,665	92,871
HP, Inc.	600	7,524
SanDisk Corp.	246	18,172
Seagate Technology LLC	1,941	69,760
Western Digital Corp.	1,306	81,507
		2,013,694
TOTAL INFORMATION TECHNOLOGY		11,213,509
MATERIALS - 3.2%
Chemicals - 2.3%
Air Products & Chemicals, Inc.	270	36,960
Airgas, Inc.	703	97,155
Ashland, Inc.	783	88,205
Axiall Corp.	350	7,294
Celanese Corp. Class A	1,001	70,821
CF Industries Holdings, Inc.	2,587	119,364
E.I. du Pont de Nemours & Co.	3,206	215,892
Ecolab, Inc.	652	77,692
LyondellBasell Industries NV Class A	2,185	209,367
Monsanto Co.	1,529	145,500
PPG Industries, Inc.	261	27,598
Praxair, Inc.	42	4,738
RPM International, Inc.	993	46,651
Syngenta AG:
sponsored ADR	140	10,361
(Switzerland)	93	34,252
The Dow Chemical Co.	4,204	219,155
The Mosaic Co.	973	30,786
		1,441,791
Construction Materials - 0.3%
Martin Marietta Materials, Inc.	597	93,968
Vulcan Materials Co.	1,148	117,865
		211,833
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Containers & Packaging - 0.4%
Ball Corp.	424	$ 29,434
Crown Holdings, Inc. (a)	676	35,091
Sealed Air Corp.	3,528	160,030
		224,555
Metals & Mining - 0.1%
Alcoa, Inc.	2,578	24,130
Franco-Nevada Corp.	262	12,593
Freeport-McMoRan, Inc.	957	7,828
Nucor Corp.	627	25,989
Teck Resources Ltd. Class B (sub. vtg.)	518	2,203
United States Steel Corp.	651	5,254
		77,997
Paper & Forest Products - 0.1%
International Paper Co.	864	36,141
TOTAL MATERIALS		1,992,317
TELECOMMUNICATION SERVICES - 1.3%
Diversified Telecommunication Services - 1.2%
AT&T, Inc.	6,320	212,794
Verizon Communications, Inc.	11,599	527,175
		739,969
Wireless Telecommunication Services - 0.1%
T-Mobile U.S., Inc. (a)	1,769	62,800
TOTAL TELECOMMUNICATION SERVICES		802,769
UTILITIES - 1.6%
Electric Utilities - 0.9%
American Electric Power Co., Inc.	622	34,838
Edison International	2,518	149,468
Exelon Corp.	932	25,453
FirstEnergy Corp.	3,922	123,112
ITC Holdings Corp.	426	15,711
NextEra Energy, Inc.	342	34,152
PPL Corp.	925	31,487
Xcel Energy, Inc.	2,816	100,419
		514,640
Common Stocks - continued
	Shares	Value
UTILITIES - continued
Gas Utilities - 0.1%
Amerigas Partners LP	353	$ 13,841
Atmos Energy Corp.	600	37,386
		51,227
Multi-Utilities - 0.6%
CMS Energy Corp.	639	22,378
DTE Energy Co.	680	54,733
NiSource, Inc.	4,600	88,274
PG&E Corp.	4,075	214,865
		380,250
Water Utilities - 0.0%
American Water Works Co., Inc.	205	11,841
TOTAL UTILITIES		957,958
TOTAL COMMON STOCKS (Cost $45,211,137)		58,326,732
Convertible Preferred Stocks - 0.0%

CONSUMER DISCRETIONARY - 0.0%
Internet & Catalog Retail - 0.0%
The Honest Co., Inc. Series D (d) (Cost $6,909)	151	6,909
U.S. Treasury Obligations - 0.1%
	Principal Amount
U.S. Treasury Bills, yield at date of purchase 0.1% 1/28/16 (c) (Cost $79,987)	$ 80,000	79,992
Money Market Funds - 4.7%
	Shares	Value
Dreyfus Treasury & Agency Cash Management Fund Institutional Shares, 0.01% (b) (Cost $2,881,383)	2,881,383	$ 2,881,383
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $48,179,416)		61,295,016
NET OTHER ASSETS (LIABILITIES) - 0.0%		(7,324)
NET ASSETS - 100%		$ 61,287,692
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
15 CME E-mini S&P 500 Index Contracts (United States)	Dec. 2015	$ 1,559,850	$ 105,000

The face value of futures purchased as a percentage of net assets is 2.5%
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end.
(c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $79,992.

(d) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $46,413 or 0.1% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
ASAC II LP	10/10/13	$ 15,270
The Honest Co., Inc. Series D	8/12/15	$ 6,909
Velti PLC	4/19/13	$ 1,464
Other Information

The following is a summary of the inputs used, as of November 30, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 7,732,523	$ 7,725,614	$ -	$ 6,909
Consumer Staples	6,872,198	6,836,432	35,766	-
Energy	3,309,826	3,309,826	-	-
Financials	8,803,172	8,803,172	-	-
Health Care	9,435,575	9,435,575	-	-
Industrials	7,213,794	7,213,794	-	-
Information Technology	11,213,509	11,155,589	18,419	39,501
Materials	1,992,317	1,958,065	34,252	-
Telecommunication Services	802,769	802,769	-	-
Utilities	957,958	957,958	-	-
U.S. Treasury Obligations	79,992	-	79,992	-
Money Market Funds	2,881,383	2,881,383	-	-
Total Investments in Securities:	$ 61,295,016	$ 61,080,177	$ 168,429	$ 46,410
Derivative Instruments:
Assets
Futures Contracts	$ 105,000	$ 105,000	$ -	$ -
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of November 30, 2015. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts (a)	$ 105,000	$ -
Total Value of Derivatives	$ 105,000	$ -

(a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. Only the period end receivable or payable for daily variation margin and net unrealized appreciation (depreciation) are presented in the Statement of Assets and Liabilities.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	November 30, 2015 (Unaudited)
Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $48,179,416)		$ 61,295,016
Receivable for investments sold		503,791
Receivable for fund shares sold		1,223
Dividends receivable		121,947
Prepaid expenses		123
Receivable from investment adviser for expense reductions		8,344
Other receivables		486
Total assets		61,930,930
Liabilities
Payable for investments purchased	$ 467,090
Payable for fund shares redeemed	18,106
Accrued management fee	30,319
Distribution and service plan fees payable	25
Payable for daily variation margin for derivative instruments	7,575
Custodian fees payable	89,425
Other affiliated payables	6,291
Other payables and accrued expenses	24,407
Total liabilities		643,238
Net Assets		$ 61,287,692
Net Assets consist of:
Paid in capital		$ 47,574,327
Undistributed net investment income		246,568
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		246,272
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		13,220,525
Net Assets		$ 61,287,692

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

November 30, 2015 (Unaudited)
Core Multi-Manager:
Net Asset Value, offering price and redemption price per share ($58,112,572 ÷ 4,764,315 shares)	$ 12.20

Class F:
Net Asset Value, offering price and redemption price per share ($2,935,137 ÷ 239,848 shares)	$ 12.24

Class L:
Net Asset Value, offering price and redemption price per share ($120,296 ÷ 9,861 shares)	$ 12.20

Class N:
Net Asset Value, offering price and redemption price per share ($119,687 ÷ 9,826 shares)	$ 12.18

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended November 30, 2015 (Unaudited)
Investment Income
Dividends:
Unaffiliated issuers		$ 536,257
Interest		215
Total income		536,472
Expenses
Management fee	$ 181,188
Transfer agent fees	28,264
Distribution and service plan fees	147
Accounting fees and expenses	11,793
Custodian fees and expenses	87,046
Independent trustees' compensation	325
Registration fees	37,071
Audit	26,585
Legal	299
Miscellaneous	254
Total expenses before reductions	372,972
Expense reductions	(81,493)	291,479
Net investment income (loss)		244,993
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	624,716
Foreign currency transactions	(3,630)
Futures contracts	(76,270)
Total net realized gain (loss)		544,816
Change in net unrealized appreciation (depreciation) on: Investment securities	(1,319,908)
Assets and liabilities in foreign currencies	(8)
Futures contracts	68,159
Total change in net unrealized appreciation (depreciation)		(1,251,757)
Net gain (loss)		(706,941)
Net increase (decrease) in net assets resulting from operations		$ (461,948)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended November 30, 2015 (Unaudited)	Year ended May 31, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 244,993	$ 467,085
Net realized gain (loss)	544,816	6,941,722
Change in net unrealized appreciation (depreciation)	(1,251,757)	(1,350,852)
Net increase (decrease) in net assets resulting from operations	(461,948)	6,057,955
Distributions to shareholders from net investment income	(207,624)	(502,834)
Distributions to shareholders from net realized gain	(3,474,996)	(10,159,157)
Total distributions	(3,682,620)	(10,661,991)
Share transactions - net increase (decrease)	1,886,502	5,466,347
Total increase (decrease) in net assets	(2,258,066)	862,311
Net Assets
Beginning of period	63,545,758	62,683,447
End of period (including undistributed net investment income of $246,568 and undistributed net investment income of $209,199, respectively)	$ 61,287,692	$ 63,545,758

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Strategic Advisers Core Multi-Manager Fund

	Six months ended November 30, 2015	Years ended May 31,
	(Unaudited)	2015	2014	2013	2012 E
Selected Per-Share Data
Net asset value, beginning of period	$ 13.07	$ 14.28	$ 13.02	$ 10.61	$ 10.00
Income from Investment Operations
Net investment income (loss)D	.05	.10	.11	.13	.05
Net realized and unrealized gain (loss)	(.14)	1.28	2.27	2.60	.57
Total from investment operations	(.09)	1.38	2.38	2.73	.62
Distributions from net investment income	(.04)	(.12)	(.11)	(.12)	(.01)
Distributions from net realized gain	(.74)	(2.47)	(1.02)	(.20)	-
Total distributions	(.78)	(2.59)	(1.12)H	(.32)	(.01)
Net asset value, end of period	$ 12.20	$ 13.07	$ 14.28	$ 13.02	$ 10.61
Total ReturnB, C	(.67)%	10.70%	19.49%	26.33%	6.24%
Ratios to Average Net AssetsF
Expenses before reductions	1.23%A	1.14%	1.21%	1.03%	1.10%A
Expenses net of fee waivers, if any	.97%A	.97%	.97%	.97%	.97%A
Expenses net of all reductions	.97%A	.97%	.97%	.96%	.97%A
Net investment income (loss)	.80%A	.78%	.80%	1.12%	.90%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 58,113	$ 60,606	$ 60,938	$ 67,623	$ 53,266
Portfolio turnover rateG	125%A	151%	134%	95%	77%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E For the period November 16, 2011 (commencement of operations) to May 31, 2012.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount does not include the portfolio activity of any Underlying Funds.

H Total distributions of $1.12 per share is comprised of distributions from net investment income of $.108 and distributions from net realized gain of $1.015 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Strategic Advisers Core Multi-Manager Fund Class F

	Six months ended November 30, 2015	Years ended May 31,
	(Unaudited)	2015	2014	2013 E
Selected Per-Share Data
Net asset value, beginning of period	$ 13.10	$ 14.30	$ 13.02	$ 11.62
Income from Investment Operations
Net investment income (loss)D	.05	.11	.12	.06
Net realized and unrealized gain (loss)	(.13)	1.28	2.28	1.46
Total from investment operations	(.08)	1.39	2.40	1.52
Distributions from net investment income	(.04)	(.12)	(.11)	(.08)
Distributions from net realized gain	(.74)	(2.47)	(1.02)	(.04)
Total distributions	(.78)	(2.59)	(1.12)H	(.12)
Net asset value, end of period	$ 12.24	$ 13.10	$ 14.30	$ 13.02
Total ReturnB, C	(.59)%	10.78%	19.66%	13.22%
Ratios to Average Net AssetsF
Expenses before reductions	1.14%A	1.05%	1.11%	.96%A
Expenses net of fee waivers, if any	.87%A	.87%	.87%	.87%A
Expenses net of all reductions	.87%A	.87%	.87%	.86%A
Net investment income (loss)	.90%A	.88%	.90%	1.02%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,935	$ 2,698	$ 1,527	$ 285
Portfolio turnover rateG	125%A	151%	134%	95%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E For the period December 18, 2012 (commencement of sale of shares) to May 31, 2013.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount does not include the portfolio activity of any Underlying Funds.

H Total distributions of $1.12 per share is comprised of distributions from net investment income of $.109 and distributions from net realized gain of $1.015 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Strategic Advisers Core Multi-Manager Fund Class L

	Six months ended November 30, 2015	Years ended May 31,
	(Unaudited)	2015	2014 E
Selected Per-Share Data
Net asset value, beginning of period	$ 13.07	$ 14.29	$ 13.50
Income from Investment Operations
Net investment income (loss)D	.05	.10	.07
Net realized and unrealized gain (loss)	(.14)	1.27	1.19
Total from investment operations	(.09)	1.37	1.26
Distributions from net investment income	(.04)	(.12)	(.06)
Distributions from net realized gain	(.74)	(2.47)	(.41)
Total distributions	(.78)	(2.59)	(.47)
Net asset value, end of period	$ 12.20	$ 13.07	$ 14.29
Total ReturnB, C	(.67)%	10.62%	9.50%
Ratios to Average Net AssetsF
Expenses before reductions	1.23%A	1.14%	1.19%A
Expenses net of fee waivers, if any	.97%A	.97%	.97%A
Expenses net of all reductions	.97%A	.97%	.97%A
Net investment income (loss)	.80%A	.78%	.90%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 120	$ 121	$ 109
Portfolio turnover rateG	125%A	151%	134%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E For the period November 12, 2013 (commencement of sale of shares) to May 31, 2014.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount does not include the portfolio activity of any Underlying Funds.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Strategic Advisers Core Multi-Manager Fund Class N

	Six months ended November 30, 2015	Years ended May 31,
	(Unaudited)	2015	2014 E
Selected Per-Share Data
Net asset value, beginning of period	$ 13.06	$ 14.27	$ 13.50
Income from Investment Operations
Net investment income (loss)D	.03	.07	.05
Net realized and unrealized gain (loss)	(.14)	1.28	1.18
Total from investment operations	(.11)	1.35	1.23
Distributions from net investment income	(.03)	(.09)	(.06)
Distributions from net realized gain	(.74)	(2.47)	(.41)
Total distributions	(.77)	(2.56)	(.46)H
Net asset value, end of period	$ 12.18	$ 13.06	$ 14.27
Total ReturnB, C	(.86)%	10.43%	9.32%
Ratios to Average Net AssetsF
Expenses before reductions	1.48%A	1.39%	1.45%A
Expenses net of fee waivers, if any	1.22%A	1.22%	1.22%A
Expenses net of all reductions	1.22%A	1.22%	1.22%A
Net investment income (loss)	.55%A	.53%	.65%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 120	$ 121	$ 109
Portfolio turnover rateG	125%A	151%	134%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E For the period November 12, 2013 (commencement of sale of shares) to May 31, 2014.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount does not include the portfolio activity of any Underlying Funds.

H Total distributions of $.46 per share is comprised of distributions from net investment income of $.056 and distributions from net realized gain of $.405 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended November 30, 2015 (Unaudited)

1. Organization.

Strategic Advisers Core Multi-Manager Fund (the Fund) is a diversified fund of Fidelity Rutland Square Trust II (the Trust), and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. The Fund is available only to certain employer-sponsored retirement plans and certain Fidelity brokerage or mutual fund accounts. The Fund offers Core Multi Manager, Class F, Class L and Class N shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Strategic Advisers, Inc. (Strategic Advisers) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

Semiannual Report

2. Significant Accounting Policies - continued

Investment Valuation - continued

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

2. Significant Accounting Policies - continued

Investment Valuation - continued

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated open-end mutual fund's NAV is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and is categorized as Level 2 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of November 30, 2015 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Underlying Funds and distributions from ETFs, if any, are recorded on

Semiannual Report

2. Significant Accounting Policies - continued

Investment Transactions and Income - continued

the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Strategic Advisers funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, foreign currency transactions, deferred trustees compensation, partnerships and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 14,083,173
Gross unrealized depreciation	(1,436,463)
Net unrealized appreciation (depreciation) on securities	$ 12,646,710
Tax cost	$ 48,648,306

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

3. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Semiannual Report

3. Derivative Instruments - continued

Risk Exposures and the Use of Derivative Instruments - continued

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risks:

Equity Risk

Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is included in the Statement of Operations.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Derivative Instruments - continued

Futures Contracts - continued

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts." The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

During the period the Fund recognized net realized gain (loss) of $(76,270) and a change in net unrealized appreciation (depreciation) of $68,159 related to its investment in futures contracts. These amounts are included in the Statement of Operations.

4. Purchases and Sales of Investments.

Purchases and sales of securities (including the Underlying Fund shares), other than short-term securities, aggregated $35,941,292 and $37,601,717, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Strategic Advisers (the investment adviser) provides the Fund with investment management related services. For these services, the Fund pays a monthly management fee to the investment adviser. The management fee is calculated by adding the annual management fee rate of .30% of the Fund's average net assets throughout the month payable to the investment adviser to the aggregate of the fee rates, payable monthly, to the Fund's sub-advisers. The Fund's maximum aggregate management fee will not exceed 1.05% of the Fund's average net assets. For the reporting period, the total annualized management fee rate was .59% of the Fund's average net assets.

During the period, the investment adviser waived its management fee as described in the Expense Reductions note.

Sub-Advisers. AllianceBernstein, L.P. (AB), Cornerstone Investment Partners, LLC (through June 29, 2015), First Eagle Investment Management, LLC, J.P. Morgan Investment Management, Inc., OppenheimerFunds, Inc., FIAM LLC (formerly Pyramis Global Advisors, LLC), an affiliate of the investment adviser, and T. Rowe Price Associates, Inc. each served as a sub-adviser for the Fund during the period. Sub-advisers provide discretionary investment advisory services for their allocated portion of the Fund's assets and are paid by the investment adviser and not the Fund for providing these services.

Semiannual Report

5. Fees and Other Transactions with Affiliates - continued

Sub-Advisers - continued

Aristotle Capital Management, LLC, Brandywine Global Investment Management, LLC, ClariVest Asset Management LLC, Loomis Sayles & Company, L.P., LSV Asset Management, Massachusetts Financial Services Company (MFS), Morgan Stanley Investment Management, Inc., Robeco Investment Management, Inc. (d/b/a Boston Partners) and Waddell & Reed Investment Management Co. have been retained to serve as a sub-adviser for the Fund. As of the date of the report, however, these sub-advisers have not been allocated any portion of the Fund's assets. These sub-advisers in the future may provide discretionary investment advisory services for an allocated portion of the Fund's assets and will be paid by the investment adviser for providing these services.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Class N pays Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, a Service Fee based on an annual percentage of Class N's average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Service Fee rate, total service fees and amounts retained by FDC were as follows:

	Service Fee	Total Fees	Retained by FDC
Class N	.25%	$ 147	$ 147

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund, except for Class F. Each class, except for Class F, does not directly pay transfer agent fees with respect to the portion of its assets invested in Underlying Funds. FIIOC receives no fees for providing transfer agency services to Class F. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each applicable class were as follows:

	Amount	% of Class-Level Average Net Assets A
Core Multi-Manager	$ 28,148.10
Class L	58.10
Class N	58.10
	$ 28,264

A Annualized

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Fees and Other Transactions with Affiliates - continued

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The fee is based on the level of average net assets for each month.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $1,042 for the period.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $40 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Expense Reductions.

The investment adviser has contractually agreed to reimburse Core Multi-Manager, Class L and Class N to the extent that annual operating expenses exceed certain levels of average net assets as noted in the table below. This reimbursement will remain in place through July 31, 2016. In addition, the investment adviser has voluntarily agreed to reimburse Class F to the extent that annual operating expenses exceed certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees, are excluded from these reimbursements. The following classes of the Fund were in reimbursement during the period:

	Expense Limitations	Reimbursement
Core Multi-Manager	.97%	$ 74,381
Class F	.87%	3,758
Class L	.97%	154
Class N	1.22%	153

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's expenses by $18.

Semiannual Report

7. Expense Reductions - continued

In addition, during the period the investment adviser reimbursed and/or waived a portion of the fund-level operating expenses in the amount of $1,629 and a portion of class-level operating expenses as follows:

Amount
Core Multi-Manager	$ 1,396
Class L	2
Class N	2
$ 1,400

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended November 30, 2015	Year ended May 31, 2015
From net investment income
Core Multi-Manager	$ 197,107	$ 484,614
Class F	9,822	16,549
Class L	408	976
Class N	287	695
Total	$ 207,624	$ 502,834
From net realized gain
Core Multi-Manager	$ 3,297,069	$ 9,798,347
Class F	164,303	321,329
Class L	6,821	19,746
Class N	6,803	19,735
Total	$ 3,474,996	$ 10,159,157

9. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between funds:

	Shares		Dollars
	Six months ended November 30, 2015	Year ended May 31, 2015	Six months ended November 30, 2015	Year ended May 31, 2015
Core Multi-Manager
Shares sold	23,792	95,933	$ 289,688	$ 1,251,118
Reinvestment of distributions	287,114	796,463	3,494,176	10,282,961
Shares redeemed	(183,434)	(521,747)	(2,328,909)	(7,398,943)
Net increase (decrease)	127,472	370,649	$ 1,454,955	$ 4,135,136

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

9. Share Transactions - continued

	Shares		Dollars
	Six months ended November 30, 2015	Year ended May 31, 2015	Six months ended November 30, 2015	Year ended May 31, 2015
Class F
Shares sold	54,185	90,367	$ 667,925	$ 1,178,800
Reinvestment of distributions	14,273	26,179	174,125	337,878
Shares redeemed	(34,543)	(17,383)	(424,822)	(226,619)
Net increase (decrease)	33,915	99,163	$ 417,228	$ 1,290,059
Class L
Reinvestment of distributions	594	1,605	7,229	20,722
Net increase (decrease)	594	1,605	$ 7,229	$ 20,722
Class N
Reinvestment of distributions	583	1,583	7,090	20,430
Net increase (decrease)	583	1,583	$ 7,090	$ 20,430

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were the owners of record of 94% of the total outstanding shares of the Fund.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Strategic Advisers Core Multi-Manager Fund

Each year the Board of Trustees, including the Independent Trustees (together, the Board), votes at an in-person meeting on the renewal of the management contract with Strategic Advisers, Inc. (Strategic Advisers) and the sub-advisory agreements with Alliance Bernstein L.P. (AB), Aristotle Capital Management (Aristotle), Brandywine Global Investment Management (Brandywine), ClariVest Asset Management (ClariVest), First Eagle Investment Management, LLC (First Eagle), LSV Asset Management (LSV), Massachusetts Financial Services Company (MFS), Morgan Stanley Investment Management (MSIM), OppenheimerFunds, Inc. (OppenheimerFunds), Pyramis Global Advisors, LLC (Pyramis), Robeco Investment Management, Inc. (dba Boston Partners), T. Rowe Price Associates, Inc. (T. Rowe Price), and Waddell & Reed Investment Management Company (WRIMCO) (collectively, the Sub-Advisory Agreements and, together with the management contract, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets at least four times per year and, at each of its meetings, considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The full Board or the Independent Trustees, as appropriate, act on all major matters; however, a portion of the activities of the Board (including certain of those described herein) may be conducted through standing committees that have been established by the Board.

At its September 2015 meeting, the Board, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including, (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expenses relative to peer funds; (iii) the total costs of the services to be provided by and the profits, if any, to be realized by Strategic Advisers from its relationship with the fund; (iv) the extent to which (if any) economies of scale exist and would be realized as the fund grows; and (v) whether any economies of scale are appropriately shared with fund shareholders. In connection with a corporate reorganization involving First Eagle, in addition to renewing the existing sub-advisory agreement with First Eagle, the Board prospectively approved a new sub-advisory agreement with First Eagle (together with the Sub-Advisory Agreements and the management contract, the Advisory Contracts) to take effect upon the consummation of a transaction that would result in a change in control of First Eagle, effectively terminating the existing sub-advisory agreement. The Board noted that the reorganization would not result in any changes to the personnel that currently provide services to the fund or the nature, extent and quality of the services provided to the fund. In addition, the Board noted that the terms of the prospective sub-advisory agreement with First Eagle are identical to those of the current sub-advisory agreement.

Semiannual Report

In considering whether to renew the Advisory Contracts for the fund and prospectively approve a new sub-advisory agreement with First Eagle, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts and the approval of a new sub-advisory agreement with First Eagle is in the best interests of the fund and its shareholders. In addition, with respect to the Sub-Advisory Agreements, the Board also concluded that the renewal of such agreements and the approval of the new sub-advisory agreement does not involve a conflict of interest from which Strategic Advisers or its affiliates derive an inappropriate advantage. Also, the Board found that the advisory fees to be charged under the Advisory Contracts bear a reasonable relationship to the services rendered and are based on services provided that are in addition to, rather than duplicative of, services provided under the advisory contract of any underlying fund in which the fund may invest. The Board's decision to renew the Advisory Contracts and approve a new sub-advisory agreement with First Eagle was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board.

Nature, Extent, and Quality of Services Provided. The Board considered the staffing within the investment adviser, Strategic Advisers, and each sub-adviser, AB, Aristotle, Brandywine, ClariVest, First Eagle, LSV, MFS, MSIM, OppenheimerFunds, Pyramis, Boston Partners, T. Rowe Price, and WRIMCO (collectively, the Investment Advisers), including the backgrounds of the fund's investment personnel and the fund's investment objective, strategies and related investment philosophy. The Independent Trustees also had discussions with senior management of Strategic Advisers' investment operations and investment groups. The Board considered the structure of each Investment Adviser's portfolio manager compensation program and whether such structures provide appropriate incentives to act in the best interests of the fund.

The Trustees also discussed with representatives of Strategic Advisers, at meetings throughout the year, Strategic Advisers' role in (i) identifying and recommending to the Trustees one or more sub-advisers for the fund; (ii) overseeing compliance with federal securities laws by each sub-adviser with respect to fund assets; (iii) monitoring and overseeing the performance and investment capabilities of each sub-adviser; and (iv) recommending the replacement of a sub-adviser as appropriate. The Trustees considered that the Board had received from Strategic Advisers substantial information and periodic reports about the sub-adviser oversight and due diligence processes, as well as periodic reports regarding the performance of each sub-adviser.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to managing and compensating investment personnel. The Board noted that the Investment Advisers' analysts have extensive resources, tools, and capabilities that allow them to conduct sophisticated quantitative and/or fundamental analysis. Additionally, in its deliberations, the Board considered the Investment Advisers' trading capabilities and resources and global compliance infrastructure, which are integral parts of the investment management process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for the fund; (ii) the nature and extent of Strategic Advisers' supervision of third party service providers, including the sub-advisers, custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. The Board took into account discussions with Strategic Advisers about fund investment performance that occur at Board meetings throughout the year. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for the fund, for different time periods, measured against a securities market index ("benchmark index") and a peer group of mutual funds with similar objectives ("peer group").

In connection with the renewal of the Advisory Contracts, the Board reviewed the fund's absolute investment performance, as well as the fund's relative investment performance measured over multiple periods against a benchmark index and peer group. Because the fund had been in existence less than five years, the following charts considered by the Board show, over the one- and three-year periods ended December 31, 2014, the cumulative total returns of the fund and the cumulative total returns of an appropriate benchmark index and peer group. The box within each chart shows the 25th percentile return (75% beaten, top of box) and the 75th percentile return (25% beaten, bottom of box) of the peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten numbers noted below each chart corresponds to the percentile box and represents the percentage of funds in the peer group whose performance was equal to or lower than that of the fund.

Semiannual Report

Strategic Advisers Core Multi-Manager Fund

The Board reviewed the fund's relative investment performance against its peer group and noted that the performance of the retail class was in the second quartile for the one-year period and the third quartile for the three-year period ended December 31, 2014. The Board also noted that the retail class out-performed 52% of its peers and under-performed 53% of its peers for the one- and three-year periods, respectively, ended December 31, 2014. The Board also noted that the investment performance of the fund was lower than its benchmark for the periods shown.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should benefit the fund's shareholders.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered the amount and nature of fees paid to the Investment Advisers. The Board also considered information comparing the management fees and total expenses of the fund to those of other registered investment companies with investment objectives similar to those of the fund. The Board noted that the fund's maximum aggregate annual management fee rate may not exceed 1.05% of the fund's average daily net assets. The Board also considered Strategic Advisers' contractual commitment to reimburse the retail class, Class L, and Class N through July 31, 2016 to the extent that the total operating expenses of the class (excluding interest, certain taxes, certain securities lending costs, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses, if any), as a percentage of net assets, exceed 0.97%, 0.97%, and 1.22%, respectively. In addition, the Board also noted that Strategic Advisers has voluntarily agreed to reimburse Class F of the fund to the extent that total operating expenses of the class (excluding interest, certain taxes, certain securities lending costs, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses, if any) exceed 0.87% of the class' average net assets and that such arrangement may be terminated by Strategic Advisers at any time.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board considered the fund's management fee and total expenses compared to "mapped groups" of competitive funds created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Strategic Advisers uses "mapped groups," which are created by Fidelity by combining similar Lipper investment objective categories that it believes have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which Strategic Advisers' funds are compared.

Management Fee. The Board considered two proprietary management fee comparisons. The group of Lipper funds used by the Board for management fee comparisons is referred to as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures are also comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG % and the number of funds in the Total Mapped Group are in the chart below. The Board also compared the fund's management fee to an "Asset-Size Peer Group" (ASPG), which is a sub-set of the competitive funds in the Total Mapped Group. The ASPG comparison focuses on a fund's standing relative to non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked, is also included in the chart and considered by the Board.

Semiannual Report

Strategic Advisers Core Multi-Manager Fund

The Board noted that the fund's management fee was ranked below the median of its Total Mapped Group and below the median of its ASPG for the 12-month period ended February 28, 2015.

Based on its review, the Board concluded that the fund's management fee bears a reasonable relationship to the services rendered.

Total Expenses. In its review of the total expenses of each class of the fund, the Board considered the fund's management fee as well as other fund or class expenses, as applicable, such as expenses from holding Fidelity and non-Fidelity mutual funds and ETFs, transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. The Board further noted that the fund's total expenses were compared to classes of competitive funds having similar load types. This comparison, which is a proxy for comparing funds by distribution channel, showed the fund's position relative to competitive funds with the same load type.

The Board noted that the total expenses of each of the retail class, Class L, and Class N were above, and the total expenses of Class F were below, the median of the fund's Total Mapped Group for the 12-month period ended February 28, 2015. The Board considered that, in general, various factors can affect total expenses. The total expenses for the retail class and Class L ranked below median when compared to a universe of no-load funds. The total expenses for Class N ranked above the competitive median of its institutional peer group primarily because of its 0.25% 12b-1 fee.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Fees Charged to Other Clients. The Board also considered fee structures paid by the Investment Advisers' other clients, such as other funds advised or subadvised by the Investment Advisers, pension plan clients, and other institutional clients with similar investment mandates.

Based on its review of the total expense ratios and fees charged to other clients of Strategic Advisers or its affiliates, the Board concluded that the total expenses of the fund were reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered information regarding the revenues earned and expenses incurred by Strategic Advisers and its affiliates in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders.

On an annual basis, Strategic Advisers presents to the Board information about the profitability of its relationship with the fund. Strategic Advisers calculates profitability information for the fund using a series of detailed revenue and cost allocation methodologies. The Board reviews any significant changes from the prior year's methodologies. Strategic Advisers noted that, to the extent possible, it employs the same corporate reporting of revenues and expenses as those used by other Fidelity funds.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of fund profitability and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Strategic Advisers' and its affiliates' non-fund businesses and fall-out benefits related to the mutual fund business, as well as cases where Strategic Advisers' affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized, if any, by Strategic Advisers and its affiliates in connection with the operation of the fund and was satisfied that the profitability was not excessive.

Possible Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Strategic Advisers funds, whether the Strategic Advisers funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board considered that the fund's sub-advisory contracts provide for breakpoints as the fund's assets grow and noted that any potential decline in sub-advisory fees would accrue directly to the fund. The Board took into consideration Strategic Advisers' contractual expense reimbursement commitment.

Semiannual Report

Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee structures bear a reasonable relationship to the services rendered and that the fund's Advisory Contracts should be renewed because each agreement is in the best interests of the fund and its shareholders. The Board also concluded that the advisory fees charged thereunder are based on services provided that are in addition to, rather than duplicative of, services provided under the advisory contract of any underlying fund in which the fund may invest. In addition, with respect to each Sub-Advisory Agreement, the Board concluded that the renewal of the agreement does not involve a conflict of interest from which Strategic Advisers or its affiliates derive an inappropriate advantage.

Board Approval of Investment Advisory Contract

Strategic Advisers Core Multi-Manager Fund

On June 4, 2015, the Board of Trustees, including the Independent Trustees (together, the Board), voted at an in-person meeting to approve an amendment to the fee schedule in the existing sub-advisory agreement (the Current Sub-Advisory Agreement) with Waddell & Reed Investment Management Company (Waddell & Reed) for the fund (the Amended Sub-Advisory Agreement), which has the potential to lower the amount of fees paid by Strategic Advisers, Inc. (Strategic Advisers) to Waddell & Reed on behalf of the fund. The terms of the Amended Sub-Advisory Agreement are identical to those of the Current Sub-Advisory Agreement, except with respect to the date of execution and the fee schedule.

The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, considered a broad range of information it believed relevant to the approval of the Amended Sub-Advisory Agreement.

In considering whether to approve the Amended Sub-Advisory Agreement, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the approval of the Amended Sub-Advisory Agreement is in the best interests of the fund and its shareholders and that the approval of such agreement does not involve a conflict of interest from which Strategic Advisers or its affiliates derive an inappropriate advantage. Also, the Board found that the advisory fees to be charged under the Amended Sub-Advisory Agreement bear a reasonable relationship to the services to be rendered and will be based upon services provided that will be in addition to, rather than duplicative of services provided under the advisory contract of any underlying fund in which the fund may invest. The Board's decision to approve the Amended Sub-Advisory Agreement was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Nature, Extent, and Quality of Services Provided. The Board considered that it reviewed information regarding the staffing within Waddell & Reed, including the backgrounds and compensation of its investment personnel, and also took into consideration the fund's investment objective, strategies and related investment philosophy in connection with the annual renewal of the Current Sub-Advisory Agreement at its September 2014 Board meeting, as well as the information provided by Waddell & Reed in connection with the upcoming renewal of the Current Sub-Advisory Agreement at its September 2015 Board meeting.

The Board considered that the Amended Sub-Advisory Agreement will not result in any changes to the nature and quality of the services provided to the fund. The Board also considered that the Amended Sub-Advisory Agreement would not result in any changes to (i) the investment process or strategies employed in the management of the fund's assets or (ii) the day-to-day management of the fund or the persons primarily responsible for such management.

Investment Performance. The Board considered that it reviewed historical investment performance of Waddell & Reed in managing fund assets in connection with the Board's renewal of the Current Sub-Advisory Agreement as well as the information provided by Waddell & Reed regarding its performance in connection with the upcoming renewal of the Current Sub-Advisory Agreement at its September 2015 Board meeting. The Board did not consider performance to be a material factor in its decision to approve the Amended Sub-Advisory Agreement because the Amended Sub-Advisory Agreement would not result in any changes to the fund's investment processes or strategies or in the persons primarily responsible for the day-to-day management of the fund.

Based on its review, the Board concluded that the nature, extent, and quality of services that will be provided to the fund under the Amended Sub-Advisory Agreement will continue to benefit the fund's shareholders.

Competitiveness of Management Fee and Total Fund Expenses.

The Board considered that the new fee schedule will not result in any changes to the fund's total management fee or total fund expenses of the fund because Strategic Advisers has not allocated any assets of the fund to Waddell & Reed. The Board considered that to the extent Strategic Advisers allocates assets of the fund to Waddell & Reed in the future, the new fee schedule would result in lower fees to be paid by Strategic Advisers to Waddell & Reed, on behalf of the fund, compared to the existing fee schedule. The Board also considered that the Amended Sub-Advisory Agreement would not result in any changes to the fund's maximum aggregate annual management fee rate, Strategic Advisers' portion of the fund's management fee or Strategic Advisers' expense reimbursement arrangements for each class of the fund. Based on its review, the Board concluded that the fund's management fee structure and total expenses continue to bear a reasonable relationship to the services that the fund and its shareholders will receive and the other factors considered.

Semiannual Report

Because the Amended Sub-Advisory Agreement was negotiated at arm's length and will have no impact on the maximum management fees payable by the fund, the Board did not consider the fund's investment performance or costs of services and profitability to be significant factors in its decision to approve the Amended Sub-Advisory Agreement.

Potential Fall-Out Benefits. The Board considered that it reviewed information regarding the potential of direct and indirect benefits to Strategic Advisers and its affiliates from their relationships with the fund, including non-advisory fee compensation paid to affiliates of Strategic Advisers, if any, during its annual renewal of the fund's advisory agreement with Strategic Advisers at its September 2014 Board meeting, as well as the information provided by Strategic Advisers in connection with the upcoming renewal of the fund's advisory agreement with Strategic Advisers at its September 2015 Board meeting.

Possible Economies of Scale. The Board considered that the Amended Sub-Advisory Agreement, like the Current Sub-Advisory Agreement, provides for breakpoints as the fund's assets grow and noted that the decline in sub-advisory fees pursuant to the new fee schedule will accrue directly to shareholders. The Board also considered that it reviewed whether there have been economies of scale in connection with the management of the fund during its annual renewal of the fund's advisory agreement with Strategic Advisers at its September 2014 Board meeting, as well as the information provided by Strategic Advisers in connection with the upcoming renewal of the fund's advisory agreement with Strategic Advisers at its September 2015 Board meeting.

Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the Amended Sub-Advisory Agreement's fee structure bears a reasonable relationship to the services to be rendered and that the Amended Sub-Advisory Agreement should be approved because the agreement is in the best interests of the fund and its shareholders. The Board also concluded that the sub-advisory fees to be charged thereunder will be based on services provided that will be in addition to, rather than duplicative of services provided under the advisory contract of any underlying fund in which the fund may invest. In addition, the Board concluded that the approval of the Amended Sub-Advisory Agreement does not involve a conflict of interest from which Strategic Advisers or its affiliates derive an inappropriate advantage.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Board Approval of Investment Advisory Contract

Strategic Advisers Core Multi-Manager Fund

On September 16, 2015, the Board of Trustees, including the Independent Trustees (together, the Board), voted at an in-person meeting to approve an amendment to the fee schedule in the existing sub-advisory agreement (the Current Sub-Advisory Agreement) with Morgan Stanley Investment Management, Inc. (MSIM) for the fund (the Amended Sub-Advisory Agreement), which has the potential to lower the amount of fees paid by Strategic Advisers, Inc. (Strategic Advisers) to MSIM, on behalf of the fund. The terms of the Amended Sub-Advisory Agreement are identical to those of the Current Sub-Advisory Agreement, except with respect to the date of execution and the fee schedule.

The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, considered a broad range of information it believed relevant to the approval of the Amended Sub-Advisory Agreement.

In considering whether to approve the Amended Sub-Advisory Agreement, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the approval of the Amended Sub-Advisory Agreement is in the best interests of the fund and its shareholders and that the approval of such agreement does not involve a conflict of interest from which Strategic Advisers or its affiliates derive an inappropriate advantage. Also, the Board found that the advisory fees to be charged under the Amended Sub-Advisory Agreement bear a reasonable relationship to the services to be rendered and will be based upon services provided that will be in addition to, rather than duplicative of services provided under the advisory contract of any underlying fund in which the fund may invest. The Board's decision to approve the Amended Sub-Advisory Agreement was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board.

Nature, Extent, and Quality of Services Provided. The Board considered that it reviewed information regarding the staffing within MSIM, including the backgrounds of its investment personnel, and also took into consideration the fund's investment objective, strategies and related investment philosophy in connection with the annual renewal of the Current Sub-Advisory Agreement at its September 2015 Board meeting.

The Board considered that the Amended Sub-Advisory Agreement will not result in any changes to the services provided to the fund. The Board also considered that the Amended Sub-Advisory Agreement would not result in any changes to (i) the investment process or strategies employed in the management of the fund's assets or (ii) the day-to-day management of the fund or the persons primarily responsible for such management.

Semiannual Report

Investment Performance. The Board also considered that it reviewed historical investment performance of MSIM in managing fund assets in connection with the Board's renewal of the Current Sub-Advisory Agreement at its September 2015 Board meeting. The Board did not consider performance to be a material factor in its decision to approve the Amended Sub-Advisory Agreement because the Amended Sub-Advisory Agreement would not result in any changes to the fund's investment processes or strategies or in the persons primarily responsible for the day-to-day management of the fund.

Based on its review, the Board concluded that the nature, extent, and quality of services that will be provided to the fund under the Amended Sub-Advisory Agreement will continue to benefit the fund's shareholders.

Competitiveness of Management Fee and Total Fund Expenses.

The Board considered that the new fee schedule will not result in any changes to the fund's total management fee or total fund expenses because Strategic Advisers has not allocated any assets of the fund to MSIM. The Board considered that to the extent Strategic Advisers allocates assets of the fund to MSIM in the future, the new fee schedule would result in lower fees to be paid by Strategic Advisers to MSIM, on behalf of the fund, compared to the existing fee schedule. The Board also considered that the Amended Sub-Advisory Agreement would not result in any changes to the fund's maximum aggregate annual management fee rate, Strategic Advisers' portion of the fund's management fee or Strategic Advisers' expense reimbursement arrangements for each class of the fund. Based on its review, the Board concluded that the fund's management fee structure and total expenses continue to bear a reasonable relationship to the services that the fund and its shareholders will receive and the other factors considered.

Because the Amended Sub-Advisory Agreement was negotiated at arm's length and will have no impact on the maximum management fees payable by the fund, the Board did not consider the fund's investment performance or costs of services and profitability to be significant factors in its decision to approve the Amended Sub-Advisory Agreement.

Potential Fall-Out Benefits. The Board considered that it reviewed information regarding the potential of direct and indirect benefits to Strategic Advisers and its affiliates from their relationships with the fund, including non-advisory fee compensation paid to affiliates of Strategic Advisers, if any, during its annual renewal of the fund's advisory agreement with Strategic Advisers at its September 2015 Board meeting.

Possible Economies of Scale. The Board considered that the Amended Sub-Advisory Agreement provides for breakpoints that have the potential to further reduce sub-advisory fees paid to MSIM as assets allocated to MSIM grow. The Board also considered that it reviewed whether there have been economies of scale in connection with the management of the fund during its annual renewal of the fund's advisory agreement with Strategic Advisers at its September 2015 Board meeting.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the Amended Sub-Advisory Agreement's fee structure bears a reasonable relationship to the services to be rendered and that the Amended Sub-Advisory Agreement should be approved because the agreement is in the best interests of the fund and its shareholders. The Board also concluded that the sub-advisory fees to be charged thereunder will be based on services provided that will be in addition to, rather than duplicative of services provided under the advisory contract of any underlying fund in which the fund may invest. In addition, the Board concluded that the approval of the Amended Sub-Advisory Agreement does not involve a conflict of interest from which Strategic Advisers or its affiliates derive an inappropriate advantage.

Semiannual Report

Investment Adviser

Strategic Advisers, Inc.
Boston, MA

Investment Sub-Advisers

AllianceBernstein L.P.

Aristotle Capital Management, LLC

Brandywine Global Investment
Management, LLC

ClariVest Asset Management LLC

FIAM LLC

First Eagle Investment Management LLC

JP Morgan Investment Management Inc.

Loomis, Sayles & Company, L.P.

LSV Asset Management

Massachusetts Financial Services
Company

Morgan Stanley Investment
Management, Inc.

OppenheimerFunds, Inc.

Robeco Investment Management, Inc.
doing business as Boston Partners

T. Rowe Price Associates, Inc.

Waddell & Reed Investment
Management Company

General Distributor

Fidelity Distributors Corporation
Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

The Bank of New York Mellon

New York, NY

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
245 Summer St., Boston, MA 02210
www.fidelity.com

MMC-F-SANN-0116
1.951478.102

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Rutland Square Trust II's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Rutland Square Trust II's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Rutland Square Trust II

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	January 29, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	January 29, 2016
By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	January 29, 2016